As filed with the Securities and Exchange Commission on April 25, 2019
Registration Nos. 333-212090; 811-05817
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ( )
Post-Effective Amendment No. 14     (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 97 (X)
VARIABLE ANNUITY-2 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Office)
(303) 737-3000
(Depositor’s Telephone Number)
Edmund F. Murphy III
President & Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2019, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contract.

GREAT-WEST SMART TRACK® ADVISOR VARIABLE ANNUITY
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company
Supplement dated May 1, 2019
to the Prospectus dated May 1, 2019
This Rate Sheet Supplement (the “Supplement”) amends certain information contained in the Great-West Smart Track Advisor Variable Annuity Prospectus dated May 1, 2019 (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus. This Supplement must be accompanied by, and read in conjunction with, the Prospectus.
This Supplement declares the Guaranteed Annual Withdrawal Percentage (the “GAW%”) and Joint Guaranteed Annual Withdrawal Percentage (the “Joint GAW%”) applicable to all GLWB Riders for Contracts, the applications for which are signed on or after the effective date detailed below. This Supplement also declares the Distribution Credit applicable to the Great-West Secure Income Max GLWB Rider (the “Distribution Credit”) and the Accumulation Credit applicable to the Great-West Secure Income Plus GLWB Rider (the “Accumulation Credit”) for Contracts, the applications for which are signed on or after the effective date detailed below.
To receive the following GAW%, Joint GAW%, Distribution Credit, or Accumulation Credit, your Great-West Smart Track Advisor Variable Annuity application must be signed on or after May 1, 2019, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the following rates will apply to your Contract and cannot be changed. Rates reflected in Rate Sheet Supplements that were not in effect when you signed your application will not apply to your Contract. If we file a new Rate Sheet Supplement, the terms of this Supplement (including the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) will be superseded by the terms of the new Rate Sheet Supplement. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.
If you would like a copy of the current Prospectus, or for information on the GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable to you based on the date your application was signed, please contact the Retirement Resource Operations Center toll-free at (877) 723-8723. Historical GAW%s, Joint GAW%s, Distribution Credits, and Accumulation Credits also may be found in an appendix to the Prospectus, as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File No. 333-212090. The Prospectus and this Supplement also may be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching with File No. 333-212090.
Great-West Secure Income Foundation GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%).
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.10%	4.60%
70 – 74	5.50%	5.00%
75 – 79	5.50%	5.00%
80+	6.50%	6.00%
Great-West Secure Income Max GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Distribution Credit increases the GAW% for Contributions aged at least 5 years.
Age When GAWs Begin	Single GAW%	Joint GAW%	Distribution Credit
59.5 – 64	4.00%	3.50%	1%
65 – 69	5.50%	5.00%	1%
70 – 74	6.00%	5.50%	1%
75 – 79	6.00%	5.50%	1%
80+	6.50%	6.00%	1%
Great-West Secure Income Plus GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Accumulation Credit of 5% is used to determine the guaranteed minimum amount the Benefit Base will increase for each Contract Year up to a maximum of 10 Contract Years.
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.00%	4.50%
70 – 74	5.00%	4.50%
75 – 79	5.00%	4.50%
80+	6.00%	5.50%
If you have any questions regarding this Supplement, please call the Retirement Resource Operations Center toll-free at (877) 723-8723, or write to the Retirement Resource Operations Center at PO Box 173920, Denver, CO 80217-3920.
This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and Statement of Additional Information dated May 1, 2019.
Please read this Supplement carefully and retain it for future reference.

GREAT-WEST SMART TRACK® ADVISOR VARIABLE ANNUITY
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company
Internet Availability of Portfolio Reports: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting the Retirement Resource Operations Center at (800) 838-0650.
You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Retirement Resource Operations Center at the toll-free number referenced immediately above. Your election to receive reports in paper will apply to all Portfolios available under your Contract.
This Prospectus describes the Great-West Smart Track® Advisor Variable Annuity (the “Contract”) — an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in all United States jurisdictions except New York. The Contract may be owned by one or two natural persons, an IRA custodian or trustee, by a Non-Grantor Trust, or by a Grantor Trust with only one Grantor or with two Grantors who are one another’s Spouse as of the Effective Date (see “Definitions” below for definitions of capitalized terms).
When you contribute money to the Contract, you decide how to allocate your money among the various investment options available through Variable Annuity-2 Series Account (the “Series Account”). The Series Account consists of two strategies: the Investment Strategy (relating to the base Contract) and the Income Strategy (relating to optional Guaranteed Lifetime Withdrawal Benefit Riders). You should consider which features are important to you and the amount of Series Account charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Strategy or a Covered Fund under the Income Strategy.
The date of this Prospectus is May 1, 2019.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
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Investment Strategy Portfolios:
ALPS|Alerian Energy Infrastructure Portfolio (Class III Shares)
ALPS|Red Rocks Listed Private Equity Portfolio (Class III Shares)
American Century Investments® VP Inflation Protection Fund (Class II Shares)
American Century Investments® VP Mid Cap Value Fund (Class II Shares)
American Century Investments® VP Value Fund (Class II Shares)
American Funds Insurance Series® Blue Chip Income and Growth Fund (Class 4 Shares)
American Funds Insurance Series® Global Growth and Income Fund (Class 4 Shares)
American Funds Insurance Series® Growth Fund (Class 4 Shares)
American Funds Insurance Series® Growth-Income Fund (Class 4 Shares)
American Funds Insurance Series® International Fund (Class 4 Shares)
American Funds Insurance Series® New World Fund® (Class 4 Shares)
BlackRock Global Allocation V.I. Fund (Class III Shares)
BlackRock High Yield V.I. Fund (Class III Shares)
BlackRock iShares® Dynamic Allocation V.I. Fund (Class III Shares)
ClearBridge Variable Large Cap Growth Portfolio (Class II Shares)
ClearBridge Variable Mid Cap Portfolio (Class II Shares)*
ClearBridge Variable Small Cap Growth Portfolio (Class II Shares)
Columbia Variable Portfolio - Strategic Income Fund (Class 2 Shares)
Delaware VIP® Emerging Markets Series (Service Class Shares)
Delaware VIP® International Value Equity Series (Service Class Shares)
Delaware VIP® REIT Series (Service Class Shares)*
Delaware VIP® Small Cap Value Series (Service Class Shares)
DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP) (Class B Shares)*
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares)
Federated High Income Bond Fund II (Service Class Shares)
Fidelity® Variable Insurance Products Balanced Portfolio (Service Class 2 Shares)
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio (Service Class 2 Shares)
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I Shares)
Franklin Income VIP Fund (Class 4 Shares)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares)*
Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares)
Great-West Ariel Mid Cap Value Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)
Great-West Core Bond Fund (Investor Class Shares)
Great-West Emerging Markets Equity Fund (Investor Class Shares)
Great-West Global Bond Fund (formerly Great-West Templeton Global Bond Fund) (Investor Class Shares)
Great-West Government Money Market Fund (Investor Class Shares)
Great-West Inflation-Protected Securities Fund (Investor Class Shares)
Great-West International Growth Fund (Investor Class Shares)
Great-West International Index Fund (Investor Class Shares)
Great-West International Value Fund (Investor Class Shares)
Great-West Invesco Small Cap Value Fund (Investor Class Shares)
Great-West Large Cap Growth Fund (Investor Class Shares)
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares)
Great-West Mid Cap Value Fund (Investor Class Shares)
Great-West Multi-Sector Bond Fund (formerly Great-West Loomis Sayles Bond Fund) (Investor Class Shares)
Great-West Putnam Equity Income Fund (Investor Class Shares)
Great-West Putnam High Yield Bond Fund (Investor Class Shares)
Great-West Real Estate Index Fund (Investor Class Shares)
Great-West S&P 500® Index Fund (Investor Class Shares)
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares)

Great-West S&P Small Cap 600® Index Fund (Investor Class Shares)
Great-West Short Duration Bond Fund (Investor Class Shares)
Great-West Small Cap Growth Fund (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Great-West U.S. Government Securities Fund (Investor Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Aggressive Profile Fund (Investor Class Shares)
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Invesco V.I. Global Real Estate Fund (Series II Shares)
Invesco V.I. Growth and Income Fund (Series II Shares)
Invesco V.I. International Growth Fund (Series II Shares)*
Ivy VIP Energy (Class II Shares)
Janus Henderson Balanced Portfolio (Service Shares)
Janus Henderson Enterprise Portfolio (Service Shares)
Janus Henderson Flexible Bond Portfolio (Service Shares)
JPMorgan Insurance Trust Global Allocation Portfolio (Class 2 Shares)
JPMorgan Insurance Trust Income Builder Portfolio (Class 2 Shares)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 2 Shares)
MFS® VIT II Blended Research® Core Equity Portfolio (Service Class Shares)
MFS® VIT II International Growth Portfolio (Service Class Shares)
MFS® VIT II Technology Portfolio (Service Class Shares)
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Service Class Shares)
Neuberger Berman AMT Sustainable Equity Portfolio (Class S Shares)
Oppenheimer International Growth Fund/VA (Service Shares)*
Oppenheimer Main Street Small Cap Fund/VA® (Service Shares)
Oppenheimer Total Return Bond Fund/VA (Service Shares)
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class Shares)
PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class Shares)
PIMCO VIT Low Duration Portfolio (Advisor Class Shares)
PIMCO VIT Real Return Portfolio (Advisor Class Shares)
PIMCO VIT Short-Term Portfolio (Advisor Class Shares)
PIMCO VIT Total Return Portfolio (Advisor Class Shares)
Putnam VT Global Asset Allocation Fund (Class IB Shares)
Putnam VT Global Equity Fund (Class IB Shares)
Putnam VT Growth Opportunities Fund (Class IB Shares)
Putnam VT Income Fund (Class IB Shares)
Putnam VT International Equity Fund (Class IB Shares)
Putnam VT International Value Fund (Class IB Shares)
Putnam VT Mortgage Securities Fund (Class IB Shares)
Putnam VT Multi-Cap Core Fund (formerly Putnam VT Investors Fund) (Class IB Shares)
Putnam VT Research Fund (Class IB Shares)

Putnam VT Small Cap Growth Fund (formerly Putnam VT Capital Opportunities Fund) (Class IB Shares)*
Putnam VT Small Cap Value Fund (Class IB Shares)
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares)
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares)
VanEck VIP Global Hard Assets Fund (S Class Shares)
Investment Strategy Portfolios that may only be accessed with additional payment of a Fund Facilitation Fee:
DFA VA Global Moderate Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Equity Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Global Bond Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA International Small Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA International Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Short-Term Fixed Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Large Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares)
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.
Income Strategy Covered Funds (for Contracts with a Guaranteed Lifetime Withdrawal Benefit Rider):
Great-West Conservative Profile Fund (Class L Shares)
Great-West Moderate Profile Fund (Class L Shares)
Great-West Moderately Conservative Profile Fund (Class L Shares)
Great-West SecureFoundation® Balanced Fund (Class L Shares)
Closed Income Strategy Covered Funds: the Sub-Accounts investing in the following Covered Funds (Investor Class) are closed to new Contributions and incoming Transfers:
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Based on marketing, tax, investment, and other conditions, we may make additional Portfolios or additional Covered Funds available to Owners at our discretion.
This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Contract, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference.
The Contract is sold to customers of Consultants and is intended to be used by investors who have engaged these Consultants to manage their Annuity Account Value for a fee. We offer other variable annuity products with different product features, benefits, and charges.
You can find additional information pertaining to the Series Account, including the Statement of Additional Information (“SAI”) dated May 1, 2019 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”) and is available upon written or oral request. The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. You can also obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.
The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.
For account information, please contact:

Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(877) 723-8723
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
This Contract is not available in all states.
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Definitions
1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.
Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.
Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.
Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date, and must be one another’s Spouse as of the Effective Date. If you select a Joint Annuitant, Annuitant means the older Joint Annuitant or the sole surviving Joint Annuitant. If you name a Contingent Annuitant, the Annuitant will be considered the Primary Annuitant. If an IRA custodian or trustee owns the Contract, the Underlying IRA Holder must be the Annuitant and if there are two Annuitants, the Joint Annuitant must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named and the Annuitant will be considered the Primary Annuitant.
Annuity Account – An account we establish in your name that reflects all account activity under your Contract in both the Investment Strategy and the Income Strategy.
Great-West Smart Track® Advisor Variable Annuity Structure
Annuity Account reflects all account activity in both the Investment Strategy and the Income Strategy:
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Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Strategy and Income Strategy. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.
Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur no later than the Annuitant’s 99th birthday.
Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Automatic Bank Draft Plan – A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficial Owner – For a Contract held as a Non-Qualified Stretch Annuity, the natural person who is the designated Beneficiary of any Death Benefit proceeds as a result of the death of the Owner. The Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust.
Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the Death Benefit or elect to continue this Contract in force. If a Non-Grantor Trust owns the Contract, the Owner will at all times be the Beneficiary.
Benefit Base – For purposes of the GLWB Riders, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.
Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Consultant – One or more investment managers or financial advisors designated by an Owner to provide advisory services to an Owner. Consultants may be registered as investment adviser representatives.
Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and at least 30 days prior to the Annuity Commencement Date. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named.
Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.
Contract Year – Contract Years begin on the Effective Date and renew on each anniversary of the Effective Date.
Contributions – Amounts of money you invest or deposit into your Annuity Account.
Covered Fund(s) – Interests in Sub-Accounts approved by Great-West for the GLWB.
Covered Fund Value – The aggregate value of each Covered Fund.
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Covered Person(s) – For purposes of a GLWB Rider, the natural person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Joint Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person, when permitted, must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract. If an IRA custodian or trustee owns the Contract, the Underlying IRA Holder must be a Covered Person and if there are two Covered Persons, the Joint Covered Person must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If a Non-Grantor Trust owns the Contract, the Covered Person, if any, must be the Annuitant.
Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies. Death Benefit Option 1 provides for the return of Annuity Account Value; Death Benefit Option 2 (also called the Guaranteed Minimum Death Benefit) provides for the return of the greater of Annuity Account Value or the sum of Contributions less the proportionate impact of withdrawals, distributions, and Premium Tax, if any. See “Death Benefit” below for more details.
Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.
Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date – The date on which the first Contribution is credited to your Annuity Account. Contract Years, anniversaries, and quarters are measured from the Effective Date.
Excess Withdrawal – An amount of either a Distribution or Transfer from the Covered Fund(s) during the GLWB Accumulation Phase or any amount combined with all other such amounts that exceed the annual GAW during the GAW Phase. Excess Withdrawals reduce your Benefit Base. The Guarantee Benefit Fee, the M&E Charge, and up to 1.5% of Covered Fund Value to pay for Consultant fees shall not be treated as a Distribution or Excess Withdrawal for this purpose. Withdrawals from the Covered Fund(s) in the Income Strategy to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; withdrawals for that purpose will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, and would reduce the Death Benefit as well as your Benefit Base and GAWs under a GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Strategy to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider and Death Benefit Option 2. You should discuss with your Consultant whether a withdrawal to pay Consultant fees would be considered a taxable distribution.
FFF Portfolios – Investment Strategy Portfolios, the Sub-Accounts of which may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee.
Fund Facilitation Fee – An amount deducted at the end of each valuation period from Sub-Account assets, if any, invested in certain Investment Strategy Portfolios called the FFF Portfolios. The Fund Facilitation Fee will be reflected in the Accumulation Unit values of the Sub-Accounts invested in the FFF Portfolios you select. See “Fund Facilitation Fee” below for more information.
GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Riders – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Riders that are issued to Owners and which specify the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Strategy, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. A GLWB Rider is initiated by allocating Contributions to an Income Strategy Covered Fund. One or more GLWB Riders may not be available through all financial intermediaries. All GLWB Riders available at the time you purchase your Contract will remain available for you to elect for the duration of your Contract. You may only elect one GLWB Rider. All guarantees are subject to the claims paying ability of Great-West.
GLWB Rider Contributions – Owner-directed amounts received and allocated to the Owner’s Covered Fund(s) in the Income Strategy, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund(s) will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. Once you have elected a GLWB
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Rider by making a GLWB Rider Contribution, you are not able to make Contributions to any other GLWB Rider. If we refuse to accept additional Contributions, you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Strategy to the Income Strategy.
GLWB Rider Election Date – The Business Day on which the Owner or Beneficiary elects the GLWB option in a GLWB Rider by allocating GLWB Rider Contributions to a Covered Fund(s). The GLWB Rider Election Date will be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 86 years old.
GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive and during which Installments will continue to be paid.
Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. Generally, the Grantor is the creator of the trust relationship and is responsible for any tax liability on trust assets. All Grantors must be natural persons.
Grantor Trust – A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the trust assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application.
Great-West Secure Income Foundation GLWB Rider – Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
Great-West Secure Income Max GLWB Rider – Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). A higher GAW% may be available for Rider Contributions aged 5 years or more prior to starting the GAW Phase, as disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.
Great-West Secure Income Plus GLWB Rider – Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years. The Accumulation Credit used to determine the guaranteed minimum amount is disclosed in a Rate Sheet Supplement in effect when you signed the application to purchase your Contract.
Guarantee Benefit Fee – The fee associated with the Income Strategy and GLWB Riders. The Guarantee Benefit Fee may be referred to as the GLWB Rider Fee.
Guaranteed Annual Withdrawal (GAW) – For purposes of a GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).
Guaranteed Annual Withdrawal Payment Date (GAW Payment Date) – The day of the month on which Installments are paid. You may change your GAW Payment Date only by Request. Changes to your GAW Payment Date will not take effect for a minimum of three weeks from the date we receive your Request.
Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW. The GAW% applicable to new Contract purchases is set forth in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract.
Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.
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Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by a GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) can receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.
Guaranteed Minimum Death Benefit (also called Death Benefit Option 2) – Provides for the return of the greater of Annuity Account Value or the sum of Contributions less the proportionate impact of withdrawals, distributions, and Premium Tax, if any. See “Death Benefit” below for more details.
Income Strategy – Assets allocated to the Sub-Account associated with an optional GLWB Rider attached to the Contract.
Income Strategy Account Value – The sum of the values of the Sub-Accounts in the Income Strategy credited to the Owner under the Annuity Account. The Income Strategy Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Initial Installment Date – The date of the first Installment under a GLWB, which must be a Business Day.
Installments – Periodic payments of the GAW.
Investment Strategy – Assets allocated to the Sub-Accounts not associated with an optional GLWB Rider attached to the Contract.
Investment Strategy Account Value – The sum of the values of the Sub-Accounts in the Investment Strategy credited to the Owner under the Annuity Account. The Investment Strategy Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Joint GAW% – The GAW% used with any GLWB Rider if there are two Covered Persons. The Joint GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus.
Mortality and Expense Risk Charge (M&E Charge) – An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.
Non-Grantor Trust – A trust in which the grantor has relinquished control over trust assets and in which trust assets do not form a part of the grantor’s estate. A Non-Grantor Trust must be issued a Tax Identification Number in order to qualify as Owner of the Contract. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application.
Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.
Non-Qualified Stretch Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code, and in which a Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. The Owner of a Contract held as a Non-Qualified Stretch Annuity may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. We may issue this Contract as a Non-Qualified Stretch Annuity Contract.
Owner (Joint Owner) or You – The person or persons named in the Contract who is entitled to exercise all rights and privileges under the Contract while the Annuitant is living. The Owner must be age 85 or younger at the time the Contract is issued. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Owner intends to hold the Contract as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person, an IRA custodian or trustee, a Grantor Trust, or a Non-Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Grantor(s). If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. If the Owner is an IRA custodian or trustee, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Underlying IRA Holder.
Payout Election Date – The date chosen for annuity payouts or periodic withdrawals to begin from the Investment Strategy. The Payout Election Date must occur before the Annuitant’s 99th birthday.
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Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested. For convenience, the Investment Strategy Portfolios (including the FFF Portfolios) and the Income Strategy Covered Funds may be referred to as Portfolios in this prospectus.
Premium Tax – A tax that a state or other governmental authority charges. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.
Qualified Annuity Contract – An annuity contract that is intended to qualify under Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract.
Ratchet – For purposes of a GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.
Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. If any anniversary is a non-Business Day, the Ratchet Date will be the following Business Day for that year.
Rate Sheet Supplement – Supplements to the Prospectus which we periodically file with the SEC that detail and modify certain rates associated with the GLWB Riders for new Contract purchases. Rate Sheet Supplements will disclose the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits for all GLWB Riders applicable for a specified range of dates. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. You may contact the Retirement Resource Operations Center at (877) 723-8723 for a copy of the Rate Sheet Supplement applicable to your Contract. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212090.
Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed. A written Request will be deemed to include electronic mail transmissions only if: such transmissions include PDF or other facsimile transmissions clearly reproducing the manual signature, and; such transmission is sent to the designated address for the Retirement Resource Operations Center.
Retirement Resource Operations Center – You may write to us at P.O. Box 173920 Denver, CO 80217-3920; call us toll free at (877) 723-8723; or email us at AnnuityOperations@greatwest.com.
Series Account – Variable Annuity-2 Series Account, the segregated asset account established by Great-West under Colorado law and registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.
Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Strategy (including the FFF Portfolios), the Income Strategy, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.
Successor Beneficiary – Upon the death of the Beneficial Owner, the natural person who is entitled to receive the Beneficial Owner’s remaining interest in a Contract held as a Non-Qualified Stretch Annuity. A Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. A non-natural entity, such as a Grantor Trust or Non-Grantor Trust, is not permitted as a Successor Beneficiary of a Contract held as a Non-Qualified Stretch Annuity.
Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less any Premium Tax and other taxes.
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Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer – Moving amounts from and among the Sub-Account(s).
Underlying IRA Holder – The natural person who is treated under the Code as having a beneficial interest in the assets of a custodial or trusteed IRA account. All Underlying IRA Holders must be natural persons.
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Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.
Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Exchange Fee	None
Maximum Transfer Fee*	$25
* Currently, we do not charge a fee for Transfers. We reserve the right to impose a Transfer Fee up to the stated amount for Transfers in excess of 12 per year. Transfers made electronically using our website will not incur a Transfer Fee and will not count against your annual 12 free Transfers per year.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Fee	None

Series Account Annual Expenses (% of average Annuity Account Value)	Maximum	Current
Mortality and Expense Risk Charges
Option 1: Return of Account Value Death Benefit	0.20%	0.20%
Option 2: Guaranteed Minimum Death Benefit	0.40%	0.40%
Total Series Account Annual Expenses	0.40%	0.20% or 0.40%

Optional GLWB Rider Fees* Optional Guaranteed Lifetime Withdrawal Benefit Riders (with charges assessed quarterly, as a percentage of the current Benefit Base)	Maximum	Current
Great-West Secure Income Plus GLWB Rider	2.25%	1.30%
Great-West Secure Income Max GLWB Rider	2.25%	1.20%
Great-West Secure Income Foundation GLWB Rider	1.50%	0.90%
Fund Facilitation Fee for Optional FFF Portfolios (with charges assessed daily as a percentage of assets invested in the applicable Investment Strategy FFF Portfolio Sub-Accounts)	0.35%	0.35%
* GLWB Rider Fees will not apply to your Contract if you do not elect a GLWB Rider. The maximum GLWB Rider Fee reflected in the Fee Table will not change; however, the current fee may be different depending on when you elect a GLWB Rider.
The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) [1]	0.20%	2.76%

1 Several of the Portfolios (the Great-West Profile Funds, the Great-West Lifetime Funds, and the Great-West SecureFoundation Balanced Fund) are “funds of funds” that invest substantially all of their assets in shares of other Great-West Funds, portfolios in the same group of investment companies as Great-West Funds, Inc., and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds, Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds, the Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund as a result of their investment in shares of one or more Underlying Portfolios.
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THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THIS INFORMATION PROVIDED BY UNAFFILIATED PORTFOLIOS.
Fee Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, Fund Facilitation Fees, and Portfolio fees and expenses.
Income Strategy – Maximum Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Strategy of the Contract (and nothing in the Investment Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$388.00	$1,236.00	$2,190.00	$5,111.00
Investment Strategy – Maximum M&E Charge Example. The Example below assumes that you invest $10,000 in the Investment Strategy of the Contract (and nothing in the Income Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge and the maximum fees and expenses of any of the Portfolios in the Investment Strategy. For purposes of this example, we have assumed nothing is invested in Investment Strategy Sub-Accounts subject to the Fund Facilitation Fee. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$316.00	$1,014.00	$1,808.00	$4,289.00
Income Strategy – Current Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Strategy of the Contract (and nothing in the Investment Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, current Guarantee Benefit Fee, and the maximum fees and expenses of any of the Portfolios in the Income Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$293.00	$942.00	$1,684.00	$4,015.00
Investment Strategy – Maximum Fund Facilitation Fee Example. The Example below assumes that you invest $10,000 in the Investment Strategy FFF Portfolio Sub-Accounts (and nothing in the Income Strategy or in any Investment Strategy Sub-Account that does not require payment of the Fund Facilitation Fee) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Fund Facilitation Fee, maximum M&E Charge, and the maximum fees and expenses of any of the FFF Portfolios in the Investment Strategy. In addition, this Example assumes no
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premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. For additional information, see “Fund Facilitation Fee” below.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$141.00	$460.00	$834.00	$2,060.00
These Examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract, nor do they include the impact of Transfer fees should Great-West in the future exercise its right to impose such fees.
The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account and is determined on the basis of changes in the per share value of a Portfolio and Series Account charges. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the SAI.
Summary
The Contract allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
How to contact the Retirement Resource Operations Center:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(877) 723-8723
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $10,000; lower initial Contributions require prior approval of Great-West. Additional Contributions to the Investment Strategy can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.
The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to accept lower minimum initial or subsequent Contributions or accept larger maximum total Contributions. The Contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Code or may expose you to tax penalties.
You may also purchase the Contract through a 1035 Exchange of another insurance contract, through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA.
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Right to Cancel Period
After you receive your Contract, you may examine it for at least 10 days or longer if required by your state law (in some states, up to 30 days or longer for replacement annuity contracts), during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. You assume the risk of any market drop on Contributions you allocate to the Sub-Accounts. Except as noted below with respect to California, we will return your Annuity Account Value plus any fees and charges. For Owners age 60 and over in California, we will return the greater of Annuity Account Value plus fees and charges or the sum of Contributions plus fees and charges if you cancel your Contract so long as your Contributions are entirely allocated to the Money Market Sub-Account during the right to cancel period; however, if your Contributions are not entirely allocated to the Money Market Sub-Account during the right to cancel period, we will return your Annuity Account Value plus fees and charges.
State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This Prospectus describes the material rights and obligations of an Owner. The maximum fees and charges for all Contract features and benefits are set forth above in the fee table of this Prospectus. All material state variations to the Contract and GLWB Riders are disclosed in the attached Appendix B, as well as state variations to the right to cancel. It is also important that you read and retain your Contract, Riders, amendments, and/or endorsements.
Allocating Your Contributions
The Series Account consists of two strategies: the Investment Strategy (relating to the base Contract) and the Income Strategy (relating to the optional Guaranteed Lifetime Withdrawal Benefit Riders). When you make a Contribution, you choose how your Contributions are allocated between the Portfolios in the Investment Strategy and the Covered Fund(s) in the Income Strategy. The Investment Strategy consists of a wide variety of Portfolios, allowing you to select among Sub-Accounts that invest in different asset classes and which utilize different investment advisers. Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios) may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee. For more information see “Fund Facilitation Fee” below. The Income Strategy consists of several Covered Funds. If you choose to elect one of the Guaranteed Lifetime Withdrawal Benefit Riders, you must make an allocation to the Income Strategy. You may allocate all or a portion of Contributions to either Strategy. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Strategy when electing a GLWB Rider.
Guaranteed Lifetime Withdrawal Benefit Rider Options
The Contract offers three Guaranteed Lifetime Withdrawal Benefit Rider options:
(1)	the Great-West Secure Income Plus GLWB Rider;
(2)	the Great-West Secure Income Max GLWB Rider; and
(3)	the Great-West Secure Income Foundation GLWB Rider.
Each GLWB Rider calculates the Guarantee Benefit Fee as a percentage of the Benefit Base, but offers different features and different methods of calculating the GAW%. One or more GLWB Riders may not be available through all financial intermediaries.
Provided all conditions are met, GLWB Riders provide as follows:
(1)	Great-West Secure Income Plus GLWB Rider: an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years.
(2)	Great-West Secure Income Max GLWB Rider: an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). You may receive a higher GAW% for Rider Contributions aged 5 years or more prior to starting the GAW Phase.
(3)	Great-West Secure Income Foundation GLWB Rider: an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
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The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph), rather than at the time you elect a GLWB Rider. In order to receive the disclosed GAW%, Joint GAW%, Accumulation Credit (for the Great-West Secure Income Plus GLWB Rider), or Distribution Credit (for the Great-West Secure Income Max GLWB Rider), your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. The terms of a Rate Sheet Supplement (including the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-212090. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. You may contact the Retirement Resource Operations Center at (877) 723-8723 for a copy of the Rate Sheet Supplement applicable to your Contract. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212090.
All guarantees are subject to the claims paying ability of Great-West.
Payout Options
The Contract offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.
Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
Death Benefit
If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the “Death Benefit” section below.
The amount distributed to your Beneficiary will depend on which of the two Death Benefit Options you select. Death Benefit Option 1, which is the default Death Benefit offered by the Contract, provides for the payment of your Annuity Account Value minus any Premium Tax. Death Benefit Option 2, which is offered through an endorsement to the Contract, provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus the proportionate impact of partial withdrawals, distributions and Premium Tax, if any. For Death Benefit Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Death Benefit Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. If you select Death Benefit Option 1, your M&E Charge will be 0.20%. If you choose Death Benefit Option 2, this charge will be 0.40%.
Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.
This summary highlights some of the more significant aspects of the Contract. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial
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Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.
On January 24, 2019, Great-West announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract. Subject to the provision of certain services by Great-West or its affiliates for a transitional period following the closing, Protective will agree to provide administration for the Contract in accordance with their terms and conditions. The transaction is expected to close in the first half of 2019, subject to regulatory approvals and customary closing conditions.
The Series Account
We established the Series Account in accordance with Colorado law on June 25, 2009. Prior to September 19, 2011, the Series Account was known as Varifund Variable Annuity Account.
The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
Your Contributions under the Contract are held in the Series Account. The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
All guarantees are subject to the claims paying ability of Great-West.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.
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Each Portfolio:
•	holds its assets separately from the assets of the other Portfolios;
•	has its own distinct investment objectives and policies; and
•	operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Not all Portfolios or Covered Funds will be available at all times or through all financial intermediaries. You should speak with your financial advisor about the Portfolios and Covered Funds available to you.
Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.
Payments We Receive. Some of the Portfolios’ investment advisers or affiliates may compensate us for providing the administrative, recordkeeping and reporting services they would normally be required to provide for individual shareholders or cost savings experienced by the investment advisers or affiliates of the Portfolios. Such compensation is typically a percentage of Series Account assets invested in the relevant Portfolio and generally may range up to 0.35% of net assets. GWFS Equities, Inc. (“GWFS”), a broker-dealer and subsidiary of Great-West and the principal underwriter and distributor of the Contract, may also receive Rule 12b-1 fees (ranging up to 0.25%) directly from certain Portfolios for providing distribution related services related to shares of Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of Series Account assets invested in a Portfolio.
Such payments and fees create an incentive for us to offer Portfolios (or classes of shares of Portfolios) for which such payments and fees are available to us. We consider such payments and fees, among other things, when deciding to include a Portfolio (or class of shares of a Portfolio) as an investment option under the Contract. Other available investment portfolios (or other available classes of shares of the Portfolios) may have lower fees and better overall investment performance than the Portfolios (or classes of shares of the Portfolios) offered under the Contract.
If you purchased the Contract through a Consultant, broker-dealer, or other financial intermediary (such as a bank), the Portfolios and their related companies may pay the intermediary for services provided with regard to the sale of Portfolio shares to the Sub-Accounts under the Contract. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your Consultant to present this Contract (and certain Sub-Accounts under the Contract) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your Consultant. You may ask your Consultant about variations and how he or she and his or her broker-dealer are compensated for selling the Contract or visit your financial intermediary's website for more information.
Portfolio Investment Objectives. The investment objectives of the Portfolios available under the Investment Strategy are briefly described below followed by the investment objective of the Covered Funds available under the Income Strategy:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund (Series II Shares) - seeks total return through growth of capital and current income.
Invesco V.I. Growth and Income Fund (Series II Shares) - seeks long-term growth of capital and income.
Invesco V.I. International Growth Fund (Series II Shares)* - seeks long-term growth of capital.
ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.
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ALPS|Alerian Energy Infrastructure Portfolio (Class III Shares) - seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).
ALPS|Red Rocks Listed Private Equity Portfolio (Class III Shares) - seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Mid Cap Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Variable Portfolios II, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Inflation Protection Fund (Class II Shares) - seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
American Funds Insurance Series® - advised by Capital Research and Management Company
American Funds Insurance Series® Blue Chip Income and Growth Fund (Class 4 Shares) - seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® Global Growth and Income Fund (Class 4 Shares) - seeks long-term growth of capital while providing current income.
American Funds Insurance Series® Growth Fund (Class 4 Shares) - seeks growth of capital.
American Funds Insurance Series® Growth-Income Fund (Class 4 Shares) - seeks to achieve long-term growth of capital and income.
American Funds Insurance Series® International Fund (Class 4 Shares) - seeks to provide investors with long-term growth of capital.
American Funds Insurance Series® New World Fund® (Class 4 Shares) - seeks long-term capital appreciation.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund (Class III Shares) - seeks high total investment return.
BlackRock High Yield V.I. Fund (Class III Shares) - seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock iShares® Dynamic Allocation V.I. Fund (Class III Shares) - seeks to track the investment results of an index composed of global equities in the technology sector.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund (Class 2 Shares) - seeks total return, consisting of current income and capital appreciation.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® Emerging Markets Series (Service Class Shares) - seeks long-term capital appreciation.
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Delaware VIP® International Value Equity Series (Service Class Shares) - seeks long-term growth without undue risk to principal.
Delaware VIP® REIT Series (Service Class Shares)* - seeks maximum long-term total return, with capital appreciation as a secondary objective.
Delaware VIP® Small Cap Value Series (Service Class Shares) - seeks capital appreciation.
Deutsche DWS Variable Series I – advised by DWS Investment Management Americas, Inc.
DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP) (Class B Shares)* - seeks to provide long-term growth of capital.
DFA Investment Dimensions Group, Inc. – advised by Dimensional Fund Advisors LP
DFA VA Global Moderate Allocation Portfolio (Institutional Class Shares) - seeks total return consisting of capital appreciation and current income. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA Equity Allocation Portfolio (Institutional Class Shares) - seeks to achieve long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA Global Bond Portfolio (Institutional Class Shares) - seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA International Small Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA International Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA Short-Term Fixed Portfolio (Institutional Class Shares) - seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA U.S. Large Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Eaton Vance Variable Trust – advised by Eaton Vance Management
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares) - seeks to provide a high level of current income.
Federated Insurance Series – advised by Federated Investment Management Company
Federated High Income Bond Fund II (Service Class Shares) - seeks high current income.
Fidelity Variable Insurance Products Fund II – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio (Service Class 2 Shares) - seeks capital appreciation.
Fidelity Variable Insurance Products Fund III – advised by Fidelity Management & Research Company
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Fidelity® Variable Insurance Products Balanced Portfolio (Service Class 2 Shares) - seeks income and capital growth consistent with reasonable risk.
First Trust Variable Insurance Trust – advised by First Trust Advisors, L.P.
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I Shares) - seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust - advised by Franklin Advisers, Inc.
Franklin Income VIP Fund (Class 4 Shares) - seeks to maximize income while maintaining prospects for capital appreciation.
Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares)* - seeks long-term growth of capital.
Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares) - seeks long-term growth of capital and dividend income.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Ariel Mid Cap Value Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Core Bond Fund (Investor Class Shares) - seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.
Great-West Emerging Markets Equity Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Global Bond Fund (formerly Great-West Templeton Global Bond Fund) (Investor Class Shares) - seeks current income with capital appreciation and growth of income.
Great-West Government Money Market Fund (Investor Class Shares) - seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
Great-West Inflation-Protected Securities Fund (Investor Class Shares) - seeks real return consistent with the preservation of capital.
Great-West International Growth Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West International Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.
Great-West International Value Fund (Investor Class Shares) - seeks long-term capital growth.
Great-West Invesco Small Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Large Cap Growth Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares) - seeks long-term capital growth. Loomis, Sayles & Company, L.P. is the sub-adviser to this Fund.
Great-West Mid Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
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Great-West Multi-Sector Bond Fund (formerly Great-West Loomis Sayles Bond Fund) (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.
Great-West Putnam Equity Income Fund (Investor Class Shares) - seeks capital growth and current income.
Great-West Putnam High Yield Bond Fund (Investor Class Shares) - seeks to obtain high current income with capital appreciation as a secondary objective.
Great-West Real Estate Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”).
Great-West S&P 500® Index Fund (Investor Class Shares) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) 500® Index. 2
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, which track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) MidCap 400® Index.2
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares) - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600® Index. ).2
Great-West Short Duration Bond Fund (Investor Class Shares) - seeks maximum total return that is consistent with preservation of capital and liquidity.
Great-West Small Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West U.S. Government Securities Fund (Investor Class Shares) - seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Great-West Lifetime Funds
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2020, it seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.

[2]	Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company and its affiliates. The Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of using any index.
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Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Profile Funds
Each of the following Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.
Great-West Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Ivy Variable Insurance Portfolios – advised by Ivy Investment Management Company
Ivy VIP Energy (Class II Shares) - seeks capital growth and appreciation.
Janus Aspen Series – advised by Janus Capital Management LLC
Janus Henderson Balanced Portfolio (Service Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Enterprise Portfolio (Service Shares) - seeks long-term growth of capital.
Janus Henderson Flexible Bond Portfolio (Service Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Global Allocation Portfolio (Class 2 Shares) - seeks to maximize long-term total return.
JPMorgan Insurance Trust Income Builder Portfolio (Class 2 Shares) - seeks to maximize income while maintaining prospects for capital appreciation.
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 2 Shares) - seeks capital growth over the long term.
Legg Mason Partners Variable Equity Trust – advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Large Cap Growth Portfolio (Class II Shares) - seeks long-term growth of capital.
ClearBridge Variable Mid Cap Portfolio (Class II Shares)* - seeks long-term growth of capital.
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ClearBridge Variable Small Cap Growth Portfolio (Class II Shares) - seeks long-term growth of capital.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II Blended Research® Core Equity Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® VIT II International Growth Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® VIT II Technology Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Service Class Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Sustainable Equity Portfolio (Class S Shares) - seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Oppenheimer Variable Account Funds – advised by OFI Global Asset Management, Inc.
Oppenheimer International Growth Fund/VA (Service Shares)* - seeks capital appreciation.
Oppenheimer Main Street Small Cap Fund/VA® (Service Shares) - seeks capital appreciation.
Oppenheimer Total Return Bond Fund/VA (Service Shares) - seeks total return.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio (Advisor Class Shares) - seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Short-Term Portfolio (Advisor Class Shares) - seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO VIT Total Return Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Global Asset Allocation Fund (Class IB Shares) - seeks long-term return consistent with preservation of capital.
Putnam VT Global Equity Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Growth Opportunities Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Income Fund (Class IB Shares) - seeks high current income consistent with what the manager believes to be prudent risk.
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Putnam VT International Equity Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT International Value Fund (Class IB Shares) - seeks capital growth; current income is a secondary objective.
Putnam VT Mortgage Securities Fund (Class IB Shares) - seeks high current income with preservation of capital as its secondary objective.
Putnam VT Multi-Cap Core Fund (formerly Putnam VT Investors Fund) (Class IB Shares) - seeks capital appreciation.
Putnam VT Research Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Small Cap Growth Fund (formerly Putnam VT Capital Opportunities Fund) (Class IB Shares)* - seeks capital appreciation.
Putnam VT Small Cap Value Fund (Class IB Shares) - seeks capital appreciation.
T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares) - seeks to provide long-term capital growth; income is a secondary objective.
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares) - seeks long-term capital appreciation.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Global Hard Assets Fund (S Class Shares) - seeks long-term capital appreciation by investing primarily in hard asset securities; income is a secondary consideration.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Conservative Profile Fund (Class L Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Class L Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Conservative Profile Fund (Class L Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Great-West SecureFoundation® Balanced Fund (Class L Shares) - seeks long-term capital appreciation and income.
Closed Income Strategy Covered Funds: the Sub-Accounts investing in the following Covered Funds (Investor Class) are closed to new Contributions and incoming Transfers:
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
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Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit www.variableannuities.greatwest.com.
You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution of Sub-Accounts
Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.
Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.
Application and Initial Contributions
The first step to purchasing the Contract is to complete your Contract application and submit it with your initial minimum Contribution of $10,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account, or by other method approved by Great-West. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Great-West Smart Track® Advisor Variable Annuity has a cash value of at least $10,000. You also may purchase the Contract through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA, provided the rollover amount or inherited amount is at least $10,000.
The Contract application and any initial Contributions made by check should be sent to the Retirement Resource Operations Center.
If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
If your application is incomplete, we will contact you by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
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Great-West reserves the right to lower the minimum initial Contribution.
Right to Cancel Period
During the right to cancel period (ten days or the period required by your state), you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 30 days (or such longer period as required by your state) from the date you received it. If you decide to cancel your Contract within the right to cancel period, you must return the Contract to the Retirement Resource Operations Center or an agent of Great-West. Contracts returned during the right to cancel period will be void from the start and we will return the amounts discussed below, as of the Transaction Date the Request for cancellation is received.
During the right to cancel period, Contributions will be allocated to the Sub-Accounts you select on your application, and you may change your Sub-Account allocations and your allocation percentages. Except as noted below with respect to California, we will refund your Annuity Account Value, plus any charges and fees, as of the Transaction Date we received your Request for cancellation. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the investment risk until we receive your Contract and notice of cancellation.
For Owners age 60 and over in California, we will return the greater of Annuity Account Value plus fees and charges or the sum of Contributions plus fees and charges if you cancel your Contract so long as your Contributions are entirely allocated to the Money Market Sub-Account during the right to cancel period; however, if your Contributions are not entirely allocated to the Money Market Sub-Account during the right to cancel period, we will return your Annuity Account Value plus fees and charges. All material state variations to the Contract and GLWB Riders are disclosed in the attached Appendix B, as well as state variations to the right to cancel. After the right to cancel period, we allocate Contributions to the Annuity Account in the proportion Requested by the Owner. If there are no allocation instructions accompanying a subsequent Contribution, then allocations will be made in accordance with the standing allocation instructions you provided with your application. Allocations will be effective upon the Transaction Date.
In your Contract, the right to cancel period is also referred to as the right to examine.
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Strategy or the Income Strategy at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. (Subsequent Contributions to the Income Strategy may be permitted during the GAW Phase, depending on the terms of your GLWB Rider. See “Guaranteed Lifetime Withdrawal Benefit, Subsequent Contributions to Your Covered Fund(s)” below). Additional Contributions must be at least $500 (or $100, if made via an Automatic Bank Draft Plan, if available). Total Contributions may exceed $1,000,000 only with our prior approval.
You can make subsequent Contributions by check, Automatic Bank Draft Plan (if available), transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.
Great-West reserves the right to cease accepting Contributions at any time at its discretion, as well as the right to modify the limitations set forth in this section.
Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.
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Each Sub-Account’s value prior to the Payout Election Date is equal to:
•	Contributions allocated to the corresponding Sub-Account;
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;
•	minus the daily M&E Charge;
•	minus any quarterly Guarantee Benefit Fee;
•	minus any daily Fund Facilitation Fee; and
•	minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.
Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is as follows:
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c), and subtracting (d) from the result where:
(a)	is the net result of:
1)	the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, plus or minus
3)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b)	is the result of:
1)	the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period; plus or minus
2)	the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding Valuation Period; and
(c)	is an amount representing the M&E Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.20% if you have selected Death Benefit Option 1 or 0.40% if you have selected Death Benefit Option 2; and
(d)	is an amount representing the Fund Facilitation Fee deducted from each FFF Portfolio Sub-Account on a daily basis. Such amount is equal to 0.00% if you have not invested in the FFF Portfolio Sub-Accounts, or 0.35% if you have invested in the FFF Portfolio Sub-Accounts.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
Transfers
While your Contract is in force, and subject to the terms of a GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center, or through the Internet at www.variableannuities.greatwest.com. Incoming Transfers to closed Sub-Accounts are not permitted.
Your Request must specify:
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•	the amounts being Transferred;
•	the Sub-Account(s) from which the Transfer is to be made; and
•	the Sub-Account(s) that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios) may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee. For more information see “Fund Facilitation Fee” below.
Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.
If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).
For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.
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The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.
You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual Owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Investment Strategy Sub-Account to any other open Sub-Account in either the Investment Strategy or the Income Strategy. These systematic Transfers may be used to Transfer values from the Great-West Government Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging; however, you will be charged a Fund Facilitation Fee if you make an allocation to Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios). For more information see “Fund Facilitation Fee” below.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
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If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:
•	The minimum amount that can be Transferred out of the selected Sub-Account is $100;
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
How dollar cost averaging works (this example is hypothetical and may not be indicative of how dollar cost averaging would work for you):
Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time. During the GAW Phase, dollar cost averaging Transfers may not be made into the Income Strategy. Any dollar cost averaging Transfers into the Income Strategy that are scheduled during the GAW Phase will be automatically defaulted into the Great-West Government Money Market Sub-Account.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Strategy Account Value to maintain your desired Sub-Account allocation. The Income Strategy Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. Rebalancer is only available for assets held in the Investment Strategy. There is no charge for participating in Rebalancer; however, you will be charged a Fund Facilitation Fee if you make an allocation to Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios). For more information see “Fund Facilitation Fee” below.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
How Rebalancer works:
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Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds, and 10% to Sub-Accounts that invest in cash equivalents as follows:
60%-- Stocks
30%-- Large Company
15%-- Small Company
15%-- International
30%-- Bonds
10%-- Cash
Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:
75%-- Stocks
35%-- Large Company
20%-- Small Company
20%-- International
20%-- Bonds
5%-- Cash
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocations would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:
•	Your entire Investment Strategy Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers);
•	You must specify the percentage of your Investment Strategy Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time; and
•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Rebalancer is not available after annuity payouts have begun. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Retirement Resource Operations Center; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax, and other taxes. No withdrawals may be made from the Investment Strategy after the Annuity Commencement Date. If you surrender your Contract, a GLWB Rider, if elected, will terminate.
If you Request a partial withdrawal, your Annuity Account Value will be reduced by the partial withdrawal amount and the Guaranteed Minimum Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Guaranteed Minimum Death Benefit by 10%.
Numerical Example
Sum of Contract Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
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Return of Annuity Account Value Death Benefit (Death Benefit Option 1) = $36,000
Adjustment to Guaranteed Minimum Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit (Death Benefit Option 2) = ($50,000 x 0.90) = $45,000
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:
•	Partial withdrawals or surrenders from the Investment Strategy are not permitted after the Annuity Commencement Date;
•	If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days; and
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.
If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.
We may also delay payment for any of the following reasons:
•	any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;
•	any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or
•	any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.
If you have not elected a GLWB Rider, a withdrawal of your entire Annuity Account Value will terminate all of your rights under the Contract. If you have elected a GLWB Rider, at any time that your Annuity Account Value and your Benefit Base are both reduced to zero, all of your rights under the Contract and GLWB Rider will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.
Withdrawals to Pay Consultant Fees
You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Consultant. A withdrawal Request for this purpose must meet a $100 minimum withdrawal requirement and comply with all terms and conditions applicable to partial withdrawals, as described above. Deductions from Annuity Account Value to pay a Consultant fee may not be available through all Consultants or through all financial intermediaries.
Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract, including reducing your benefit under Death Benefit Option 1 on a dollar-for-dollar basis, reducing your benefit under Death Benefit Option 2 proportionately, and/or causing an Excess Withdrawal.
Withdrawals from Covered Fund(s) in the Income Strategy to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; withdrawals for that purpose will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, which would reduce the Death Benefit as well as your Benefit Base and GAWs under a GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Strategy to avoid reducing your benefits under a GLWB Rider. A Consultant fee Excess Withdrawal that reduces the Covered Fund Value to zero will reduce the Benefit Base to zero, and all rights under the GLWB Rider will terminate; however, the Contract will continue to operate with respect to assets, if any, allocated to the Investment Strategy. A Consultant fee Excess Withdrawal that reduces the Annuity Account Value to zero will reduce the Benefit Base to zero, and all rights under the Contract and GLWB Rider will terminate. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.
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Numerical Examples of Withdrawals (from Covered Funds in the Income Strategy) to Pay Consultant Fees
The below examples illustrate the impact on Covered Fund Value, the Benefit Base, GAWs, Death Benefit Option 1 and Death Benefit Option 2 when Consultant fees are withdrawn from Covered Fund(s) in the Income Strategy. The first example shows the impact of withdrawal of a 1.5% annual Consultant fee, no portion of which is an Excess Withdrawal. The second example shows the impact of withdrawal of a 2.0% annual Consultant fee, the amount in excess of 1.5% annually is an Excess Withdrawal.
Example #1: Prior to withdrawal of Consultant fee
Sum of Contributions = $80,000
Covered Fund Value = $50,000
Benefit Base = $100,000
GAW% = 5%
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000
Option 2 Death Benefit (Return of Contributions) = $80,000
Withdrawal amount for Consultant fees = $750 (1.5% of $50,000)
After Guaranteed Annual Withdrawal and withdrawal of Consultant fee:
Covered Fund Value = ($50,000 - $5,000 - $750) = $44,250
Benefit Base after withdrawal for Consultant fees = $100,000
GAW% = 5%
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,250
Adjustment to Option 2 Death Benefit = ($50,000 - $5,000)/$50,000 = 0.90
Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.90 = $72,000
Example #2: Prior to withdrawal of Consultant fee
Sum of Contributions = $80,000
Covered Fund Value = $50,000
Benefit Base = $100,000
GAW% = 5%
Excess Withdrawal = $250
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000
Option 2 Death Benefit (Return of Contributions) = $80,000
Withdrawal amount for Consultant fees = $1,000 (2.0% of $50,000)
After Guaranteed Annual Withdrawal and withdrawal of Consultant fee:
Covered Fund Value = ($50,000 - $5,000 - $1,000) = $44,000
Adjustment to Benefit Base = ($44,250 - $250)/$44,250 = 0.9944
Benefit Base after withdrawal for Consultant fees = $100,000 * 0.9944 = $99,435
GAW% = 5%
Guaranteed Annual Withdrawal = $99,435 * 5% = $4,972
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,000
Adjustment to Option 2 Death Benefit = ($49,250 - $5,250)/$49,250 = 0.8934
Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.8934= $71,742
Tax Consequences of Withdrawals
Withdrawals may be taxable—including payments we make directly to your Consultant and Guaranteed Lifetime Withdrawal Benefits.
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In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.
Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and
•	tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, at our discretion. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawal Requests in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit Options we offer.
Death Benefit Option 1 – The amount of the Death Benefit under Death Benefit Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Death Benefit Option 1. Your M&E Charge under Death Benefit Option 1 is 0.20% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you have selected Death Benefit Option 1, you should be aware that Distributions and Excess Withdrawals could reduce your Death Benefit on a dollar-for-dollar basis.
Death Benefit Option 2 (also called the Guaranteed Minimum Death Benefit) – The amount of the Death Benefit under Option 2 will be the greater of:
•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of Contributions applied to the Contract in both the Investment Strategy and the Income Strategy, as of the date the Request for payment is received, less the proportionate impact of any distributions, partial or periodic withdrawals and Premium Tax, if any.
The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Death Benefit Option 2. Your M&E Charge under Death Benefit Option 2 is 0.40% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you have selected Death Benefit Option 2, you should be aware that Distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.
For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below. For a numerical example of the calculation of a minimum Death Benefit, including the proportionate impact of Distributions, please see the numerical example under “Distribution of Death Benefit, Impact of Withdrawals on Guaranteed Minimum Death Benefit” below.
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The difference between the two Death Benefit Options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different M&E Charge for each. Death Benefit Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit Option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). If you have selected Death Benefit Option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are Requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.
See “Pre-Selected Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The amount of the Death Benefit will be determined as of the date payments commence. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Great-West Government Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:
•	payout in a single sum; or
•	payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules, or regulations.
Withdrawals up to 1.5% annually can be deducted from your Annuity Account Value to pay Consultants for asset management or advisory service fees associated with the Contract and Rider without being considered a proportional partial withdrawal when calculating the Guaranteed Minimum Death Benefit under Option 2. Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract, including reducing your benefit under Death Benefit Option 1 on a dollar-for-dollar basis, reducing your benefit under Death Benefit Option 2 proportionately, and/or causing an Excess Withdrawal. Withdrawals from Covered Fund(s) in the Income Strategy to pay Consultant fees up to 1.5% annually of your Covered Fund Value will not be considered an Excess Withdrawal; withdrawals for that purpose will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of your Covered Fund Value, which would reduce the Death Benefit as well as your Benefit Base and GAWs under a GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Strategy to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider and Death Benefit Option 2. A Consultant fee Excess Withdrawal that reduces the Covered Fund Value to zero will reduce the Benefit Base to zero, and all rights under the GLWB Rider will terminate; however, the Contract will continue to operate with respect to assets, if any, allocated to the Investment Strategy. A Consultant fee Excess Withdrawal that reduces the Annuity Account Value to zero will reduce the Benefit Base to zero, and all rights under the Contract and GLWB Rider will terminate.
Ownership
The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. You may change the Owner any time before the Owner’s death unless otherwise proscribed by applicable law. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the written Request is signed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. A change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of a GLWB Rider” below.
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Grantor Trust Owned Annuity
Contracts owned by a Grantor Trust are not considered owned by a non-natural entity and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth individual retirement annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or under Section 408A of the Code. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the trust assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. Grantor Trust-owned Contracts receive tax deferral in accordance with the Code. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. Upon the death of the Grantor, the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract. We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date.
Non-Grantor Trust Owned Annuity
Contracts owned by a Non-Grantor Trust are considered owned by a non-natural entity and will generally not be treated as an annuity for tax purposes. If a trust is a Non-Grantor Trust, the trust is treated as the owner of the trust assets, the trust is regarded as a separate tax entity with its own Tax Identification Number, and all income, including any increase in Annuity Account Value, is generally taxable as ordinary income to the trust during each taxable year. However, the IRS has issued a number of private letter rulings holding that in the case of a contract the nominal owner of which is a non-natural entity (e.g., a corporation or a trust), but the beneficial owner of which is a natural person, the contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.
If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. Once selected, the Annuitant may not be changed. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. Upon the death of the Annuitant, the Death Benefit will be paid to the Owner pursuant to the Death Benefit provisions of the Contract. Upon the death of either Joint Annuitant, the Contract will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit. Divorce provisions of the Contract and GLWB Riders are not applicable to Non-Grantor Trust owned Contracts. Spousal continuation of the Contract is not applicable to Contracts owned by a Non-Grantor Trust.
IRA Custodian or Trustee Owned Annuity
Contracts owned by an IRA custodian or trustee are not considered owned by a non-natural entity and are treated as an IRA investment subject to the same tax requirements as any other IRA investment. Upon the death of the Underlying IRA Holder, the Death Benefit will be paid to the IRA custodian or trustee pursuant to the Death Benefit provisions of the Contract. IRA custodian or trustee owned Contracts receive tax deferral in accordance with the Code provisions governing IRAs.
If the Owner is an IRA custodian or trustee, the Underlying IRA Holder must be the Annuitant and if there are two Annuitants, the Joint Annuitant must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If the Owner is an IRA custodian or trustee and a GLWB Rider is selected, the Underlying IRA Holder must be a Covered Person. If Joint Covered Persons are selected, the Spouse of the Underlying IRA Holder must be a Joint Covered Person and must be the designated beneficiary of the custodial or trusteed account. If the Underlying IRA Holder’s Spouse is the sole primary beneficiary of the Underlying IRA Holder’s interest in the custodial or trusteed account, the Underlying IRA Holder’s Spouse will be treated as the Beneficiary of the Contract for purposes of the GLWB Rider spousal continuation provisions.
Underlying IRA Holders should consult with a competent tax advisor regarding whether selecting Joint Annuitants under the Contract or selecting Joint Covered Persons under a GLWB Rider is suitable for the Underlying IRA Holder’s needs. See “Guaranteed Lifetime Withdrawal Benefit” below for more information.
Because the Code provides IRA holders with tax deferral and other benefits, the Contract should not be purchased by an Underlying IRA Holder solely for tax deferral or other benefits already provided by the IRA itself.
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Rollovers from Qualified Retirement Plans and IRAs
The Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (“SEP”) IRA.
Inherited IRAs
The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.
Non-Qualified Stretch Annuities
The Contract may be purchased by a beneficiary of a non-qualified annuity contract (“Beneficial Owner”) pursuant to a 1035 Exchange of the beneficiary’s interest after death of an owner (“source contract”). For more information on 1035 Exchanges, see “Seek Tax Advice, Section 1035 Exchanges” below. We will issue the Non-Qualified Stretch Annuity in the name of the deceased owner with the beneficiary as the Beneficial Owner. We must receive the full death benefit and the information we require from the insurance company that issued the source contract in sufficient time to allow us to begin making life expectancy payments under the Non-Qualified Stretch Annuity Contract.
A Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A Beneficial Owner of a Non-Qualified Stretch Annuity Contract may designate a Successor Beneficiary who is entitled to receive the Beneficial Owner’s remaining interest in the Contract upon the death of the Beneficial Owner. A Successor Beneficiary may not be a non-natural entity.
Non-Qualified Stretch Annuity Beneficial Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as Non-Qualified Stretch Annuity.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the written Request was signed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.
If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and
•	such distributions begin no later than one year after the Owner’s date of death.
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See “Pre-Selected Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
If Great-West does not receive an election from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date regardless of the timing of a non-Spouse Beneficiary’s election and notwithstanding more than a year passing after the Owner’s date of death.
If a corporation or other non-natural entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
For Contracts owned by Non-Grantor Trusts, the Owner will at all times be the Beneficiary.
Pre-Selected Beneficiary Payout Options
You may also pre-select the form of Death Benefit payout that a specific Beneficiary or Contingent Beneficiary may receive (“Pre-Selected Beneficiary Payout Options”). Pre-Selected Beneficiary Payout Options allow the Owner to choose the percent of a lump sum payment of the applicable Death Benefit (from 0% to 100%) that may be accessed by a specific Beneficiary or Contingent Beneficiary, and/or which of the payout options provided under the Contract must apply to a specific Beneficiary or Contingent Beneficiary.
Pre-Selected Beneficiary Payout Options are only available to Contracts owned by natural persons, IRA Custodians/ Trustees, or Grantor Trusts. Requests for Pre-Selected Beneficiary Payout Options must be submitted in writing and signed by the Owner (including the Joint Owner, if applicable), and may be modified or cancelled at any time by the Owner prior to the Annuity Commencement Date. Pre-Selected Beneficiary Payout Options only become irrevocable upon the death of the Owner, and if applicable, the Joint Owner. Assignment of the Contract or transfer of Contract ownership while the Owner is still alive will result in cancellation of all Pre-Selected Beneficiary Payout Options.
Death Benefit payout options may not be pre-selected for Contracts owned by Joint Owners unless both Joint Owners Request in writing. Pre-Selected Beneficiary Payout Options may allow restrictions to be placed on a surviving Spouse who is not a Joint Owner, such as restricting the type of death benefit received or designating someone other than the spouse as Beneficiary, and may impact the ability of a surviving Spouse who is not a Joint Owner to become Owner of the Contract. Pre-Selected Beneficiary Payout Options may have adverse or unintended tax or financial consequences on a surviving Spouse who is not a Joint Owner if the surviving Spouse is not the designated Beneficiary because the surviving Spouse would not be entitled to receive Death Benefits or have the ability to become Owner of the Contract.
Pre-Selected Beneficiary Payout Options are irrevocable upon the death of the Owner, and if applicable, the Joint Owner, and cannot be changed by a non-Owner unless required under the Code or other applicable law. Under the Code, Death Benefit payments must begin within one year of the date the Death Benefit becomes payable for Non-Qualified Contracts, and by no later than December 31 of the year following the year in which the Death Benefit becomes payable for Qualified Contracts. Failure to adhere to this timing may prevent us from giving effect to Pre-Selected Beneficiary Payout Options. Failure to provide Proof of Death to us may cause a delay in beginning payments, force amendment to payout options selected, or nullify Pre-Selected Beneficiary Payout Options.
We reserve the right to modify or cancel any Pre-Selected Beneficiary Payout Options in order to comply with requirements of the Code, and/or other applicable state and federal laws, rules, and regulations. All Death Benefit payments will be made in compliance with the Code, and/or other applicable state and federal laws, rules, and regulations governing death benefit payouts, including those affecting minor Beneficiaries.
You should consult with a competent advisor regarding whether Pre-Selected Beneficiary Payout Options are suitable for your needs.
Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)
For the distribution of Death Benefit rules applicable to Non-Qualified Stretch Annuities, see below.
Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:
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•	If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Strategy, then the GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account;
•	If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.
See “Pre-Selected Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the Annuity Commencement Date.
Death of Annuitant Who is Not the Owner of the Contract
If the Annuitant Dies Before the Annuity Commencement Date
If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Contract will continue and no Death Benefit will be payable. If no Contingent Annuitant has been named and no Joint Annuitant has been named, the Owner (or the Grantor if the Owner is a Grantor Trust, or the Underlying IRA Holder if the Owner is the custodian or trustee of an IRA account) will become the Annuitant.
If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.
Death of Owner Who Is Not the Annuitant
If the Owner dies before the Annuity Commencement Date and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
Death of Owner Who Is the Annuitant
If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
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In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If Owner/Annuitant Dies After Annuity Commencement Date
If the Owner/Annuitant dies after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.
Contingent Annuitant
While the Annuitant is living and at least 30 days prior to the Annuity Commencement Date, you may, by written Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. You are not required to designate a Contingent Annuitant.
Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)
Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. If you have selected Death Benefit Option 2, you should be aware that Distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis. However, up to 1.5% annually of your Covered Fund Value may be deducted as a Consultant fee without reducing your Option 2 Death Benefit.
Numerical Example
Sum of Contributions to the Investment Strategy and Income Strategy = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
The Benefit Base has no value and will not affect the Death Benefit.
Distribution of Death Benefit for Non-Qualified Stretch Annuities
For the distribution of Death Benefit rules applicable to all Contracts other than Non-Qualified Stretch Annuities, see above.
If the Owner of a Contract held as a Non-Qualified Stretch Annuity dies before the Annuity Commencement Date:
(1)	If there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary and may take the Death Benefit or elect to continue the Contract in force.
(2)	In all other cases, we will pay the Death Benefit to the Beneficiary even if a former Spouse Joint Owner, the Annuitant, and/or the Contingent Annuitant are alive at the time of the Owner’s death unless the sole Beneficiary is the deceased Owner’s surviving Spouse and such Beneficiary Requests to become the Owner and the Annuitant and to continue the Contract in force.
Any Death Benefit payable to the Beneficiary upon the Owner’s death will be distributed as follows:
(1)	If the Owner’s surviving Spouse is the Beneficial Owner upon the death of the Owner, the surviving Spouse will be allowed to take the Death Benefit or continue the Contract in force; or
(2)	If a non-Spouse natural person is the Beneficial Owner upon the death of the Owner, the Beneficial Owner may elect to continue the Contract by electing to have any portion of the value of the deceased Owner’s Contract payable to the Beneficial Owner over a period not extending beyond the Beneficial Owner’s life expectancy as defined by the Code (the ‘Stretch Payout Period’).
The Stretch Payout Period must begin no later than one year after the date of the deceased Owner’s death and payments during the Stretch Payout Period will be made to the Beneficial Owner at least annually. Notwithstanding any prior distribution election, a Beneficial Owner may at any time (a) withdraw the entire remaining value of the Contract in a single sum, or (b) withdraw additional amounts which may result in the reduction of future payments because of the reduction of the value of the Contract.
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If we do not receive an election from a non-Spouse Beneficial Owner such that substantially equal installments have begun no later than one year after the date of the deceased Owner’s death, then the entire amount must be distributed within five years of the deceased Owner’s date of death.
See “Pre-Selected Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the Annuity Commencement Date.
Charges and Deductions
When each Contribution is made, no amounts will be deducted from it except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:
•	charges against your Annuity Account Value for our assumption of mortality and expense risks;
•	Fund Facilitation Fee, if applicable;
•	Premium Tax, if applicable; and
•	Guarantee Benefit Fee, if applicable.
The Contract may be available for use with investment accounts at eligible investment advisers or broker/dealers through Consultants that charge an annual fee in lieu of sales charges, or Consultants that charge an annual fee for ongoing investment advisory services. These fees would be specified in the respective agreements between you and your Consultant. Deductions from Annuity Account Value to pay a Consultant fee may not be available through all Consultants or through all financial intermediaries. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. If withdrawn from your Annuity Account Value, deductions to pay Consultant fees will reduce your benefits under the Contract. Withdrawals to pay Consultant fees may be taken from other assets managed by your Consultant, if any, rather than from assets held in your Annuity Account Value to avoid reducing your benefits under the Contract. You should ask your Consultant for more details.
Mortality and Expense Risk Charge (M&E Charge)
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
To compensate us for assuming these risks, we deduct an M&E Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.20%. We guarantee that this charge will never increase beyond 0.20%. If you select Death Benefit Option 2, the M&E Charge is a daily charge equal to an effective annual rate of 0.40%. We guarantee that this charge will never increase beyond 0.40%.
The M&E Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option. Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.
The M&E Charge is higher for Owners who have selected Death Benefit Option 2 because we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the M&E Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge.
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Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio's prospectus.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Fund Facilitation Fee
Sub-Accounts investing in certain of the Investment Strategy Portfolios (called the FFF Portfolios) may only be accessed with additional payment of a Fund Facilitation Fee. The Fund Facilitation Fee is deducted at the end of each valuation period from Sub-Account assets, if any, invested in the FFF Portfolios. The Fund Facilitation Fee is a daily charge equal to an effective annual rate of 0.35%. We guarantee that this charge will never increase beyond 0.35%. The Fund Facilitation Fee is reflected in the Accumulation Unit values of each of the FFF Portfolio Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option that includes the FFF Portfolio Sub-Accounts.
Great-West may profit from the Fund Facilitation Fee, and may use any profit derived for any lawful purpose including payment of expenses that Great-West incurs in promoting, marketing, and administering the Contract.
The current selection of FFF Portfolios is:
Dimensional Fund Advisors VA International Small Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA International Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Large Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares)
DFA VA Global Moderate Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Equity Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Global Bond Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Short-Term Fixed Portfolio (Institutional Class Shares)
Periodic Withdrawals
You may Request that all or part of the Investment Strategy Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. Each periodic withdrawal amount is based on the Investment Strategy Account Value, less Premium Tax, if any, at the time of the withdrawal.
In Requesting periodic withdrawals, you must elect:
•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will begin;
•	One of the periodic withdrawal payout options discussed below—you may change the withdrawal option and/or the frequency once each calendar year; and
•	The type of allocation of withdrawals from the Investment Strategy Sub-Accounts
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•	Withdrawals may be prorated across the Investment Strategy Sub-Accounts in proportion to their assets; or
•	Withdrawals may be made from specific Investment Strategy Sub-Account(s). When the specified Investment Strategy Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.
While periodic withdrawals are being received:
•	You may continue to exercise all contractual rights, except that no Contributions may be made;
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began; and
•	Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:
•	The amount elected to be paid under the option selected has been reduced to zero;
•	The Investment Strategy Account Value is zero;
•	You Request that withdrawals stop;
•	You purchase an annuity payout option; or
•	The Owner or the Annuitant dies.
We may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Withdrawals to Pay Consultant Fees” above.
Annuity Payouts From the Investment Strategy
You can choose the date that you wish annuity payouts from the Investment Strategy to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you elect to annuitize your Contract, your annuity payouts will be based on the annuity purchase rate guaranteed in your Contract or our current annuity purchase rate, whichever results in a higher annuity payout to you.
If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not initiate Installments under a GLWB Rider, the entire Annuity Account Value will be annuitized at that time and any benefit under a GLWB Rider will terminate. If you have initiated Installments under a GLWB Rider, only the Investment Strategy will be annuitized. Once Installments under a GLWB Rider have begun, the Income Strategy cannot be annuitized.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Strategy Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.
The amount to be paid out will be based on the Investment Strategy Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Strategy Account Value to purchase an annuity payout option is $2,000. If your Investment Strategy Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
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If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due. If the Annuitant who is also the Owner dies before the Annuity Commencement Date or the first annuity payout, the Death Benefit will be payable to the Beneficiary. If the Owner is living and the Annuitant dies before the Annuity Commencement Date or the first annuity payout, the Owner will become the Annuitant, the Contract will continue, and no Death Benefit will be payable.
Any other form of variable annuity payout that is acceptable to Great-West.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Strategy Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.
If the Owner dies before the Annuity Commencement Date (i.e., the day the first variable annuity payout is made) and if there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary. The Joint Owner may elect to take the Death Benefit or continue the contract in force. In all other cases, we will pay the Death Benefit to the Beneficiary.
If the Owner who is not the Annuitant dies after the Annuity Commencement Date, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner, and if none, to the Annuitant.
If the Owner who is the Annuitant dies after the Annuity Commencement Date, any benefit payable will be distributed to the Beneficiary if a guarantee period was part of the selected annuity option. If there was no guarantee period elected, payments will cease.
For complete descriptions, see the “Distribution of Death Benefit” section above.
Annuity Units
We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
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Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Investment Strategy Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Strategy Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Strategy Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions (Investment Strategy Only)
Once payouts start from the Investment Strategy under the annuity payout option you select:
•	no changes can be made in the payout option;
•	no additional Contributions to the Investment Strategy will be accepted under the Contract; and
•	no further withdrawals from the Investment Strategy will be allowed, including withdrawals to pay Consultant fees, other than withdrawals made to provide annuity benefits.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below for details.
Guaranteed Lifetime Withdrawal Benefit
On any business day prior to your 86th birthday, you have the option of electing a GLWB Rider by either allocating Contributions to one or more Covered Funds in the Income Strategy at your direction, or by Transferring all or part of your Investment Strategy Account Value to one or more Covered Funds in the Income Strategy at your direction. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Strategy when electing a GLWB Rider. You are under no obligation to elect a GLWB Rider. If you choose to elect a GLWB Rider, you may do so immediately upon Contract purchase (for example, if you are interested in locking in your Benefit Base early, if you prefer to begin taking guaranteed income soon, or if you are interested in the Contract primarily for the GLWB features rather than in the Investment Strategy Sub-Account options), or you may wait to elect a GLWB Rider at a later time. If you exercise this option, the GLWB Rider will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met. You may elect only one GLWB Rider.
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You may select from three optional GLWB Riders, which are summarized below:
	Great-West Secure Income Plus GLWB Rider	Great-West Secure Income Max GLWB Rider	Great-West Secure Income Foundation GLWB Rider
Current Guarantee Benefit Fee (as a percentage of your current Benefit Base)	1.30%	1.20%	0.90%
Objective	Guaranteed growth, guaranteed income	Maximum income	Low cost, high income
Guaranteed Lifetime Income	X	X	X
Single or Joint Withdrawal	X	X	X
Wait to Choose Single or Joint	X	X	X
Annual Step-up	X	X	X
Age Band Income Reset	X	X	X
Add $ after Withdrawal Phase Begins	X	X	X
Guaranteed Accumulation Credit	X
Enhanced Distribution Credit		X
The GLWB Riders are similar in most respects except for the GAW% calculation and the Guarantee Benefit Fee; the Great-West Secure Income Plus GLWB Rider also offers an Accumulation Credit (as detailed below), and the Great-West Secure Income Max GLWB Rider also offers a Distribution Credit (as detailed below).
Generally, the GLWB Riders are designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider and the Great-West Secure Income Max GLWB Rider offer additional benefits in exchange for a higher Guarantee Benefit Fee.
The Great-West Secure Income Foundation GLWB Rider is generally designed for those who would like to begin receiving lifetime income in the near term; the Great-West Secure Income Plus GLWB Rider is generally designed for those willing to pay more for guaranteed Benefit Base growth provided by the Accumulation Credit before they begin to receive lifetime income; and the Great-West Secure Income Max GLWB Rider is generally designed for those willing to pay more to be eligible for a higher distribution percentage provided by the Distribution Credit by waiting longer than five years before beginning to receive lifetime income.
More information on each of the GLWB Riders is available below and in the Rate Sheet Supplement in effect on the date you signed your application for the Contract (and satisfied the other terms described in this paragraph). Rate Sheet Supplements will disclose the GAW% and the Joint GAW% for all GLWB Riders applicable to applications signed after a specific date. Rate Sheet Supplements will also disclose the Distribution Credit applicable to the Great-West Secure Income Max GLWB Rider, and the Accumulation Credit applicable to the Great-West Secure Income Plus GLWB Rider. The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider.
In order to receive the disclosed GAW%, Joint GAW%, Accumulation Credit (for the Great-West Secure Income Plus GLWB Rider), or Distribution Credit (for the Great-West Secure Income Max GLWB Rider), your application must be signed on or after the effective date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. You may contact the Retirement Resource Operations Center at (877) 723-8723 for a copy of the Rate Sheet Supplement applicable to your Contract. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-212090. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212090.
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Unless otherwise noted, the following discussion applies to all GLWB Riders.
All guarantees are subject to the claims paying ability of Great-West. You should consult with a competent advisor regarding whether a particular GLWB Rider is suitable for your needs.
GLWB Accumulation Phase
The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund(s) in the Income Strategy. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the GLWB Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions or Transferring Investment Strategy Account Value to the Covered Fund(s) on any Business Day as long as you are younger than age 86 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.
Guarantee Benefit Fee
The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end. The Guarantee Benefit Fee will be calculated based on your Benefit Base, subject to the Benefit Base cap, as of the date of the deduction. If you terminate a GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.
The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon sixty (60) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.
The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund(s). The current Guarantee Benefit Fee depends on the GLWB Rider you select, as follows:
GLWB Rider	Current Guarantee Benefit Fee
Great-West Secure Income Plus GLWB Rider	1.30% of the Benefit Base
Great-West Secure Income Max GLWB Rider	1.20% of the Benefit Base
Great-West Secure Income Foundation GLWB Rider	0.90% of the Benefit Base
We reserve the right to change the frequency and amount of the Guarantee Benefit Fee at our discretion, including, but not limited to, current market conditions, Owner demand, and changes in the design, upon sixty (60) days prior written notice to you. We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We reserve the right to change the Guarantee Benefit Fee at our discretion, whether or not these experience factors change. We will never increase the fee above the maximum disclosed in the Fee Tables at the beginning of this Prospectus. We do not need any particular event to occur before we may change the Guarantee Benefit Fee.
In the event that we provide you with prior written notice of an increase to the Guarantee Benefit Fee, you may elect to reject the increased Guarantee Benefit Fee in one of two ways. First, you may reject the increased fee by providing a Request to withdraw or Transfer your entire Covered Fund Value from the Income Strategy, thereby reducing your Benefit Base to zero and terminating your GLWB Rider. Second, you may reject the increased fee by providing a Request to allocate your entire Covered Fund Value to the following limited selection of Covered Funds. We may, at our discretion, make other Covered Funds available or cease offering specific Covered Funds; however, in the event that we provide written notice of an increase to the Guarantee Benefit Fee, we will always make available at least one Covered Fund designated for the purpose of avoiding an increased Guarantee Benefit Fee. If we cease offering a specific Covered Fund (or a class of a specific Covered Fund) that you have already invested in, you will be permitted to remain invested in that Covered Fund (or class of that Covered Fund); however, no new Owners or new Contributions will be permitted.
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Great-West Conservative Profile Fund (Class L Shares)
Great-West Moderately Conservative Profile Fund (Class L Shares)
The limited selection of Covered Funds will restrict your Income Strategy allocation options to Covered Funds with investment strategies that do not generally target more than 50% equity exposure. While electing to allocate Covered Fund Value to the specified Covered Funds will prevent an increase in the Guarantee Benefit Fee, this also means foregoing possible market gains in the other Covered Funds, which could reduce your Benefit Base and the value of your GLWB Rider.
Prior to notice of an increase to the Guarantee Benefit Fee, you are under no obligation to allocate Covered Fund Value to the above Covered Funds. However, if we provide such notice, to avoid a Guarantee Benefit Fee increase we must receive your Request to allocate your entire Covered Fund Value to the above Covered Funds prior to the effective date of the increase, or such date as specified in the prior written notice we provide to you. In the event that we provide you with prior written notice of an increase to the Guarantee Benefit Fee, you should carefully consider whether to accept or reject the Guarantee Benefit Fee increase.
If you do not elect to reject the increased Guarantee Benefit Fee, the increased Guarantee Benefit Fee will apply to your GLWB Rider as of the effective date of the increase.
The Covered Fund(s)
A GLWB Rider only applies to Covered Funds that Great-West approves for use in the Income Strategy. The approved Covered Funds are described in The Portfolios above. Based on marketing, tax, investment, and other conditions, we may make new Covered Funds available to Owners at our discretion.
We may, without your consent, offer new Covered Funds or cease offering Covered Funds. We will notify you whenever the Covered Funds are changed. Changes to Covered Funds will only apply to additional Contributions or Transfers made after the Covered Fund ceases to be offered. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under a GLWB Rider unless you Transfer assets out of the Covered Funds or terminate your Contract. Great-West will complete the allocations between the Covered Funds as of the effective date of the change. Such allocation will remain in effect until you Request a different allocation.
We limit the number and type of Covered Funds available for use in the Income Strategy to reduce our risk exposure in providing the guarantees associated with GLWB Riders. Although the Covered Funds are not managed volatility funds and do not employ a managed volatility strategy, the balanced nature of the Covered Funds may limit the return on your investment. Our selection of approved Covered Funds may create a conflict of interest, because an affiliated investment adviser manages the Covered Fund(s) and we may derive greater revenues from affiliated Covered Funds than certain other Sub-Accounts available under the Contract. Restricting the selection of approved Covered Funds may reduce the likelihood that Great-West will have to make payments under the GLWB Riders.
Covered Fund Value
Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Strategy. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Benefit Base as of the date the fee is deducted each quarter.
The Benefit Base
The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the GLWB Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value, in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund(s) in the Income Strategy on the GLWB Rider Election Date.
•	We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund(s);
•	We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal;
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•	On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base (if so, your Benefit Base will then reflect positive Covered Fund performance); and
•	On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an age reset calculation results in a higher GAW Amount (see “Reset of the GAW% During the GAW Phase” below).
A few things to keep in mind regarding the Benefit Base:
•	The Benefit Base is used only for purposes of calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value;
•	It is important that you do not confuse your Benefit Base with the Covered Fund Value;
•	During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be recalculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.
Subsequent Contributions to Your Covered Fund(s)
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may be made during the GAW Phase. Any subsequent GLWB Rider Contribution is subject to any minimum investment or transfer requirements imposed by the Contract. Please see the Covered Fund(s) prospectus for more information.
All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. Although a GLWB Rider Contribution will increase your Benefit Base, it will not automatically reset your Installment amount. Contact our office if you would like to increase Installments to your maximum allowed. We will not consider the additional purchase of shares of a Covered Fund(s) through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.
If Great-West refuses to accept additional Contributions (see “Rights Reserved by Great-West” below), you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Strategy to the Income Strategy.
Annual Adjustments to Your Benefit Base
During the GLWB Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•	your current Benefit Base; or
•	your current Covered Fund Value.
Even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund(s) performance.
Annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.
For information on annual adjustments to your Benefit Base under the Great-West Secure Income Plus GLWB Rider, see below.
Benefit Base Cap
The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.
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Excess Withdrawals
The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge, Guarantee Benefit Fee, and withdrawals to pay Consultant fees up to 1.5% of Covered Fund Value, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. This may include Transfers from the Income Strategy Covered Fund(s) to any Investment Strategy Portfolio.
You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.
You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under a GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.
Types of Excess Withdrawals
A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from a Covered Fund to any Investment Strategy Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge, Guarantee Benefit Fee, and withdrawals to pay Consultant fees up to 1.5% of Covered Fund Value, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount from a Covered Fund to an investment option that is not a Covered Fund, then you will be prohibited from making any Transfers into a Covered Fund for at least ninety (90) calendar days.
Numerical Example
Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Benefit Base = $100,000
Excess Withdrawal amount: $10,000
Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000
Covered Fund Value adjustment = $40,000/$50,000 = 0.80
Adjusted Benefit Base = $100,000 x 0.80 = $80,000
Fees Associated with the Covered Fund(s)
The Guarantee Benefit Fee, the M&E Charge, and any Consultant fees or charges assessed to the Covered Fund Value, as directed by you or your Consultant on your behalf and as agreed to by Great-West, will not be treated as an Excess Withdrawal, subject to the limitation described in this section.
You may make a withdrawal of up to 1.5% annually of the Covered Fund Value to pay for asset management or advisory service fees associated with the Income Strategy without the withdrawal being considered an Excess Withdrawal. If these fees exceed 1.5% annually of the Covered Fund Value, and the entire amount of the fees are withdrawn from the Covered Fund Value, the amount withdrawn above the 1.5% annual limit will be considered an Excess Withdrawal and will reduce the Benefit Base and GAWs as described above. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Strategy to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider and Death Benefit Option 2.
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Treatment of a Distribution During the GLWB Accumulation Phase
At the time of any partial or periodic Distribution, if the Covered Person is 59 1⁄2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).
If the Covered Person is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.
Any Distribution made during the GLWB Accumulation Phase to satisfy any distribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.
Death During the GLWB Accumulation Phase
If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value will be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).
If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary will become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.
A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the non-Spouse Beneficiary.
When the Contract is owned by a Non-Grantor Trust, upon the death of the Annuitant, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and the Death Benefit payable under the Contract will be paid. If either Joint Annuitant dies, the GLWB will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and a Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
GAW Phase
The GAW Phase begins when you elect to receive GAWs under a GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1⁄2.
To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1⁄2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.
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Because the GAW Phase cannot begin until all Covered Persons under a GLWB Rider attain age 59 1⁄2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See “GLWB Accumulation Phase” above for more information.
Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your financial advisor or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.
Calculation of Guaranteed Annual Withdrawals
Please note how the GAW is calculated because it will affect the benefits you receive under a GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.
To determine the amount of the GAW under the Secure Income Foundation and Secure Income Max GLWB Riders, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. To determine the amount of the GAW under the Secure Income Plus GLWB Rider, we will compare the current Benefit Base plus the Ratchet year’s portion of the annual roll-up amount to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.
During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.
We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is a reset based on the age of the Covered Person(s). See “Annual Review of Your GAW%” below.
To calculate the GAW, based on the age of the Covered Person on the Initial Installment Date, we multiply the Benefit Base by the GAW% contained in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than the time you choose to elect a GLWB Rider. The amount of the Installment equals the GAW divided by the number of payments per year under the Installment Frequency Option you have chosen. We may allow Installments that annually total less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future Installments.
Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212090.
Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.
Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for-dollar basis.
Installment Frequency Options
You may elect to receive Installments on any of the following frequency periods: annually, semi-annually, quarterly, or monthly. You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.
Lump Sum Distribution Option
At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.
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Numerical Example of Lump Sum Distribution
Assume the following:
GAW = $4,800 with a monthly distribution of $400
Three monthly Installments have been made (3 x $400 = $1,200)
Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600
So, a Lump Sum Distribution of $3,600 may be taken.
Suspending and Re-Commencing Installments After a Lump Sum Distribution
It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See “Effect of Excess Withdrawals During the GAW Phase” described below.
After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.
The Owner is solely responsible for any adverse consequences that may result of any Distributions or withdrawals. The Owner should consult with a financial advisor prior to making any withdrawals.
Payments on Death During GAW Phase
If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts
If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Pre-Selected Beneficiary Payout Option, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.
For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules, and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.
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If the Owner has elected a Pre-Selected Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.
Any election made by the Beneficiary pursuant to this section is irrevocable.
If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts
If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.
For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules, and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Effect of Excess Withdrawals During the GAW Phase
After the Initial Installment Date, the portion of Distributions or Transfers, that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.
If an Owner Requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and
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that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the Requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.
Numerical Example
Assume the following:
Covered Fund Value before GAW = $55,500
Benefit Base = $100,000
GAW% =5.5%
GAW Amount = $100,000 x 5.5% = $5,500
Total Annual withdrawal =$10,500
Excess withdrawal = $10,500 - $5,500 = $5,000
Covered Fund Value after GAW = $55,000 - $5,500 = $50,000
Covered Fund Value after Excess Withdrawal =$50,000 - $5,000 = $45,000
Adjustment due to Excess Withdrawal = $45,000/$50,000 = 0.90
Adjusted Benefit Base = $100,000 x 0.90 = $90,000
Adjusted GAW Amount = $90,000 x 5.5% = $4,950
(Assuming no GAW increase on succeeding Ratchet Date)
GLWB Settlement Phase
The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund(s) performance, payment of the Guarantee Benefit Fee, M&E Charge, and/or GAWs, but the Benefit Base is still positive.
When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the GLWB Settlement Phase. Installments from one anniversary to the next will equal the Guaranteed Annual Withdrawal Amount.
Distributions and Transfers are not permitted during the GLWB Settlement Phase.
During the GLWB Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the GLWB Settlement Phase, the GLWB Rider will terminate and no Installments will be paid to the Beneficiary.
Divorce and the Income Strategy
Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may Request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.
If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner’s current Contract will be maintained and a new Contract will be issued to the former Spouse. The Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of issuance.
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Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.
If the Alternate Payee named in the Decree is the Owner’s Spouse during the GLWB Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree. In either situation, the Alternate Payee’s Election Date will be the date the Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GAW Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.
Pursuant to the agreement or Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner and receive his or her proportional GAWs.
Pursuant to the agreement or Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.
In the alternative, the former Spouse may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the former Spouse pursuant to this section is irrevocable.
The treatment of Non-Qualified Annuity Contracts held as an investment in a custodial IRA will be governed by the divorce Decree as it applies to the IRA.
Divorce During the GAW Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.
Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.
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Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.
In the alternative, the Alternate Payee may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GLWB Settlement Phase
If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce Decree. Installments will continue pursuant to the lives of each payee.
Termination of a GLWB Rider
A GLWB Rider will terminate upon the earliest of:
•	the date of death of the Owner if there is no surviving Covered Person;
•	the date of death of the Annuitant if there is no surviving Covered Person of a Contract held by a Non-Grantor Trust;
•	the date Death Benefits are paid to the Owner of a Contract held by a Non-Grantor Trust;
•	the date there is no longer a Covered Person under the GLWB Rider;
•	the date the Contract is terminated;
•	the date the Covered Fund Value or Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;
•	the Annuitant’s 99th birthday, if no Installments have been taken; or
•	in those states that the Contract permits you to change the Owner of the Contract or assign the Contract, upon a change in ownership or assignment unless the new Owner or assignee assumes full ownership and is the surviving Spouse of the Owner or if a former Spouse of the Owner becomes the sole Owner pursuant to a settlement agreement or court-issued divorce Decree.
If the GLWB is terminated, the Benefit Base, GAW and any other benefit accrued or received under the GLWB will also terminate. The Owner may not make any subsequent Transfers or GLWB Rider Contributions into the GLWB Rider until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date will be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.
We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of a GLWB Rider.
Guaranteed Lifetime Withdrawal Benefit Riders
You should consult with your financial adviser to assist you in determining whether a GLWB Rider is suited for your financial needs and investment risk tolerance. Adding a GLWB Rider to your Contract may not be in your interest since all conditions of the GLWB Rider must be met, an additional annual fee is imposed, and a Covered Person must remain living for you to receive certain benefits. Furthermore, a GLWB Rider contains different investment options (Covered Funds) and different investment limitations and conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.
If the Owner is an IRA custodian or trustee and Joint Covered Persons are selected, the Spouse of the Underlying IRA Holder must be the Joint Covered Person and must be the designated beneficiary of the custodial or trusteed account. Underlying IRA Holders should consult with a competent tax advisor regarding whether selecting Joint Covered Persons under a GLWB Rider is suitable for the Underlying IRA Holder’s needs.
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The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider. If you would like more information on the GLWB Riders, the GAW%, Joint GAW%, Accumulation Credit, or Distribution Credit applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Great-West Secure Income Plus GLWB Rider:
Guarantee Benefit Fee = 1.30% of the Benefit Base.
Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years, subject to the Benefit Base cap of $5 million. The Accumulation Credit applicable to new Contract sales is disclosed in a Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.
The Great-West Secure Income Plus GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider offers additional benefits in exchange for a higher Guarantee Benefit Fee.
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW%, Joint GAW%, or Accumulation Credit, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the GAW- Great-West Secure Income Plus GLWB Rider
(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 72-Year-Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 68-Year-Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 3.50%
(for a 63-year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60-Year-Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
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Scenario #4: 71-Year-Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 4.50%
(for a 65-year-old)
GAW = $3,600 ($80,000 x 4.50%)
The Great-West Secure Income Plus GLWB Rider calculates annual adjustments to your Benefit Base differently than the other GLWB Riders:
On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•	your current Benefit Base plus an Accumulation Credit; or
•	your current Covered Fund Value.
The Accumulation Credit is equal to the sum of A and B:
A.	Greater of the Accumulation Credit in effect at the time you purchase your Contract times:
i.	the Market Ratchet Value (the last adjustment to the Benefit Base as a result of an increase to the Covered Fund Value) adjusted for proportional withdrawals; or
ii.	the sum of previous years’ Great-West Secure Income Plus GLWB Rider Contributions less proportional withdrawals.
B.	the Accumulation Credit in effect at the time you purchase your Contract times the proportional Contributions in Ratchet Period.
In any year in which there is an Excess Withdrawal, the Accumulation Credit will be zero. The accumulation period begins on the Rider Election Date and ends on the earliest of:
•	the 10th anniversary after the Rider Election Date;
•	the commencement of the GAW Phase; or
•	the date the Great-West Secure Income Plus GLWB Rider terminates.
When the accumulation period ends, the Accumulation Credit will be zero.
Great-West Secure Income Max GLWB Rider:
Guarantee Benefit Fee = 1.20% of the Benefit Base.
Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Owners may receive a higher GAW% for Rider Contributions aged 5 years or more prior to starting the GAW Phase. The Distribution Credit applicable to new Contract sales is disclosed in a Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.
The Great-West Secure Income Max GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Max GLWB Rider offers additional benefits in exchange for a higher Guarantee Benefit Fee.
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW%, Joint GAW%, or Distribution Credit, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
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Numerical Examples of the GAW- Great-West Secure Income Max GLWB Rider
(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 72-Year-Old Single Covered Person, Starting Withdrawals within Five Years of Contribution
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 72-Year-Old Single Covered Person, Starting Withdrawals Five years after Contribution
Benefit Base = $80,000
Single GAW%: 7.00% (GAW% Enhanced by 1% Distribution Credit)
GAW = $5,600 ($80,000 x 7.00%)
Scenario #3: 68-Year-Old Joint Covered Person with a 63 Year Old Spouse, Starting Withdrawals within Five Years of Contribution
Benefit Base = $80,000
Joint GAW% = 3.50%
(for a 63-year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #4: 60-Year-Old Single Covered Person Starting Withdrawals within Five Years of Contribution
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #5: 71-Year-Old Joint Covered Person with a 65 Year Old Spouse, Starting Withdrawals Five years after Contribution
Benefit Base = $80,000
Joint GAW% = 5.50% (GAW% Enhanced by 1% Distribution Credit)
(for a 65-year-old)
GAW = $4,400 ($80,000 x 5.50%)
Great-West Secure Income Foundation GLWB Rider:
Guarantee Benefit Fee = 0.90% of the Benefit Base.
Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The Great-West Secure Income Foundation GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an age reset calculation results in a higher GAW Amount.
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.
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Examples are set forth below. If you would like more information on your GAW% or Joint GAW%, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the GAW- Great-West Secure Income Foundation GLWB Rider
(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 72 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 3.50% (for 63 year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 4.50% (for a 65 year old)
GAW = $3,600 ($80,000 x 4.50%)
Ratchet to Benefit Base During the GAW Phase (applicable to all GLWB Riders)
Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.
On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:
(a)	the current Benefit Base; or
(b)	the current Covered Fund Value.
GAWs will adjust annually on the Ratchet Date based on the new Benefit Base. This information will be reflected in your quarterly statement and online.
Reset of the GAW% During the GAW Phase (applicable to all GLWB Riders)
Annually, Great-West shall multiply the Covered Fund Value, subject to the Benefit Base cap, as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. Great-West will then provide the Owner with the result of this calculation. This information will be reflected in your quarterly statement and online.
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Installments will not change unless Requested by the Owner. Unless you have provided the RROC with a Request to always increase your Installments to the maximum permitted amount, your Installments will not automatically default to the maximum, and will not change unless Requested by the Owner. You may Request to change your Installments at any time before your next Ratchet Date. If beneficial, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If the reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to reset.
Example:
If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)
is greater than (Current GAW%) x (Current Benefit Base)
then (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)
Numerical Example When Reset is Beneficial
Assume the following:
Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $120,000
Current Benefit Base = $125,000
Current GAW% before Ratchet Date: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained Age GAW%) x (Covered Fund Value) = 6% x $120,000 = $7,200

So New GAW is $7,200
New Benefit Base is $120,000
New GAW% of 6% will take effect
Numerical Example When Reset is NOT Beneficial
Assume the following:
Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $75,000
Current Benefit Base = $125,000
Current GAW% before Ratchet: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained age withdrawal %) x (Covered Fund Value) = 6% x $75,000 = $4,500

So, because $4,500 is less than current GAW of $5,000, no Reset of the GAW% will take effect.
The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider. If you would like more information on the GLWB Riders, the GAW%, Joint GAW%, Accumulation Credit, or Distribution Credit applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
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Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. You should consult a tax advisor for further information.
Federal Tax Matters
This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.
Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An Owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). An Owner who is a “non-natural entity,” such as a Non-Grantor Trust, will generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed. However, if the Non-Grantor Trust is considered to be an agent for a natural person, the Contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule. Under a Grantor Trust, the Grantor, who must be a natural person, is treated as the Owner of the Contract for tax purposes. Under a custodial or trusteed IRA account, the Underlying IRA Holder, who must be a natural person, is treated as the IRA owner for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.
Withdrawals
Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
The IRS has not provided guidance as to the tax treatment of the charge for a GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is
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taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•	Made on or after the date on which the Owner reaches age 59 1⁄2;
•	Made as a result of death or disability of the Owner;
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
Similar penalties are imposed on premature distributions from Qualified Annuity Contracts. For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:
•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above;
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:
•	If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner;
•	If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
See “Required Minimum Distributions from Qualified Annuity Contracts” below.
Diversification of Investments
For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Covered Fund(s) or the Portfolios, we expect that the Covered Fund(s) and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
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Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.
In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.
Under Rev. Proc. 2011-38:
•	The period of time in which cash can be withdrawn from either contract after a partial transfer has been significantly shortened from 12 months beginning on the date of the transfer to 180 days; and
•	Annuity payments that satisfy the partial annuitization rule of IRC Section 72(a)(2) will not be treated as a distribution from either the old or new contract.
Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Rollovers from Qualified Retirement Plans and IRAs
The Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (SEP) IRA.
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Inherited IRAs
The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.
Assignment, Transfer or Exchange of the Contract
You may change the Owner any time before the Owner's death, unless otherwise proscribed by applicable law. You must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. An assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of a GLWB Rider” above.
The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.
Assignment or transfer of Ownership while the Owner is still alive will result in cancellation of any Pre-Selected Beneficiary Payout Options chosen by the Owner. See “Pre-Selected Beneficiary Payout Options” above for more information.
Investment Income Surtax
Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor about the impact of the Investment Income Surtax on you.
Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a ‘marriage’ under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.
Qualified Annuity Contracts
Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code and Roth Individual Retirement Annuities under section 408A of the Code:
•	Only the Owner may be the Annuitant of the Contract;
•	Only one Owner may be established under the Contract;
•	The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;
•	The entire interest of the Owner is non-forfeitable;
•	The Owner may not borrow any money under the Contract or pledge it as security for a loan;
•	The Contract is non-transferable: the Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree; and
•	Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.
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Contributions to Qualified Annuity Contracts
Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in Section 408(k), Contributions will only be accepted if they are in cash and the total of such Contributions must not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.
The Owner has sole responsibility for determining whether any premium payment meets applicable income tax requirements.
Required Minimum Distributions from Qualified Annuity Contracts
It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from a GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code.
The Owner must begin to take payments which satisfy the minimum distribution requirements of the Code no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1⁄2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.
During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund(s). Please note the following important details:
•	An RMD is attributable to the Covered Fund(s) to the extent that the RMD amount withdrawn from the Covered Fund Value is proportional to the amount of the Annuity Account Value invested in Covered Fund(s).
•	The amount withdrawn for RMDs must not exceed the amount calculated under the Code based on life expectancy, and must be based on the Annuity Account Value on December 31 of the previous calendar year as reported by Great-West.
•	You must set up your RMDs on the required form with our Retirement Resource Operations Center.
•	If you are transferring money from another company and you have reached age 70 1⁄2 or will reach age 70 1⁄2 during the current tax year, you should take the current tax year’s RMD before the transfer to avoid taking an Excess Withdrawal.
Below is a hypothetical RMD numerical example designed to help illustrate how taking an RMD during the GAW Phase would be considered an Excess Withdrawal because some portion of the RMD is not attributable to the Covered Fund Value.
RMD Numerical Example: This example illustrates a scenario where the Contract is your only IRA, and you elected to split your assets between the Investment Strategy (i.e., an investment that is not a Covered Fund) and the Income Strategy (i.e., a Covered Fund). To avoid taking an Excess Withdrawal when taking an RMD, you may need to take a portion of your RMD from your assets in the Investment Strategy.
•	Annuity Account Value (12/31/2017) = $100,000
•	Covered Fund Value = $50,000 (50% of total Annuity Account Value)
•	Investment Strategy Account Value = $50,000 (50% of total Annuity Account Value)
•	GAW = $2,500
•	Total 2018 RMD attributable to the IRA as calculated by Great-West = $6,200
•	2018 RMD attributable to the Covered Fund = $6,200 x 0.50 = $3,100
Under these circumstances, the Owner may take the full $2,500 GAW and may take an additional $600 for RMDs out of the Covered Fund - this additional $600 needed for RMDs would not be considered an Excess Withdrawal. In order to satisfy the remaining $3,100 in RMDs without taking an Excess Withdrawal, the Owner would need to withdraw the remaining $3,100 from the Investment Strategy Account.
You should consult a qualified tax advisor regarding withdrawals to satisfy your RMD amount and other tax implications of RMD withdrawals during the Accumulation Phase and GAW Phase of the Contract.
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The Owner should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount.
Distributions Before Death in Qualified Annuity Contracts
Notwithstanding any provision of the Contract, Rider, or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract will be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
The Owner’s entire interest in the non-Roth Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date, which is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1⁄2. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the non-Roth Contract distributed in one of the following forms:
•	A single sum payment;
•	Equal or substantially equal payments no less frequently than annually over the life of the Owner;
•	Equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;
•	Equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or
•	Equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.
All distributions made hereunder will be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.
If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.
Distributions Upon Death in Qualified Annuity Contracts
Distributions beginning before death. If the Owner dies after distribution has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions beginning after death. If the Owner dies before distribution has begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:
1)	If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died;
2)	If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1⁄2;
3)	If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.
65

Distribution of the Contracts
We offer the Contracts on a continuous basis to customers of registered investment advisers, brokerage firms, and their affiliated insurance agencies. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are Consultants. GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934 (the “Exchange Act”), and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
No sales commissions are paid to Consultants on sales of the Contracts. However, Consultants may charge you an advisory or similar fee under an agreement you have with them independent of Great-West or GWFS. Great-West and GWFS do not offer advice on how to allocate your Contributions, and we are not responsible for any advice your Consultant provides to you. Great-West and GWFS do not endorse any Consultant or make any representations as to their qualifications.
Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”), in all cases as agent for GWFS, may pay eligible Consultants or other entities compensation for the promotion and sale of the Contract. Compensation paid to eligible Consultants or other entities is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through a number of sources, such as fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Payments We Receive” above. The Company may pay a portion of these proceeds to eligible Consultants or other entities for distribution services.
To the extent permitted by FINRA rules, applicable state insurance law and regulations, and Department of Labor rules and regulations, and as mutually agreed upon by the Company and eligible Consultants or other entities, the Company may pay a portion of these proceeds to eligible Consultants or other entities:
•	for distribution services;
•	as compensation for administrative and insurance services provided by the Consultants on behalf of GWFS;
•	as a marketing allowance or other promotional incentive; and
•	as payments in the form of cash or other compensation.
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
66

Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law;
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account;
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law;
•	To cease accepting Contributions at any time at our discretion;
•	To limit the number of Contracts that you may purchase;
•	To cease offering the Contract and/or GLWB Riders to new sales;
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;
•	To change the time or time of day that a valuation date is deemed to have ended; and
•	To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields, P.A.
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential Owner information. Such system failures and cyber-attacks affecting us, the Portfolios or Covered Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios or Covered Funds invest, which may cause the Portfolios or Covered Funds underlying your Contract to lose value. There can be no assurance that we, the Portfolios or Covered Funds, or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
67

Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The statutory financial statements of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Available Information
You may Request a free copy of the SAI. Please direct any oral, written, or electronic Request for such documents to:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(877) 723-8723
AnnuityOperations@greatwest.com
The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract, the Riders, and the Series Account.
The SAI contains more specific information relating to the Series Account and Great-West, such as:
•	general information;
•	information about Great-West Life & Annuity Insurance Company and the Variable Annuity-2 Series Account;
•	calculation of annuity payouts;
•	services;
•	withholding; and
•	financial statements.
68

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (0.20)	2018	2017
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
Value at beginning of period	9.90	10.00
Value at end of period	8.00	9.90
Number of accumulation units outstanding at end of period	4,418	2,987
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
Value at beginning of period	12.47	10.00
Value at end of period	10.89	12.47
Number of accumulation units outstanding at end of period	12,617	7,314
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
Value at beginning of period	10.35	10.00
Value at end of period	10.03	10.35
Number of accumulation units outstanding at end of period	18,067	4,493
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
Value at beginning of period	11.12	10.00
Value at end of period	9.66	11.12
Number of accumulation units outstanding at end of period	75,590	26,228
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
Value at beginning of period	10.84	10.00
Value at end of period	9.81	10.84
Number of accumulation units outstanding at end of period	59,558	23,588
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND
Value at beginning of period	10.00
Value at end of period	9.38
Number of accumulation units outstanding at end of period	32,081
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
Value at beginning of period	11.45	10.00
Value at end of period	10.30	11.45
Number of accumulation units outstanding at end of period	47,434	23,941
AMERICAN FUNDS IS GROWTH FUND
Value at beginning of period	10.00
Value at end of period	9.48
Number of accumulation units outstanding at end of period	34,487
AMERICAN FUNDS IS GROWTH-INCOME FUND
Value at beginning of period	10.00
Value at end of period	9.50
Number of accumulation units outstanding at end of period	8,862
AMERICAN FUNDS IS INTERNATIONAL FUND
Value at beginning of period	13.16	10.00
Value at end of period	11.38	13.16
Number of accumulation units outstanding at end of period	22,866	8,358
AMERICAN FUNDS IS NEW WORLD FUND
Value at beginning of period	12.88	10.00
Value at end of period	11.02	12.88
Number of accumulation units outstanding at end of period	38,742	9,423
BLACKROCK GLOBAL ALLOCATION VI FUND
Value at beginning of period	11.35	10.00
Value at end of period	10.47	11.35
Number of accumulation units outstanding at end of period	8,019	3,509
BLACKROCK HIGH YIELD VI FUND
Value at beginning of period	10.69	10.00

INVESTMENT DIVISION (0.20)	2018	2017
Value at end of period	10.36	10.69
Number of accumulation units outstanding at end of period	101,026	35,856
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	11.45	10.00
Value at end of period	11.40	11.45
Number of accumulation units outstanding at end of period	23,317	0
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Value at beginning of period	10.77	10.00
Value at end of period	9.37	10.77
Number of accumulation units outstanding at end of period	2,016	0
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	12.37	10.00
Value at end of period	12.74	12.37
Number of accumulation units outstanding at end of period	33,770	356
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND
Value at beginning of period	10.00
Value at end of period	9.97
Number of accumulation units outstanding at end of period	33,157
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	13.99	10.00
Value at end of period	11.73	13.99
Number of accumulation units outstanding at end of period	22,746	10,279
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	12.19	10.00
Value at end of period	9.99	12.19
Number of accumulation units outstanding at end of period	828	586
DELAWARE VIP REIT SERIES
Value at beginning of period	10.11	10.00
Value at end of period	9.33	10.11
Number of accumulation units outstanding at end of period	2,365	907
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	11.15	10.00
Value at end of period	9.25	11.15
Number of accumulation units outstanding at end of period	23,487	15,448
DWS CAPITAL GROWTH VIP
Value at beginning of period	12.57	10.00
Value at end of period	12.31	12.57
Number of accumulation units outstanding at end of period	1,571	1,867
DWS GLOBAL SMALL CAP VIP
Value at beginning of period	11.94	10.00
Value at end of period	9.44	11.94
Number of accumulation units outstanding at end of period	0	0
EATON VANCE VT FLOATING-RATE INCOME FUND
Value at beginning of period	10.32	10.00
Value at end of period	10.29	10.32
Number of accumulation units outstanding at end of period	357,136	146,961
FEDERATED HIGH INCOME BOND FUND II
Value at beginning of period	10.27	10.00
Value at end of period	9.90	10.27
Number of accumulation units outstanding at end of period	16,641	694
FIDELITY VIP BALANCED PORTFOLIO
Value at beginning of period	10.88	10.00
Value at end of period	10.37	10.88
Number of accumulation units outstanding at end of period	397,402	155,819
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO

INVESTMENT DIVISION (0.20)	2018	2017
Value at beginning of period	11.77	10.00
Value at end of period	10.22	11.77
Number of accumulation units outstanding at end of period	27,496	0
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
Value at beginning of period	10.90
Value at end of period	10.34
Number of accumulation units outstanding at end of period	775
FRANKLIN INCOME VIP FUND
Value at beginning of period	10.93	10.00
Value at end of period	10.43	10.93
Number of accumulation units outstanding at end of period	14,904	9,089
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
Value at beginning of period	10.49	10.00
Value at end of period	9.73	10.49
Number of accumulation units outstanding at end of period	6,725	4,335
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
Value at beginning of period	12.36	10.00
Value at end of period	11.55	12.36
Number of accumulation units outstanding at end of period	23,655	18,615
GREAT-WEST AGGRESSIVE PROFILE FUND
Value at beginning of period	11.26	10.00
Value at end of period	10.07	11.26
Number of accumulation units outstanding at end of period	23,235	5,220
GREAT-WEST ARIEL MID CAP VALUE FUND
Value at beginning of period	11.48	10.00
Value at end of period	9.81	11.48
Number of accumulation units outstanding at end of period	1,157	0
GREAT-WEST BOND INDEX FUND
Value at beginning of period	10.29	10.00
Value at end of period	10.22	10.29
Number of accumulation units outstanding at end of period	389,810	228,038
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L
Value at beginning of period	10.39	10.00
Value at end of period	10.03	10.39
Number of accumulation units outstanding at end of period	39,557	24,327
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
Value at beginning of period	10.41	10.00
Value at end of period	10.06	10.41
Number of accumulation units outstanding at end of period	146,834	16,793
GREAT-WEST CORE BOND FUND
Value at beginning of period	10.37	10.00
Value at end of period	10.22	10.37
Number of accumulation units outstanding at end of period	92,012	23,117
GREAT-WEST EMERGING MARKETS EQUITY FUND
Value at beginning of period	10.00
Value at end of period	8.23
Number of accumulation units outstanding at end of period	3,151
GREAT-WEST GLOBAL BOND FUND
Value at beginning of period	10.17	10.00
Value at end of period	10.13	10.17
Number of accumulation units outstanding at end of period	46,520	5,550
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Value at beginning of period	10.02	10.00
Value at end of period	10.14	10.02
Number of accumulation units outstanding at end of period	1,041,855	700,622

INVESTMENT DIVISION (0.20)	2018	2017
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Value at beginning of period	10.00
Value at end of period	9.94
Number of accumulation units outstanding at end of period	3,899
GREAT-WEST INTERNATIONAL GROWTH FUND
Value at beginning of period	12.64	10.00
Value at end of period	10.48	12.64
Number of accumulation units outstanding at end of period	5,743	5,086
GREAT-WEST INTERNATIONAL INDEX FUND
Value at beginning of period	12.44	10.00
Value at end of period	10.69	12.44
Number of accumulation units outstanding at end of period	275,712	103,992
GREAT-WEST INTERNATIONAL VALUE FUND
Value at beginning of period	12.62	10.00
Value at end of period	10.63	12.62
Number of accumulation units outstanding at end of period	53,729	22,202
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Value at beginning of period	10.66	10.00
Value at end of period	9.16	10.66
Number of accumulation units outstanding at end of period	2,378	779
GREAT-WEST LARGE CAP GROWTH FUND
Value at beginning of period	12.98	10.00
Value at end of period	12.96	12.98
Number of accumulation units outstanding at end of period	31,028	0
GREAT-WEST LIFETIME 2015 FUND
Value at beginning of period	11.09	10.00
Value at end of period	10.58	11.09
Number of accumulation units outstanding at end of period	10,895	10,895
GREAT-WEST LIFETIME 2020 FUND
Value at beginning of period	11.22	10.00
Value at end of period	10.64	11.22
Number of accumulation units outstanding at end of period	8,909	0
GREAT-WEST LIFETIME 2025 FUND
Value at beginning of period	11.39	10.00
Value at end of period	10.72	11.39
Number of accumulation units outstanding at end of period	18,438	11,277
GREAT-WEST LIFETIME 2030 FUND
Value at beginning of period	11.59	10.00
Value at end of period	10.79	11.59
Number of accumulation units outstanding at end of period	33,932	11,161
GREAT-WEST LIFETIME 2035 FUND
Value at beginning of period	11.81	10.00
Value at end of period	10.86	11.81
Number of accumulation units outstanding at end of period	2,433	2,433
GREAT-WEST LIFETIME 2040 FUND
Value at beginning of period	11.93	10.00
Value at end of period	10.86	11.93
Number of accumulation units outstanding at end of period	10,748	12,299
GREAT-WEST LIFETIME 2045 FUND
Value at beginning of period	12.02	10.00
Value at end of period	10.87	12.02
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST LIFETIME 2050 FUND
Value at beginning of period	12.03
Value at end of period	10.87

INVESTMENT DIVISION (0.20)	2018	2017
Number of accumulation units outstanding at end of period	754
GREAT-WEST LIFETIME 2055 FUND
Value at beginning of period	12.06	10.00
Value at end of period	10.86	12.06
Number of accumulation units outstanding at end of period	7,358	0
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND
Value at beginning of period	10.95	10.00
Value at end of period	9.16	10.95
Number of accumulation units outstanding at end of period	33,596	2,813
GREAT-WEST MID CAP VALUE FUND
Value at beginning of period	11.68	10.00
Value at end of period	10.22	11.68
Number of accumulation units outstanding at end of period	3,315	2,070
GREAT-WEST MODERATE PROFILE FUND CLASS L
Value at beginning of period	10.76	10.00
Value at end of period	10.04	10.76
Number of accumulation units outstanding at end of period	519,071	33,993
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS
Value at beginning of period	10.78	10.00
Value at end of period	10.08	10.78
Number of accumulation units outstanding at end of period	273,716	122,273
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Value at beginning of period	10.93	10.00
Value at end of period	10.08	10.93
Number of accumulation units outstanding at end of period	140,875	12,863
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
Value at beginning of period	10.56	10.00
Value at end of period	10.03	10.56
Number of accumulation units outstanding at end of period	33,701	30,433
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
Value at beginning of period	10.59	10.00
Value at end of period	10.07	10.59
Number of accumulation units outstanding at end of period	75,965	42,112
GREAT-WEST MULTI-SECTOR BOND FUND
Value at beginning of period	10.61	10.00
Value at end of period	10.26	10.61
Number of accumulation units outstanding at end of period	48,955	25,534
GREAT-WEST PUTNAM EQUITY INCOME FUND
Value at beginning of period	11.85	10.00
Value at end of period	10.78	11.85
Number of accumulation units outstanding at end of period	12,782	8,289
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Value at beginning of period	10.64	10.00
Value at end of period	10.20	10.64
Number of accumulation units outstanding at end of period	10,773	3,946
GREAT-WEST REAL ESTATE INDEX FUND
Value at beginning of period	10.29	10.00
Value at end of period	9.77	10.29
Number of accumulation units outstanding at end of period	70,631	30,919
GREAT-WEST S&P 500® INDEX FUND
Value at beginning of period	12.09	10.00
Value at end of period	11.48	12.09
Number of accumulation units outstanding at end of period	1,445,926	315,421
GREAT-WEST S&P MID CAP 400® INDEX FUND
Value at beginning of period	11.54	10.00

INVESTMENT DIVISION (0.20)	2018	2017
Value at end of period	10.19	11.54
Number of accumulation units outstanding at end of period	458,158	97,224
GREAT-WEST S&P SMALLCAP 600® INDEX FUND
Value at beginning of period	11.25	10.00
Value at end of period	10.22	11.25
Number of accumulation units outstanding at end of period	454,973	93,448
GREAT-WEST SECURE FOUNDATION BALANCED FUND
Value at beginning of period	11.24	10.00
Value at end of period	10.60	11.24
Number of accumulation units outstanding at end of period	872,143	79,503
GREAT-WEST SHORT DURATION BOND FUND
Value at beginning of period	10.18	10.00
Value at end of period	10.22	10.18
Number of accumulation units outstanding at end of period	156,539	32,666
GREAT-WEST SMALL CAP GROWTH FUND
Value at beginning of period	12.13	10.00
Value at end of period	11.74	12.13
Number of accumulation units outstanding at end of period	5,232	0
GREAT-WEST T ROWE PRICE MIDCAP GROWTH FUND
Value at beginning of period	12.42	10.00
Value at end of period	12.11	12.42
Number of accumulation units outstanding at end of period	38,480	9,552
GREAT-WEST US GOVERNMENT SECURITIES FUND
Value at beginning of period	10.20	10.00
Value at end of period	10.23	10.20
Number of accumulation units outstanding at end of period	28,758	12,298
INVESCO V.I. GLOBAL REAL ESTATE FUND
Value at beginning of period	11.25	10.00
Value at end of period	10.52	11.25
Number of accumulation units outstanding at end of period	871	443
INVESCO V.I. GROWTH & INCOME FUND
Value at beginning of period	11.38	10.00
Value at end of period	9.81	11.38
Number of accumulation units outstanding at end of period	6,201	5,282
INVESCO V.I. INTERNATIONAL GROWTH FUND
Value at beginning of period	12.25	10.00
Value at end of period	10.36	12.25
Number of accumulation units outstanding at end of period	12,734	3,628
INVESCO V.I. SMALL CAP EQUITY FUND
Value at beginning of period	11.35	10.00
Value at end of period	9.60	11.35
Number of accumulation units outstanding at end of period	0	0
IVY VIP ENERGY FUND
Value at beginning of period	8.72	10.00
Value at end of period	5.73	8.72
Number of accumulation units outstanding at end of period	3,941	229
JANUS HENDERSON VIT BALANCED PORTFOLIO
Value at beginning of period	11.79	10.00
Value at end of period	11.82	11.79
Number of accumulation units outstanding at end of period	288,197	169,221
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
Value at beginning of period	12.68	10.00
Value at end of period	12.57	12.68
Number of accumulation units outstanding at end of period	36,850	13,572
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO

INVESTMENT DIVISION (0.20)	2018	2017
Value at beginning of period	10.31	10.00
Value at end of period	10.16	10.31
Number of accumulation units outstanding at end of period	31,711	8,787
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
Value at beginning of period	10.71
Value at end of period	10.17
Number of accumulation units outstanding at end of period	0
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
Value at beginning of period	10.00
Value at end of period	8.63
Number of accumulation units outstanding at end of period	1,193
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
Value at beginning of period	12.97	10.00
Value at end of period	13.57	12.97
Number of accumulation units outstanding at end of period	0	0
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
Value at beginning of period	12.02	10.00
Value at end of period	11.04	12.02
Number of accumulation units outstanding at end of period	7,135	5,523
MFS VIT II TECHNOLOGY PORTFOLIO
Value at beginning of period	13.84	10.00
Value at end of period	14.02	13.84
Number of accumulation units outstanding at end of period	51,537	80,770
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
Value at beginning of period	11.04	10.00
Value at end of period	10.42	11.04
Number of accumulation units outstanding at end of period	11,538	0
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
Value at beginning of period	11.79	10.00
Value at end of period	11.07	11.79
Number of accumulation units outstanding at end of period	0	0
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
Value at beginning of period	11.22	10.00
Value at end of period	9.01	11.22
Number of accumulation units outstanding at end of period	470	0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
Value at beginning of period	11.37	10.00
Value at end of period	10.15	11.37
Number of accumulation units outstanding at end of period	920	707
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
Value at beginning of period	10.18	10.00
Value at end of period	8.72	10.18
Number of accumulation units outstanding at end of period	33,828	2,507
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
Value at beginning of period	10.86	10.00
Value at end of period	10.57	10.86
Number of accumulation units outstanding at end of period	9,981	0
PIMCO VIT LOW DURATION PORTFOLIO
Value at beginning of period	10.10	10.00
Value at end of period	10.11	10.10
Number of accumulation units outstanding at end of period	23,234	12,267
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	10.33	10.00
Value at end of period	10.08	10.33
Number of accumulation units outstanding at end of period	7,375	4,721

INVESTMENT DIVISION (0.20)	2018	2017
PIMCO VIT SHORT TERM PORTFOLIO
Value at beginning of period	10.21	10.00
Value at end of period	10.33	10.21
Number of accumulation units outstanding at end of period	255,745	8,518
PIMCO VIT TOTAL RETURN PORTFOLIO
Value at beginning of period	10.46	10.00
Value at end of period	10.37	10.46
Number of accumulation units outstanding at end of period	305,241	64,768
PUTNAM VT EQUITY INCOME FUND
Value at beginning of period	11.36	10.00
Value at end of period	10.38	11.36
Number of accumulation units outstanding at end of period	0	0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Value at beginning of period	11.51	10.00
Value at end of period	10.65	11.51
Number of accumulation units outstanding at end of period	1,463	1,463
PUTNAM VT GLOBAL EQUITY FUND
Value at beginning of period	12.81	10.00
Value at end of period	11.20	12.81
Number of accumulation units outstanding at end of period	2,181	3
PUTNAM VT GROWTH OPPORTUNITIES FUND
Value at beginning of period	13.06	10.00
Value at end of period	13.35	13.06
Number of accumulation units outstanding at end of period	28,214	6,338
PUTNAM VT INCOME FUND
Value at beginning of period	10.54	10.00
Value at end of period	10.54	10.54
Number of accumulation units outstanding at end of period	14,369	6,189
PUTNAM VT INTERNATIONAL EQUITY FUND
Value at beginning of period	12.63	10.00
Value at end of period	10.20	12.63
Number of accumulation units outstanding at end of period	0	0
PUTNAM VT INTERNATIONAL GROWTH FUND
Value at beginning of period	13.48	10.00
Value at end of period	10.94	13.48
Number of accumulation units outstanding at end of period	0	0
PUTNAM VT INTERNATIONAL VALUE FUND
Value at beginning of period	12.44	10.00
Value at end of period	10.23	12.44
Number of accumulation units outstanding at end of period	0	8
PUTNAM VT MORTGAGE SECURITIES FUND
Value at beginning of period	10.18	10.00
Value at end of period	10.06	10.18
Number of accumulation units outstanding at end of period	2,234	2,234
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND
Value at beginning of period	10.68	10.00
Value at end of period	9.82	10.68
Number of accumulation units outstanding at end of period	0	0
PUTNAM VT MULTI-CAP CORE FUND
Value at beginning of period	12.26	10.00
Value at end of period	11.30	12.26
Number of accumulation units outstanding at end of period	3,095	1,958
PUTNAM VT RESEARCH FUND
Value at beginning of period	12.31	10.00
Value at end of period	11.71	12.31

INVESTMENT DIVISION (0.20)	2018	2017
Number of accumulation units outstanding at end of period	6,207	0
PUTNAM VT SMALL CAP GROWTH FUND
Value at beginning of period	10.77	10.00
Value at end of period	9.26	10.77
Number of accumulation units outstanding at end of period	3,533	2,342
PUTNAM VT SMALL CAP VALUE FUND
Value at beginning of period	10.77	10.00
Value at end of period	8.60	10.77
Number of accumulation units outstanding at end of period	4,028	780
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Value at beginning of period	13.56	10.00
Value at end of period	13.75	13.56
Number of accumulation units outstanding at end of period	196,974	88,725
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Value at beginning of period	12.71	10.00
Value at end of period	12.79	12.71
Number of accumulation units outstanding at end of period	61,406	30,255
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S
Value at beginning of period	9.78	10.00
Value at end of period	6.99	9.78
Number of accumulation units outstanding at end of period	5,414	3,492

INVESTMENT DIVISION (0.40)	2018	2017
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
Value at beginning of period	9.88	10.00
Value at end of period	7.97	9.88
Number of accumulation units outstanding at end of period	1,607	1,081
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
Value at beginning of period	12.45	10.00
Value at end of period	10.84	12.45
Number of accumulation units outstanding at end of period	1,651	1,147
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
Value at beginning of period	10.33	10.00
Value at end of period	9.99	10.33
Number of accumulation units outstanding at end of period	0	0
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
Value at beginning of period	11.10	10.00
Value at end of period	9.62	11.10
Number of accumulation units outstanding at end of period	7,010	5,822
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
Value at beginning of period	10.81	10.00
Value at end of period	9.77	10.81
Number of accumulation units outstanding at end of period	5,196	3,490
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND
Value at beginning of period	10.00
Value at end of period	9.37
Number of accumulation units outstanding at end of period	0
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
Value at beginning of period	11.44	10.00
Value at end of period	10.27	11.44
Number of accumulation units outstanding at end of period	13,507	6,592
AMERICAN FUNDS IS GROWTH FUND
Value at beginning of period	10.00
Value at end of period	9.47

INVESTMENT DIVISION (0.40)	2018	2017
Number of accumulation units outstanding at end of period	0
AMERICAN FUNDS IS GROWTH-INCOME FUND
Value at beginning of period	10.00
Value at end of period	9.49
Number of accumulation units outstanding at end of period	0
AMERICAN FUNDS IS INTERNATIONAL FUND
Value at beginning of period	13.14	10.00
Value at end of period	11.33	13.14
Number of accumulation units outstanding at end of period	6,061	3,241
AMERICAN FUNDS IS NEW WORLD FUND
Value at beginning of period	12.85	10.00
Value at end of period	10.98	12.85
Number of accumulation units outstanding at end of period	8,029	928
BLACKROCK GLOBAL ALLOCATION VI FUND
Value at beginning of period	11.33	10.00
Value at end of period	10.43	11.33
Number of accumulation units outstanding at end of period	36,864	33,837
BLACKROCK HIGH YIELD VI FUND
Value at beginning of period	10.67	10.00
Value at end of period	10.32	10.67
Number of accumulation units outstanding at end of period	8,588	5,343
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	11.44	10.00
Value at end of period	11.36	11.44
Number of accumulation units outstanding at end of period	6,749	935
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Value at beginning of period	10.75	10.00
Value at end of period	9.34	10.75
Number of accumulation units outstanding at end of period	41,100	756
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	12.34	10.00
Value at end of period	12.69	12.34
Number of accumulation units outstanding at end of period	18,908	1,090
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND
Value at beginning of period	10.00
Value at end of period	9.96
Number of accumulation units outstanding at end of period	0
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	13.97	10.00
Value at end of period	11.68	13.97
Number of accumulation units outstanding at end of period	5,138	1,501
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	12.17	10.00
Value at end of period	9.95	12.17
Number of accumulation units outstanding at end of period	0	0
DELAWARE VIP REIT SERIES
Value at beginning of period	10.09	10.00
Value at end of period	9.29	10.09
Number of accumulation units outstanding at end of period	0	0
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	11.13	10.00
Value at end of period	9.21	11.13
Number of accumulation units outstanding at end of period	2,740	0
DWS CAPITAL GROWTH VIP
Value at beginning of period	12.55	10.00

INVESTMENT DIVISION (0.40)	2018	2017
Value at end of period	12.26	12.55
Number of accumulation units outstanding at end of period	0	0
DWS GLOBAL SMALL CAP VIP
Value at beginning of period	11.91	10.00
Value at end of period	9.40	11.91
Number of accumulation units outstanding at end of period	0	0
EATON VANCE VT FLOATING-RATE INCOME FUND
Value at beginning of period	10.30	10.00
Value at end of period	10.25	10.30
Number of accumulation units outstanding at end of period	5,816	730
FEDERATED HIGH INCOME BOND FUND II
Value at beginning of period	10.26	10.00
Value at end of period	9.87	10.26
Number of accumulation units outstanding at end of period	2,428	364
FIDELITY VIP BALANCED PORTFOLIO
Value at beginning of period	10.86	10.00
Value at end of period	10.34	10.86
Number of accumulation units outstanding at end of period	95,593	23,262
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	11.75	10.00
Value at end of period	10.19	11.75
Number of accumulation units outstanding at end of period	2,847	0
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
Value at beginning of period	10.89
Value at end of period	10.31
Number of accumulation units outstanding at end of period	0
FRANKLIN INCOME VIP FUND
Value at beginning of period	10.91	10.00
Value at end of period	10.39	10.91
Number of accumulation units outstanding at end of period	15,988	12,178
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
Value at beginning of period	10.47	10.00
Value at end of period	9.69	10.47
Number of accumulation units outstanding at end of period	957	0
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
Value at beginning of period	12.33	10.00
Value at end of period	11.50	12.33
Number of accumulation units outstanding at end of period	4,932	0
GREAT-WEST AGGRESSIVE PROFILE FUND
Value at beginning of period	11.25	10.00
Value at end of period	10.04	11.25
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST ARIEL MID CAP VALUE FUND
Value at beginning of period	11.46	10.00
Value at end of period	9.77	11.46
Number of accumulation units outstanding at end of period	4,043	0
GREAT-WEST BOND INDEX FUND
Value at beginning of period	10.26	10.00
Value at end of period	10.18	10.26
Number of accumulation units outstanding at end of period	76,065	27,352
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L
Value at beginning of period	10.38	10.00
Value at end of period	10.00	10.38
Number of accumulation units outstanding at end of period	8,212	0
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS

INVESTMENT DIVISION (0.40)	2018	2017
Value at beginning of period	10.40	10.00
Value at end of period	10.03	10.40
Number of accumulation units outstanding at end of period	51,433	30,193
GREAT-WEST CORE BOND FUND
Value at beginning of period	10.35	10.00
Value at end of period	10.18	10.35
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST EMERGING MARKETS EQUITY FUND
Value at beginning of period	10.00
Value at end of period	8.22
Number of accumulation units outstanding at end of period	5,648
GREAT-WEST GLOBAL BOND FUND
Value at beginning of period	10.15	10.00
Value at end of period	10.09	10.15
Number of accumulation units outstanding at end of period	11,965	0
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Value at beginning of period	10.00	10.00
Value at end of period	10.10	10.00
Number of accumulation units outstanding at end of period	362,290	81,984
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Value at beginning of period	10.00
Value at end of period	9.93
Number of accumulation units outstanding at end of period	421
GREAT-WEST INTERNATIONAL GROWTH FUND
Value at beginning of period	12.61	10.00
Value at end of period	10.44	12.61
Number of accumulation units outstanding at end of period	1,168	1,074
GREAT-WEST INTERNATIONAL INDEX FUND
Value at beginning of period	12.41	10.00
Value at end of period	10.65	12.41
Number of accumulation units outstanding at end of period	56,711	4,465
GREAT-WEST INTERNATIONAL VALUE FUND
Value at beginning of period	12.60	10.00
Value at end of period	10.59	12.60
Number of accumulation units outstanding at end of period	14,303	8,687
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Value at beginning of period	10.64	10.00
Value at end of period	9.13	10.64
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST LARGE CAP GROWTH FUND
Value at beginning of period	12.95	10.00
Value at end of period	12.91	12.95
Number of accumulation units outstanding at end of period	4,856	824
GREAT-WEST LIFETIME 2015 FUND
Value at beginning of period	11.07	10.00
Value at end of period	10.54	11.07
Number of accumulation units outstanding at end of period	42,972	42,972
GREAT-WEST LIFETIME 2020 FUND
Value at beginning of period	11.20	10.00
Value at end of period	10.60	11.20
Number of accumulation units outstanding at end of period	73,738	73,738
GREAT-WEST LIFETIME 2025 FUND
Value at beginning of period	11.37	10.00
Value at end of period	10.67	11.37
Number of accumulation units outstanding at end of period	12,445	12,445

INVESTMENT DIVISION (0.40)	2018	2017
GREAT-WEST LIFETIME 2030 FUND
Value at beginning of period	11.57	10.00
Value at end of period	10.75	11.57
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST LIFETIME 2035 FUND
Value at beginning of period	11.79	10.00
Value at end of period	10.82	11.79
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST LIFETIME 2040 FUND
Value at beginning of period	11.91	10.00
Value at end of period	10.82	11.91
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST LIFETIME 2045 FUND
Value at beginning of period	11.99	10.00
Value at end of period	10.83	11.99
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST LIFETIME 2050 FUND
Value at beginning of period	12.01
Value at end of period	10.82
Number of accumulation units outstanding at end of period	0
GREAT-WEST LIFETIME 2055 FUND
Value at beginning of period	12.03	10.00
Value at end of period	10.82	12.03
Number of accumulation units outstanding at end of period	12,962	12,934
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND
Value at beginning of period	10.93	10.00
Value at end of period	9.12	10.93
Number of accumulation units outstanding at end of period	41,967	4,120
GREAT-WEST MID CAP VALUE FUND
Value at beginning of period	11.65	10.00
Value at end of period	10.18	11.65
Number of accumulation units outstanding at end of period	2,497	0
GREAT-WEST MODERATE PROFILE FUND CLASS L
Value at beginning of period	10.74	10.00
Value at end of period	10.01	10.74
Number of accumulation units outstanding at end of period	23,175	0
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS
Value at beginning of period	10.77	10.00
Value at end of period	10.05	10.77
Number of accumulation units outstanding at end of period	164,966	110,609
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Value at beginning of period	10.92	10.00
Value at end of period	10.05	10.92
Number of accumulation units outstanding at end of period	88,051	0
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
Value at beginning of period	10.55	10.00
Value at end of period	10.00	10.55
Number of accumulation units outstanding at end of period	11,515	0
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
Value at beginning of period	10.58	10.00
Value at end of period	10.04	10.58
Number of accumulation units outstanding at end of period	49,186	46,038
GREAT-WEST MULTI-SECTOR BOND FUND
Value at beginning of period	10.58	10.00
Value at end of period	10.22	10.58

INVESTMENT DIVISION (0.40)	2018	2017
Number of accumulation units outstanding at end of period	35,209	33,271
GREAT-WEST PUTNAM EQUITY INCOME FUND
Value at beginning of period	11.82	10.00
Value at end of period	10.74	11.82
Number of accumulation units outstanding at end of period	5,312	514
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Value at beginning of period	10.62	10.00
Value at end of period	10.16	10.62
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST REAL ESTATE INDEX FUND
Value at beginning of period	10.27	10.00
Value at end of period	9.73	10.27
Number of accumulation units outstanding at end of period	14,068	4,284
GREAT-WEST S&P 500® INDEX FUND
Value at beginning of period	12.07	10.00
Value at end of period	11.43	12.07
Number of accumulation units outstanding at end of period	268,636	138,147
GREAT-WEST S&P MID CAP 400® INDEX FUND
Value at beginning of period	11.52	10.00
Value at end of period	10.15	11.52
Number of accumulation units outstanding at end of period	87,797	58,754
GREAT-WEST S&P SMALLCAP 600® INDEX FUND
Value at beginning of period	11.23	10.00
Value at end of period	10.18	11.23
Number of accumulation units outstanding at end of period	178,156	143,890
GREAT-WEST SECUREFOUNDATION BALANCED FUND
Value at beginning of period	11.22	10.00
Value at end of period	10.56	11.22
Number of accumulation units outstanding at end of period	208,316	0
GREAT-WEST SHORT DURATION BOND FUND
Value at beginning of period	10.16	10.00
Value at end of period	10.18	10.16
Number of accumulation units outstanding at end of period	42,032	22,737
GREAT-WEST SMALL CAP GROWTH FUND
Value at beginning of period	12.10	10.00
Value at end of period	11.69	12.10
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST T ROWE PRICE MIDCAP GROWTH FUND
Value at beginning of period	12.39	10.00
Value at end of period	12.06	12.39
Number of accumulation units outstanding at end of period	51,564	31,807
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Value at beginning of period	10.18	10.00
Value at end of period	10.19	10.18
Number of accumulation units outstanding at end of period	8,562	8,562
INVESCO V.I. GLOBAL REAL ESTATE FUND
Value at beginning of period	11.23	10.00
Value at end of period	10.47	11.23
Number of accumulation units outstanding at end of period	798	212
INVESCO V.I. GROWTH & INCOME FUND
Value at beginning of period	11.36	10.00
Value at end of period	9.78	11.36
Number of accumulation units outstanding at end of period	17,383	18,681
INVESCO V.I. INTERNATIONAL GROWTH FUND
Value at beginning of period	12.22	10.00

INVESTMENT DIVISION (0.40)	2018	2017
Value at end of period	10.32	12.22
Number of accumulation units outstanding at end of period	0	0
INVESCO V.I. SMALL CAP EQUITY FUND
Value at beginning of period	11.33	10.00
Value at end of period	9.56	11.33
Number of accumulation units outstanding at end of period	0	0
IVY VIP ENERGY FUND
Value at beginning of period	8.70	10.00
Value at end of period	5.71	8.70
Number of accumulation units outstanding at end of period	4,690	664
JANUS HENDERSON VIT BALANCED PORTFOLIO
Value at beginning of period	11.77	10.00
Value at end of period	11.77	11.77
Number of accumulation units outstanding at end of period	18,859	0
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
Value at beginning of period	12.66	10.00
Value at end of period	12.52	12.66
Number of accumulation units outstanding at end of period	32,459	30,812
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
Value at beginning of period	10.29	10.00
Value at end of period	10.12	10.29
Number of accumulation units outstanding at end of period	0	0
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
Value at beginning of period	10.70
Value at end of period	10.13
Number of accumulation units outstanding at end of period	0
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
Value at beginning of period	10.00
Value at end of period	8.62
Number of accumulation units outstanding at end of period	0
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
Value at beginning of period	12.94	10.00
Value at end of period	13.52	12.94
Number of accumulation units outstanding at end of period	0	0
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
Value at beginning of period	12.00	10.00
Value at end of period	11.00	12.00
Number of accumulation units outstanding at end of period	3,708	842
MFS VIT II TECHNOLOGY PORTFOLIO
Value at beginning of period	13.81	10.00
Value at end of period	13.96	13.81
Number of accumulation units outstanding at end of period	2,071	1,156
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
Value at beginning of period	11.02	10.00
Value at end of period	10.39	11.02
Number of accumulation units outstanding at end of period	1,548	457
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
Value at beginning of period	11.76	10.00
Value at end of period	11.02	11.76
Number of accumulation units outstanding at end of period	0	0
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
Value at beginning of period	11.21	10.00
Value at end of period	8.98	11.21
Number of accumulation units outstanding at end of period	2,673	2,247
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

INVESTMENT DIVISION (0.40)	2018	2017
Value at beginning of period	11.35	10.00
Value at end of period	10.11	11.35
Number of accumulation units outstanding at end of period	3,998	530
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
Value at beginning of period	10.16	10.00
Value at end of period	8.69	10.16
Number of accumulation units outstanding at end of period	0	0
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
Value at beginning of period	10.84	10.00
Value at end of period	10.53	10.84
Number of accumulation units outstanding at end of period	0	0
PIMCO VIT LOW DURATION PORTFOLIO
Value at beginning of period	10.08	10.00
Value at end of period	10.07	10.08
Number of accumulation units outstanding at end of period	3,423	0
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	10.31	10.00
Value at end of period	10.04	10.31
Number of accumulation units outstanding at end of period	2,110	0
PIMCO VIT SHORT TERM PORTFOLIO
Value at beginning of period	10.19	10.00
Value at end of period	10.29	10.19
Number of accumulation units outstanding at end of period	8,053	6,476
PIMCO VIT TOTAL RETURN PORTFOLIO
Value at beginning of period	10.44	10.00
Value at end of period	10.33	10.44
Number of accumulation units outstanding at end of period	103,277	1,507
PUTNAM VT EQUITY INCOME FUND
Value at beginning of period	11.35	10.00
Value at end of period	10.34	11.35
Number of accumulation units outstanding at end of period	0	0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Value at beginning of period	11.49	10.00
Value at end of period	10.61	11.49
Number of accumulation units outstanding at end of period	0	0
PUTNAM VT GLOBAL EQUITY FUND
Value at beginning of period	12.79	10.00
Value at end of period	11.15	12.79
Number of accumulation units outstanding at end of period	0	0
PUTNAM VT GROWTH OPPORTUNITIES FUND
Value at beginning of period	13.04	10.00
Value at end of period	13.29	13.04
Number of accumulation units outstanding at end of period	22,755	0
PUTNAM VT INCOME FUND
Value at beginning of period	10.52	10.00
Value at end of period	10.50	10.52
Number of accumulation units outstanding at end of period	10,853	0
PUTNAM VT INTERNATIONAL EQUITY FUND
Value at beginning of period	12.61	10.00
Value at end of period	10.16	12.61
Number of accumulation units outstanding at end of period	0	0
PUTNAM VT INTERNATIONAL GROWTH FUND
Value at beginning of period	13.45	10.00
Value at end of period	10.90	13.45
Number of accumulation units outstanding at end of period	0	0

INVESTMENT DIVISION (0.40)	2018	2017
PUTNAM VT INTERNATIONAL VALUE FUND
Value at beginning of period	12.42	10.00
Value at end of period	10.19	12.42
Number of accumulation units outstanding at end of period	0	0
PUTNAM VT MORTGAGE SECURITIES FUND
Value at beginning of period	10.16	10.00
Value at end of period	10.02	10.16
Number of accumulation units outstanding at end of period	12,040	12,963
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND
Value at beginning of period	10.66	10.00
Value at end of period	9.78	10.66
Number of accumulation units outstanding at end of period	0	0
PUTNAM VT MULTI-CAP CORE FUND
Value at beginning of period	12.24	10.00
Value at end of period	11.26	12.24
Number of accumulation units outstanding at end of period	6,921	0
PUTNAM VT RESEARCH FUND
Value at beginning of period	12.29	10.00
Value at end of period	11.66	12.29
Number of accumulation units outstanding at end of period	496	491
PUTNAM VT SMALL CAP GROWTH FUND
Value at beginning of period	10.75	10.00
Value at end of period	9.23	10.75
Number of accumulation units outstanding at end of period	0	0
PUTNAM VT SMALL CAP VALUE FUND
Value at beginning of period	10.74	10.00
Value at end of period	8.57	10.74
Number of accumulation units outstanding at end of period	3,657	762
T. ROWE PRICE VIP BLUE CHIP GROWTH PORTFOLIO
Value at beginning of period	13.53	10.00
Value at end of period	13.70	13.53
Number of accumulation units outstanding at end of period	130,762	66,504
T. ROWE PRICE VIP HEALTH SCIENCES PORTFOLIO
Value at beginning of period	12.68	10.00
Value at end of period	12.74	12.68
Number of accumulation units outstanding at end of period	3,953	2,062
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S
Value at beginning of period	9.76	10.00
Value at end of period	6.96	9.76
Number of accumulation units outstanding at end of period	5,018	0

INVESTMENT DIVISION (0.55)	2018	2017
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO
Value at beginning of period	10.45
Value at end of period	8.34
Number of accumulation units outstanding at end of period	62,861
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	10.52
Value at end of period	8.67
Number of accumulation units outstanding at end of period	58,413
DIMENSIONAL VA US LARGE VALUE PORTFOLIO
Value at beginning of period	10.76
Value at end of period	9.40
Number of accumulation units outstanding at end of period	85,403

INVESTMENT DIVISION (0.55)	2018	2017
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
Value at beginning of period	10.43
Value at end of period	8.72
Number of accumulation units outstanding at end of period	34,356

INVESTMENT DIVISION (0.75)	2018	2017
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO
Value at beginning of period	10.45
Value at end of period	8.32
Number of accumulation units outstanding at end of period	112
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	10.51
Value at end of period	8.65
Number of accumulation units outstanding at end of period	108
DIMENSIONAL VA US LARGE VALUE PORTFOLIO
Value at beginning of period	10.76
Value at end of period	9.38
Number of accumulation units outstanding at end of period	64,494
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
Value at beginning of period	10.42
Value at end of period	8.70
Number of accumulation units outstanding at end of period	0

Appendix B - State Variations To The Contract, GLWB Riders, and Endorsements
The following chart discloses all material state variations to the Contract and GLWB Riders, as well as state variations to the Right to Cancel provisions:
STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER
CA	RIGHT TO CANCEL

(If Contract Owner is age 60 years or over):

This policy may be returned within 30 days from the date you received it. During that 30-day period, your money will be placed in a fixed account or money-market fund, unless you direct that the premium be invested in a stock or bond portfolio underlying the policy during the 30-day period. If you do not direct that the premium be invested in a stock or bond portfolio, and if you return the policy within the 30-day period, you will be entitled to a refund of the premium and any policy fee paid. If you direct that the premium be invested in a stock or bond portfolio during the 30-day period, and if you return the policy during that period, you will be entitled to a refund of the policy’s account value on the day the policy is received by the insurance company or agent who sold you this policy, which could be less than the premium you paid for the policy, plus any policy fee paid.

RIGHT TO CANCEL

(If Owner is not age 60 years or over):

You have a 10 day right to cancel. If the Contract is	SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)	SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)	SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER
issued as a replacement of existing life insurance or annuity coverage, the right to cancel period is extended to 30 days from the date of receiving it. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Annuity Account Value plus any charges and fees. The amount returned during the right to cancel period will not be subject to a Withdrawal Charge.
CT (State Variation Only Applicable to Contracts Issued Before 12/4/2017)	2.03 ASSIGNMENT (Provisions restricting assignment of the GLWB Riders have been deleted.)	SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)	SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)	SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)
FL		SECTION 9: ASSIGNMENT In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.	SECTION 9: ASSIGNMENT In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.	SECTION 9: ASSIGNMENT In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)
SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)
SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)
MT	6.02 DEATH BENEFIT

The death benefit will be the return of the Annuity Account Value as of the date the Request for payment is received less Premium Tax. When this Contract becomes a claim, settlement will be made within 60 days of receipt of due proof of death. If settlement is made after the first 30 days, the settlement shall include interest earned from the 30th day until the date of settlement. Interest will be paid at a rate no less than required by Montana law.

8.07 CONFORMITY WITH MONTANA STATUTES

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which the insured resides on or after the effective date of this Contract.
ND	Front Cover If the Contract is issued as a replacement of existing life insurance or annuity coverage, the right to cancel period is extended to 30 days from the date of

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER
receiving it.

RIGHT TO CANCEL

There is a 20 day right to cancel. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Annuity Account Value plus any charges and fees.

6.02 DEATH BENEFIT

The death benefit will be the return of the Annuity Account Value as of the date the Request for payment is received less Premium Tax. Payments will include reasonable interest accrued from the date of death and will be made no later than 2 months after receipt of notice.
The following chart discloses all material state variations to the Contract Endorsements:
STATE	Non-Grantor Trust Endorsement	Pre-Selected Beneficiary Payout Options Endorsement
CA	TERMINATION

This Endorsement will terminate:
1. upon termination of the Contract,
2. the date the Contract is annuitized,
3. the date death benefits are paid,
4. the date the Contract is surrendered,
5. for Qualified Annuity Contracts, the date there is any change of ownership under the Contract from a Non-Grantor Trust to a natural person, or
6. for Non-Qualified Annuity Contracts, upon Request by the Owner after a change of ownership under the Contract from a Non-Grantor Trust to a natural person.	TERMINATION

This Pre-Selected Beneficiary Payout Option Endorsement will terminate:
1. on termination or surrender of the Contract;
2. upon a Joint Covered Person taking sole Ownership of the Contract;
3. for Qualified Annuity Contracts, upon transfer of Ownership or assignment of the Contract;
4. for Non-Qualified Annuity Contracts, upon Request by the Owner after a change of ownership or assignment of the Contract.
5. on the Annuity Commencement Date; or
6. on cancellation or revocation of any Pre-Selected Beneficiary Payout Options elected by the Owner prior to death.

Appendix C - Historical Guaranteed Annual Withdrawal Percentages And Credits
Below are the historical Guaranteed Annual Withdrawal percentages (GAW%), Joint GAW%, Distribution Credit, and Accumulation Credit applicable to the GLWB Riders described in the Prospectus for the Contract. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract. A complete description of the GLWB Riders can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Riders.”
CONTRACT APPLICATIONS SIGNED BETWEEN JUNE 4, 2018, AND APRIL 30, 2019:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed between June 4, 2018, and April 30, 2019.
Great-West Secure Income Foundation GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%).
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.10%	4.60%
70 – 74	5.50%	5.00%
75 – 79	5.50%	5.00%
80+	6.50%	6.00%
Great-West Secure Income Max GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Distribution Credit increases the GAW% for Contributions aged at least 5 years.
Age When GAWs Begin	Single GAW%	Joint GAW%	Distribution Credit
59.5 – 64	4.00%	3.50%	1%
65 – 69	5.50%	5.00%	1%
70 – 74	6.00%	5.50%	1%
75 – 79	6.00%	5.50%	1%
80+	6.50%	6.00%	1%
Great-West Secure Income Plus GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Accumulation Credit of 5% is used to determine the guaranteed minimum amount the Benefit Base will increase for each Contract Year up to a maximum of 10 Contract Years.
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.00%	4.50%
70 – 74	5.00%	4.50%
C-1

Age When GAWs Begin	Single GAW%	Joint GAW%
75 – 79	5.00%	4.50%
80+	6.00%	5.50%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2018, AND JUNE 3, 2018:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed between May 1, 2018, and June 3, 2018.
Great-West Secure Income Foundation GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%).
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.10%	4.60%
70 – 74	5.50%	5.00%
75 – 79	5.50%	5.00%
80+	6.50%	6.00%
Great-West Secure Income Max GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Distribution Credit increases the GAW% for Contributions aged at least 5 years.
Age When GAWs Begin	Single GAW%	Joint GAW%	Distribution Credit
59.5 – 64	4.00%	3.50%	1%
65 – 69	5.40%	4.90%	1%
70 – 74	5.80%	5.30%	1%
75 – 79	5.80%	5.30%	1%
80+	6.50%	6.00%	1%
Great-West Secure Income Plus GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Accumulation Credit of 5% is used to determine the guaranteed minimum amount the Benefit Base will increase for each Contract Year up to a maximum of 10 Contract Years.
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.00%	4.50%
70 – 74	5.00%	4.50%
75 – 79	5.00%	4.50%
C-2

Age When GAWs Begin	Single GAW%	Joint GAW%
80+	6.00%	5.50%
CONTRACT APPLICATIONS SIGNED BETWEEN DECEMBER 4, 2017, AND APRIL 30, 2018:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed between December 4, 2017, and April 30, 2018.
Great-West Secure Income Foundation GLWB Rider:
The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	6.00%
Great-West Secure Income Max GLWB Rider:
The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.40%	5.80%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.90%	5.30%	6.00%
Great-West Secure Income Plus GLWB Rider:
The Accumulation Credit used to determine the guaranteed minimum amount for the Great-West Secure Income Plus GLWB Rider is 5%. The GAW% for a single Covered Person is based on the following table:
Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
59.5- 64	65- 69	70- 79	80+
C-3

% of Benefit Base	4.00%	5.00%	5.00%	6.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	4.50%	5.50%
CONTRACT APPLICATIONS SIGNED PRIOR TO DECEMBER 4, 2017:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed prior to December 4, 2017.
Great-West Secure Income Foundation GLWB Rider:
The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%
Great-West Secure Income Max GLWB Rider:
The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%
C-4

The Great-West Secure Income Max GLWB Rider increases each GAW% by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.
Great-West Secure Income Plus GLWB Rider:
The Accumulation Credit used to determine the guaranteed minimum amount for the Great-West Secure Income Plus GLWB Rider is 5%. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.00%	6.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	4.50%	5.50%
C-5

VARIABLE ANNUITY-2 SERIES ACCOUNT
GREAT-WEST SMART TRACK® ADVISOR VARIABLE ANNUITY
Individual Flexible Premium Deferred
Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (800) 537-2033
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2019, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at (877) 723-8723.
The date of this Statement of Additional Information is
May 1, 2019
i

ii

GENERAL INFORMATION
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
AND VARIABLE ANNUITY-2 SERIES ACCOUNT
Great-West Life & Annuity Insurance Company (“Great-West”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. Great-West is a wholly-owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The assets allocated to the Variable Annuity-2 Series Account (the “Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.
On January 24, 2019, Great-West announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract. Subject to the provision of certain services by Great-West or its affiliates for a transitional period following the closing, Protective will agree to provide administration for the Contract in accordance with their terms and conditions. The transaction is expected to close in the first half of 2019, subject to regulatory approvals and customary closing conditions.
CALCULATION OF ANNUITY PAYMENTS
Variable Annuity Payout Options
Great-West converts the Accumulation Units for each Investment Strategy Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Strategy Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Strategy Sub-Account remains fixed during the Annuity Payment Period.
The first payment under a variable annuity payout option will be based on the value of each Investment Strategy Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Strategy Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Investment Strategy Sub-Account.
SERVICES
A.    Safekeeping of Series Account Assets
The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial
1

institution bond that includes fidelity coverage issued to Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of Great-West.
B.    Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The statutory financial statements of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
C.    Principal Underwriter
The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly-owned subsidiary of Great-West. GWFS is a Delaware corporation registered as a broker/dealer with the SEC, and a member of FINRA. Great-West does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued from birth to age 85.
D.    Administrative Services
Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West.
WITHHOLDING
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient’s election if the recipient fails to supply Great-West with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
FINANCIAL STATEMENTS
The statutory financial statements of Great-West should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.
2

AUDITED FINANCIAL REPORT

Great-West Life & Annuity Insurance Company (A wholly-owned subsidiary of GWL&A Financial Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2018 and 2017 and

Related Statutory Statements of Operations,

Changes in Capital and Surplus and Cash Flows for Each of the Three Years in the Period Ended December 31, 2018 and Report of Independent Registered Public Accounting Firm

2

Deloitte & Touche LLP 1601 Wewatta Street Suite 400 Denver, CO 80202-3942 USA Tel: 1 303 292 5400 Fax: 1 303 312 4000 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

Opinion on the Statutory Financial Statements

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company (the "Company") (a wholly-owned subsidiary of GWL&A Financial Inc.), as of December 31, 2018 and 2017, the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes (collectively referred to as the "statutory financial statements"). In our opinion, because of the effects of the matters discussed in the following paragraph, the statutory financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

As described in Note 1 to the statutory financial statements, the statutory financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance. The effects on the statutory financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, the statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance, as described in Note 1 to the statutory financial statements.

Basis for Opinion

These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's statutory financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing

3

an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the statutory financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1 to the statutory financial statements, the accompanying statutory financial statements have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company, as portions of certain expenses represent allocations made from affiliates.

Denver, Colorado

March 19, 2019

We have served as the Company’s auditor since 1981

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2018 and 2017

(In Thousands, Except Share Amounts)

	December 31,
	2018	2017

Admitted assets:

Cash and invested assets:

Bonds	$20,654,118	$19,944,862

Common stock	131,883	107,977

Mortgage loans (net of allowances of $746 and $746)	4,206,865	3,871,338

Real estate occupied by the company	37,555	36,302

Real estate held for the production of income	1,407	1,466

Contract loans	4,122,637	4,078,669

Cash, cash equivalents and short-term investments	229,003	242,084

Securities lending collateral assets	45,102	—

Other invested assets	606,787	566,187

Total cash and invested assets	30,035,357	28,848,885

Investment income due and accrued	284,303	279,822

Premiums deferred and uncollected	25,795	15,919

Reinsurance recoverable	8,090	7,090

Current federal income taxes recoverable	71,875	16,535

Deferred income taxes	150,497	149,315

Due from parent, subsidiaries and affiliates	50,107	67,355

Cash value of company owned life insurance	272,606	264,798

Other assets	231,965	163,388

Assets from separate accounts	24,654,916	28,197,122

Total admitted assets	$55,785,511	$58,010,229

See notes to statutory financial statements.	Continued

5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2018 and 2017

(In Thousands, Except Share Amounts)

	December 31,
	2018	2017

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$27,501,121	$26,587,834

Aggregate reserves for accident and health policies	276,762	272,539

Liability for deposit-type contracts	189,895	206,134

Life and accident and health policy and contract claims	123,705	120,537

Provision for policyholders’ dividends	31,184	38,872

Liability for premiums received in advance	13,926	12,768

Liability for contract deposit funds	150,981	174,296

Unearned investment income	622	4,483

Asset valuation reserve	204,393	203,546

Interest maintenance reserve	50,674	82,238

Due to parent, subsidiaries and affiliates	41,735	52,081

Commercial paper	98,859	99,886

Payable under securities lending agreements	45,102	—

Repurchase agreements	664,650	—

Other liabilities	410,076	828,393

Liabilities from separate accounts	24,654,907	28,197,113

Total liabilities	54,458,592	56,880,720

Commitments and contingencies (see Note 20)

Capital and surplus:

Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—

Common stock, $1 par value; 50,000,000 shares authorized; 7,320,176 shares issued and outstanding	7,320	7,320

Surplus notes	591,699	539,930

Gross paid in and contributed surplus	710,271	706,178

Unassigned funds	17,629	(123,919)

Total capital and surplus	1,326,919	1,129,509

Total liabilities, capital and surplus	$55,785,511	$58,010,229

See notes to statutory financial statements.	Concluded

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Operations

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016

Income:

Premium income and annuity consideration	$7,592,609	$5,270,518	$(397,783)

Net investment income	1,307,387	1,266,963	1,235,841

Amortization of interest maintenance reserve	24,863	22,045	23,253

Commission and expense allowances on reinsurance ceded	5,211	31,582	5,785

Fee income from separate accounts	160,573	160,280	151,744

Reserve adjustment on reinsurance ceded	(1,975,763)	(490,424)	5,627,638

Miscellaneous income	250,272	220,204	154,696

Total income	7,365,152	6,481,168	6,801,174

Expenses:

Death benefits	380,057	276,519	341,292

Annuity benefits	228,530	203,679	202,093

Disability benefits and benefits under accident and health policies	41,719	44,208	41,580

Surrender benefits	5,895,938	4,992,338	4,330,313

Increase in aggregate reserves for life and accident and health policies and contracts	917,510	915,763	1,139,669

Other benefits	10,528	12,032	11,991

Total benefits	7,474,282	6,444,539	6,066,938

Commissions	196,489	199,814	181,567

Other insurance expenses	488,250	522,610	544,488

Net transfers from separate accounts	(1,112,465)	(944,644)	(101,482)

Total benefit and expenses	7,046,556	6,222,319	6,691,511

Net gain from operations before dividends to policyholders, federal income taxes and realized capital gains (losses)	318,596	258,849	109,663

Dividends to policyholders	31,276	38,782	45,842

Net gain from operations after dividends to policyholders and before federal income taxes and net realized capital gains (losses)	287,320	220,067	63,821

Federal income tax (benefit) expense	(17,604)	50,584	(37,932)

Net gain from operations before net realized capital gains (losses)	304,924	169,483	101,753

Net realized capital gains (losses) less capital gains tax and transfers to interest maintenance reserve	10,576	535	(1,096)

Statutory net income	$315,500	$170,018	$100,657

See notes to statutory financial statements.

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016
Capital and surplus, beginning of year	$1,129,509	$1,053,333	$1,114,764

Statutory net income	315,500	170,018	100,657

Dividends to stockholder	(152,295)	(145,301)	(125,691)

Change in net unrealized capital (losses) gains, net of income taxes	(11,491)	(17,021)	(32,223)

Change in minimum pension liability, net of income taxes	3,824	2,459	(1,863)

Change in asset valuation reserve	(846)	(18,503)	6,171

Change in non-admitted assets	28,921	96,814	(47,306)

Change in net deferred income taxes	(40,732)	(110,528)	16,605

Change in liability for reinsurance in unauthorized companies	—	2	—

Capital paid-in	—	27	60

Surplus paid-in	4,093	86,480	22,359

Change in capital and surplus as a result of separate accounts	(208)	(211)	(150)

Change in unrealized foreign exchange capital (losses) gains	(1,125)	(88)	(78)

Change in surplus note	51,769	12,028	28

Net change in capital and surplus for the year	197,410	76,176	(61,431)

Capital and surplus, end of year	$1,326,919	$1,129,509	$1,053,333

See notes to statutory financial statements.

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016

Operating activities:

Premium income, net of reinsurance	$5,352,630	$5,208,527	$5,910,875

Investment income received, net of investment expenses paid	1,136,338	1,111,282	1,080,450

Other miscellaneous expense received (paid)	160,008	(77,825)	(23,874)

Benefit and loss related payments, net of reinsurance	(6,417,233)	(5,393,966)	(4,671,246)

Net transfers to separate accounts	1,097,423	909,388	99,783

Commissions, other expenses and taxes paid	(644,838)	(669,995)	(687,938)

Dividends paid to policyholders	(38,959)	(46,583)	(51,521)

Federal income taxes (paid) received, net	(38,241)	(15,138)	15,711

Net cash provided by operating activities	607,128	1,025,690	1,672,240

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	3,351,579	5,719,282	7,202,702

Stocks	3,704	14,597	1,539

Mortgage loans	357,545	399,982	365,790

Real estate	—	—	1,457

Other invested assets	25,233	14,614	9,883

Net gains on cash, cash equivalents and short-term investments	—	(1)	13

Miscellaneous proceeds	22,212	—	40,414

Cost of investments acquired:

Bonds	(3,398,701)	(6,023,940)	(8,434,227)

Stocks	(38,742)	(99)	(19)

Mortgage loans	(697,245)	(844,304)	(688,991)

Real estate	(4,319)	(2,980)	(2,006)

Other invested assets	(36,870)	(31,194)	(3,985)

Miscellaneous applications	(39,654)	(67,286)	(4,708)

Net change in contract loans and premium notes	(1,355)	(12,161)	6,809

Net cash used in investing activities	(456,613)	(833,490)	(1,505,329)

Financing and miscellaneous activities:

Surplus notes	51,410	12,000	—

Capital and paid in surplus	3,325	84,944	20,306

Deposit-type contract withdrawals, net of deposits	(18,908)	(21,673)	(22,342)

Dividends to stockholder	(152,295)	(145,301)	(125,691)

Funds (repaid) borrowed, net	(1,027)	2,348	4,167

Change in due to/from parent, subsidiaries and affiliates	6,013	1,485	5,987

Employee taxes paid for withheld shares	(78)	(818)	(517)

Other	(51,605)	(70,011)	(38,528)

Net cash used in financing and miscellaneous activities	(163,165)	(137,026)	(156,618)

Net (decrease) increase in cash, cash equivalents and short-term investments and restricted cash	(12,650)	55,174	10,293

Cash, cash equivalents and short-term investments and restricted cash:

Beginning of year	242,084	186,910	176,617

End of year	$229,434	$242,084	$186,910

The cash, cash equivalents and short-term investments and restricted cash balance at December 31, 2018 includes $431 of restricted cash which is non-admitted and not included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

See notes to statutory financial statements.	Continued

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016

Non-cash investing and financing transactions during the year:

Share-based compensation expense	$768	$1,563	$(2,113)

Assets received from limited partnership investment distributions	—	—	(10)

Fair value of assets acquired in settlement of bonds	28,815	9,659	—

See notes to statutory financial statements.	Concluded

10

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company (the “Company” or “GWL&A”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance (“Division”).

The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in all states in the United States, except New York, and in the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also a licensed reinsurer in New York.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Division. The Division requires that insurance companies domiciled in the State of Colorado prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of Colorado Insurance Commissioner.

The only prescribed deviation that impacts the Company allows the Company to account for certain separate account products at book value instead of fair value. The Division has not permitted the Company to adopt any accounting practices that have an impact on the Company’s statutory financial statements as compared to NAIC SAP or the Division’s prescribed accounting practices. There is no impact to either capital and surplus or net income as a result of the prescribed accounting practice.

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

•

Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with initial remaining maturities of one year or less.

•

As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•

As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and derivative investments attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

11

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

•

As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•

Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Assets to be repurchased are the same, or substantially the same, as the assets transferred, and are accounted for as secured borrowings. Under GAAP, these transactions are recorded as forward settling to be announced (“TBA”) securities that are accounted for as derivative instruments, but hedge accounting is not elected as the Company does not regularly accept delivery of such securities when issued.

•

Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•

Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting

12

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•

Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•

The excess of the cost of acquiring an entity over the Company’s share of the book value of the acquired entity is recorded as goodwill which is admissible subject to limitations and is amortized over the period in which the Company benefits economically, not to exceed ten years. Under GAAP, the excess of the cost of acquiring an entity over the acquisition-date fair value of identifiable assets acquired and liabilities assumed is allocated between goodwill, indefinite-lived intangible assets and definite-lived intangible assets. Goodwill and indefinite-lived intangible assets are not amortized and definite-lived intangible assets are amortized over their estimated useful lives under GAAP.

•

Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•

As prescribed by the NAIC, ceded reserves are limited to the amount of direct reserves. Ceded aggregate reserves and policy and contract claim liabilities are netted against aggregate reserves for life policies and contracts for statutory accounting purposes. Under GAAP, these items are reported as reinsurance recoverable.

•	Surplus notes are reflected as a component of capital and surplus, whereas under GAAP they are reflected as a liability.

•

The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•

Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•

Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•

Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•

The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

13

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions are amortized to the call or maturity value/date which produces the lowest asset value.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR, including those from foreign currency translations, are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•

Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, allowances for credit losses, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

14

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

•

Real estate properties held for the production of income are valued at depreciated cost less encumbrances. Properties held for sale are carried at the lower of depreciated cost or fair value less encumbrances and estimated costs to sell the property. Real estate is depreciated on a straight-line basis over the estimated life of the building or term of the lease for tenant improvements.

•

Real estate properties occupied by the Company are carried at depreciated cost unless the carrying amount of the asset is deemed to be unrecoverable. The Company includes in both net investment income and other operating expenses an amount for rent relating to real estate properties occupied by the Company. Rent is derived from consideration of the repairs, expenses, taxes, interest and depreciation incurred. The reasonableness of the amount of rent recorded is verified by comparison to rent received from other like properties in the same area.

•

Limited partnership interests are included in other invested assets and are accounted for using either net asset value per share (“NAV”) as a practical expedient to fair value or the equity method of accounting with changes in these values recognized in unassigned surplus in the period of change. The Company uses NAV as a practical expedient on partnership interests in investment companies where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations.

•

Common stocks, other than stocks of subsidiaries, are recorded at fair value based on the most recent closing price of the common stock as quoted on its exchange. Related party mutual funds, which are carried at fair value, are also included in common stocks. The net unrealized gain or loss on common stocks is reported as a component of surplus.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market securities that are traded in an active market, and are carried at fair value.

•

The Company enters into reverse repurchase agreements with third party broker-dealers for the purpose of enhancing the total return on its investment portfolio. The repurchase trading strategy involves the purchase of securities, with a simultaneous agreement to resell similar securities at a future date at an agreed-upon price. Securities purchased under these agreements are accounted for as secured borrowings, and are reported at amortized cost in cash, cash equivalents and short-term investments. Under these tri-party repurchase agreements, the designated custodian takes possession of the underlying collateral on the Company’s behalf, which is required to be cash or government securities. The fair value of the securities is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The collateral cannot be sold or re-pledged and has not been recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Assets to be repurchased are the same, or substantially the same, as the assets transferred, and are accounted for as secured borrowings. Proceeds of the sale are reinvested in other securities and may

15

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included as a liability in repurchase agreements.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•

The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

16

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold, but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs which are utilized for separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For bond and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

○	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

○

Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

○	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.

The fair value of certain investments in the separate accounts and limited partnerships are estimated using net asset value per share as a practical expedient, and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

17

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred. There were no transfers during the year.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

18

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Contracts that do not in their entirety meet the definition of a derivative instrument, may contain “embedded” derivative instruments implicit or explicit terms that affect some or all of the cash flows or the value of other exchanges required by the contract in a manner similar to a derivative instrument. An embedded derivative instrument shall not be separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

Goodwill, resulting from acquisitions of subsidiaries that are reported in common stock and other invested assets, is amortized to unrealized capital gains/(losses) over the period in which the Company benefits economically, not to exceed ten years. Goodwill resulting from assumption reinsurance is reported in goodwill and is amortized to other insurance expenses over the period in which the Company benefits economically, not to exceed ten years. Admissible goodwill is limited in the aggregate to 10% of the Company’s adjusted capital and surplus. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as impairment and recorded as a realized loss in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2018 and 2017.

Cash value of company owned life insurance

The Company is the owner and beneficiary of life insurance policies which are included in Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus at their cash surrender values. At December 31, 2018, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 8% equity and 92% fixed income.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus. Real estate due and accrued income is excluded from net investment income if its collection is uncertain.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR. Realized capital gains and losses also result from the termination of derivative contracts prior to expiration and may be subject to IMR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

Policy reserves ceded to other insurance companies are recorded as a reduction of the reserve liabilities.    The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

2. Accounting Changes

Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company will defer implementation for life and fixed annuity contracts until January 1, 2020 and is currently evaluating impact of adoption of PBR on its statutory financial statements.

In 2018, the Statutory Accounting Principles Working Group adopted, as final, a new SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, and a corresponding Issue Paper No. 159, Special Accounting for Limited Derivatives. The new

20

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

SSAP, which prescribes guidance for derivatives that hedge interest rate risk of variable annuity guarantees, was adopted with an effective date of January 1, 2020, with early adoption permitted as of January 1, 2019. The Company is currently evaluating impact of adoption of this elective guidance on its statutory financial statements.

3. Related Party Transactions

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, sales and service support and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from insurance and non-insurance related parties for services provided and/or received pursuant to the service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial
Description	Related party	2018	2017	2016	statement line

Provides corporate support service	Insurance affiliates: Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”)(1), Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”)(1),The Canada Life Assurance Company (“CLAC”)(2) and Great-West Life Assurance Company (“Great-West Life”)(2)	$(15,522)	$(14,610)	$(14,895)	Other insurance benefits and expenses
	Non-insurance affiliates: FASCore, LLC (“FASCore”)(1), Advised Assets Group, LLC (“AAG”)(1), Great-West Capital Management, LLC (“GWCM”)(1), Great-West Trust Company, LLC (“GWTC”)(1), GWFS Equities, Inc. (“GWFS”)(1), Great-West Financial Retirement Plan Services (“Great-West RPS”)(1), Emjay, Inc.(1), MAM Holding Inc.(2) and Putnam(3)	(142,424)	(113,504)	(102,698)
	Total	(157,946)	(128,114)	(117,593)

Receives corporate support services	Insurance affiliates: CLAC(1) and Great-West Life(1)	1,711	1,966	1,999	Other insurance
	Non-insurance affiliates: Putnam(2) and Great West Global(2)	3,381	3,128	5,922	benefits and expenses

	Total	5,092	5,094	7,921

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds	Non-insurance affiliate: GWFS(1)	198,976	202,880	203,288	Other income

Provides record-keeping services	Non-insurance affiliates: GWTC(1)	38,200	30,517	21,110	Other income

	Non-insurance related party: Great-West Funds(4)	65,281	65,743	57,867

	Total	103,481	96,260	78,977
Receives record-keeping services	Insurance affiliate: GWL&A NY(1)	(2,551)	(2,423)	(2,096)	Other income
	Non-insurance affiliates: FASCore(1)and GWTC(1)	(342,803)	(316,923)	(291,945)
	Total	(345,354)	(319,346)	(294,041)

Receives custodial services	Non-insurance affiliate: GWTC(1)	(12,410)	(11,854)	(11,125)	Other income

Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Non-insurance affiliate: Putnam(3)	9,140	9,611	12,261	Other income

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

21

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

(4) An open-end management investment company, a related party of GWL&A

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2018, 2017 and 2016, these purchases totaled $169,857, $292,774 and $183,365 respectively. As the general account investment contracts are also included in the separate account balances in the accompanying statutory statements of admitted assets, liabilities, capital and surplus, the Company has included the separate account assets and liabilities of $284,278 and $335,311 at December 31, 2018 and 2017, respectively, which is also included in the assets and liabilities of the general account at those dates.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2018	2017
GWFS(1)	On account	On demand	$34,394	$37,770

CLAC(2)	On account	On demand	—	20,063

GWTC(1)	On account	On demand	5,489	4,008

GWCM(1)	On account	On demand	1,367	2,179

AAG(1)	On account	On demand	3,088	994

GWSC(1)	On account	On demand	1,418	878

Putnam(3)	On account	On demand	4,027	—

Great-West RPS(1)	On account	On demand	324	595

Other related party receivables	On account	On demand	—	868

Total			$50,107	$67,355

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2018	2017
FASCore(1)	On account	On demand	$35,385	$46,371

Putnam(3)	On account	On demand	770	3,432

CLAC(2)	On account	On demand	4,032	—

Other related party payables	On account	On demand	1,548	2,278

Total			$41,735	$52,081

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

Included in current federal income taxes recoverable at December 31, 2018 and 2017 is $72,188 and $17,456, respectively, of income tax receivable from Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

The Company (paid) received cash payments of $(42,577) and $171 from its subsidiary, GWSC, in 2018 and 2017, respectively, for the utilization of GWSC’s operating loss carryforward amounts under the terms of its tax sharing agreement. Additionally, during the years ended December 31, 2018, 2017 and 2016, the Company received interest income of $2,527, $3,044 and $2,733, respectively, from GWSC relating to the tax sharing agreement.

During the year ended December 31, 2018, the Company received dividends and return of capital of $106,000 and $680, respectively, from its subsidiaries, the largest being $42,000 from AAG. During the year ended December 31, 2017, the Company received dividends and return of capital of $82,500 and $1,150, respectively, from its subsidiaries, the largest being $35,000 from FASCore.

22

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

During the years ended December 31, 2018 and 2017, the Company paid cash dividends to GWL&A Financial in the amounts of $152,295 and $145,301, respectively.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide GWL&A NY financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2018
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government	$6,306	$926	$22	$7,210

U.S. states, territories and possessions	1,025,470	91,508	672	1,116,306

Political subdivisions of states and territories	842,211	63,945	2,034	904,122

Special revenue and special assessments	687	4	—	691

Industrial and miscellaneous	12,849,382	237,900	321,254	12,766,028

Parent, subsidiaries and affiliates	15,102	—	—	15,102

Hybrid securities	234,411	77	31,209	203,279

Loan-backed and structured securities	5,680,549	91,517	96,761	5,675,305

Total bonds	$20,654,118	$485,877	$451,952	$20,688,043

	December 31, 2017
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government	$11,547	$1,603	$12	$13,138

U.S. states, territories and possessions	1,054,936	130,027	123	1,184,840

Political subdivisions of states and territories	949,988	89,898	1,486	1,038,400

Special revenue and special assessments	1,993	62	—	2,055

Industrial and miscellaneous	12,536,852	537,262	60,617	13,013,497

Parent, subsidiaries and affiliates	19,912	—	—	19,912

Hybrid securities	236,060	6,354	8,213	234,201

Loan-backed and structured securities	5,133,574	168,214	30,288	5,271,500

Total bonds	$19,944,862	$933,420	$100,739	$20,777,543

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2018
	Book/adjusted carrying value	Fair value
Due in one year or less	$767,254	$777,131

Due after one year through five years	3,834,629	3,863,897

Due after five years through ten years	6,883,504	6,803,249

Due after ten years	3,527,628	3,607,680

Loan-backed and structured securities	5,670,623	5,665,599

Total bonds	$20,683,638	$20,717,556

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

23

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table summarizes information regarding the sales of securities:

	Years ended December 31,
	2018	2017 2016
Proceeds from sales	$12,788,008	$17,492,392	$23,931,241

Gross realized gains from sales	32,672	34,506	80,975

Gross realized losses from sales	30,960	56,354	34,646

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2018
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

U.S. government	$116	$4	$818	$19	$934	$23

U.S. states, territories and possessions	42,429	360	11,365	312	53,794	672

Political subdivisions of states and territories	103,774	1,115	28,604	919	132,378	2,034

Industrial and miscellaneous	6,334,837	235,993	2,763,614	201,312	9,098,451	437,305

Hybrid securities	104,167	13,710	88,517	17,498	192,684	31,208

Loan-backed and structured securities	2,462,938	46,794	1,568,844	53,417	4,031,782	100,211

Total bonds	$9,048,261	$297,976	$4,461,762	$273,477	$13,510,023	$571,453

Total number of securities in an unrealized loss position		815		475		1,290

	December 31, 2017
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

U.S. government	$860	$12	$—	$—	$860	$12

U.S. states, territories and possessions	11,794	125	—	—	11,794	125

Political subdivisions of states and territories	13,114	56	43,949	1,430	57,063	1,486

Industrial and miscellaneous	1,911,630	17,016	1,708,202	74,659	3,619,832	91,675

Hybrid securities	—	—	106,351	8,214	106,351	8,214

Loan-backed and structured securities	1,530,747	12,379	694,016	19,586	2,224,763	31,965

Total bonds	$3,468,145	$29,588	$2,552,518	$103,889	$6,020,663	$133,477

Total number of securities in an unrealized loss position		328		257		585

Bonds - Total unrealized losses and OTTI increased by $437,983, or 328%, from December 31, 2017 to December 31, 2018. The increase in unrealized losses was across all asset classes and reflects higher interest rates at December 31, 2018 compared to December 31, 2017, resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months increased by $169,588 from December 31, 2017 to December 31, 2018. Industrial and miscellaneous account for 74%, or $201,312, of the unrealized losses and OTTI greater than twelve months at December 31, 2018. The majority of these bonds continue to be designated as investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

24

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Loan-backed and structured securities account for 20%, or $53,417, of the unrealized losses and OTTI greater than twelve months at December 31, 2018. Of the $53,417 of unrealized losses and OTTI over twelve months on loan-backed and structured securities, 99% or $52,708 are on securities which continue to be designated as investment grade. The present value of cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 19% and 18% of total invested assets at December 31, 2018 and 2017, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $36,177 and $106,038 as of December 31, 2018 and 2017, respectively. The Company had pledged collateral related to these derivatives of $0 and $42,750 as of December 31, 2018 and 2017, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2018 the fair value of assets that could be required to settle the derivatives in a net liability position was $36,177.

At December 31, 2018 and 2017, the Company had pledged $30,220 and $42,750, respectively, of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $71,280 and $14,332 of unrestricted cash collateral to the Company to satisfy collateral netting arrangements, respectively.

At December 31, 2018 and 2017, the Company had pledged U.S. Treasury bills in the amount of $8,197 and $3,215, respectively, with a broker as collateral for futures contracts.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities and debt obligations from a floating rate to a fixed rate.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is either not elected or the transactions are not eligible for hedge accounting. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of bonds and forecasted liability pricing.

25

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, some are not eligible for hedge accounting. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in GLWB liabilities; however, they are not eligible for hedge accounting.

The following tables summarize derivative financial instruments:

	December 31, 2018
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$6,248

Cross-currency swaps	886,018	55,808	39,109

Total derivatives designated as hedges	908,318	55,808	45,357

Derivatives not designated as hedges:

Interest rate swaps	636,500	(13,645)	(12,775)

Futures on equity indices	137,829	5,920	(786)

Interest rate futures	53,000	2,276	37

Interest rate swaptions	194,330	173	173

Cross-currency swaps	573,703	26,208	24,945

Total derivatives not designated as hedges	1,595,362	20,932	11,594

Total cash flow hedges, and derivatives not designated as hedges	$2,503,680	$76,740	$56,951

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

26

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2017
	Notional amount	Net book/adjusted carrying value	Fair value

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$388,800	$—	$28,725

Cross-currency swaps	800,060	4,710	(31,358)

Total cash flow hedges	1,188,860	4,710	(2,633)

Derivatives not designated as hedges:

Interest rate swaps	519,100	(3,911)	(3,911)

Futures on equity indices	22,074	857	77

Interest rate futures	60,700	2,358	(5)

Interest rate swaptions	164,522	75	75

Cross-currency swaps	612,733	(21,279)	(21,279)

Total derivatives not designated as hedges	1,379,129	(21,900)	(25,043)

Total cash flow hedges and derivatives not designated as hedges	$2,567,989	$(17,190)	$(27,676)

The following table presents net unrealized gains/(losses) on derivatives not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus:

	Net unrealized gain (loss) on derivatives recognized in surplus
	Year Ended December 31,
	2018	2017	2016

Derivatives not designated as hedging instruments:

Interest rate swaps	$(8,039)	$130	$(4,901)

Interest rate swaptions	198	(54)	196

Futures on equity indices	297	(363)	531

Interest rate futures	159	48	(37)

Cross-currency swaps	32,525	(39,021)	44,541

Total	$25,140	$(39,260)	$40,330

Securities Lending

Securities classified as industrial and miscellaneous with a cost or amortized cost of $47,218 and estimated fair values of $43,425 were on loan under the program at December 31, 2018. There were no securities on loan at December 31, 2017. The Company received cash of $45,102 as collateral at December 31, 2018.

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The cash collateral received of $45,102 was reinvested into short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

27

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Dollar Repurchase Agreements

Dollar repurchase agreements with a book/adjusted carrying value of $688,765 at December 31, 2018, was included with bonds in the Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus. At December 31, 2018, the obligation of $664,650 to repurchase the agreements at a later date was recorded in repurchase agreements liabilities. The following table summarizes the securities underlying the dollar repurchase agreements at December 31, 2018:

	December 31, 2018
Issuer	Book/adjusted carrying value	Fair value	Maturity

FHLMC	$66,283	$64,754	1/1/2034

FHLMC	482,628	471,162	1/1/2049

FNMA	35,506	34,925	1/1/2034

FNMA	104,348	101,971	1/1/2049

Total	$688,765	$672,812

There were no dollar repurchase agreements open at December 31, 2017.

The cash collateral of $664,791 related to the dollar repurchase agreement program at December 31, 2018 was primarily reinvested into investment grade corporate securities with a book/adjusted carrying value of $664,791 and fair value of $657,553, with maturities greater than 3 years.

Reverse Repurchase Agreements

The Company had short-term reverse repurchase agreements with book/adjusted carrying values of $11,200 and $23,200 at December 31, 2018 and December 31, 2017, respectively, with maturities of 2 days to 1 week. The fair value of securities acquired under the tri-party agreement and held on the Company’s behalf was $11,424 and $23,664 at December 31, 2018 and December 31, 2017, respectively.

28

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Restricted Assets

The following tables summarize collateral pledged by the Company and investments on deposit or in trust accounts controlled by various state insurance departments in accordance with statutory requirements:

	December 31, 2018
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$45,102	$—	$—	$—	$45,102	$—	$45,102	$—	$45,102	0.08%	0.08%

Subject to repurchase agreements	—	—	—	—	—	—	—	—	—	0.00%	0.00%

Subject to reverse repurchase agreements	11,200	—	—	—	11,200	23,200	(12,000)	—	11,200	0.02%	0.02%
Subject to dollar repurchase agreements	688,765	—	—	—	688,765	—	688,765	—	688,765	1.23%	1.23%

On deposit with states	4,443	—	—	—	4,443	4,351	92	—	4,443	0.01%	0.01%

On deposit with other regulatory bodies	603	—	—	—	603	627	(24)	—	603	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	8,197	—	—	—	8,197	3,388	4,809	—	8,197	0.02%	0.02%

Other collateral	5,320	—	—	—	5,320	—	5,320	—	5,320	0.01%	0.01%

Derivative cash collateral	30,220	—	—	—	30,220	42,751	(12,531)	—	30,220	0.05%	0.05%

Other restricted assets	1,259	—	—	—	1,259	228	1,031	—	1,259	0.00%	0.00%

Total Restricted Assets	$795,109	$—	$—	$—	$795,109	$74,545	$720,564	$—	$795,109	1.42%	1.43%

	December 31, 2017
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:
Subject to reverse repurchase agreements	$23,200	$—	$—	$—	$23,200	$—	$23,200	$—	$23,200	0.000%	0.000%

On deposit with states	4,351	—	—	—	4,351	4,350	1	—	4,351	0.000%	0.000%

On deposit with other regulatory bodies	627	—	—	—	627	513	114	—	627	0.000%	0.000%

Other restricted assets	228	—	—	—	228	581	(353)	—	228	0.000%	0.000%

Pledged as collateral not captured in other categories:

Futures margin deposits	3,215	—	173	—	3,388	3,570	(182)	—	3,388	0.000%	0.000%

Derivative cash collateral	42,750	—	1	—	42,751	—	42,751	—	42,751	0.000%	0.000%

Total Restricted Assets	$74,371	$—	$174	$—	$74,545	$9,014	$65,531	$—	$74,545	0.000%	0.000%

29

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Net Investment Income

The following table summarizes net investment income:

	Years Ended December 31,
	2018	2017 2016

Bonds	$822,645	$817,282	$787,272

Common stock	221	425	633

Mortgage loans	169,415	164,055	151,505

Real estate	26,557	25,979	25,401

Contract loans	199,507	198,672	198,846

Cash, cash equivalents and short-term investments	4,749	6,556	7,030

Derivative instruments	16,308	16,216	10,029

Other invested assets	125,821	100,134	116,701

Miscellaneous	1,896	4,552	1,761

Gross investment income	1,367,119	1,333,871	1,299,178

Expenses	(59,732)	(66,908)	(63,337)

Net investment income	$1,307,387	$1,266,963	$1,235,841

The amount of interest incurred and charged to investment expense during the years ended December 31, 2018, 2017 and 2016 was $22,070, $29,278 and $31,042, respectively.

The following table summarizes net realized capital gains (losses) on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2018	2017	2016

Net realized capital gains (losses), before federal income tax	$4,905	$(19,270)	$46,048

Less: Federal income tax	1,030	(6,745)	16,117

Net realized capital gains (losses), before IMR transfer	3,875	(12,525)	29,931
Net realized capital gains (losses) transferred to IMR, net of federal income tax of ($1,781), ($7,032) and $16,707, respectively	(6,701)	(13,060)	31,027

Net realized capital gains (losses), net of federal income tax expense (benefit) of $2,811, $287 and ($590), respectively, and IMR transfer	$10,576	$535	$(1,096)

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2018	2017

Industrial and miscellaneous	56%	56%

	Concentration by industry
	December 31,
	2018	2017

Financial services	14%	13%

Utilities	8%	10%

30

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Mortgage Loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $4,207,611 and $3,872,084 as of December 31, 2018 and 2017, respectively. These mortgages were current as of December 31, 2018 and 2017.

The maximum lending rates for commercial mortgage loans originated during the years ended December 31, 2018 and 2017 were 4.61% and 4.23%, respectively. The minimum lending rates for commercial mortgage loans originated during the years ended December 31, 2018 and 2017 were 3.51% and 3.17%, respectively.

During 2018 and 2017, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 69% and 69%, respectively.

The following table summarizes activity in the commercial mortgage provision allowance for the years ended December 31, 2018 and 2017:

	Year ended December 31,

	2018	2017

Beginning balance	$745	$2,713

Additions charged to operations	—	157

Direct write-downs charged against the allowances	—	(600)

Recoveries of amounts previously charged off	—	(1,525)

Ending balance	$745	$745

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type

	December 31,

	2018	2017

Multi-family	37%	39%

Industrial	29%	25%

Office	17%	17%

Retail	10%	11%

Other	7%	8%

	100%	100%

	Concentration by geographic area

	December 31,

	2018	2017

Pacific	35%	36%

East North Central	18%	16%

South Atlantic	14%	13%

Middle Atlantic	10%	11%

Mountain	9%	10%

Other	8%	8%

West South Central	6%	6%

	100%	100%

31

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Troubled Debt Restructuring

After being impaired in 2016, a security classified as industrial and miscellaneous was subject to a troubled debt restructuring in August 2017, under which the original security with a recorded investment, after impairments, of $11,710 was extinguished in exchange for new assets. Cash, equities, receivable and debt in the amounts of $1,887, $6,591, $164 and $3,068, respectively, were acquired in full satisfaction of the original debt. The new debt has extended the maturity date from December 30, 2017 to August 1, 2022 and the interest rate increased from 7% to 8%. Upon consummation of the troubled debt restructuring, a total realized capital loss of $7,789 was recorded in the “Net realized capital gains (losses) less capital gains tax and transfers to interest maintenance reserve” line on the Statutory Statements of Operations. There were no payment defaults recognized on previously restructured investments.

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2018
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$20,688,043	$20,654,118	$—	$20,666,851	$21,192	$—	$20,688,043

Common stock	35,635	35,635	35,635	—	—	—	35,635

Mortgage loans	4,176,880	4,206,865	—	4,176,880	—	—	4,176,880

Real estate	137,700	38,962	—	—	137,700	—	137,700

Cash, cash equivalents and short-term investments	228,997	229,003	188,283	40,714	—	—	228,997

Contract loans	4,122,637	4,122,637	—	4,122,637	—	—	4,122,637

Other long-term invested assets	392,232	338,837	—	319,299	31	72,902	392,232

Securities lending collateral assets	45,102	45,102	—	45,102	—	—	45,102

Collateral under derivative counterparty collateral agreements	101,561	101,561	101,561	—	—	—	101,561

Other collateral	9,315	9,315	9,315	—	—	—	9,315

Receivable for securities	9,654	9,654	—	9,654	—	—	9,654

Derivative instruments	114,612	115,922	66	114,546	—	—	114,612

Separate account assets	24,639,265	24,654,916	13,236,266	10,975,973	—	427,026	24,639,265

Total assets	$54,701,633	$54,562,527	$13,571,126	$40,471,656	$158,923	$499,928	$54,701,633

Liabilities:

Deposit-type contracts	$196,778	$189,895	$—	$196,778	$—	$—	$196,778

Commercial paper	98,859	98,859	—	98,859	—	—	98,859

Payable under securities lending agreements	45,102	45,102	—	45,102	—	—	45,102

Collateral under derivative counterparty collateral agreements	71,280	71,280	71,280	—	—	—	71,280

Other collateral	3,995	3,995	3,995	—	—	—	3,995

Payable for securities	11,096	11,096	—	11,096	—	—	11,096

Derivative instruments	57,660	47,378	814	56,846	—	—	57,660

Dollar repurchase agreements	664,650	664,650	—	664,650	—	—	664,650

Separate account liabilities	251,806	251,806	44	251,762	—	—	251,806

Total liabilities	$1,401,226	$1,384,061	$76,133	$1,325,093	$—	$—	$1,401,226

32

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2017
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Total (All Levels)

Bonds	$20,777,543	$19,944,862	$—	$20,750,605	$26,938	$20,777,543

Mortgage loans	3,858,883	3,871,338	—	3,858,883	—	3,858,883

Real estate	137,526	37,768	—	—	137,526	137,526

Cash, cash equivalents and short-term investments	242,084	242,084	198,869	43,215	—	242,084

Contract loans	4,078,669	4,078,669	—	4,078,669	—	4,078,669

Other long-term invested assets	412,019	325,181	—	363,198	48,821	412,019

Collateral under derivative counterparty collateral agreements	57,420	57,420	57,420	—	—	57,420

Receivable for securities	23,760	23,135	—	23,760	—	23,760

Derivative instruments	78,431	68,439	98	78,333	—	78,431

Separate account assets	28,222,102	28,197,126	16,058,519	12,163,583	—	28,222,102

Total assets	$57,888,437	$56,846,022	$16,314,906	$41,360,246	$213,285	$57,888,437

Liabilities:

Deposit-type contracts	$219,909	$206,134	$—	$219,909	$—	$219,909

Commercial paper	99,886	99,886	—	99,886	—	99,886

Collateral under derivative counterparty collateral agreements	14,332	14,332	14,332	—	—	14,332

Payable for securities	2,364	2,364	—	2,364	—	2,364

Derivative instruments	106,106	88,843	26	106,080	—	106,106

Separate account liabilities	409,275	409,275	9	409,266	—	409,275

Total liabilities	$851,872	$820,834	$14,367	$837,505	$—	$851,872

Bonds and common stock

The fair values for bonds and common stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Real estate

The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates.

33

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, dollar repurchase agreements and commercial paper

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, dollar repurchase agreements and commercial paper is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers, counterparties and obligor. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds. For low-income housing tax credits, amortized cost approximates fair value.

Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account adjusted for other relevant information, which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds, which are estimated to be liquidated over the next one to 10 years. In the absence of permitted sales of its ownership interest, the Company will be redeemed out of the partnership interests through distributions.

Collateral under derivative counterparty collateral agreements and other collateral

Included in other assets is cash collateral received from or pledged to counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps and interest rate swaptions, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Separate account assets

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

34

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Fair value hierarchy

The following tables present information about the Company’s financial assets and liabilities carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date

	December 31, 2018
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Bonds

Industrial and miscellaneous	$—	$—	$1,275	$—	$1,275

Common stock

Mutual funds	30,969	—	—	—	30,969

Industrial and miscellaneous	4,666	—	—	—	4,666

Other invested assets

Limited partnerships	—	—	—	72,902	72,902

Derivatives

Interest rate swaps	—	8,964	—	—	8,964

Cross-currency swaps	—	39,705	—	—	39,705

Interest rate swaptions	—	173	—	—	173

Separate account assets (1)	13,212,700	9,887,836	—	427,026	23,527,562

Total assets	$13,248,335	$9,936,678	$1,275	$499,928	$23,686,216

Liabilities:

Derivatives

Interest rate swaps	$—	21,740	$—	$—	$21,740

Cross-currency swaps	—	14,760	—	—	14,760

Separate account liabilities (1)	44	251,762	—	—	251,806

Total liabilities	$44	$288,262	$—	$—	$288,306

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

	Fair Value Measurements at Reporting Date

	December 31, 2017
				Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(All Levels)

Bonds

Industrial and miscellaneous	$—	$—	$1,297	$1,297

States	—	228	—	228

Derivatives

Interest rate swaps	—	9,732	—	9,732

Cross-currency swaps	—	20,320	—	20,320

Interest rate swaptions	—	75	—	75

Separate account assets (1)	16,057,788	11,172,811	—	27,230,599

Total assets	$16,057,788	$11,203,166	$1,297	$27,262,251

Liabilities:

Derivatives

Interest rate swaps	$—	$13,643	$—	$13,643

Cross-currency swaps	—	41,599	—	41,599

Separate account liabilities (1)	9	409,266	—	409,275

Total liabilities	$9	$464,508	$—	$464,517

(1) Include only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

35

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

6.   Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2018			December 31, 2017
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Common stock	$131,883	$—	$131,883	$109,948	$1,971	$107,977

Cash, cash equivalents and short-term investments	229,434	431	229,003	242,084	—	242,084

Other invested assets	607,793	1,006	606,787	569,702	3,515	566,187

Premiums deferred and uncollected	25,904	109	25,795	16,232	313	15,919

Deferred income taxes	340,645	190,148	150,497	382,188	232,873	149,315

Due from parent, subsidiaries and affiliate	94,542	44,435	50,107	110,901	43,546	67,355

Other prepaid assets	28,150	28,150	—	16,478	16,478	—

Capitalized internal use software	58,658	58,658	—	55,279	55,279	—

Furniture, fixtures and equipment	4,949	4,949	—	16,182	5,196	10,986

Reinsurance recoverable	8,468	378	8,090	7,090	—	7,090

Other assets	234,504	2,539	231,965	152,955	553	152,402

Total	$1,764,930	$330,803	$1,434,127	$1,679,039	$359,724	$1,319,315

The following table summarizes the Company’s aggregate Statement of Admitted Assets, Liabilities, Capital and Surplus values of all subsidiary, controlled and affiliated entities (“SCA”), except insurance SCA entities as follows:

	December 31, 2018			December 31, 2017
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Common stock	$13,544	$—	$13,544	$15,636	$1,971	$13,665

Other invested assets	143,533	975	142,558	151,318	1,610	149,708

Total	$157,077	$975	$156,102	$166,954	$3,581	$163,373

7.   Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary and group life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2018		December 31, 2017
Type	Gross	Net of loading	Gross	Net of loading

Ordinary new business	$427	$221	$226	$64

Ordinary renewal business	31,069	25,544	20,681	16,095

Group life	32	30	(260)	(240)

Total	$31,528	$25,795	$20,647	$15,919

8.   Business Combination and Goodwill

The Company’s goodwill is the result of two types of transactions.

Goodwill that arises as a result of the acquisition of subsidiary limited liability companies is included in other invested assets in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital. On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market

36

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

recordkeeping business. This transaction was accounted for as a statutory purchase. Goodwill of $51,098 was recorded in other invested assets, which will be amortized over 10 years. At December 31, 2018 and 2017, the Company has $28,955 and $34,065, respectively, of admitted goodwill related to this acquisition. Goodwill amortization of $5,110 was recorded for the years ended December 31, 2018, 2017 and 2016.

Acquisition date	Cost of acquired entity	Original amount of admitted goodwill	Admitted goodwill as of December 31, 2018	Amount of goodwill amortized for the year ended December 31, 2018	Admitted goodwill as a % of SCA book/adjusted carrying value, gross of admitted goodwill

August 29, 2014	$64,169	$51,098	$28,955	$5,110	104.4%

In addition, goodwill that arises as a result of the acquisition of various assumption reinsurance agreements is included in goodwill in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital. At December 31, 2018 and 2017, this goodwill was fully amortized. During each of the years ended December 31, 2018, 2017 and 2016, the Company recorded $0, $977 and $12,929, respectively, of goodwill amortization related to these acquisitions.

9. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2018 and 2017 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

10. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

37

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Interest	- Life Insurance	2.25% to 6.00%

	- Annuity Funds	3.00% to 11.25%

	- Disability	2.50% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

	- Annuity Funds	Various annuity valuation tables, primarily including the GA 1951, 71, 83a and 2012 Individual Annuitant Mortality (“IAM”), Group Annuity Reserve (“GAR”) 94, 1971 and 1983 Group Annuity Mortality (“GAM”), and Annuity 2000

Morbidity	- Disability	1970 Intercompany DISA Group Disability Tables

The Company waives deduction of deferred fractional premiums upon the death of the insured. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2018 and 2017, the Company had $3,904,519 and $4,354,703, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division.

Tabular interest, tabular interest on funds not involving life contingencies and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released has been determined from basic data for the calculation of aggregate reserves and the actual reserves released.

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2018
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$850,240	$—	$—	$850,240	2.8%

At book value less current surrender charges of 5% or more	779,760	—	—	779,760	2.5%

At fair value	—	6,460,894	11,311,267	17,772,161	57.5%

Total with adjustment or at market value	1,630,000	6,460,894	11,311,267	19,402,161	62.8%

At book value without adjustment (minimal or no charge adjustment)	155,150	—	—	155,150	0.5%

Not subject to discretionary withdrawal	11,355,177	—	—	11,355,177	36.7%

Total gross	13,140,327	6,460,894	11,311,267	30,912,488	100.0%

Reinsurance ceded	1,479	—	—	1,479

Total, net	$13,138,848	$6,460,894	$11,311,267	$30,911,009

38

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2017
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$780,008	$—	$—	$780,008	2.3%

At book value less current surrender charges of 5% or more	716,402	—	—	716,402	2.1%

At fair value	—	6,914,918	14,390,470	21,305,388	62.4%

Total with adjustment or at market value	1,496,410	6,914,918	14,390,470	22,801,798	66.8%

At book value without adjustment (minimal or no charge adjustment)	159,104	—	—	159,104	0.5%

Not subject to discretionary withdrawal	11,181,649	—	—	11,181,649	32.7%

Total gross	12,837,163	6,914,918	14,390,470	34,142,551	100.0%

Reinsurance ceded	73,007	—	—	73,007

Total, net	$12,764,156	$6,914,918	$14,390,470	$34,069,544

The following information is obtained from the applicable exhibit in the Company’s December 31, 2018 and 2017 annual statements and related separate account annual statement, both of which are filed with the Division and is provided to reconcile annuity reserves and deposit funds to amounts reported in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus:

	December 31,
	2018	2017

Life and Accident and Health Annual Statement (net of reinsurance):

Annuities included in aggregate reserve for life policies and contracts	$12,936,341	$12,544,414

Supplementary contracts with life contingencies and other contracts included in aggregate reserve for life policies and contracts	12,611	13,608

Liability for deposit-type contracts	189,896	206,134

Subtotal - general account	13,138,848	12,764,156

Separate Accounts Annual Statement:

Annuities included in aggregate reserve for life policies and contracts	17,772,161	21,305,388

Total	$30,911,009	$34,069,544

11. Liability for Unpaid Claims and Claim Adjustment Expenses

Activity in the accident and health liability for unpaid claims and for claim adjustment expenses included in aggregate reserve for life policies and contracts and accident and health policies, excluding unearned premium reserves, is summarized as follows:

	2018	2017

Balance, January 1, net of reinsurance of $25,283 and $28,843	$243,517	$240,280

Incurred related to:

Current year	38,844	53,969

Prior year	6,634	(6,728)

Total incurred	45,478	47,241

Paid related to:

Current year	(10,375)	(6,896)

Prior year	(31,091)	(37,108)

Total paid	(41,466)	(44,004)

Balance, December 31, net of reinsurance of $19,082 and $25,283	$247,529	$243,517

39

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Reserves for incurred claims and claim adjustment expenses attributable to insured events of prior years has increased (decreased) by $6,634 and $(6,728) during the years ended December 31, 2018 and 2017, respectively. The change in both years is the result of ongoing analysis of recent claim development trends.

12. Commercial Paper

The Company has a commercial paper program that is partially supported by a $50,000 credit facility agreement. The commercial paper has been given a rating of A-1+ by Standard & Poor’s Ratings Services and a rating of P-1 by Moody’s Investors Service, each being the highest rating available. The Company’s issuance of commercial paper is not used to fund daily operations and does not have a significant impact on the Company’s liquidity.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2018	2017

Face value	$98,859	$99,886

Carrying value	$98,859	$99,886

Interest expense paid	$1,746	$974

Effective interest rate	2.5% - 2.7%	1.4% - 1.7%

Maturity range (days)	16 - 25	19 - 67

13. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product
•	Hybrid Ordinary Life Insurance Product
•	Individual Indexed-Linked Annuity Product

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of the following items are supported by Colorado Insurance Code Section 10-7-402:

•	Individual Annuity
•	Group Annuity
•	Variable Life Insurance Product

The following items are supported by direct approval by the Commissioner:

•	Hybrid Ordinary Life Insurance Product
•	Group Annuity - Custom Stable Value Asset Funds
•	Variable Life Insurance Product
•	Individual Indexed-Linked Annuity Product

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are related parties of the Company, and shares of other non-affiliated mutual funds. and government and corporate bonds.

Some assets within each of the Company’s separate accounts are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account.

40

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

At December 31, 2018 and 2017, the Company’s separate account assets that are legally insulated from the general account claims are $24,652,973 and $28,192,883, respectively.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $11,608, $12,581, $12,961, $12,542 and $12,171 for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively. No separate account guarantees were paid by the general account for the years ending December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

Separate accounts with guarantees

The Government Guaranteed Funds are separate accounts investing in fixed income securities backed by the credit of the U.S. Government, its agencies or its instrumentalities.

The Stable Asset Funds invest in investment-grade corporate bonds in addition to the above mentioned securities.

The Company also has separate accounts comprised of assets underlying variable universal life policies issued privately to accredited investors. The accounts invest in investment grade fixed income securities.

The Individual Indexed-Linked Annuity Product provides returns based on the performance of one or more indices and invests in fixed income securities. The returns from these securities are invested in derivative instruments which mimic the returns of select indices. There is also a return of premium death benefit guarantee to policyholders.

The Government Guaranteed Funds and Stable Asset Funds have a guaranteed minimum crediting rate of at least 0%. All of the above separate accounts provide a book value guarantee. Some of them also provide a death benefit of the greater of account balance or premium paid.

Distributions to a participant are based on the participant’s account balance and are permitted for the purpose of paying a benefit to a participant. Distributions for purposes other than paying a benefit to a participant may be restricted. Participants’ distributions are based on the amount of their account balance, whereas, distributions as a result of termination of the group annuity contract are based on net assets attributable to the contract and can be made to the group through (1) transfer of the underlying securities and any remaining cash balance, or (2) transfer of the cash balance after sale of the Fund’s securities.

Most guaranteed separate account assets and related liabilities are carried at fair value. Certain separate account assets are carried at book value based on the prescribed deviation from the Division.

Non-guaranteed separate accounts

The non-guaranteed separate accounts include unit investment trusts or series accounts that invest in diversified open-end management investment companies. These separate account assets and related liabilities are carried at fair value.

The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder. Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the “free amount” before the retirement date by a deduction from a participant’s account. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

The following tables provide information regarding the Company’s separate accounts:

41

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Year Ended December 31, 2018
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$721,339	$1,900,171	$2,621,510

Reserves

For accounts with assets at:

Fair value	$7,286,636	$15,682,027	$22,968,663

Amortized cost	1,107,812	—	1,107,812

Total reserves	$8,394,448	$15,682,027	$24,076,475

By withdrawal characteristics:

At fair value	$7,286,636	$15,682,027	$22,968,663

At book value without fair value adjustment and with current surrender charge less than 5%	1,107,812	—	1,107,812

Total subject to discretionary withdrawals	$8,394,448	$15,682,027	$24,076,475

	Year Ended December 31, 2017
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$560,537	$1,888,820	$2,449,357

Reserves

For accounts with assets at:

Fair value	$7,918,332	$18,643,242	$26,561,574

Amortized cost	958,780	—	958,780

Total reserves	$8,877,112	$18,643,242	$27,520,354

By withdrawal characteristics:

At fair value	$7,918,332	$18,643,242	$26,561,574

At book value without fair value adjustment and with current surrender charge less than 5%	958,780	—	958,780

Total subject to discretionary withdrawals	$8,877,112	$18,643,242	$27,520,354

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2018	2017	2016

Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$2,621,510	$2,449,357	$2,686,225

Transfers from separate accounts	(5,198,817)	(4,417,525)	(3,561,699)

Net transfers from separate accounts	(2,577,307)	(1,968,168)	(875,474)

Reconciling adjustments:

Net transfer of reserves to separate accounts	1,464,314	1,023,384	773,253

Miscellaneous other	528	140	739

Net transfers as reported in the Statements of Operations	$(1,112,465)	$(944,644)	$(101,482)

42

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

14.  Capital and Surplus, Dividend Restrictions, and Other Matters

On November 15, 2004, the Company issued a surplus note in the face amount of $195,000 to GWL&A Financial. The proceeds were used to redeem a $175,000 surplus note issued May 4, 1999 and for general corporate purposes. The new surplus note bears interest at the rate of 6.675% and is due November 14, 2034. The carrying amount of the surplus note was $194,558 and $194,530 at December 31, 2018 and 2017, respectively. Payments of principal and interest under this surplus note can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable only out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations. Subject to the foregoing restrictions on payment of principal and interest, (a) interest is payable on the principal sum of the surplus note semi-annually, in arrears, on May 14 and November 14 of each year, and (b) the surplus note may only be redeemed prior to its stated maturity in connection with (i) a mandatory redemption by the Company in the event of a redemption or acceleration by GWL&A Financial Inc., of its 6.675% junior subordinated deferrable debentures due November 14, 2034, or (ii) an optional redemption by the Company at any time on or after November 15, 2024. Interest paid on the note was $13,016 for all the years ended December 31, 2018, 2017 and 2016, respectively, bringing total interest paid from inception to December 31, 2018 to $182,227. The amount of unapproved principal and interest was $0 at December 31, 2018 and 2017.

On May 19, 2006, the Company issued a surplus note in the face amount and carrying amount of $333,400 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. Initially, the surplus note bore interest at the rate of 7.203% per annum, and was payable on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then current three-month London Interbank Offering Rate. The carrying amount of the surplus note was $0 and $333,400 at December 31, 2018 and 2017. The surplus note became redeemable by the company at the principal amount plus any accrued and unpaid interest after May 16, 2016. On June 15, 2018, this surplus note was redeemed in full. Payments of principal and interest under the surplus note can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations. Interest paid on the note was $6,868, $12,721 and $16,137 for the year ended December 31, 2018, 2017 and 2016, respectively, bringing total interest paid from inception to December 31, 2018 to $262,875. The amount of unapproved principal and interest was $0 at December 31, 2018 and 2017.

On December 29, 2017, the Company issued a surplus note in the face amount and carrying amount of $12,000 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. The surplus note bears an interest rate of 3.5% per annum. The note matures of December 29, 2027. Payments of principal and interest under the surplus note can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations. Interest paid on the note during 2018, 2017 and 2016 amounted to $420, $2 and $0, respectively, bringing total interest paid from inception to December 31, 2018 to $422. The amount of unapproved principal and interest was $0 at December 31, 2018.

On May 17, 2018, the Company issued a surplus note in the face amount and carrying amount of $346,218 to GWL&A Financial Inc. The proceeds were used to redeem the $333,400 surplus note issued in 2006 and for general corporate purposes. The surplus note bears an interest rate of 4.881% per annum. The note matures on May 17, 2048. Payments of principal and interest under the surplus note can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations. Interest paid on the note during 2018 and 2017 amounted to $10,515 and $0, respectively, bringing total interest paid from inception to December 31, 2018 to $10,515 The amount of unapproved principal and interest was $0 at December 31, 2018.

In the first quarter of 2018, the Company realized a $39,921 after tax gain on an interest rate swap that hedged the existing $333,400 surplus note. The Company adjusted the basis of the hedged item, in this case the surplus note, for the amount of the after tax gain. Further, the Company accounted for the redemption of the $333,400 surplus note and the issuance of the $346,218 surplus note in the second quarter as debt modification instead of debt extinguishment. Therefore, the after tax swap

43

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

gain will be amortized into income over the 30 year life of the new surplus note. Amortization of the gain during 2018, 2017 and 2016 amounted to $998, $0 and $0, respectively bringing the total amortization from inception to December 31, 2018 amounted to $998, leaving an unamortized balance of $38,923 in surplus as part of the surplus note amounts.

Interest paid to GWL&A Financial attributable to these surplus notes, was $30,819, $25,739 and $29,153 for the years ended December 31, 2018, 2017 and 2016, respectively.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. The Company may pay an amount less than $132,692 of dividends during the year ended December 31, 2019, without the prior approval of the Colorado Insurance Commissioner. Prior to any payment of dividends, the Company provides notice to the Colorado Insurance Commissioner. Dividends are non-cumulative.

The Company paid cash dividends on common stock during 2018 as follows: $24,000 on March 30, 2018 (ordinary); $20,000 on May 1, 2018 (extraordinary); $55,895 on May 17, 2018 (extraordinary); $30,000 on September 28, 2018 (extraordinary) and $22,400 on September 29, 2018 (extraordinary). Dividends during 2017 were paid as follows: $77,000 on March 15, 2017 (extraordinary); $60,301 on June 15, 2017 (ordinary); and $8,000 on September 29, 2017 (ordinary). Dividends are paid as determined by the Board of Directors, subject to the limitations described above.

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2018	2017

Unrealized gains (losses)	$152,801	$165,416

Non-admitted assets	(330,803)	(359,724)

Asset valuation reserve	(204,393)	(203,546)

Provision for reinsurance	(17)	(17)

Separate account business	(1,076)	(868)

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

15. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset (liability):

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$368,917	$2,793	$371,710	$388,131	$16,580	$404,711	$(19,214)	$(13,787)	$(33,001)

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	368,917	2,793	371,710	388,131	16,580	404,711	(19,214)	(13,787)	(33,001)

Deferred tax assets non-admitted	(189,578)	(570)	(190,148)	(228,728)	(4,145)	(232,873)	39,150	3,575	42,725

Net admitted deferred tax asset	179,339	2,223	181,562	159,403	12,435	171,838	19,936	(10,212)	9,724

Gross deferred tax liabilities	(31,065)	—	(31,065)	(22,523)	—	(22,523)	(8,542)	—	(8,542)

Net admitted deferred tax asset	$148,274	$2,223	$150,497	$136,880	$12,435	$149,315	$11,394	$(10,212)	$1,182

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

44

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$2,224	$2,224	$—	$3,884	$3,884	$—	$(1,660)	$(1,660)

(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	148,274		148,274	136,880	8,551	145,431	11,394	(8,551)	2,843

(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	148,274		148,274	136,880	8,551	145,431	11,394	(8,551)	2,843

(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold			175,682			145,431	—	—	30,251

(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	31,065	—	31,065	22,523	—	22,523	8,542	—	8,542

Total deferred tax assets admitted as a result of the application of SSAP No. 101	$179,339	$2,224	$181,563	$159,403	$12,435	$171,838	$19,936	$(10,211)	$9,725

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2018	2017

Ratio percentage used to determine recovery period and threshold limitation amount	867.76%	894.97%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,171,212	$969,537

The following table presents the impact of tax planning strategies:

	December 31, 2018 December 31, 2017				Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$368,917	$2,793	$388,131	$16,580	$(19,214)	$(13,787)

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$179,339	$2,224	$159,403	$12,435	$19,936	$(10,211)

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,
	2018	2017	Change

Current income tax	$(17,604)	$50,584	$(68,188)

Federal income tax on net capital gains	1,030	(6,744)	7,774

Total	$(16,574)	$43,840	$(60,414)

45

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2017	2016	Change

Current income tax	$50,584	$(37,932)	$88,516

Federal income tax on net capital gains	(6,744)	16,117	(22,861)

Total	$43,840	$(21,815)	$65,655

46

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,
Deferred income tax assets:	2018	2017	Change

Ordinary:

Reserves	$80,303	$65,831	$14,472

Investments	4,374	1,263	3,111

Deferred acquisition costs	76,759	77,369	(610)

Provision for dividends	3,399	4,593	(1,194)

Fixed assets	3,264	2,761	503

Compensation and benefit accrual	20,890	22,065	(1,175)

Receivables - non-admitted	13,991	12,737	1,254

Tax credit carryforward	131,409	168,567	(37,158)

Other	34,527	32,945	1,582

Total ordinary gross deferred tax assets	368,916	388,131	(19,215)

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	368,916	388,131	(19,215)

Non-admitted ordinary deferred tax assets	(189,578)	(228,728)	39,150

Admitted ordinary deferred tax assets	179,338	159,403	19,935

Capital:			—

Investments	2,793	16,580	(13,787)

Total capital gross deferred tax assets	2,793	16,580	(13,787)

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	2,793	16,580	(13,787)

Non-admitted capital deferred tax assets	(569)	(4,145)	3,576

Admitted capital deferred tax assets	2,224	12,435	(10,211)

Total admitted deferred tax assets	$181,562	$171,838	$9,724

Deferred income tax liabilities:

Ordinary:

Investments	$—	$(4,501)	$4,501

Premium receivable	(5,417)	(3,343)	(2,074)

Policyholder Reserves	(17,644)	(10,033)	(7,611)

Experience Refunds	(5,079)	—	(5,079)

Other	(2,925)	(4,646)	1,721

Total ordinary deferred tax liabilities	(31,065)	(22,523)	(8,542)

Net admitted deferred income tax asset	$150,497	$149,315	$1,182

47

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,
	2018	2017	Change

Total deferred income tax assets	$371,710	$404,711	$(33,001)

Total deferred income tax liabilities	(31,065)	(22,523)	(8,542)

Net deferred income tax asset	$340,645	$382,188	(41,543)

Tax effect of unrealized capital gains (losses)			(260)

Other surplus			1,071

Change in net deferred income tax			$(40,732)

	December 31,
	2017	2016	Change

Total deferred income tax assets	$404,711	$521,431	$(116,720)

Total deferred income tax liabilities	(22,523)	(20,681)	(1,842)

Net deferred income tax asset	$382,188	$500,750	(118,562)

Tax effect of unrealized capital gains (losses)			6,427

Other surplus			1,607

Change in net deferred income tax			$(110,528)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate of 21% and 35% to income before income taxes. The significant items causing this difference are as follows:

	December 31,
	2018	2017	2016

Income tax expense at statutory rate	$60,337	$77,023	$22,425

Federal tax rate change	—	132,029	—

Earnings from subsidiaries	(22,003)	(28,875)	(35,175)

Swap gain on debt refinancing	8,175	—	—

Dividend received deduction	(6,657)	(7,992)	(7,302)

Tax adjustment for interest maintenance reserve	(5,221)	(7,716)	(8,138)

Prior year adjustment	(4,124)	(1,881)	(2,032)

Tax effect on non-admitted assets	(3,476)	2,291	(1,111)

Tax credits	(2,901)	(908)	(21,212)

Income tax (benefit) on realized capital gain (loss)	1,030	(6,744)	16,117

Tax contingency	(607)	359	(99)

Other	(395)	(3,219)	(1,893)

Total	$24,158	$154,367	$(38,420)

	2018	2017	2016

Federal income taxes incurred	$(16,574)	$43,839	$(21,815)

Change in net deferred income taxes	40,732	110,528	(16,605)

Total income taxes	$24,158	$154,367	$(38,420)

On December 22, 2017, H.R. 1, the Tax Cuts and Jobs Act (the “Act”), was enacted. The legislation, which is generally effective for tax years beginning on January 1, 2018, represented significant U.S. tax reform and revised the Internal Revenue Code by, among other items, lowering the federal corporate income tax rate from 35% to 21% and modifying how the U.S.

48

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

taxes multinational entities. Further, the Act changed how tax basis policy reserves, capitalized specified policy acquisition expenses, and the company’s share of the dividends received deduction and tax exempt interest are to be calculated.

Shortly after enactment, the Securities and Exchange Commission issued Staff Accounting Bulletin No. 118 (“SAB 118”) which provided US GAAP guidance on the accounting for the Act’s impact at December 31, 2017. A reporting entity could recognize provisional amounts, where the necessary information was not available, prepared or analyzed (including computations) in reasonable detail or where additional guidance was needed from the taxing authority to determine the appropriate application of the Act. A reporting entity’s provisional impact analysis was to be adjusted within the 12 month measurement period provided for under SAB 118. The Statutory Accounting Working Group subsequently provided informal interpretative guidance allowing for statutory accounting conformity with the SAB 118 US GAAP guidance.

The Company’s accounting for the income tax effects of the Act is complete as of the period ended December 31, 2018, and no material measurement period adjustments were recognized during the 2018 reporting period.

As of December 31, 2018, the Company had no operating loss carryforwards.

As of December 31, 2018, the Company has Guaranteed Federal Low Income Housing tax credit carryforwards of $111,328. These credits will begin to expire in 2030.

As of December 31, 2018, the Company has foreign tax credit carryforwards of $20,082. These credits will begin to expire in 2020.

The following are income taxes incurred in prior years that will be available for recoupment in the event of future net losses:

Year Ended December 31, 2018	$4,146

Year Ended December 31, 2017	13,328

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

Emjay Corporation

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company of New York

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Advisory Company, LLC

Putnam Advisory Holdings, LLC

Putnam Fiduciary Trust Company

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings II, LLC

FASCore, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

The Company, GWL&A NY and GWSC (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

49

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a standalone basis; however the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the U.S. consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the U.S. Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

The Company determines income tax contingencies in accordance with Statement of Statutory Accounting Principles No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP 101. As of December 31, 2018 the amount of tax contingencies computed in accordance with SSAP No. 5R is $0, with the exception of interest and penalties. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes accrued interest and penalties related to tax contingencies in current income tax expense. During the years ended December 31, 2018 and 2017, the Company recognized approximately $607 and $359 of benefit and expense, respectively, from interest and penalties related to the uncertain tax positions. The Company had $314 and $921 accrued for the payment of interest and penalties at December 31, 2018 and 2017, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by the I.R.S. for years 2014 and prior. Tax years 2015 through 2017 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to tax contingencies relating to federal, state or local audits.

The Company does not have any outstanding AMT credits as of the filing of the 2017 tax return.

The Company does not have any foreign operations as of the periods ended December 31, 2017 and December 31, 2018 and therefore is not subject to the Repatriation Transition Tax or the tax on Global Intangible Low-Taxed Income.

16. Employee Benefit Plans

Post-Retirement Medical and Supplemental Executive Retirement Plans

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to employees covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

50

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017	2018	2017

Change in projected benefit obligation:

Benefit obligation, January 1	$19,329	$19,031	$40,921	$44,501	$60,250	$63,532

Service cost	1,425	1,457	—	(16)	1,425	1,441

Interest cost	703	758	1,357	1,620	2,060	2,378

Actuarial (gain) loss	(1,511)	(1,216)	(2,316)	(1,872)	(3,827)	(3,088)

Regular benefits paid	(407)	(701)	(2,400)	(3,336)	(2,807)	(4,037)

Amendment	—	—	—	24	—	24

Benefit obligation and under funded status, December 31	$19,539	$19,329	$37,562	$40,921	$57,101	$60,250

Accumulated benefit obligation	$19,539	$19,329	$37,562	$40,921	$57,101	$60,250

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017	2018	2017

Change in plan assets:

Value of plan assets, January 1	$—	$—	$—	$—	$—	$—

Employer contributions	407	701	2,400	3,337	2,807	4,038

Regular benefits paid	(407)	(701)	(2,400)	(3,337)	(2,807)	(4,038)

Value of plan assets, December 31	$—	$—	$—	$—	$—	$—

The following table presents amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2018	2017	2018	2017	2018	2017

Amounts recognized in the statutory statements of admitted assets, liabilities, capital and surplus:

Accrued benefit liability	$(20,534)	$(18,078)	$(40,091)	$(40,855)	$(60,625)	$(58,933)

Liability for pension benefits	995	(1,251)	2,529	(66)	3,524	(1,317)

Total other liabilities	$(19,539)	$(19,329)	$(37,562)	$(40,921)	$(57,101)	$(60,250)

Unassigned surplus (deficit)	$995	$(1,251)	$2,529	$(66)	$3,524	$(1,317)

51

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents amounts not yet recognized in the statements of financial position for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2018	2017	2018	2017	2018	2017

Unrecognized net actuarial gain (loss)	$5,152	$3,723	$3,428	$1,157	$8,580	$4,880

Unrecognized prior service cost	(4,157)	(4,974)	(899)	(1,223)	(5,056)	(6,197)

The following table presents amounts in unassigned funds recognized as components of net periodic benefit cost for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017	2018	2017

Items not yet recognized as component of net periodic cost on January 1,	$(1,251)	$(3,021)	$(66)	$(2,360)	$(1,317)	$(5,381)

Prior service cost recognized in net periodic cost	817	587	324	501	1,141	1,088

(Gain) loss recognized in net periodic cost	(82)	(33)	(45)	(54)	(127)	(87)

Gain (loss) arising during the year	1,511	1,216	2,316	1,847	3,827	3,063

Items not yet recognized as component of net periodic cost on December 31	$995	$(1,251)	$2,529	$(66)	$3,524	$(1,317)

The following table provides information regarding amounts in unassigned funds that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2019:

	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan	Total

Net actuarial gain	$217	$50	$267

Prior service cost	(817)	(300)	(1,117)

The expected benefit payments for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

	2019	2020	2021	2022	2023	2024 through 2028

Post-retirement medical plan	$961	$959	$1,054	$1,123	$1,234	$7,119

Supplemental executive retirement plan	2,347	2,530	2,473	10,206	5,701	9,085

52

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the components of net periodic cost (benefit):

	Post-Retirement Medical Plan			Supplemental Executive Retirement Plan			Total

	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,

	2018	2017	2016	2018	2017	2016	2018	2017	2016

Components of net periodic cost (benefit):

Service cost	$1,425	$1,457	$1,246	$—	$(16)	$294	$1,425	$1,441	$1,540

Interest cost	703	758	713	1,356	1,620	1,775	2,059	2,378	2,488

Amortization of unrecognized prior service cost	817	587	150	324	501	501	1,141	1,088	651

Amortization of gain from prior periods	(82)	(33)	(137)	(45)	(54)	(61)	(127)	(87)	(198)

Net periodic cost	$2,863	$2,769	$1,972	$1,635	$2,051	$2,509	$4,498	$4,820	$4,481

The following tables present the assumptions used in determining benefit obligations of the Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2018 and 2017:

	Post-Retirement Medical Plan

	December 31,

	2018	2017

Discount rate	4.34%	3.63%

Initial health care cost trend	6.25%	6.50%

Ultimate health care cost trend	5.00%	5.00%

Year ultimate trend is reached	2024	2024

	Supplemental Executive Retirement Plan

	December 31,

	2018	2017

Discount rate	4.16%	3.43%

Rate of compensation increase	N/A	4.00%

During 2018, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2018).

During 2017, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2017).

The following tables present the weighted average interest rate assumptions used in determining the net periodic benefit/cost of the Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan

	Year Ended December 31,

	2018	2017

Discount rate	3.63%	4.05%

Initial health care cost trend	6.50%	6.75%

Ultimate health care cost trend	5.00%	5.00%

Year ultimate trend is reached	2024	2024

53

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan

	Year Ended December 31,

	2018	2017

Discount rate	3.43%	3.80%

Rate of compensation increase	4.00%	4.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

The following table presents the impact on the Post-Retirement Medical Plan that one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease

Increase (decrease) on total service and interest cost on components	$357	$(297)

Increase (decrease) on post-retirement benefit obligations	2,417	(2,075)

Beginning December 31, 2012, the Company began participation in the pension plan sponsored by GWL&A Financial. During 2017, that plan froze all future benefit accruals for pension-eligible participants as of December 31, 2017. The Company’s share of net expense for the pension plan was $3,057, $0 and $0 during the years ended December 31, 2018, 2017 and 2016.

In August 2017, the Company filed an application for a compliance statement from the IRS under their Voluntary Correction Program with respect to operational matters under the pension plan. The IRS issued a compliance statement approving the Company’s request in November 2018. The corrective measure will result in a payment of approximately $7 million to the plan in 2019.

The Company offers unfunded, non-qualified deferred compensation plans to a select group of executives, management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains / losses or interest on the amount deferred. The programs are not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in Amounts withheld or retained by company as agent or trustee in the accompanying statutory financial statements, are $35,588 and $33,454 at December 31, 2018 and 2017, respectively.

The Company sponsors a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Currently, the Company matches a percentage of employee contributions in cash. The Company recognized $11,935, $8,713 and $7,275 in expense related to this plan for the years ended December  31, 2018, 2017 and 2016, respectively.

17. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. Compensation expense is recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by the Human Resources Committee. At its discretion, the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company

54

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for officers and employees of the Company. Under the PSU plan, “performance share units” are granted to certain of its officers and employees of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the 20 trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement. Changes in the fair value of the performance share units that occur during the vesting period is recognized as compensation cost over that period.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,

	2018	2017	2016

Lifeco Stock Plan	$768	$1,451	$2,113

Performance Share Unit Plan	5,388	7,207	5,318

Total compensation expense	$6,156	$8,658	$7,431

Income tax benefits	$1,243	$2,831	$2,445

During the year ended December 31, 2018, 2017 and 2016, the Company had $26, $769 and $555 respectively, income tax benefits realized from stock options exercised.

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2018 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)

Lifeco Stock Plan	$819	1.6

Performance Share Unit Plan	8,403	1.4

Equity Award Activity

During the year ended December 31, 2018, Lifeco granted 473,400 stock options to employees of the Company. These stock options vest over five-year periods ending in 2023. Compensation expense of $448 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

55

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average

	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)

Outstanding, January 1, 2018	3,446,975	$24.88

Granted	473,400	25.15

Exercised	(114,589)	21.06

Cancelled and expired	(156,000)	24.54

Outstanding, December 31, 2018	3,649,786	23.32	5.9	$2,339

Vested and expected to vest, December 31, 2018	3,649,786	23.32	5.9	2,144

Exercisable, December 31, 2018	2,323,353	21.95	4.7	2,144

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2018 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,

	2018	2017	2016

Weighted average fair value of options granted	$0.95	$2.75	$2.74

Intrinsic value of options exercised (1)	345	2,869	2,102

Fair value of options vested	1,115	2,203	1,605

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during the years ended December 31, 2018, 2017 and 2016 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,

	2018	2017	2016

Dividend yield	4.55%	3.98%	3.99%

Expected volatility	9.01%	13.99%	19.03%

Risk free interest rate	2.03%	1.25%	0.80%

Expected duration (years)	6.0	6.0	6.0

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units

Outstanding, January 1, 2018	681,510

Granted	405,464

Forfeited	(18,397)

Paid	(157,510)

Outstanding, December 31, 2018	911,067

Vested and expected to vest, December 31, 2018	911,067

56

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The cash payment in settlement of the Performance Share Unit Plan units was $4,104, $3,398 and $3,988 for the years ended December 31, 2018, 2017 and 2016, respectively.

57

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

18. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual life insurance participating policies were 1%, 6%, and (2)% of total individual life insurance premiums earned during the years ended December 31, 2018, 2017 and 2016 respectively. The Company accounts for its policyholder dividends based upon the three-factor formula. The Company paid dividends in the amount of $31,276, $38,782 and $45,842 to its policyholders during the years ended December  31, 2018, 2017 and 2016, respectively.

19. Concentrations

No customer accounted for 10% or more of the Company’s revenues during the year ended December 31, 2018. In addition, neither Individual Markets nor Empower Retirement is dependent upon a single customer or a few customers. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents.

20. Commitments and Contingencies

Future Contractual Obligations

The following table summarizes the Company’s estimated future contractual obligations:

	Payment due by period
	2019	2020	2021	2022	2023	Thereafter	Total

Surplus notes - principal (1)	$—	$—	$—	$—	$—	$553,219	$553,219

Surplus notes - interest (2)	30,335	30,335	30,335	30,335	30,335	557,094	708,769

Investment purchase obligations (3)	136,396	—	—	—	—	—	136,396

Operating leases (4)	9,929	7,844	3,717	1,235	1,037	11,743	35,505

Other liabilities (5)	23,334	26,774	12,695	19,579	6,935	16,204	105,521

Total	$199,994	$64,953	$46,747	$51,149	$38,307	$1,138,260	$1,539,410

(1) Surplus notes principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of three long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s Statement of Admitted Assets, Liabilities, Capital and Surplus because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2) Surplus notes interest - One long-term surplus note bears interest at a fixed rate through maturity. The second surplus note bore interest initially at a fixed rate but changed during 2016 to be based upon the current three-month London Interbank Offering Rate in addition to a spread. The third long-term surplus note bears interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2018 and do not consider the impact of future interest rate changes.

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2018 and 2017 were $136,396 and $313,242, of which $104,286 and $114,726 were related to cost basis limited partnership interests, respectively. All unfunded commitments at December 31, 2018 were due within one year. At December 31, 2017, $312,152 is due within one year, and $1,090 is due within one to three years.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. Rent expense for the years ended December 31, 2018, 2017 and 2016 were $27,768, $28,244 and $27,815 respectively.

58

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5)    Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected benefit payments for the Company’s post-retirement medical plan and supplemental executive retirement plan through 2027
•	Unrecognized tax benefits
•	Miscellaneous purchase obligations to acquire goods and services

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility expired on March 1, 2018 and was replaced with a revolving credit facility agreement in the amount of $50,000 with an expiration date of March 1, 2023. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $1,022,680, as defined in the credit facility agreement (compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), at any time. The Company was in compliance with all covenants at December 31, 2018 and 2017. At December 31, 2018 and 2017 there were no outstanding amounts related to the current and prior credit facilities.

In addition, the Company has other letters of credit with a total amount of $9,095, renewable annually for an indefinite period of time. At December 31, 2018 and 2017, there were no outstanding amounts related to those letters of credit.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

The Company is defending lawsuits relating to the costs and features of certain of its retirement or fund products. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the financial position of the Company.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s financial position, results of its operations, or cash flows.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide financial support to GWL&A NY related to the maintenance of adequate regulatory surplus and liquidity. The Company is obligated to invest in shares of GWL&A NY in order for GWL&A NY to maintain the capital and surplus at the greater of 1) $6,000, 2) 200% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are less than $3,000,000 or 3) 175% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are $3,000,000 or more. There is no limitation on the maximum potential future payments under the guarantee. The Company has no liability at December 31, 2018 and 2017 for obligations under the guarantee.

21.  Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through March 12, 2019, the date on which they were issued.

On January 24, 2019, the Company announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity

59

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

business and group life and health business. The transaction is in its initial stage, and is expected to close in the first half of 2019 subject to regulatory and customary closing conditions. On the closing date of the proposed transaction, the Company will transfer to Protective assets equal to the statutory liabilities being reinsured and will receive a ceding commission (subject to post-closing adjustments) from Protective in consideration of the transferred business.

60

Variable Annuity-2 Series Account

of Great-West Life & Annuity

Insurance Company

Annual Statement for the Year Ended

December 31, 2018 and Report of Independent

Registered Public Accounting Firm

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALGER SMID CAP FOCUS PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,545,632	$1,140,588	$1,676,623	$371,404	$128,964	$899,607
Investment income due and accrued
Receivable for investments sold	12		4
Purchase payments receivable						5,429

Total assets	1,545,644	1,140,588	1,676,627	371,404	128,964	905,036

LIABILITIES:
Payable for investments purchased						5,429
Redemptions payable	12		4
Due to Great-West Life & Annuity Insurance Company	292	215	309	54	21	127

Total liabilities	304	215	313	54	21	5,556

NET ASSETS	$1,545,340	$1,140,373	$1,676,314	$371,350	$128,943	$899,480

NET ASSETS REPRESENTED BY:
Accumulation units	$1,545,340	$1,140,373	$1,676,314	$371,350	$128,943	$899,480
Contracts in payout phase

NET ASSETS	$1,545,340	$1,140,373	$1,676,314	$371,350	$128,943	$899,480

ACCUMULATION UNITS OUTSTANDING	12,346	8,936	20,250	12,005	9,221	95,080

UNIT VALUE (ACCUMULATION)	$125.17	$127.62	$82.78	$30.93	$13.98	$9.46

(1) Cost of investments:	$1,177,814	$1,118,441	$1,459,962	$408,130	$128,747	$1,104,552
Shares of investments:	22,707	22,177	85,761	15,852	67,876	118,838

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND

ASSETS:
Investments at fair value (1)	$2,028,767	$1,535,508	$7,165,839	$8,301,442	$1,571,350	$5,510,243
Investment income due and accrued
Receivable for investments sold	6,699
Purchase payments receivable	4,113		13,655	16,288	8,408

Total assets	2,039,579	1,535,508	7,179,494	8,317,730	1,579,758	5,510,243

LIABILITIES:
Payable for investments purchased			13,500	16,200	8,408
Redemptions payable	10,812		155	88
Due to Great-West Life & Annuity Insurance Company	283	177	943	1,240	213	787

Total liabilities	11,095	177	14,598	17,528	8,621	787

NET ASSETS	$2,028,484	$1,535,331	$7,164,896	$8,300,202	$1,571,137	$5,509,456

NET ASSETS REPRESENTED BY:
Accumulation units	$2,028,484	$1,535,331	$7,164,896	$8,300,202	$1,571,137	$5,509,456
Contracts in payout phase

NET ASSETS	$2,028,484	$1,535,331	$7,164,896	$8,300,202	$1,571,137	$5,509,456

ACCUMULATION UNITS OUTSTANDING	194,808	153,561	619,269	770,603	168,380	542,519

UNIT VALUE (ACCUMULATION)	$10.41	$10.00	$11.57	$10.77	$9.33	$10.16

(1) Cost of investments:	$2,384,167	$1,602,615	$8,304,966	$9,063,279	$1,779,217	$6,466,392
Shares of investments:	183,267	159,285	391,148	828,487	128,905	430,152

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS GROWTH- INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND

ASSETS:
Investments at fair value (1)	$3,931,581	$4,036,411	$4,989,074	$3,489,987	$9,486,792	$8,771,919
Investment income due and accrued						38,855
Receivable for investments sold
Purchase payments receivable	2,102	14,725	5,429	8,225	6,317	10,859

Total assets	3,933,683	4,051,136	4,994,503	3,498,212	9,493,109	8,821,633

LIABILITIES:
Payable for investments purchased	2,102	14,725	5,429	8,225	6,317	9,547
Redemptions payable						1,312
Due to Great-West Life & Annuity Insurance Company	596	639	722	459	1,409	1,202

Total liabilities	2,698	15,364	6,151	8,684	7,726	12,061

NET ASSETS	$3,930,985	$4,035,772	$4,988,352	$3,489,528	$9,485,383	$8,809,572

NET ASSETS REPRESENTED BY:
Accumulation units	$3,930,985	$4,035,772	$4,988,352	$3,489,528	$9,485,383	$8,809,572
Contracts in payout phase

NET ASSETS	$3,930,985	$4,035,772	$4,988,352	$3,489,528	$9,485,383	$8,809,572

ACCUMULATION UNITS OUTSTANDING	417,300	427,689	491,716	315,925	942,008	835,037

UNIT VALUE (ACCUMULATION)	$9.42	$9.44	$10.14	$11.05	$10.07	$10.55

(1) Cost of investments:	$4,364,819	$4,441,791	$5,865,403	$3,976,831	$10,539,734	$9,401,259
Shares of investments:	57,278	90,767	286,728	168,517	732,571	1,289,988

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2

ASSETS:
Investments at fair value (1)	$4,213,049	$789,674	$3,985,573	$330,704	$3,870,586	$98,201
Investment income due and accrued
Receivable for investments sold	13,416			5	17
Purchase payments receivable			5,429

Total assets	4,226,465	789,674	3,991,002	330,709	3,870,603	98,201

LIABILITIES:
Payable for investments purchased			4,207
Redemptions payable	13,416		1,222	5	17
Due to Great-West Life & Annuity Insurance Company	626	84	556	63	728	18

Total liabilities	14,042	84	5,985	68	745	18

NET ASSETS	$4,212,423	$789,590	$3,985,017	$330,641	$3,869,858	$98,183

NET ASSETS REPRESENTED BY:
Accumulation units	$4,212,423	$789,590	$3,985,017	$330,641	$3,869,858	$98,183
Contracts in payout phase

NET ASSETS	$4,212,423	$789,590	$3,985,017	$330,641	$3,869,858	$98,183

ACCUMULATION UNITS OUTSTANDING	374,986	85,081	325,859	21,234	167,109	1,948

UNIT VALUE (ACCUMULATION)	$11.23	$9.28	$12.23	$15.57	$23.16	$50.40

(1) Cost of investments:	$4,566,341	$917,445	$4,720,274	$214,047	$4,475,047	$120,428
Shares of investments:	177,168	45,992	174,729	15,892	217,693	6,014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP REIT SERIES	DELAWARE VIP SMALL CAP VALUE SERIES

ASSETS:
Investments at fair value (1)	$38,867	$736,559	$4,262,223	$487,708	$1,699,916	$2,913,678
Investment income due and accrued
Receivable for investments sold			5,751
Purchase payments receivable		16,451	5,429			5,429

Total assets	38,867	753,010	4,273,403	487,708	1,699,916	2,919,107

LIABILITIES:
Payable for investments purchased		16,451				5,429
Redemptions payable			11,180
Due to Great-West Life & Annuity Insurance Company	1	73	566	72	255	402

Total liabilities	1	16,524	11,746	72	255	5,831

NET ASSETS	$38,866	$736,486	$4,261,657	$487,636	$1,699,661	$2,913,276

NET ASSETS REPRESENTED BY:
Accumulation units	$38,866	$736,486	$4,261,657	$487,636	$1,699,661	$2,913,276
Contracts in payout phase

NET ASSETS	$38,866	$736,486	$4,261,657	$487,636	$1,699,661	$2,913,276

ACCUMULATION UNITS OUTSTANDING	2,272	74,139	373,004	48,586	165,314	262,290

UNIT VALUE (ACCUMULATION)	$17.11	$9.93	$11.43	$10.04	$10.28	$11.11

(1) Cost of investments:	$52,672	$743,208	$4,817,509	$572,565	$1,938,288	$3,567,205
Shares of investments:	2,753	185,065	210,169	45,580	143,817	89,431

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO	DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.

ASSETS:
Investments at fair value (1)	$932,923	$1,190,720	$3,033,382	$1,395,967	$419,737	$246,035
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable			3,123	1,420

Total assets	932,923	1,190,720	3,036,505	1,397,387	419,737	246,035

LIABILITIES:
Payable for investments purchased			3,123	1,420
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	125	182	463	253	23	47

Total liabilities	125	182	3,586	1,673	23	47

NET ASSETS	$932,798	$1,190,538	$3,032,919	$1,395,714	$419,714	$245,988

NET ASSETS REPRESENTED BY:
Accumulation units	$932,798	$1,190,538	$3,032,919	$1,395,714	$419,714	$245,988
Contracts in payout phase

NET ASSETS	$932,798	$1,190,538	$3,032,919	$1,395,714	$419,714	$245,988

ACCUMULATION UNITS OUTSTANDING	114,572	142,185	337,682	166,682	18,586	4,462

UNIT VALUE (ACCUMULATION)	$8.14	$8.37	$8.98	$8.37	$22.58	$55.13

(1) Cost of investments:	$1,177,596	$1,428,728	$3,554,421	$1,668,380	$353,178	$259,953
Shares of investments:	88,935	108,742	134,757	91,479	19,697	8,006

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES	DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO	DWS CAPITAL GROWTH VIP	DWS CROCI® U.S. VIP

ASSETS:
Investments at fair value (1)	$271,927	$440,513	$336,582	$26,618	$1,572,659	$103,067
Investment income due and accrued	864	1,121	790
Receivable for investments sold			5
Purchase payments receivable

Total assets	272,791	441,634	337,377	26,618	1,572,659	103,067

LIABILITIES:
Payable for investments purchased
Redemptions payable			5
Due to Great-West Life & Annuity Insurance Company	53	41	64	1	108	6

Total liabilities	53	41	69	1	108	6

NET ASSETS	$272,738	$441,593	$337,308	$26,617	$1,572,551	$103,061

NET ASSETS REPRESENTED BY:
Accumulation units	$272,738	$441,593	$337,308	$26,617	$1,572,551	$103,061
Contracts in payout phase

NET ASSETS	$272,738	$441,593	$337,308	$26,617	$1,572,551	$103,061

ACCUMULATION UNITS OUTSTANDING	3,747	29,166	5,650	2,138	83,275	7,558

UNIT VALUE (ACCUMULATION)	$72.79	$15.14	$59.70	$12.45	$18.88	$13.64

(1) Cost of investments:	$287,532	$535,741	$296,133	$30,224	$1,580,249	$122,858
Shares of investments:	7,587	12,412	12,008	2,649	57,904	7,635

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DWS GLOBAL SMALL CAP VIP	DWS SMALL MID CAP VALUE VIP	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP BALANCED PORTFOLIO

ASSETS:
Investments at fair value (1)	$25,065	$198,954	$9,977,383	$929,560	$1,263,593	$20,869,367
Investment income due and accrued			32,732
Receivable for investments sold					57
Purchase payments receivable			158,873			115,081

Total assets	25,065	198,954	10,168,988	929,560	1,263,650	20,984,448

LIABILITIES:
Payable for investments purchased			158,873			115,081
Redemptions payable					57
Due to Great-West Life & Annuity Insurance Company	2	7	1,033	120	232	10,467

Total liabilities	2	7	159,906	120	289	125,548

NET ASSETS	$25,063	$198,947	$10,009,082	$929,440	$1,263,361	$20,858,900

NET ASSETS REPRESENTED BY:
Accumulation units	$25,063	$198,947	$10,009,082	$929,440	$1,263,361	$20,796,688
Contracts in payout phase						62,212

NET ASSETS	$25,063	$198,947	$10,009,082	$929,440	$1,263,361	$20,858,900

ACCUMULATION UNITS OUTSTANDING	2,148	12,362	957,148	95,041	25,481	2,023,687

UNIT VALUE (ACCUMULATION)	$11.67	$16.09	$10.46	$9.78	$49.58	$10.28

(1) Cost of investments:	$39,008	$259,836	$10,325,315	$993,992	$1,329,347	$23,176,314
Shares of investments:	2,925	16,308	1,118,541	153,901	92,368	1,274,854

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO

ASSETS:
Investments at fair value (1)	$973,671	$437,237	$375,293	$2,062,747	$246,672	$1,201,513
Investment income due and accrued		805
Receivable for investments sold				198		7
Purchase payments receivable

Total assets	973,671	438,042	375,293	2,062,945	246,672	1,201,520

LIABILITIES:
Payable for investments purchased
Redemptions payable				198		7
Due to Great-West Life & Annuity Insurance Company	177	83	66	386	47	227

Total liabilities	177	83	66	584	47	234

NET ASSETS	$973,494	$437,959	$375,227	$2,062,361	$246,625	$1,201,286

NET ASSETS REPRESENTED BY:
Accumulation units	$973,494	$437,959	$375,227	$2,062,361	$246,625	$1,201,286
Contracts in payout phase

NET ASSETS	$973,494	$437,959	$375,227	$2,062,361	$246,625	$1,201,286

ACCUMULATION UNITS OUTSTANDING	12,366	29,964	7,241	15,299	4,363	3,516

UNIT VALUE (ACCUMULATION)	$78.72	$14.62	$51.82	$134.80	$56.53	$341.66

(1) Cost of investments:	$808,139	$437,237	$296,484	$1,356,436	$264,967	$729,934
Shares of investments:	30,304	437,237	9,874	32,680	49,632	4,759

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT LARGE CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$2,106,911	$170,962	$116,398	$2,510,466	$8,674,724	$132,948
Investment income due and accrued
Receivable for investments sold	235
Purchase payments receivable				6,317	6,317

Total assets	2,107,146	170,962	116,398	2,516,783	8,681,041	132,948

LIABILITIES:
Payable for investments purchased				6,317	6,317
Redemptions payable	235
Due to Great-West Life & Annuity Insurance Company	301	33	22	408	1,318	25

Total liabilities	536	33	22	6,725	7,635	25

NET ASSETS	$2,106,610	$170,929	$116,376	$2,510,058	$8,673,406	$132,923

NET ASSETS REPRESENTED BY:
Accumulation units	$2,106,610	$170,929	$116,376	$2,510,058	$8,673,406	$132,923
Contracts in payout phase

NET ASSETS	$2,106,610	$170,929	$116,376	$2,510,058	$8,673,406	$132,923

ACCUMULATION UNITS OUTSTANDING	209,092	5,269	3,297	246,767	813,731	7,094

UNIT VALUE (ACCUMULATION)	$10.08	$32.44	$35.30	$10.17	$10.66	$18.74

(1) Cost of investments:	$2,397,657	$177,334	$98,571	$2,667,643	$9,307,530	$181,255
Shares of investments:	143,327	13,854	6,085	195,824	575,247	17,334

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$1,111,535	$40,163	$92,392	$2,258,344	$6,284,899	$964,941
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	12,633			16,451		1,420

Total assets	1,124,168	40,163	92,392	2,274,795	6,284,899	966,361

LIABILITIES:
Payable for investments purchased	12,633			16,451		1,420
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	167	7	17	313	811	126

Total liabilities	12,800	7	17	16,764	811	1,546

NET ASSETS	$1,111,368	$40,156	$92,375	$2,258,031	$6,284,088	$964,815

NET ASSETS REPRESENTED BY:
Accumulation units	$1,111,368	$40,156	$92,375	$2,258,031	$6,284,088	$964,815
Contracts in payout phase

NET ASSETS	$1,111,368	$40,156	$92,375	$2,258,031	$6,284,088	$964,815

ACCUMULATION UNITS OUTSTANDING	124,853	1,624	3,714	186,448	631,838	89,527

UNIT VALUE (ACCUMULATION)	$8.90	$24.73	$24.87	$12.11	$9.95	$10.78

(1) Cost of investments:	$1,199,715	$56,251	$107,806	$2,871,764	$7,909,970	$1,146,266
Shares of investments:	130,923	4,107	6,147	149,361	1,132,414	656,422

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST CORE BOND FUND	GREAT-WEST EMERGING MARKETS EQUITY FUND	GREAT-WEST GLOBAL BOND FUND

ASSETS:
Investments at fair value (1)	$17,748,174	$5,207,927	$13,280,861	$4,183,863	$686,828	$4,450,954
Investment income due and accrued
Receivable for investments sold	420	15,079	12,708
Purchase payments receivable					1,420

Total assets	17,748,594	5,223,006	13,293,569	4,183,863	688,248	4,450,954

LIABILITIES:
Payable for investments purchased					1,420
Redemptions payable	420	15,079	12,708
Due to Great-West Life & Annuity Insurance Company	12,368	792	1,626	457	104	545

Total liabilities	12,788	15,871	14,334	457	1,524	545

NET ASSETS	$17,735,806	$5,207,135	$13,279,235	$4,183,406	$686,724	$4,450,409

NET ASSETS REPRESENTED BY:
Accumulation units	$17,682,441	$5,207,135	$13,279,235	$4,183,406	$686,724	$4,450,409
Contracts in payout phase	53,365

NET ASSETS	$17,735,806	$5,207,135	$13,279,235	$4,183,406	$686,724	$4,450,409

ACCUMULATION UNITS OUTSTANDING	1,710,132	527,171	1,335,217	402,052	83,910	449,251

UNIT VALUE (ACCUMULATION)	$10.34	$9.88	$9.95	$10.41	$8.18	$9.91

(1) Cost of investments:	$17,884,085	$5,614,000	$14,459,547	$4,263,913	$710,220	$4,598,156
Shares of investments:	1,307,898	595,873	1,773,146	404,238	88,168	551,543

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL GROWTH FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$40,838,982	$366,382	$1,808,780	$11,185,245	$4,116,708	$712,372
Investment income due and accrued	6,582
Receivable for investments sold	98,044
Purchase payments receivable				1,134	15,603

Total assets	40,943,608	366,382	1,808,780	11,186,379	4,132,311	712,372

LIABILITIES:
Payable for investments purchased				1,134	15,565
Redemptions payable	98,044				38
Due to Great-West Life & Annuity Insurance Company	3,188	54	272	21,900	454	111

Total liabilities	101,232	54	272	23,034	16,057	111

NET ASSETS	$40,842,376	$366,328	$1,808,508	$11,163,345	$4,116,254	$712,261

NET ASSETS REPRESENTED BY:
Accumulation units	$40,842,376	$366,328	$1,808,508	$11,058,617	$4,116,254	$712,261
Contracts in payout phase				104,728

NET ASSETS	$40,842,376	$366,328	$1,808,508	$11,163,345	$4,116,254	$712,261

ACCUMULATION UNITS OUTSTANDING	4,101,599	37,056	193,051	1,042,144	363,702	71,915

UNIT VALUE (ACCUMULATION)	$9.96	$9.89	$9.37	$10.61	$11.32	$9.90

(1) Cost of investments:	$40,838,982	$379,571	$2,372,437	$12,649,040	$5,429,528	$904,536
Shares of investments:	40,838,982	38,689	191,608	1,108,548	438,414	79,595

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST LARGE CAP GROWTH FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND

ASSETS:
Investments at fair value (1)	$3,043,952	$1,259,711	$2,485,909	$5,446,205	$2,170,980	$1,755,933
Investment income due and accrued
Receivable for investments sold	1,573
Purchase payments receivable			1,134	1,134	1,134

Total assets	3,045,525	1,259,711	2,487,043	5,447,339	2,172,114	1,755,933

LIABILITIES:
Payable for investments purchased			1,134	1,134	1,134
Redemptions payable	1,573
Due to Great-West Life & Annuity Insurance Company	375	94	305	667	290	137

Total liabilities	1,948	94	1,439	1,801	1,424	137

NET ASSETS	$3,043,577	$1,259,617	$2,485,604	$5,445,538	$2,170,690	$1,755,796

NET ASSETS REPRESENTED BY:
Accumulation units	$3,043,577	$1,259,617	$2,485,604	$5,445,538	$2,170,690	$1,755,796
Contracts in payout phase

NET ASSETS	$3,043,577	$1,259,617	$2,485,604	$5,445,538	$2,170,690	$1,755,796

ACCUMULATION UNITS OUTSTANDING	232,606	117,565	230,866	495,671	195,743	154,651

UNIT VALUE (ACCUMULATION)	$13.08	$10.71	$10.77	$10.99	$11.09	$11.35

(1) Cost of investments:	$3,830,044	$1,350,888	$2,729,851	$6,014,589	$2,460,609	$1,955,342
Shares of investments:	370,310	99,034	248,591	412,904	214,312	138,045

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2050 FUND	GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	GREAT-WEST MID CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$444,709	$500,923	$185,699	$1,407,421	$2,108,523	$2,799,805
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	444,709	500,923	185,699	1,407,421	2,108,523	2,799,805

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	56	77	29	184	227	444

Total liabilities	56	77	29	184	227	444

NET ASSETS	$444,653	$500,846	$185,670	$1,407,237	$2,108,296	$2,799,361

NET ASSETS REPRESENTED BY:
Accumulation units	$444,653	$500,846	$185,670	$1,407,237	$2,108,296	$2,799,361
Contracts in payout phase

NET ASSETS	$444,653	$500,846	$185,670	$1,407,237	$2,108,296	$2,799,361

ACCUMULATION UNITS OUTSTANDING	39,737	44,559	16,432	125,995	202,438	251,044

UNIT VALUE (ACCUMULATION)	$11.19	$11.24	$11.30	$11.17	$10.41	$11.15

(1) Cost of investments:	$509,300	$581,055	$211,492	$1,608,742	$2,537,207	$3,400,172
Shares of investments:	44,875	39,787	18,206	92,899	92,682	267,668

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MULTI-SECTOR BOND FUND

ASSETS:
Investments at fair value (1)	$124,167,838	$75,088,296	$16,280,527	$16,056,185	$19,864,324	$7,537,298
Investment income due and accrued
Receivable for investments sold	137,939	94,758		44,700	33,605	91
Purchase payments receivable	225,000	56,609

Total assets	124,530,777	75,239,663	16,280,527	16,100,885	19,897,929	7,537,389

LIABILITIES:
Payable for investments purchased
Redemptions payable	362,939	151,367		44,700	33,605	91
Due to Great-West Life & Annuity Insurance Company	19,562	11,227	1,740	2,576	2,832	931

Total liabilities	382,501	162,594	1,740	47,276	36,437	1,022

NET ASSETS	$124,148,276	$75,077,069	$16,278,787	$16,053,609	$19,861,492	$7,536,367

NET ASSETS REPRESENTED BY:
Accumulation units	$124,148,276	$75,077,069	$16,278,787	$16,053,609	$19,861,492	$7,536,367
Contracts in payout phase

NET ASSETS	$124,148,276	$75,077,069	$16,278,787	$16,053,609	$19,861,492	$7,536,367

ACCUMULATION UNITS OUTSTANDING	12,563,998	7,559,212	1,630,919	1,627,063	2,000,273	689,406

UNIT VALUE (ACCUMULATION)	$9.88	$9.93	$9.98	$9.87	$9.93	$10.93

(1) Cost of investments:	$139,585,933	$88,369,845	$19,318,542	$17,815,051	$22,313,738	$7,888,862
Shares of investments:	13,139,454	12,091,513	2,345,897	1,822,495	2,520,853	597,250

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST PUTNAM EQUITY INCOME FUND	GREAT-WEST PUTNAM HIGH YIELD BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND

ASSETS:
Investments at fair value (1)	$3,520,030	$1,677,519	$4,218,754	$73,649,859	$21,064,498	$22,718,186
Investment income due and accrued
Receivable for investments sold		1,225
Purchase payments receivable			43,945	511,118	102,514	91,941

Total assets	3,520,030	1,678,744	4,262,699	74,160,977	21,167,012	22,810,127

LIABILITIES:
Payable for investments purchased			43,878	510,831	102,382	91,735
Redemptions payable		1,225	67	287	132	206
Due to Great-West Life & Annuity Insurance Company	503	211	438	73,981	14,078	14,971

Total liabilities	503	1,436	44,383	585,099	116,592	106,912

NET ASSETS	$3,519,527	$1,677,308	$4,218,316	$73,575,878	$21,050,420	$22,703,215

NET ASSETS REPRESENTED BY:
Accumulation units	$3,519,527	$1,677,308	$4,218,316	$73,242,279	$20,991,395	$22,639,951
Contracts in payout phase				333,599	59,025	63,264

NET ASSETS	$3,519,527	$1,677,308	$4,218,316	$73,575,878	$21,050,420	$22,703,215

ACCUMULATION UNITS OUTSTANDING	310,492	150,587	392,396	5,655,796	1,841,606	1,882,759

UNIT VALUE (ACCUMULATION)	$11.34	$11.14	$10.75	$12.95	$11.40	$12.02

(1) Cost of investments:	$4,130,544	$1,871,085	$4,581,381	$81,045,581	$24,794,930	$28,349,703
Shares of investments:	272,448	232,022	395,014	3,810,132	1,529,738	2,105,485

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST SMALL CAP GROWTH FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO V.I. CORE EQUITY FUND

ASSETS:
Investments at fair value (1)	$269,427,589	$7,640,954	$1,119,559	$11,197,534	$1,719,181	$358,259
Investment income due and accrued
Receivable for investments sold	619,961		1,216
Purchase payments receivable	172,000			4,204

Total assets	270,219,550	7,640,954	1,120,775	11,201,738	1,719,181	358,259

LIABILITIES:
Payable for investments purchased				4,096
Redemptions payable	791,961		1,216	108
Due to Great-West Life & Annuity Insurance Company	42,185	682	163	1,492	172	53

Total liabilities	834,146	682	1,379	5,696	172	53

NET ASSETS	$269,385,404	$7,640,272	$1,119,396	$11,196,042	$1,719,009	$358,206

NET ASSETS REPRESENTED BY:
Accumulation units	$269,385,404	$7,640,272	$1,119,396	$11,196,042	$1,719,009	$358,206
Contracts in payout phase

NET ASSETS	$269,385,404	$7,640,272	$1,119,396	$11,196,042	$1,719,009	$358,206

ACCUMULATION UNITS OUTSTANDING	24,756,742	737,333	88,413	866,140	166,598	31,599

UNIT VALUE (ACCUMULATION)	$10.88	$10.36	$12.66	$12.93	$10.32	$11.34

(1) Cost of investments:	$292,929,707	$7,706,846	$1,513,703	$12,520,406	$1,728,350	$443,822
Shares of investments:	25,086,368	749,848	125,652	466,564	145,941	11,685

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP ENERGY FUND	JANUS HENDERSON VIT BALANCED PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,143,488	$3,921,453	$1,748,666	$239,227	$845,022	$32,692,027
Investment income due and accrued
Receivable for investments sold	30	548	55
Purchase payments receivable						7,440

Total assets	1,143,518	3,922,001	1,748,721	239,227	845,022	32,699,467

LIABILITIES:
Payable for investments purchased						7,440
Redemptions payable	30	548	55
Due to Great-West Life & Annuity Insurance Company	165	513	217	33	126	3,863

Total liabilities	195	1,061	272	33	126	11,303

NET ASSETS	$1,143,323	$3,920,940	$1,748,449	$239,194	$844,896	$32,688,164

NET ASSETS REPRESENTED BY:
Accumulation units	$1,143,323	$3,920,940	$1,748,449	$239,194	$844,896	$32,688,164
Contracts in payout phase

NET ASSETS	$1,143,323	$3,920,940	$1,748,449	$239,194	$844,896	$32,688,164

ACCUMULATION UNITS OUTSTANDING	107,762	342,196	174,859	23,382	127,280	2,531,850

UNIT VALUE (ACCUMULATION)	$10.61	$11.46	$10.00	$10.23	$6.64	$12.91

(1) Cost of investments:	$1,251,935	$4,830,659	$1,947,918	$283,400	$1,222,712	$33,326,841
Shares of investments:	76,080	224,339	53,789	15,874	218,612	918,573

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO

ASSETS:
Investments at fair value (1)	$5,811,956	$3,038,933	$144,253	$121,671	$110,378	$278,432
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	15,950

Total assets	5,827,906	3,038,933	144,253	121,671	110,378	278,432

LIABILITIES:
Payable for investments purchased	14,621
Redemptions payable	1,329
Due to Great-West Life & Annuity Insurance Company	725	329	9	23	8	46

Total liabilities	16,675	329	9	23	8	46

NET ASSETS	$5,811,231	$3,038,604	$144,244	$121,648	$110,370	$278,386

NET ASSETS REPRESENTED BY:
Accumulation units	$5,811,231	$3,038,604	$144,244	$121,648	$110,370	$278,386
Contracts in payout phase

NET ASSETS	$5,811,231	$3,038,604	$144,244	$121,648	$110,370	$278,386

ACCUMULATION UNITS OUTSTANDING	442,334	290,027	9,568	6,428	11,620	27,604

UNIT VALUE (ACCUMULATION)	$13.14	$10.48	$15.08	$18.92	$9.50	$10.08

(1) Cost of investments:	$6,102,657	$3,137,620	$185,519	$182,621	$145,617	$299,333
Shares of investments:	92,268	248,482	10,591	4,555	4,305	18,068

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	MFS VIT II TECHNOLOGY PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO

ASSETS:
Investments at fair value (1)	$597,892	$263,298	$417,897	$1,703,684	$8,422,738	$972,358
Investment income due and accrued
Receivable for investments sold					8,947
Purchase payments receivable					5,429	4,113

Total assets	597,892	263,298	417,897	1,703,684	8,437,114	976,471

LIABILITIES:
Payable for investments purchased						4,113
Redemptions payable					14,376
Due to Great-West Life & Annuity Insurance Company	95	41	62	262	1,245	138

Total liabilities	95	41	62	262	15,621	4,251

NET ASSETS	$597,797	$263,257	$417,835	$1,703,422	$8,421,493	$972,220

NET ASSETS REPRESENTED BY:
Accumulation units	$597,797	$263,257	$417,835	$1,703,422	$8,421,493	$972,220
Contracts in payout phase

NET ASSETS	$597,797	$263,257	$417,835	$1,703,422	$8,421,493	$972,220

ACCUMULATION UNITS OUTSTANDING	59,765	30,691	38,107	150,154	566,823	94,624

UNIT VALUE (ACCUMULATION)	$10.00	$8.58	$10.96	$11.34	$14.86	$10.27

(1) Cost of investments:	$619,978	$319,529	$377,131	$1,945,567	$9,351,828	$1,201,333
Shares of investments:	59,315	12,598	16,736	37,969	512,332	89,044

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	MORGAN STANLEY VIF MID CAP GROWTH PORTFOLIO	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	NVIT EMERGING MARKETS FUND	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	OPPENHEIMER TOTAL RETURN BOND FUND/VA

ASSETS:
Investments at fair value (1)	$20,084	$564,275	$91,696	$1,474,826	$2,620,743	$1,095,292
Investment income due and accrued
Receivable for investments sold				3,885
Purchase payments receivable				6,317	6,317

Total assets	20,084	564,275	91,696	1,485,028	2,627,060	1,095,292

LIABILITIES:
Payable for investments purchased					6,317
Redemptions payable				10,202
Due to Great-West Life & Annuity Insurance Company	1	52	17	234	404	179

Total liabilities	1	52	17	10,436	6,721	179

NET ASSETS	$20,083	$564,223	$91,679	$1,474,592	$2,620,339	$1,095,113

NET ASSETS REPRESENTED BY:
Accumulation units	$20,083	$564,223	$91,679	$1,474,592	$2,620,339	$1,095,113
Contracts in payout phase

NET ASSETS	$20,083	$564,223	$91,679	$1,474,592	$2,620,339	$1,095,113

ACCUMULATION UNITS OUTSTANDING	1,036	37,498	8,440	166,293	251,543	110,478

UNIT VALUE (ACCUMULATION)	$19.39	$15.05	$10.86	$8.87	$10.42	$9.91

(1) Cost of investments:	$20,213	$607,407	$85,138	$1,802,740	$3,276,540	$1,106,142
Shares of investments:	1,927	24,760	8,298	695,673	130,841	148,213

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT SHORT TERM PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO

ASSETS:
Investments at fair value (1)	$917,559	$1,683,321	$2,700,668	$1,713,280	$6,354,022	$11,983,749
Investment income due and accrued		2,219	6,643	2,699	8,919	27,973
Receivable for investments sold
Purchase payments receivable					137,442	137,442

Total assets	917,559	1,685,540	2,707,311	1,715,979	6,500,383	12,149,164

LIABILITIES:
Payable for investments purchased					137,442	137,183
Redemptions payable						259
Due to Great-West Life & Annuity Insurance Company	84	212	292	217	621	1,138

Total liabilities	84	212	292	217	138,063	138,580

NET ASSETS	$917,475	$1,685,328	$2,707,019	$1,715,762	$6,362,320	$12,010,584

NET ASSETS REPRESENTED BY:
Accumulation units	$917,475	$1,685,328	$2,707,019	$1,715,762	$6,362,320	$12,010,584
Contracts in payout phase

NET ASSETS	$917,475	$1,685,328	$2,707,019	$1,715,762	$6,362,320	$12,010,584

ACCUMULATION UNITS OUTSTANDING	130,981	172,311	267,597	171,976	617,480	1,143,802

UNIT VALUE (ACCUMULATION)	$7.00	$9.78	$10.12	$9.98	$10.30	$10.50

(1) Cost of investments:	$1,105,751	$1,681,520	$2,756,135	$1,770,507	$6,383,388	$12,294,643
Shares of investments:	150,666	144,864	267,923	144,581	617,495	1,143,488

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND

ASSETS:
Investments at fair value (1)	$1,107,657	$4,266,110	$1,490,679	$4,126,023	$4,326,444	$713,259
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable				4,204

Total assets	1,107,657	4,266,110	1,490,679	4,130,227	4,326,444	713,259

LIABILITIES:
Payable for investments purchased				3,934
Redemptions payable				270
Due to Great-West Life & Annuity Insurance Company	159	686	233	543	675	116

Total liabilities	159	686	233	4,747	675	116

NET ASSETS	$1,107,498	$4,265,424	$1,490,446	$4,125,480	$4,325,769	$713,143

NET ASSETS REPRESENTED BY:
Accumulation units	$1,107,498	$4,265,424	$1,490,446	$4,125,480	$4,325,769	$713,143
Contracts in payout phase

NET ASSETS	$1,107,498	$4,265,424	$1,490,446	$4,125,480	$4,325,769	$713,143

ACCUMULATION UNITS OUTSTANDING	108,281	404,296	148,872	311,154	425,792	82,063

UNIT VALUE (ACCUMULATION)	$10.23	$10.55	$10.01	$13.26	$10.16	$8.69

(1) Cost of investments:	$1,136,272	$4,813,032	$1,581,478	$4,173,880	$4,324,934	$868,381
Shares of investments:	47,909	277,922	88,258	431,141	404,341	58,608

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	PUTNAM VT MULTI-CAP CORE FUND	PUTNAM VT RESEARCH FUND

ASSETS:
Investments at fair value (1)	$122,826	$98,912	$268,034	$1,105,366	$254,112	$287,300
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable			4,113

Total assets	122,826	98,912	272,147	1,105,366	254,112	287,300

LIABILITIES:
Payable for investments purchased			4,113
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	13	16	21	173	28	34

Total liabilities	13	16	4,134	173	28	34

NET ASSETS	$122,813	$98,896	$268,013	$1,105,193	$254,084	$287,266

NET ASSETS REPRESENTED BY:
Accumulation units	$122,813	$98,896	$268,013	$1,105,193	$254,084	$287,266
Contracts in payout phase

NET ASSETS	$122,813	$98,896	$268,013	$1,105,193	$254,084	$287,266

ACCUMULATION UNITS OUTSTANDING	11,490	9,943	26,823	118,425	22,317	24,539

UNIT VALUE (ACCUMULATION)	$10.69	$9.95	$9.99	$9.33	$11.39	$11.71

(1) Cost of investments:	$134,048	$115,182	$274,870	$1,178,818	$286,237	$310,956
Shares of investments:	6,995	10,568	29,198	116,723	15,072	11,271

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP GROWTH FUND	PUTNAM VT SMALL CAP VALUE FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S

ASSETS:
Investments at fair value (1)	$616,093	$639,381	$32,926,595	$9,797,575	$52,019	$564,690
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable			48,354	14,971		4,113

Total assets	616,093	639,381	32,974,949	9,812,546	52,019	568,803

LIABILITIES:
Payable for investments purchased			46,754	14,702		4,113
Redemptions payable			1,600	269
Due to Great-West Life & Annuity Insurance Company	60	92	4,254	1,352	10	69

Total liabilities	60	92	52,608	16,323	10	4,182

NET ASSETS	$616,033	$639,289	$32,922,341	$9,796,223	$52,009	$564,621

NET ASSETS REPRESENTED BY:
Accumulation units	$616,033	$639,289	$32,922,341	$9,796,223	$52,009	$564,621
Contracts in payout phase

NET ASSETS	$616,033	$639,289	$32,922,341	$9,796,223	$52,009	$564,621

ACCUMULATION UNITS OUTSTANDING	53,284	66,608	2,388,085	762,459	1,767	86,483

UNIT VALUE (ACCUMULATION)	$11.56	$9.60	$13.79	$12.85	$29.43	$6.53

(1) Cost of investments:	$808,423	$912,555	$33,675,707	$10,751,431	$57,774	$726,284
Shares of investments:	45,943	72,165	1,110,135	253,692	4,360	34,495

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

INVESTMENT DIVISIONS

VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS
ASSETS:
Investments at fair value (1)	$47,500
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	47,500

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	9

Total liabilities	9

NET ASSETS	$47,491

NET ASSETS REPRESENTED BY:
Accumulation units	$47,491
Contracts in payout phase

NET ASSETS	$47,491

ACCUMULATION UNITS OUTSTANDING	1,783

UNIT VALUE (ACCUMULATION)	$26.64

(1) Cost of investments:	$65,557
Shares of investments:	2,791

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALGER SMALL CAP GROWTH PORTFOLIO		ALGER SMID CAP FOCUS PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,431	$		$		$		$		$18,892

EXPENSES:
Mortality and expense risk	22,178		15,855		33,532		4,046		1,799	9,637
Administrative charges	2,571		1,842		2,427		302

Total expenses	24,749		17,697		35,959		4,348		1,799	9,637

NET INVESTMENT INCOME (LOSS)	(23,318)		(17,697)		(35,959)		(4,348)		(1,799)	9,255

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	157,145		54,728		172,104		(15,220)		2,355	(16,305)
Realized gain on distributions	273,961		211,439		346,033		16,263		17,750

Net realized gain (loss) on investments	431,106		266,167		518,137		1,043		20,105	(16,305)

Change in net unrealized appreciation (depreciation) on investments	(416,752)		(241,257)		(674,572)		7,529		(23,000)	(187,848)

Net realized and unrealized gain (loss) on investments	14,354		24,910		(156,435)		8,572		(2,895)	(204,153)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,964)		$7,213		$(192,394)		$4,224		$(4,694)	$(194,898)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
					(1)

INVESTMENT INCOME:
Dividends	$123,255	$41,182	$85,899	$117,961	$24,800	$82,396

EXPENSES:
Mortality and expense risk	20,795	11,256	63,039	84,446	5,425	42,144
Administrative charges

Total expenses	20,795	11,256	63,039	84,446	5,425	42,144

NET INVESTMENT INCOME (LOSS)	102,460	29,926	22,860	33,515	19,375	40,252

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	28,083	(7,221)	42,207	52,250	(1,593)	8,663
Realized gain on distributions	6,229		329,248	384	12,193	305,459

Net realized gain (loss) on investments	34,312	(7,221)	371,455	52,634	10,600	314,122

Change in net unrealized appreciation (depreciation) on investments	(462,849)	(67,019)	(1,510,974)	(1,044,564)	(207,867)	(1,002,591)

Net realized and unrealized gain (loss) on investments	(428,537)	(74,240)	(1,139,519)	(991,930)	(197,267)	(688,469)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(326,077)	$(44,314)	$(1,116,659)	$(958,415)	$(177,892)	$(648,217)

            (1) For the period May 16, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS GROWTH- INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND
	(1)	(2)

INVESTMENT INCOME:
Dividends	$6,967	$43,106	$83,495	$25,081	$88,738	$382,159

EXPENSES:
Mortality and expense risk	15,203	17,260	50,077	30,516	97,791	71,948
Administrative charges

Total expenses	15,203	17,260	50,077	30,516	97,791	71,948

NET INVESTMENT INCOME (LOSS)	(8,236)	25,846	33,418	(5,435)	(9,053)	310,211

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(10,601)	(8,421)	107,896	56,565	119,739	5,946
Realized gain on distributions	6,412	15,351	230,629	87,014	448,255

Net realized gain (loss) on investments	(4,189)	6,930	338,525	143,579	567,994	5,946

Change in net unrealized appreciation (depreciation) on investments	(433,238)	(405,380)	(1,188,998)	(696,096)	(1,421,628)	(661,255)

Net realized and unrealized gain (loss) on investments	(437,427)	(398,450)	(850,473)	(552,517)	(853,634)	(655,309)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(445,663)	$(372,604)	$(817,055)	$(557,952)	$(862,687)	$(345,098)

                                         (1) For the period July 10, 2018 to December 31, 2018.

                                         (2) For the period May 21, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS
	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2

INVESTMENT INCOME:
Dividends	$5,508	$1,602	$		$		$		$

EXPENSES:
Mortality and expense risk	33,332	4,495		28,568		5,074		58,629		1,579
Administrative charges						609		6,475		141

Total expenses	33,332	4,495		28,568		5,683		65,104		1,720

NET INVESTMENT INCOME (LOSS)	(27,824)	(2,893)		(28,568)		(5,683)		(65,104)		(1,720)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	25,999	1,528		43,470		31,460		14,225		(8,779)
Realized gain on distributions	112,988	15,392		444,437				475,897		14,358

Net realized gain (loss) on investments	138,987	16,920		487,907		31,460		490,122		5,579

Change in net unrealized appreciation (depreciation) on investments	(364,611)	(127,159)		(823,046)		(79,105)		(815,170)		(13,154)

Net realized and unrealized gain (loss) on investments	(225,624)	(110,239)		(335,139)		(47,645)		(325,048)		(7,575)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(253,448)	$(113,132)		$(363,707)		$(53,328)		$(390,152)		$(9,295)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP REIT SERIES	DELAWARE VIP SMALL CAP VALUE SERIES
		(1)

INVESTMENT INCOME:
Dividends	$82	$6,674	$119,609	$9,732	$30,456	$15,198

EXPENSES:
Mortality and expense risk	124	1,609	36,204	4,561	19,063	28,096
Administrative charges

Total expenses	124	1,609	36,204	4,561	19,063	28,096

NET INVESTMENT INCOME (LOSS)	(42)	5,065	83,405	5,171	11,393	(12,898)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(5)	(2,299)	169,127	1,770	(29,253)	2,158
Realized gain on distributions	7,027		12,913		50,365	181,776

Net realized gain (loss) on investments	7,022	(2,299)	182,040	1,770	21,112	183,934

Change in net unrealized appreciation (depreciation) on investments	(15,733)	(6,649)	(1,035,821)	(104,077)	(181,480)	(796,387)

Net realized and unrealized gain (loss) on investments	(8,711)	(8,948)	(853,781)	(102,307)	(160,368)	(612,453)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,753)	$(3,883)	$(770,376)	$(97,136)	$(148,975)	$(625,351)

	(1) For the period June 4, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO		DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.
		(1)		(2)

INVESTMENT INCOME:
Dividends	$17,508	$35,491	$72,328	$10,149	$		$6,061

EXPENSES:
Mortality and expense risk	3,254	7,215	18,476	4,553		2,114	4,320
Administrative charges	1,022		1,545				509

Total expenses	4,276	7,215	20,021	4,553		2,114	4,829

NET INVESTMENT INCOME (LOSS)	13,232	28,276	52,307	5,596		(2,114)	1,232

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,353)	(4,439)	1,080	(1,205)		10,815	26,578
Realized gain on distributions	45,804	3,672	71,174	59,083		26,552	64,110

Net realized gain (loss) on investments	44,451	(767)	72,254	57,878		37,367	90,688

Change in net unrealized appreciation (depreciation) on investments	(244,486)	(238,008)	(522,261)	(272,413)		(39,401)	(105,852)

Net realized and unrealized gain (loss) on investments	(200,035)	(238,775)	(450,007)	(214,535)		(2,034)	(15,164)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(186,803)	$(210,499)	$(397,700)	$(208,939)		$(4,148)	$(13,932)

	(1) For the period January 30, 2018 to December 31, 2018. (2) For the period June 15, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES	DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO	DWS CAPITAL GROWTH VIP	DWS CROCI® U.S. VIP

INVESTMENT INCOME:
Dividends	$3,833	$4,987	$3,129	$456	$17,404	$2,494

EXPENSES:
Mortality and expense risk	3,832	3,257	4,924	78	14,908	503
Administrative charges	458		588

Total expenses	4,290	3,257	5,512	78	14,908	503

NET INVESTMENT INCOME (LOSS)	(457)	1,730	(2,383)	378	2,496	1,991

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,727	(914)	28,155	12	407,479	(33)
Realized gain on distributions	37,960	61,817	33,777		334,281	8,145

Net realized gain (loss) on investments	39,687	60,903	61,932	12	741,760	8,112

Change in net unrealized appreciation (depreciation) on investments	(63,461)	(99,291)	(84,500)	(5,917)	(522,407)	(22,971)

Net realized and unrealized gain (loss) on investments	(23,774)	(38,388)	(22,568)	(5,905)	219,353	(14,859)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,231)	$(36,658)	$(24,951)	$(5,527)	$221,849	$(12,868)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DWS GLOBAL SMALL CAP VIP		DWS SMALL MID CAP VALUE VIP	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP BALANCED PORTFOLIO

INVESTMENT INCOME:
Dividends	$		$2,306	$242,921	$31,407	$23,173	$249,618

EXPENSES:
Mortality and expense risk		179	605	50,796	6,397	17,298	119,506
Administrative charges						1,316

Total expenses		179	605	50,796	6,397	18,614	119,506

NET INVESTMENT INCOME (LOSS)		(179)	1,701	192,125	25,010	4,559	130,112

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(30)	115	(5,401)	(1,263)	2,137	39,098
Realized gain on distributions		4,212	40,772			44,931	571,108

Net realized gain (loss) on investments		4,182	40,887	(5,401)	(1,263)	47,068	610,206

Change in net unrealized appreciation (depreciation) on investments		(10,769)	(82,016)	(340,749)	(65,748)	(141,597)	(2,383,421)

Net realized and unrealized gain (loss) on investments		(6,587)	(41,129)	(346,150)	(67,011)	(94,529)	(1,773,215)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(6,766)	$(39,428)	$(154,025)	$(42,001)	$(89,970)	$(1,643,103)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO

INVESTMENT INCOME:
Dividends	$7,832	$6,807	$466	$5,718	$14,782	$25,023

EXPENSES:
Mortality and expense risk	14,097	5,177	4,709	30,556	3,573	17,661
Administrative charges	1,053	514	275	3,241	417	1,896

Total expenses	15,150	5,691	4,984	33,797	3,990	19,557

NET INVESTMENT INCOME (LOSS)	(7,318)	1,116	(4,518)	(28,079)	10,792	5,466

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	29,317		30,207	198,807	(3,200)	100,037
Realized gain on distributions	97,343		21,750	339,173		6,684

Net realized gain (loss) on investments	126,660	0	51,957	537,980	(3,200)	106,721

Change in net unrealized appreciation (depreciation) on investments	(199,372)		(11,827)	(522,734)	(19,895)	(184,706)

Net realized and unrealized gain (loss) on investments	(72,712)	0	40,130	15,246	(23,095)	(77,985)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(80,030)	$1,116	$35,612	$(12,833)	$(12,303)	$(72,519)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT LARGE CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$12,576	$4,289	$2,130	$38,399	$357,522	$1,918

EXPENSES:
Mortality and expense risk	14,883	2,213	1,922	23,622	88,531	1,967
Administrative charges		245	201			217

Total expenses	14,883	2,458	2,123	23,622	88,531	2,184

NET INVESTMENT INCOME (LOSS)	(2,307)	1,831	7	14,777	268,991	(266)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(2,822)	(496)	13,687	(8,140)	52,412	(7,598)
Realized gain on distributions	7,834	1,105		4,312		8,219

Net realized gain (loss) on investments	5,012	609	13,687	(3,828)	52,412	621

Change in net unrealized appreciation (depreciation) on investments	(311,319)	(6,029)	(36,783)	(168,115)	(835,388)	(14,810)

Net realized and unrealized gain (loss) on investments	(306,307)	(5,420)	(23,096)	(171,943)	(782,976)	(14,189)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(308,614)	$(3,589)	$(23,089)	$(157,166)	$(513,985)	$(14,455)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS
	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	GOLDMAN SACHS VIT STRATEGIC INCOME FUND	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS	GREAT-WEST AGGRESSIVE PROFILE FUND
			(1)

INVESTMENT INCOME:
Dividends	$25,982	$200	$592	$1,284	$24,029	$162,896

EXPENSES:
Mortality and expense risk	8,224	526	1,084	1,527	20,478	55,503
Administrative charges		40		102

Total expenses	8,224	566	1,084	1,629	20,478	55,503

NET INVESTMENT INCOME (LOSS)	17,758	(366)	(492)	(345)	3,551	107,393

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(458)	2,179	(6,330)	16,155	12,253	(2,929)
Realized gain on distributions		20,019		15,045	363,367	753,582

Net realized gain (loss) on investments	(458)	22,198	(6,330)	31,200	375,620	750,653

Change in net unrealized appreciation (depreciation) on investments	(86,387)	(23,457)	6,642	(36,322)	(606,525)	(1,623,084)

Net realized and unrealized gain (loss) on investments	(86,845)	(1,259)	312	(5,122)	(230,905)	(872,431)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(69,087)	$(1,625)	$(180)	$(5,467)	$(227,354)	$(765,038)

	(1) For the period January 1, 2018 to April 30, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS
	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST CORE BOND FUND	GREAT-WEST EMERGING MARKETS EQUITY FUND
						(1)

INVESTMENT INCOME:
Dividends	$6,995	$215,287	$110,334	$410,275	$85,430	$5,458

EXPENSES:
Mortality and expense risk	9,697	112,273	52,419	122,321	26,176	1,267
Administrative charges

Total expenses	9,697	112,273	52,419	122,321	26,176	1,267

NET INVESTMENT INCOME (LOSS)	(2,702)	103,014	57,915	287,954	59,254	4,191

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	5,339	(15,234)	(20,242)	(81,974)	(5,417)	(1,594)
Realized gain on distributions	677		125,750	373,924

Net realized gain (loss) on investments	6,016	(15,234)	105,508	291,950	(5,417)	(1,594)

Change in net unrealized appreciation (depreciation) on investments	(187,009)	(179,114)	(389,814)	(1,120,717)	(90,726)	(23,392)

Net realized and unrealized gain (loss) on investments	(180,993)	(194,348)	(284,306)	(828,767)	(96,143)	(24,986)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(183,695)	$(91,334)	$(226,391)	$(540,813)	$(36,889)	$(20,795)

	(1) For the period July 10, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST GLOBAL BOND FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL GROWTH FUND		GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND
			(1)

INVESTMENT INCOME:
Dividends	$99,447	$397,519	$11,613	$		$231,427	$58,745

EXPENSES:
Mortality and expense risk	33,540	160,111	865		19,280	67,221	32,319
Administrative charges

Total expenses	33,540	160,111	865		19,280	67,221	32,319

NET INVESTMENT INCOME (LOSS)	65,907	237,408	10,748		(19,280)	164,206	26,426

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(37,146)		(149)		43,075	70,217	42,703
Realized gain on distributions	16,187				210,671	150,020	837,089

Net realized gain (loss) on investments	(20,959)	0	(149)		253,746	220,237	879,792

Change in net unrealized appreciation (depreciation) on investments	(88,027)		(13,189)		(600,527)	(2,123,823)	(1,658,847)

Net realized and unrealized gain (loss) on investments	(108,986)	0	(13,338)		(346,781)	(1,903,586)	(779,055)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(43,079)	$237,408	$(2,590)		$(366,061)	$(1,739,380)	$(752,629)

	(1)For the period June 20, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LARGE CAP GROWTH FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND

INVESTMENT INCOME:
Dividends	$22,929	$7,527	$28,769 $	70,772	$116,032	$58,336

EXPENSES:
Mortality and expense risk	6,991	21,866	7,260	20,792	49,100	16,218
Administrative charges

Total expenses	6,991	21,866	7,260	20,792	49,100	16,218

NET INVESTMENT INCOME (LOSS)	15,938	(14,339)	21,509	49,980	66,932	42,118

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,274	21,514	1,305	5,763	70,468	20,428
Realized gain on distributions	29,358	620,026	47,292	68,559	290,893	81,683

Net realized gain (loss) on investments	30,632	641,540	48,597	74,322	361,361	102,111

Change in net unrealized appreciation (depreciation) on investments	(183,111)	(815,306)	(135,766)	(270,561)	(797,853)	(328,490)

Net realized and unrealized gain (loss) on investments	(152,479)	(173,766)	(87,169)	(196,239)	(436,492)	(226,379)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(136,541)	$(188,105)	$(65,660)	$(146,259)	$(369,560)	$(184,261)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2050 FUND	GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$33,876	$13,234	$8,301	$4,837	$22,321	$

EXPENSES:
Mortality and expense risk	11,159	3,663	3,999	1,472	11,139		16,283
Administrative charges

Total expenses	11,159	3,663	3,999	1,472	11,139		16,283

NET INVESTMENT INCOME (LOSS)	22,717	9,571	4,302	3,365	11,182		(16,283)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	41,973	32	12,890	10,157	3,106		37
Realized gain on distributions	147,550	18,842	33,535	6,673	93,819		59,747

Net realized gain (loss) on investments	189,523	18,874	46,425	16,830	96,925		59,784

Change in net unrealized appreciation (depreciation) on investments	(371,127)	(64,629)	(105,252)	(38,157)	(264,407)		(472,146)

Net realized and unrealized gain (loss) on investments	(181,604)	(45,755)	(58,827)	(21,327)	(167,482)		(412,362)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(158,887)	$(36,184)	$(54,525)	$(17,962)	$(156,300)		$(428,645)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST MID CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS

INVESTMENT INCOME:
Dividends	$139,197	$1,786,904	$2,332,140	$468,595	$332,664	$575,250

EXPENSES:
Mortality and expense risk	30,676	1,008,143	844,875	105,924	138,106	210,140
Administrative charges

Total expenses	30,676	1,008,143	844,875	105,924	138,106	210,140

NET INVESTMENT INCOME (LOSS)	108,521	778,761	1,487,265	362,671	194,558	365,110

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	9,491	(27,166)	(270,096)	(269,970)	(16,052)	(37,637)
Realized gain on distributions	79,564	5,259,448	5,247,303	1,422,151	610,057	879,365

Net realized gain (loss) on investments	89,055	5,232,282	4,977,207	1,152,181	594,005	841,728

Change in net unrealized appreciation (depreciation) on investments	(624,973)	(15,515,223)	(12,451,521)	(3,050,139)	(1,749,205)	(2,435,645)

Net realized and unrealized gain (loss) on investments	(535,918)	(10,282,941)	(7,474,314)	(1,897,958)	(1,155,200)	(1,593,917)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(427,397)	$(9,504,180)	$(5,987,049)	$(1,535,287)	$(960,642)	$(1,228,807)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST PUTNAM EQUITY INCOME FUND	GREAT-WEST PUTNAM HIGH YIELD BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND

INVESTMENT INCOME:
Dividends	$179,838	$46,676	$126,522	$81,975	$545,007	$151,081

EXPENSES:
Mortality and expense risk	58,048	31,776	14,456	28,830	493,934	159,221
Administrative charges

Total expenses	58,048	31,776	14,456	28,830	493,934	159,221

NET INVESTMENT INCOME (LOSS)	121,790	14,900	112,066	53,145	51,073	(8,140)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(31,785)	29,390	(13,120)	(73,513)	1,989,709	461,080
Realized gain on distributions	39,031	237,588		80,218	6,355,436	1,411,700

Net realized gain (loss) on investments	7,246	266,978	(13,120)	6,705	8,345,145	1,872,780

Change in net unrealized appreciation (depreciation) on investments	(413,072)	(677,812)	(180,634)	(249,894)	(13,054,464)	(4,680,779)

Net realized and unrealized gain (loss) on investments	(405,826)	(410,834)	(193,754)	(243,189)	(4,709,319)	(2,807,999)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(284,036)	$(395,934)	$(81,688)	$(190,044)	$(4,658,246)	$(2,816,139)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST SMALL CAP GROWTH FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND

INVESTMENT INCOME:
Dividends	$296,796	$5,799,664	$125,568	$62,500	$9,986	$26,650

EXPENSES:
Mortality and expense risk	170,987	2,948,432	42,402	8,174	93,888	8,410
Administrative charges

Total expenses	170,987	2,948,432	42,402	8,174	93,888	8,410

NET INVESTMENT INCOME (LOSS)	125,809	2,851,232	83,166	54,326	(83,902)	18,240

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	899,540	111,830	(11,617)	16,515	486,665	(3,171)
Realized gain on distributions	2,630,068	12,500,120		166,707	638,736

Net realized gain (loss) on investments	3,529,608	12,611,950	(11,617)	183,222	1,125,401	(3,171)

Change in net unrealized appreciation (depreciation) on investments	(6,192,876)	(34,822,970)	(63,713)	(404,415)	(1,758,616)	(5,873)

Net realized and unrealized gain (loss) on investments	(2,663,268)	(22,211,020)	(75,330)	(221,193)	(633,215)	(9,044)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,537,459)	$(19,359,788)	$7,836	$(166,867)	$(717,117)	$9,196

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ENERGY FUND

INVESTMENT INCOME:
Dividends	$		$43,398	$79,065	$33,762	$		$

EXPENSES:
Mortality and expense risk		4,397	11,078	38,892	15,947		2,864		11,521
Administrative charges

Total expenses		4,397	11,078	38,892	15,947		2,864		11,521

NET INVESTMENT INCOME (LOSS)		(4,397)	32,320	40,173	17,815		(2,864)		(11,521)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(182)	4,003	(29,612)	19,271		536		(27,575)
Realized gain on distributions		26,408	14,471	415,639	13,243		20,337

Net realized gain (loss) on investments		26,226	18,474	386,027	32,514		20,873		(27,575)

Change in net unrealized appreciation (depreciation) on investments		(64,199)	(133,578)	(1,087,527)	(356,786)		(63,945)		(401,820)

Net realized and unrealized gain (loss) on investments		(37,973)	(115,104)	(701,500)	(324,272)		(43,072)		(429,395)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(42,370)	$(82,784)	$(661,327)	$(306,457)		$(45,936)		$(440,916)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES

INVESTMENT INCOME:
Dividends	$414,023	$7,992	$70,827	$1,626	$2,754	$2,149

EXPENSES:
Mortality and expense risk	207,574	46,607	18,720	805	1,990	732
Administrative charges			19		224

Total expenses	207,574	46,607	18,739	805	2,214	732

NET INVESTMENT INCOME (LOSS)	206,449	(38,615)	52,088	821	540	1,417

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	317,892	368,937	(13,750)	(3,594)	(14,946)	(108)
Realized gain on distributions	473,412	293,485		17,213

Net realized gain (loss) on investments	791,304	662,422	(13,750)	13,619	(14,946)	(108)

Change in net unrealized appreciation (depreciation) on investments	(1,996,114)	(728,597)	(73,190)	(37,914)	(10,339)	(21,741)

Net realized and unrealized gain (loss) on investments	(1,204,810)	(66,175)	(86,940)	(24,295)	(25,285)	(21,849)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(998,361)	$(104,790)	$(34,852)	$(23,474)	$(24,745)	$(20,432)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO		JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO		MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	MFS VIT II TECHNOLOGY PORTFOLIO
					(1)

INVESTMENT INCOME:
Dividends	$		$		$	$		$18,438	$

EXPENSES:
Mortality and expense risk		3,509		5,211	870		5,258	16,835		73,770
Administrative charges

Total expenses		3,509		5,211	870		5,258	16,835		73,770

NET INVESTMENT INCOME (LOSS)		(3,509)		(5,211)	(870)		(5,258)	1,603		(73,770)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(7,026)		(11,881)	(413)		8,964	10,251		159,043
Realized gain on distributions		1,153		586			62,390	139,284		511,808

Net realized gain (loss) on investments		(5,873)		(11,295)	(413)		71,354	149,535		670,851

Change in net unrealized appreciation (depreciation) on investments		(20,572)		(20,916)	(56,231)		(47,804)	(336,887)		(1,214,375)

Net realized and unrealized gain (loss) on investments		(26,445)		(32,211)	(56,644)		23,550	(187,352)		(543,524)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(29,954)		$(37,422)	$(57,514)		$18,292	$(185,749)		$(617,294)

		(1) For the period July 24, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	MORGAN STANLEY VIF MID CAP GROWTH PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	NVIT EMERGING MARKETS FUND	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

INVESTMENT INCOME:
Dividends	$4,262	$		$1,257	$429	$5,689	$1,410

EXPENSES:
Mortality and expense risk	6,697		54	2,854	1,843	12,131	27,944
Administrative charges

Total expenses	6,697		54	2,854	1,843	12,131	27,944

NET INVESTMENT INCOME (LOSS)	(2,435)		(54)	(1,597)	(1,414)	(6,442)	(26,534)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(4,205)		10	17,098	5,613	(1,282)	19,341
Realized gain on distributions	89,149		4,608	32,716		18,032	307,775

Net realized gain (loss) on investments	84,944		4,618	49,814	5,613	16,750	327,116

Change in net unrealized appreciation (depreciation) on investments	(229,703)		(2,696)	(96,961)	(30,757)	(341,014)	(718,592)

Net realized and unrealized gain (loss) on investments	(144,759)		1,922	(47,147)	(25,144)	(324,264)	(391,476)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(147,194)		$1,868	$(48,744)	$(26,558)	$(330,706)	$(418,010)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	OPPENHEIMER TOTAL RETURN BOND FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT SHORT TERM PORTFOLIO

INVESTMENT INCOME:
Dividends	$22,272	$17,005	$18,459	$42,178	$35,077	$51,094

EXPENSES:
Mortality and expense risk	8,638	6,053	7,131	16,506	13,390	22,064
Administrative charges

Total expenses	8,638	6,053	7,131	16,506	13,390	22,064

NET INVESTMENT INCOME (LOSS)	13,634	10,952	11,328	25,672	21,687	29,030

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(4,921)	(27,396)	914	(3,802)	(9,430)	3,234
Realized gain on distributions			5,017			3,857

Net realized gain (loss) on investments	(4,921)	(27,396)	5,931	(3,802)	(9,430)	7,091

Change in net unrealized appreciation (depreciation) on investments	(12,099)	(145,780)	(19,790)	(29,739)	(57,838)	(33,680)

Net realized and unrealized gain (loss) on investments	(17,020)	(173,176)	(13,859)	(33,541)	(67,268)	(26,589)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,386)	$(162,224)	$(2,531)	$(7,869)	$(45,581)	$2,441

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND		PUTNAM VT INCOME FUND

INVESTMENT INCOME:
Dividends	$218,371	$8,871	$79,813	$3,192	$		$156,947

EXPENSES:
Mortality and expense risk	70,359	13,692	53,146	14,379		34,750	60,918
Administrative charges

Total expenses	70,359	13,692	53,146	14,379		34,750	60,918

NET INVESTMENT INCOME (LOSS)	148,012	(4,821)	26,667	(11,187)		(34,750)	96,029

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(21,523)	13,939	16,627	5,179		125,703	(107,145)
Realized gain on distributions	120,708	56,901	338,115			162,537

Net realized gain (loss) on investments	99,185	70,840	354,742	5,179		288,240	(107,145)

Change in net unrealized appreciation (depreciation) on investments	(312,202)	(185,737)	(786,781)	(218,493)		(368,045)	(45,820)

Net realized and unrealized gain (loss) on investments	(213,017)	(114,897)	(432,039)	(213,314)		(79,805)	(152,965)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(65,005)	$(119,718)	$(405,372)	$(224,501)		$(114,555)	$(56,936)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL GROWTH FUND		PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	PUTNAM VT MULTI-CAP CORE FUND

INVESTMENT INCOME:
Dividends	$8,506	$		$1,507	$7,416	$4,720	$1,192

EXPENSES:
Mortality and expense risk	8,935		1,217	1,057	1,585	14,377	1,495
Administrative charges

Total expenses	8,935		1,217	1,057	1,585	14,377	1,495

NET INVESTMENT INCOME (LOSS)	(429)		(1,217)	450	5,831	(9,657)	(303)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	11,897		383	103	(5,598)	3,260	2,839
Realized gain on distributions			12,027			48,794	10,285

Net realized gain (loss) on investments	11,897		12,410	103	(5,598)	52,054	13,124

Change in net unrealized appreciation (depreciation) on investments	(197,536)		(40,517)	(21,249)	(4,734)	(155,408)	(40,220)

Net realized and unrealized gain (loss) on investments	(185,639)		(28,107)	(21,146)	(10,332)	(103,354)	(27,096)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(186,068)		$(29,324)	$(20,696)	$(4,501)	$(113,011)	$(27,399)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PUTNAM VT RESEARCH FUND		PUTNAM VT SMALL CAP GROWTH FUND		PUTNAM VT SMALL CAP VALUE FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		VAN ECK VIP EMERGING MARKETS FUND

INVESTMENT INCOME:
Dividends	$		$		$2,348	$		$		$825

EXPENSES:
Mortality and expense risk		2,494		5,214	7,439		271,205		79,604	2,743
Administrative charges										329

Total expenses		2,494		5,214	7,439		271,205		79,604	3,072

NET INVESTMENT INCOME (LOSS)		(2,494)		(5,214)	(5,091)		(271,205)		(79,604)	(2,247)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		11,643		(4,082)	(41,340)		2,021,228		245,399	11,250
Realized gain on distributions				100,707	179,280		1,135,979		585,426

Net realized gain (loss) on investments		11,643		96,625	137,940		3,157,207		830,825	11,250

Change in net unrealized appreciation (depreciation) on investments		(38,262)		(199,374)	(300,001)		(3,943,663)		(1,145,948)	(62,642)

Net realized and unrealized gain (loss) on investments		(26,619)		(102,749)	(162,061)		(786,456)		(315,123)	(51,392)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(29,113)		$(107,963)	$(167,152)		$(1,057,661)		$(394,727)	$(53,639)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S		VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS
INVESTMENT INCOME:
Dividends	$		$

EXPENSES:
Mortality and expense risk		4,829		828
Administrative charges				99

Total expenses		4,829		927

NET INVESTMENT INCOME (LOSS)		(4,829)		(927)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		15,871		(10,853)
Realized gain on distributions

Net realized gain (loss) on investments		15,871		(10,853)

Change in net unrealized appreciation (depreciation) on investments		(209,035)		(8,297)

Net realized and unrealized gain (loss) on investments		(193,164)		(19,150)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(197,993)		$(20,077)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(23,318)	$(21,696)	$(17,697)	$(15,521)	$(35,959)	$(33,693)
Net realized gain (loss) on investments	431,106	247,758	266,167	180,760	518,137	133,438
Change in net unrealized appreciation (depreciation) on investments	(416,752)	219,061	(241,257)	92,142	(674,572)	514,808

Increase (decrease) in net assets resulting from operations	(8,964)	445,123	7,213	257,381	(192,394)	614,553

CONTRACT TRANSACTIONS:
Purchase payments received	3,214	3,066	5,275	7,267	1,160	1,032
Transfers for contract benefits and terminations	(155,888)	(220,118)	(71,959)	(101,372)	(242,849)	(122,844)
Net transfers	(43,744)	(90,212)	57,339	(25,092)	(548,533)	(140,565)
Contract charges	(452)	(25)	(503)	(84)	(418)	(85)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(196,870)	(307,289)	(9,848)	(119,281)	(790,640)	(262,462)

Total increase (decrease) in net assets	(205,834)	137,834	(2,635)	138,100	(983,034)	352,091

NET ASSETS:
Beginning of period	1,751,174	1,613,340	1,143,008	1,004,908	2,659,348	2,307,257

End of period	$1,545,340	$1,751,174	$1,140,373	$1,143,008	$1,676,314	$2,659,348

CHANGES IN UNITS OUTSTANDING:
Units issued	207	260	479	234	304	141
Units redeemed	(1,645)	(2,895)	(578)	(1,253)	(9,230)	(3,427)

Net increase (decrease)	(1,438)	(2,635)	(99)	(1,019)	(8,926)	(3,286)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS
	ALGER SMALL CAP GROWTH PORTFOLIO		ALGER SMID CAP FOCUS PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,348)	$(3,724)	$(1,799)	$(1,427)	$9,255	$7,205
Net realized gain (loss) on investments	1,043	(61,202)	20,105	12,855	(16,305)	7,395
Change in net unrealized appreciation (depreciation) on investments	7,529	175,725	(23,000)	25,822	(187,848)	(24,734)

Increase (decrease) in net assets resulting from operations	4,224	110,799	(4,694)	37,250	(194,898)	(10,134)

CONTRACT TRANSACTIONS:
Purchase payments received	813	645			422,792	496,656
Transfers for contract benefits and terminations	(45,817)	(47,604)		(9,100)	(10,263)	(1,045)
Net transfers	26,467	(169,330)	(7,660)	(5,334)	(21,356)	(94,828)
Contract charges	(162)	(7)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(18,699)	(216,296)	(7,660)	(14,434)	391,173	400,783

Total increase (decrease) in net assets	(14,475)	(105,497)	(12,354)	22,816	196,275	390,649

NET ASSETS:
Beginning of period	385,825	491,322	141,297	118,481	703,205	312,556

End of period	$371,350	$385,825	$128,943	$141,297	$899,480	$703,205

CHANGES IN UNITS OUTSTANDING:
Units issued	577	112		426	50,544	54,553
Units redeemed	(2,776)	(10,650)	(426)	(1,728)	(15,066)	(20,639)

Net increase (decrease)	(2,199)	(10,538)	(426)	(1,302)	35,478	33,914

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$102,460	$24,894	$29,926	$13,018	$22,860	$22,426
Net realized gain (loss) on investments	34,312	11,201	(7,221)	(1,242)	371,455	112,898
Change in net unrealized appreciation (depreciation) on investments	(462,849)	92,439	(67,019)	5,488	(1,510,974)	220,963

Increase (decrease) in net assets resulting from operations	(326,077)	128,534	(44,314)	17,264	(1,116,659)	356,287

CONTRACT TRANSACTIONS:
Purchase payments received	962,315	857,100	495,686	312,830	2,605,710	2,523,315
Transfers for contract benefits and terminations	(51,179)	(14,385)	(45,659)	(3,408)	(163,842)	(19,326)
Net transfers	36,376	112,681	354,391	203,687	973,535	266,215
Contract charges

Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	947,512	955,396	804,418	513,109	3,415,403	2,770,204

Total increase (decrease) in net assets	621,435	1,083,930	760,104	530,373	2,298,744	3,126,491

NET ASSETS:
Beginning of period	1,407,049	323,119	775,227	244,854	4,866,152	1,739,661

End of period	$2,028,484	$1,407,049	$1,535,331	$775,227	$7,164,896	$4,866,152

CHANGES IN UNITS OUTSTANDING:
Units issued	91,647	88,469	100,218	60,340	301,435	278,876
Units redeemed	(13,425)	(4,479)	(21,381)	(9,874)	(23,695)	(44,417)

Net increase (decrease)	78,222	83,990	78,837	50,466	277,740	234,459

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND		AMERICAN FUNDS IS GROWTH FUND
	2018	2017	2018	2018	2017	2018
			(1)		(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$33,515	$21,551	$19,375	$40,252	$28,750	$(8,236)
Net realized gain (loss) on investments	52,634	84,072	10,600	314,122	4,631	(4,189)
Change in net unrealized appreciation (depreciation) on investments	(1,044,564)	205,344	(207,867)	(1,002,591)	46,442	(433,238)

Increase (decrease) in net assets resulting from operations	(958,415)	310,967	(177,892)	(648,217)	79,823	(445,663)

CONTRACT TRANSACTIONS:
Purchase payments received	3,762,237	4,433,755	1,717,006	3,792,488	1,132,286	4,117,216
Transfers for contract benefits and terminations	(255,752)	(58,184)	(36,895)	(81,286)	(29,945)	(11,849)
Net transfers	(144,091)	(139,494)	68,918	475,171	789,136	271,281
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	3,362,394	4,236,077	1,749,029	4,186,373	1,891,477	4,376,648

Total increase (decrease) in net assets	2,403,979	4,547,044	1,571,137	3,538,156	1,971,300	3,930,985

NET ASSETS:
Beginning of period	5,896,223	1,349,179	0	1,971,300	0	0

End of period	$8,300,202	$5,896,223	$1,571,137	$5,509,456	$1,971,300	$3,930,985

CHANGES IN UNITS OUTSTANDING:
Units issued	347,288	456,741	172,054	389,919	178,940	434,560
Units redeemed	(66,184)	(86,788)	(3,674)	(20,357)	(5,983)	(17,260)

Net increase (decrease)	281,104	369,953	168,380	369,562	172,957	417,300

	(1) For the period May 16, 2018 to December 31, 2018.
	(2) For the period May 11, 2017 to December 31, 2017.
	(3) For the period July 10, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH-INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND
	2018	2018	2017	2018	2017
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$25,846	$33,418	$16,456	$(5,435)	$2,581
Net realized gain (loss) on investments	6,930	338,525	40,116	143,579	15,386
Change in net unrealized appreciation (depreciation) on investments	(405,380)	(1,188,998)	339,379	(696,096)	216,184

Increase (decrease) in net assets resulting from operations	(372,604)	(817,055)	395,951	(557,952)	234,151

CONTRACT TRANSACTIONS:
Purchase payments received	4,347,703	2,601,418	2,045,134	1,780,025	1,114,570
Transfers for contract benefits and terminations	(70,820)	(61,597)	(2,677)	(33,680)	(65,912)
Net transfers	131,493	148,097	140,660	329,378	345,718
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	4,408,376	2,687,918	2,183,117	2,075,723	1,394,376

Total increase (decrease) in net assets	4,035,772	1,870,863	2,579,068	1,517,771	1,628,527

NET ASSETS:
Beginning of period	0	3,117,489	538,421	1,971,757	343,230

End of period	$4,035,772	$4,988,352	$3,117,489	$3,489,528	$1,971,757

CHANGES IN UNITS OUTSTANDING:
Units issued	455,799	317,812	244,372	195,340	135,543
Units redeemed	(28,110)	(89,845)	(40,568)	(30,730)	(17,817)

Net increase (decrease)	427,689	227,967	203,804	164,610	117,726

            (1) For the period May 21, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	BLACKROCK GLOBAL ALLOCATION VI FUND		BLACKROCK HIGH YIELD VI FUND		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
	2018	2017	2018	2017	2018	2017
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,053)	$38,644	$310,211	$121,881	$(27,824)	$(1,289)
Net realized gain (loss) on investments	567,994	84,331	5,946	18,866	138,987	47,770
Change in net unrealized appreciation (depreciation) on investments	(1,421,628)	413,676	(661,255)	10,413	(364,611)	11,319

Increase (decrease) in net assets resulting from operations	(862,687)	536,651	(345,098)	151,160	(253,448)	57,800

CONTRACT TRANSACTIONS:
Purchase payments received	3,421,556	4,481,299	3,252,366	2,553,353	2,986,529	1,033,620
Transfers for contract benefits and terminations	(200,121)	(109,705)	(245,003)	(217,552)	(43,672)	(5,735)
Net transfers	(740,668)	360,831	1,134,466	932,055	346,511	90,818
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2,480,767	4,732,425	4,141,829	3,267,856	3,289,368	1,118,703

Total increase (decrease) in net assets	1,618,080	5,269,076	3,796,731	3,419,016	3,035,920	1,176,503

NET ASSETS:
Beginning of period	7,867,303	2,598,227	5,012,841	1,593,825	1,176,503	0

End of period	$9,485,383	$7,867,303	$8,809,572	$5,012,841	$4,212,423	$1,176,503

CHANGES IN UNITS OUTSTANDING:
Units issued	341,510	524,447	435,381	352,861	290,322	113,850
Units redeemed	(108,284)	(76,028)	(55,387)	(49,655)	(18,707)	(10,479)

Net increase (decrease)	233,226	448,419	379,994	303,206	271,615	103,371

	(1) For the period May 11, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND
	2018	2017	2018	2017	2018	2017
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,893)	$(218)	$(28,568)	$(6,258)	$(5,683)	$(6,645)
Net realized gain (loss) on investments	16,920	4,964	487,907	58,341	31,460	65,601
Change in net unrealized appreciation (depreciation) on investments	(127,159)	(612)	(823,046)	85,575	(79,105)	(14,544)

Increase (decrease) in net assets resulting from operations	(113,132)	4,134	(363,707)	137,658	(53,328)	44,412

CONTRACT TRANSACTIONS:
Purchase payments received	310,788	132,139	2,187,205	672,422
Transfers for contract benefits and terminations	(558)		(92,729)	(50,662)	(56,275)	(65,429)
Net transfers	448,285	7,934	1,198,238	(90,203)	1,847	(99,491)
Contract charges					(96)	(16)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	758,515	140,073	3,292,714	531,557	(54,524)	(164,936)

Total increase (decrease) in net assets	645,383	144,207	2,929,007	669,215	(107,852)	(120,524)

NET ASSETS:
Beginning of period	144,207	0	1,056,010	386,795	438,493	559,017

End of period	$789,590	$144,207	$3,985,017	$1,056,010	$330,641	$438,493

CHANGES IN UNITS OUTSTANDING:
Units issued	85,683	14,167	332,331	78,553	105	145
Units redeemed	(14,076)	(693)	(95,061)	(29,105)	(3,077)	(10,026)

Net increase (decrease)	71,607	13,474	237,270	49,448	(2,972)	(9,881)

	(1) For the period July 14, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(65,104)	$(62,525)	$(1,720)	$(1,531)	$(42)	$(78)
Net realized gain (loss) on investments	490,122	1,222,722	5,579	32,187	7,022	5,299
Change in net unrealized appreciation (depreciation) on investments	(815,170)	99,419	(13,154)	(694)	(15,733)	5,851

Increase (decrease) in net assets resulting from operations	(390,152)	1,259,616	(9,295)	29,962	(8,753)	11,072

CONTRACT TRANSACTIONS:
Purchase payments received	585	970
Transfers for contract benefits and terminations	(360,932)	(234,895)	(2,951)	(10,441)		(16,676)
Net transfers	(73,849)	(264,133)	(22,280)	35,442		(109,154)
Contract charges	(1,458)	(109)	(10)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(435,654)	(498,167)	(25,241)	25,001	0	(125,830)

Total increase (decrease) in net assets	(825,806)	761,449	(34,536)	54,963	(8,753)	(114,758)

NET ASSETS:
Beginning of period	4,695,664	3,934,215	132,719	77,756	47,619	162,377

End of period	$3,869,858	$4,695,664	$98,183	$132,719	$38,866	$47,619

CHANGES IN UNITS OUTSTANDING:
Units issued	3,957	1,795		731		720
Units redeemed	(20,525)	(23,346)	(423)	(218)		(7,234)

Net increase (decrease)	(16,568)	(21,551)	(423)	513	0	(6,514)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
	2018	2018	2017	2018	2017
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,065	$83,405	$(9,165)	$5,171	$(714)
Net realized gain (loss) on investments	(2,299)	182,040	150,717	1,770	6,513
Change in net unrealized appreciation (depreciation) on investments	(6,649)	(1,035,821)	519,135	(104,077)	18,923

Increase (decrease) in net assets resulting from operations	(3,883)	(770,376)	660,687	(97,136)	24,722

CONTRACT TRANSACTIONS:
Purchase payments received	646,529	1,956,637	1,082,678	252,989	212,899
Transfers for contract benefits and terminations	(13,335)	(147,625)	(99,259)	(23,096)	(2,781)
Net transfers	107,175	118,198	321,281	9,629	85,221
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	740,369	1,927,210	1,304,700	239,522	295,339

Total increase (decrease) in net assets	736,486	1,156,834	1,965,387	142,386	320,061

NET ASSETS:
Beginning of period	0	3,104,823	1,139,436	345,250	25,189

End of period	$736,486	$4,261,657	$3,104,823	$487,636	$345,250

CHANGES IN UNITS OUTSTANDING:
Units issued	80,279	224,353	187,414	22,945	53,640
Units redeemed	(6,140)	(72,916)	(75,184)	(2,262)	(28,201)

Net increase (decrease)	74,139	151,437	112,230	20,683	25,439

	(1) For the period June 4, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DELAWARE VIP REIT SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO
	2018	2017	2018	2017	2018	2017
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,393	$7,023	$(12,898)	$(3,352)	$13,232	$298
Net realized gain (loss) on investments	21,112	70,885	183,934	60,724	44,451	327
Change in net unrealized appreciation (depreciation) on investments	(181,480)	(70,403)	(796,387)	92,738	(244,486)	(187)

Increase (decrease) in net assets resulting from operations	(148,975)	7,505	(625,351)	150,110	(186,803)	438

CONTRACT TRANSACTIONS:
Purchase payments received	303,772	1,275,414	1,277,096	885,800	746,199
Transfers for contract benefits and terminations	(13,662)	(37,570)	(78,489)	(17,615)	(7,289)
Net transfers	(85,798)	(417,984)	340,396	82,829	361,183	19,070
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	204,312	819,860	1,539,003	951,014	1,100,093	19,070

Total increase (decrease) in net assets	55,337	827,365	913,652	1,101,124	913,290	19,508

NET ASSETS:
Beginning of period	1,644,324	816,959	1,999,624	898,500	19,508	0

End of period	$1,699,661	$1,644,324	$2,913,276	$1,999,624	$932,798	$19,508

CHANGES IN UNITS OUTSTANDING:
Units issued	30,626	151,307	140,807	111,345	114,677	1,866
Units redeemed	(10,885)	(62,564)	(19,735)	(26,668)	(1,971)

Net increase (decrease)	19,741	88,743	121,072	84,677	112,706	1,866

	(1) For the period November 22, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO
	2018	2018	2017	2018	2018	2017
	(1)		(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,276	$52,307	$2,300	$5,596	$(2,114)	$(1,754)
Net realized gain (loss) on investments	(767)	72,254	5,322	57,878	37,367	26,228
Change in net unrealized appreciation (depreciation) on investments	(238,008)	(522,261)	1,222	(272,413)	(39,401)	115,944

Increase (decrease) in net assets resulting from operations	(210,499)	(397,700)	8,844	(208,939)	(4,148)	140,418

CONTRACT TRANSACTIONS:
Purchase payments received	655,689	2,093,010		1,325,532		(11,637)
Transfers for contract benefits and terminations	(8,912)	(29,512)	(1,827)	(16,649)	(10,980)	(26,317)
Net transfers	754,260	1,226,712	133,392	295,770	(26,097)	(27,361)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,401,037	3,290,210	131,565	1,604,653	(37,077)	(65,315)

Total increase (decrease) in net assets	1,190,538	2,892,510	140,409	1,395,714	(41,225)	75,103

NET ASSETS:
Beginning of period	0	140,409	0	0	460,939	385,836

End of period	$1,190,538	$3,032,919	$140,409	$1,395,714	$419,714	$460,939

CHANGES IN UNITS OUTSTANDING:
Units issued	148,493	332,073	13,232	168,551		2,109
Units redeemed	(6,308)	(7,447)	(176)	(1,869)	(1,835)	(5,939)

Net increase (decrease)	142,185	324,626	13,056	166,682	(1,835)	(3,830)

	(1) For the period January 30, 2018 to December 31, 2018.
	(2) For the period October 20, 2017 to December 31, 2017.
	(3) For the period June 15, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.		DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES		DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,232	$(915)	$(457)	$(143)	$1,730	$2,030
Net realized gain (loss) on investments	90,688	29,402	39,687	35,779	60,903	57,452
Change in net unrealized appreciation (depreciation) on investments	(105,852)	15,951	(63,461)	27,189	(99,291)	46,519

Increase (decrease) in net assets resulting from operations	(13,932)	44,438	(24,231)	62,825	(36,658)	106,001

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(90,809)	(27,600)	(1,730)	(9,151)	(25,225)	(13,907)
Net transfers		9,144	(5,906)	5,190		(2,841)
Contract charges	(60)	(4)	(73)	(1)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(90,869)	(18,460)	(7,709)	(3,962)	(25,225)	(16,748)

Total increase (decrease) in net assets	(104,801)	25,978	(31,940)	58,863	(61,883)	89,253

NET ASSETS:
Beginning of period	350,789	324,811	304,678	245,815	503,476	414,223

End of period	$245,988	$350,789	$272,738	$304,678	$441,593	$503,476

CHANGES IN UNITS OUTSTANDING:
Units issued		210		79
Units redeemed	(1,537)	(529)	(97)	(130)	(1,352)	(1,042)

Net increase (decrease)	(1,537)	(319)	(97)	(51)	(1,352)	(1,042)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO		DWS CAPITAL GROWTH VIP
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,383)	$(2,303)	$378	$518	$2,496	$977
Net realized gain (loss) on investments	61,932	22,422	12	786	741,760	275,773
Change in net unrealized appreciation (depreciation) on investments	(84,500)	38,746	(5,917)	9,930	(522,407)	430,014

Increase (decrease) in net assets resulting from operations	(24,951)	58,865	(5,527)	11,234	221,849	706,764

CONTRACT TRANSACTIONS:
Purchase payments received	6,521	3,905				708,484
Transfers for contract benefits and terminations	(25,922)	(27,012)			(24,356)	(90,056)
Net transfers	6,689			(22,891)	(2,105,407)	(190,033)
Contract charges	(181)	(23)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(12,893)	(23,130)	0	(22,891)	(2,129,763)	428,395

Total increase (decrease) in net assets	(37,844)	35,735	(5,527)	(11,657)	(1,907,914)	1,135,159

NET ASSETS:
Beginning of period	375,152	339,417	32,144	43,801	3,480,465	2,345,306

End of period	$337,308	$375,152	$26,617	$32,144	$1,572,551	$3,480,465

CHANGES IN UNITS OUTSTANDING:
Units issued	865	80				47,567
Units redeemed	(1,121)	(482)		(1,602)	(80,671)	(14,437)

Net increase (decrease)	(256)	(402)	0	(1,602)	(80,671)	33,130

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DWS CROCI® U.S. VIP		DWS GLOBAL SMALL CAP VIP		DWS SMALL MID CAP VALUE VIP
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,991	$770	$(179)	$(179)	$1,701	$214
Net realized gain (loss) on investments	8,112	(2,878)	4,182	2,691	40,887	5,722
Change in net unrealized appreciation (depreciation) on investments	(22,971)	25,571	(10,769)	2,639	(82,016)	15,841

Increase (decrease) in net assets resulting from operations	(12,868)	23,463	(6,766)	5,151	(39,428)	21,777

CONTRACT TRANSACTIONS:
Purchase payments received				7,522
Transfers for contract benefits and terminations	(1,090)	(34,044)	(2,262)	(218)		(8,725)
Net transfers				(31)		(12,716)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1,090)	(34,044)	(2,262)	7,273	0	(21,441)

Total increase (decrease) in net assets	(13,958)	(10,581)	(9,028)	12,424	(39,428)	336

NET ASSETS:
Beginning of period	117,019	127,600	34,091	21,667	238,375	238,039

End of period	$103,061	$117,019	$25,063	$34,091	$198,947	$238,375

CHANGES IN UNITS OUTSTANDING:
Units issued				781
Units redeemed	(91)	(2,341)	(209)	(24)		(1,198)

Net increase (decrease)	(91)	(2,341)	(209)	757	0	(1,198)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	EATON VANCE VT FLOATING-RATE INCOME FUND		FEDERATED HIGH INCOME BOND FUND II		FIDELITY VIP ASSET MANAGER PORTFOLIO
	2018	2017	2018	2017	2018	2017
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$192,125	$75,849	$25,010	$(711)	$4,559	$7,205
Net realized gain (loss) on investments	(5,401)	6,458	(1,263)	124	47,068	154,493
Change in net unrealized appreciation (depreciation) on investments	(340,749)	(13,331)	(65,748)	1,316	(141,597)	(785)

Increase (decrease) in net assets resulting from operations	(154,025)	68,976	(42,001)	729	(89,970)	160,913

CONTRACT TRANSACTIONS:
Purchase payments received	7,173,983	1,530,854	610,557	98,650	1,176	3,397
Transfers for contract benefits and terminations	(572,088)	(12,768)	(17,752)	(32)	(48,961)	(78,331)
Net transfers	(593,269)	1,973,567	183,987	95,302	(3,973)	5,477
Contract charges					(542)	(30)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	6,008,626	3,491,653	776,792	193,920	(52,300)	(69,487)

Total increase (decrease) in net assets	5,854,601	3,560,629	734,791	194,649	(142,270)	91,426

NET ASSETS:
Beginning of period	4,154,481	593,852	194,649	0	1,405,631	1,314,205

End of period	$10,009,082	$4,154,481	$929,440	$194,649	$1,263,361	$1,405,631

CHANGES IN UNITS OUTSTANDING:
Units issued	785,652	464,027	87,933	19,653	190	268
Units redeemed	(221,592)	(127,634)	(11,957)	(588)	(1,176)	(1,649)

Net increase (decrease)	564,060	336,393	75,976	19,065	(986)	(1,381)

	(1) For the period June 21, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP BALANCED PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO		FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO
	2018	2017	2018	2017	2018	2017
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$130,112	$54,368	$(7,318)	$(3,888)	$1,116	$(3,259)
Net realized gain (loss) on investments	610,206	78,903	126,660	100,959
Change in net unrealized appreciation (depreciation) on investments	(2,383,421)	76,474	(199,372)	105,374

Increase (decrease) in net assets resulting from operations	(1,643,103)	209,745	(80,030)	202,445	1,116	(3,259)

CONTRACT TRANSACTIONS:
Purchase payments received	8,061,967	5,779,761	3,200	3,120
Transfers for contract benefits and terminations	(167,634)	(50,940)	(55,758)	(126,689)	(97,977)	(117,364)
Net transfers	7,252,796	1,424,644	(20,940)	(26,596)	178,871	(59,392)
Contract charges			(638)	(225)	(474)	(98)
Adjustments to net assets allocated to contracts in payout phase	(8,336)

Increase (decrease) in net assets resulting from contract transactions	15,138,793	7,153,465	(74,136)	(150,390)	80,420	(176,854)

Total increase (decrease) in net assets	13,495,690	7,363,210	(154,166)	52,055	81,536	(180,113)

NET ASSETS:
Beginning of period	7,363,210	0	1,127,660	1,075,605	356,423	536,536

End of period	$20,858,900	$7,363,210	$973,494	$1,127,660	$437,959	$356,423

CHANGES IN UNITS OUTSTANDING:
Units issued	1,475,013	689,562	207	176	18,696	10,081
Units redeemed	(131,642)	(9,246)	(1,079)	(2,140)	(13,151)	(22,110)

Net increase (decrease)	1,343,371	680,316	(872)	(1,964)	5,545	(12,029)

	(1) For the period June 13, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO		FIDELITY VIP HIGH INCOME PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,518)	$(3,605)	$(28,079)	$(25,618)	$10,792	$11,632
Net realized gain (loss) on investments	51,957	56,343	537,980	226,797	(3,200)	(6,961)
Change in net unrealized appreciation (depreciation) on investments	(11,827)	42,446	(522,734)	412,283	(19,895)	12,299

Increase (decrease) in net assets resulting from operations	35,612	95,184	(12,833)	613,462	(12,303)	16,970

CONTRACT TRANSACTIONS:
Purchase payments received			1,030	1,300	44	67
Transfers for contract benefits and terminations	(43,029)	(59,092)	(304,247)	(141,953)	(42,294)	(35,553)
Net transfers	31,646	20,854	10,536	44,221	745	(3,427)
Contract charges	(56)	(4)	(803)	(63)	(119)	1
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(11,439)	(38,242)	(293,484)	(96,495)	(41,624)	(38,912)

Total increase (decrease) in net assets	24,173	56,942	(306,317)	516,967	(53,927)	(21,942)

NET ASSETS:
Beginning of period	351,054	294,112	2,368,678	1,851,711	300,552	322,494

End of period	$375,227	$351,054	$2,062,361	$2,368,678	$246,625	$300,552

CHANGES IN UNITS OUTSTANDING:
Units issued	816	513	742	444	188	5
Units redeemed	(1,108)	(1,368)	(2,752)	(1,179)	(889)	(666)

Net increase (decrease)	(292)	(855)	(2,010)	(735)	(701)	(661)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO		FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
	2018	2017	2018	2017	2018	2017
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,466	$5,446	$(2,307)	$(202)	$1,831	$1,791
Net realized gain (loss) on investments	106,721	63,679	5,012	910	609	855
Change in net unrealized appreciation (depreciation) on investments	(184,706)	170,679	(311,319)	20,573	(6,029)	2,737

Increase (decrease) in net assets resulting from operations	(72,519)	239,804	(308,614)	21,281	(3,589)	5,383

CONTRACT TRANSACTIONS:
Purchase payments received	78	68	1,607,703	399,485	813	812
Transfers for contract benefits and terminations	(156,087)	(87,812)	(8,524)	(122)	(11,222)	(28,951)
Net transfers	29,300	12,465	354,303	41,098	(20)	29,420
Contract charges	(330)	(9)			(142)	(94)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(127,039)	(75,288)	1,953,482	440,461	(10,571)	1,187

Total increase (decrease) in net assets	(199,558)	164,516	1,644,868	461,742	(14,160)	6,570

NET ASSETS:
Beginning of period	1,400,844	1,236,328	461,742	0	185,089	178,519

End of period	$1,201,286	$1,400,844	$2,106,610	$461,742	$170,929	$185,089

CHANGES IN UNITS OUTSTANDING:
Units issued	84	74	185,821	40,352	24	1,039
Units redeemed	(430)	(306)	(16,218)	(863)	(354)	(986)

Net increase (decrease)	(346)	(232)	169,603	39,489	(330)	53

	(1) For the period May 16, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP OVERSEAS PORTFOLIO		FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO		FRANKLIN INCOME VIP FUND
	2018	2017	2018	2017	2018	2017
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7	$(190)	$14,777	$3,745	$268,991	$130,315
Net realized gain (loss) on investments	13,687	12,543	(3,828)	36,911	52,412	85,470
Change in net unrealized appreciation (depreciation) on investments	(36,783)	36,977	(168,115)	10,938	(835,388)	116,117

Increase (decrease) in net assets resulting from operations	(23,089)	49,330	(157,166)	51,594	(513,985)	331,902

CONTRACT TRANSACTIONS:
Purchase payments received			2,164,549	630,397	3,294,608	3,705,915
Transfers for contract benefits and terminations	(48,037)	(54,265)	(103,303)	(8,009)	(256,899)	(127,692)
Net transfers	(893)	(177)	(268,315)	200,311	(338,254)	246,133
Contract charges	(74)	19
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(49,004)	(54,423)	1,792,931	822,699	2,699,455	3,824,356

Total increase (decrease) in net assets	(72,093)	(5,093)	1,635,765	874,293	2,185,470	4,156,258

NET ASSETS:
Beginning of period	188,469	193,562	874,293	0	6,487,936	2,331,678

End of period	$116,376	$188,469	$2,510,058	$874,293	$8,673,406	$6,487,936

CHANGES IN UNITS OUTSTANDING:
Units issued	253	18	204,271	84,956	311,344	471,995
Units redeemed	(1,451)	(1,462)	(38,257)	(4,203)	(73,346)	(120,861)

Net increase (decrease)	(1,198)	(1,444)	166,014	80,753	237,998	351,134

	(1) For the period May 22, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT LARGE CAP VALUE FUND		GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO		GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(266)	$426	$17,758	$5,069	$(366)	$(331)
Net realized gain (loss) on investments	621	27,178	(458)	173	22,198	11,828
Change in net unrealized appreciation (depreciation) on investments	(14,810)	(14,176)	(86,387)	(472)	(23,457)	(1,379)

Increase (decrease) in net assets resulting from operations	(14,455)	13,428	(69,087)	4,770	(1,625)	10,118

CONTRACT TRANSACTIONS:
Purchase payments received	812	814	836,120	253,600
Transfers for contract benefits and terminations	(22,836)	(7,653)	(6,607)	(1,130)	(472)	(74,483)
Net transfers		(9,839)	16,711	25,292	5,847	11,266
Contract charges	(75)	(2)			(13)	3
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(22,099)	(16,680)	846,224	277,762	5,362	(63,214)

Total increase (decrease) in net assets	(36,554)	(3,252)	777,137	282,532	3,737	(53,096)

NET ASSETS:
Beginning of period	169,477	172,729	334,231	51,699	36,419	89,515

End of period	$132,923	$169,477	$1,111,368	$334,231	$40,156	$36,419

CHANGES IN UNITS OUTSTANDING:
Units issued	39	412	91,412	32,802	313	769
Units redeemed	(1,115)	(1,252)	(799)	(4,087)	(134)	(3,939)

Net increase (decrease)	(1,076)	(840)	90,613	28,715	179	(3,170)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT STRATEGIC INCOME FUND		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS
	2018	2017	2018	2017	2018	2017
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(492)	$(300)	$(345)	$233	$3,551	$5,682
Net realized gain (loss) on investments	(6,330)	(1,228)	31,200	13,507	375,620	112,172
Change in net unrealized appreciation (depreciation) on investments	6,642	(6,703)	(36,322)	8,215	(606,525)	(8,831)

Increase (decrease) in net assets resulting from operations	(180)	(8,231)	(5,467)	21,955	(227,354)	109,023

CONTRACT TRANSACTIONS:
Purchase payments received	20,495	224,416	2,036	2,037	1,112,561	725,115
Transfers for contract benefits and terminations	(2,000)	(6,586)	(838)	(778)	(26,637)	(6,503)
Net transfers	(349,774)	110,487	(32,006)	29,622	181,963	209,408
Contract charges			(17)	2
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(331,279)	328,317	(30,825)	30,883	1,267,887	928,020

Total increase (decrease) in net assets	(331,459)	320,086	(36,292)	52,838	1,040,533	1,037,043

NET ASSETS:
Beginning of period	331,459	11,373	128,667	75,829	1,217,498	180,455

End of period	$0	$331,459	$92,375	$128,667	$2,258,031	$1,217,498

CHANGES IN UNITS OUTSTANDING:
Units issued	2,082	37,391	73	1,465	100,255	82,086
Units redeemed	(35,965)	(4,633)	(1,128)	(154)	(7,225)	(5,399)

Net increase (decrease)	(33,883)	32,758	(1,055)	1,311	93,030	76,687

	(1) For the period January 1, 2018 to April 30, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST AGGRESSIVE PROFILE I FUND	GREAT-WEST ARIEL MID CAP VALUE FUND
	2018	2017	2017	2018	2017
		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$107,393	$76,349	$13,932	$(2,702)	$10,263
Net realized gain (loss) on investments	750,653	268,214	(87,351)	6,016	56,734
Change in net unrealized appreciation (depreciation) on investments	(1,623,084)	(1,987)	267,874	(187,009)	(69)

Increase (decrease) in net assets resulting from operations	(765,038)	342,576	194,455	(183,695)	66,928

CONTRACT TRANSACTIONS:
Purchase payments received	2,242,390	2,144,521	264,214	541,548	298,735
Transfers for contract benefits and terminations	(77,478)	(73,004)	(30,433)	(34,776)	(21,513)
Net transfers	78,724	2,391,397	(2,084,206)	(6,437)	(88,531)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2,243,636	4,462,914	(1,850,425)	500,335	188,691

Total increase (decrease) in net assets	1,478,598	4,805,490	(1,655,970)	316,640	255,619

NET ASSETS:
Beginning of period	4,805,490	0	1,655,970	648,175	392,556

End of period	$6,284,088	$4,805,490	$0	$964,815	$648,175

CHANGES IN UNITS OUTSTANDING:
Units issued	218,329	435,106	25,040	49,211	30,022
Units redeemed	(15,040)	(6,557)	(127,985)	(5,653)	(8,705)

Net increase (decrease)	203,289	428,549	(102,945)	43,558	21,317

	(1) For the period May 9, 2017 to December 31, 2017.
	(2) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L		GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
	2018	2017	2018	2017	2018	2017
				(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$103,014	$37,789	$57,915	$13,583	$287,954	$102,125
Net realized gain (loss) on investments	(15,234)	1,999	105,508	33,750	291,950	177,691
Change in net unrealized appreciation (depreciation) on investments	(179,114)	126,230	(389,814)	(16,259)	(1,120,717)	(57,969)

Increase (decrease) in net assets resulting from operations	(91,334)	166,018	(226,391)	31,074	(540,813)	221,847

CONTRACT TRANSACTIONS:
Purchase payments received	4,210,577	5,598,053	2,166,027	1,511,669	5,855,256	1,789,629
Transfers for contract benefits and terminations	(438,980)	(198,557)	(533,188)	(19,642)	(581,648)	(247,346)
Net transfers	1,057,091	2,234,578	1,123,655	1,213,507	(1,813,089)	8,678,933
Contract charges			(57,590)	(1,986)	(60,221)	(23,313)
Adjustments to net assets allocated to contracts in payout phase	5,598	894

Increase (decrease) in net assets resulting from contract transactions	4,834,286	7,634,968	2,698,904	2,703,548	3,400,298	10,197,903

Total increase (decrease) in net assets	4,742,952	7,800,986	2,472,513	2,734,622	2,859,485	10,419,750

NET ASSETS:
Beginning of period	12,992,854	5,191,868	2,734,622	0	10,419,750	0

End of period	$17,735,806	$12,992,854	$5,207,135	$2,734,622	$13,279,235	$10,419,750

CHANGES IN UNITS OUTSTANDING:
Units issued	589,958	802,115	335,324	279,240	762,209	1,069,363
Units redeemed	(107,199)	(58,981)	(72,834)	(14,559)	(432,877)	(63,478)

Net increase (decrease)	482,759	743,134	262,490	264,681	329,332	1,005,885

	(1) For the period May 11, 2017 to December 31, 2017.
	(2) For the period May 23, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE I FUND	GREAT-WEST CORE BOND FUND		GREAT-WEST EMERGING MARKETS EQUITY FUND	GREAT-WEST GLOBAL BOND FUND
	2017	2018	2017	2018	2018	2017
	(1)			(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$60,279	$59,254	$16,113	$4,191	$65,907	$18,772
Net realized gain (loss) on investments	146,039	(5,417)	(3,154)	(1,594)	(20,959)	(1,744)
Change in net unrealized appreciation (depreciation) on investments	82,056	(90,726)	27,077	(23,392)	(88,027)	(15,860)

Increase (decrease) in net assets resulting from operations	288,374	(36,889)	40,036	(20,795)	(43,079)	1,168

CONTRACT TRANSACTIONS:
Purchase payments received	2,975,117	1,760,927	855,241	289,270	1,116,451	1,144,758
Transfers for contract benefits and terminations	(244,859)	(24,038)	(213,368)	(1,103)	(87,308)	(47,446)
Net transfers	(8,103,571)	513,634	352,018	419,352	624,331	220,367
Contract charges	(12,880)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(5,386,193)	2,250,523	993,891	707,519	1,653,474	1,317,679

Total increase (decrease) in net assets	(5,097,819)	2,213,634	1,033,927	686,724	1,610,395	1,318,847

NET ASSETS:
Beginning of period	5,097,819	1,969,772	935,845	0	2,840,014	1,521,167

End of period	$0	$4,183,406	$1,969,772	$686,724	$4,450,409	$2,840,014

CHANGES IN UNITS OUTSTANDING:
Units issued	430,320	240,162	176,438	86,286	194,084	145,284
Units redeemed	(904,036)	(19,625)	(80,709)	(2,376)	(24,250)	(12,216)

Net increase (decrease)	(473,716)	220,537	95,729	83,910	169,834	133,068

	(1) For the period January 1, 2017 to July 17, 2017.
	(2) For the period July 10, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND		GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL GROWTH FUND
	2018	2017	2018	2018	2017
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$237,408	$(20,947)	$10,748	$(19,280)	$5,129
Net realized gain (loss) on investments			(149)	253,746	31,069
Change in net unrealized appreciation (depreciation) on investments			(13,189)	(600,527)	49,463

Increase (decrease) in net assets resulting from operations	237,408	(20,947)	(2,590)	(366,061)	85,661

CONTRACT TRANSACTIONS:
Purchase payments received	49,655,402	50,360,139	226,277	1,261,661	702,577
Transfers for contract benefits and terminations	(7,087,442)	(2,111,564)	(1,283)	(50,153)	(19,461)
Net transfers	(26,388,419)	(44,576,098)	143,924	(140,502)	188,301
Contract charges
Adjustments to net assets allocated to contracts in payout phase	8,843	(8,843)

Increase (decrease) in net assets resulting from contract transactions	16,188,384	3,663,634	368,918	1,071,006	871,417

Total increase (decrease) in net assets	16,425,792	3,642,687	366,328	704,945	957,078

NET ASSETS:
Beginning of period	24,416,584	20,773,897	0	1,103,563	146,485

End of period	$40,842,376	$24,416,584	$366,328	$1,808,508	$1,103,563

CHANGES IN UNITS OUTSTANDING:
Units issued	7,407,132	5,522,508	42,183	196,071	85,217
Units redeemed	(5,774,914)	(5,161,708)	(5,127)	(97,893)	(3,452)

Net increase (decrease)	1,632,218	360,800	37,056	98,178	81,765

	(1) For the period June 20, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST INVESCO SMALL CAP VALUE FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$164,206	$120,086	$26,426	$14,722	$15,938	$(1,302)
Net realized gain (loss) on investments	220,237	60,196	879,792	191,533	30,632	30,222
Change in net unrealized appreciation (depreciation) on investments	(2,123,823)	835,780	(1,658,847)	341,677	(183,111)	(14,444)

Increase (decrease) in net assets resulting from operations	(1,739,380)	1,016,062	(752,629)	547,932	(136,541)	14,476

CONTRACT TRANSACTIONS:
Purchase payments received	4,769,632	2,564,196	1,401,654	1,223,445	490,270	275,358
Transfers for contract benefits and terminations	(316,683)	(97,914)	(123,854)	(40,411)	(11,993)	(16,106)
Net transfers	794,245	1,240,522	224,105	(122,069)	12,502	(90,495)
Contract charges
Adjustments to net assets allocated to contracts in payout phase	15,951	(4,690)

Increase (decrease) in net assets resulting from contract transactions	5,263,145	3,702,114	1,501,905	1,060,965	490,779	168,757

Total increase (decrease) in net assets	3,523,765	4,718,176	749,276	1,608,897	354,238	183,233

NET ASSETS:
Beginning of period	7,639,580	2,921,404	3,366,978	1,758,081	358,023	174,790

End of period	$11,163,345	$7,639,580	$4,116,254	$3,366,978	$712,261	$358,023

CHANGES IN UNITS OUTSTANDING:
Units issued	579,934	365,611	152,993	158,403	44,500	28,272
Units redeemed	(97,223)	(27,266)	(26,228)	(49,218)	(3,307)	(13,128)

Net increase (decrease)	482,711	338,345	126,765	109,185	41,193	15,144

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LARGE CAP GROWTH FUND		GREAT-WEST LIFETIME 2015 FUND		GREAT-WEST LIFETIME 2020 FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(14,339)	$1,591	$21,509	$12,101	$49,980	$46,600
Net realized gain (loss) on investments	641,540	66,201	48,597	39,177	74,322	20,422
Change in net unrealized appreciation (depreciation) on investments	(815,306)	32,851	(135,766)	39,483	(270,561)	28,639

Increase (decrease) in net assets resulting from operations	(188,105)	100,643	(65,660)	90,761	(146,259)	95,661

CONTRACT TRANSACTIONS:
Purchase payments received	1,476,237	299,904	24,999	820,252	518,038	1,750,522
Transfers for contract benefits and terminations	(41,789)	(5,082)	(27,344)	(138,558)	(6,934)	(39,000)
Net transfers	840,498	485,288		(12,030)	177,103	(57,976)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2,274,946	780,110	(2,345)	669,664	688,207	1,653,546

Total increase (decrease) in net assets	2,086,841	880,753	(68,005)	760,425	541,948	1,749,207

NET ASSETS:
Beginning of period	956,736	75,983	1,327,622	567,197	1,943,656	194,449

End of period	$3,043,577	$956,736	$1,259,617	$1,327,622	$2,485,604	$1,943,656

CHANGES IN UNITS OUTSTANDING:
Units issued	204,553	74,995	2,215	78,041	87,882	166,410
Units redeemed	(44,144)	(10,182)	(2,441)	(14,860)	(27,485)	(14,637)

Net increase (decrease)	160,409	64,813	(226)	63,181	60,397	151,773

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$66,932	$52,467	$42,118	$23,479	$22,717	$24,536
Net realized gain (loss) on investments	361,361	206,161	102,111	8,451	189,523	104,061
Change in net unrealized appreciation (depreciation) on investments	(797,853)	204,663	(328,490)	37,549	(371,127)	145,323

Increase (decrease) in net assets resulting from operations	(369,560)	463,291	(184,261)	69,479	(158,887)	273,920

CONTRACT TRANSACTIONS:
Purchase payments received	807,611	1,729,181	1,452,040	765,921	179,212	347,201
Transfers for contract benefits and terminations	(272,503)	(30,508)	(13,805)	(208)	(204,654)	(1,530)
Net transfers	(237,624)	991,232	(120,677)	124,108	(49,458)	(67,299)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	297,484	2,689,905	1,317,558	889,821	(74,900)	278,372

Total increase (decrease) in net assets	(72,076)	3,153,196	1,133,297	959,300	(233,787)	552,292

NET ASSETS:
Beginning of period	5,517,614	2,364,418	1,037,393	78,093	1,989,583	1,437,291

End of period	$5,445,538	$5,517,614	$2,170,690	$1,037,393	$1,755,796	$1,989,583

CHANGES IN UNITS OUTSTANDING:
Units issued	94,088	252,188	124,789	78,815	24,731	42,225
Units redeemed	(67,106)	(9,863)	(15,262)	(18)	(30,511)	(18,033)

Net increase (decrease)	26,982	242,325	109,527	78,797	(5,780)	24,192

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2040 FUND		GREAT-WEST LIFETIME 2045 FUND		GREAT-WEST LIFETIME 2050 FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,571	$8,361	$4,302	$2,046	$3,365	$2,777
Net realized gain (loss) on investments	18,874	7,747	46,425	18,601	16,830	2,843
Change in net unrealized appreciation (depreciation) on investments	(64,629)	(112)	(105,252)	19,545	(38,157)	11,459

Increase (decrease) in net assets resulting from operations	(36,184)	15,996	(54,525)	40,192	(17,962)	17,079

CONTRACT TRANSACTIONS:
Purchase payments received	281,219	73,301	299,195	101,390	138,169	62,534
Transfers for contract benefits and terminations	(19,235)	(7,629)	(30,803)	(989)	(12,000)
Net transfers	22	55,687	(7,802)	(54,955)	(49,152)	(9,294)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	262,006	121,359	260,590	45,446	77,017	53,240

Total increase (decrease) in net assets	225,822	137,355	206,065	85,638	59,055	70,319

NET ASSETS:
Beginning of period	218,831	81,476	294,781	209,143	126,615	56,296

End of period	$444,653	$218,831	$500,846	$294,781	$185,670	$126,615

CHANGES IN UNITS OUTSTANDING:
Units issued	23,319	24,355	27,831	9,162	11,933	5,452
Units redeemed	(1,629)	(13,978)	(6,742)	(5,533)	(5,498)	(751)

Net increase (decrease)	21,690	10,377	21,089	3,629	6,435	4,701

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND		GREAT-WEST MID CAP VALUE FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,182	$6,352	$(16,283)	$(8,652)	$108,521	$134,626
Net realized gain (loss) on investments	96,925	22,091	59,784	105,523	89,055	90,639
Change in net unrealized appreciation (depreciation) on investments	(264,407)	52,275	(472,146)	6,918	(624,973)	(14,766)

Increase (decrease) in net assets resulting from operations	(156,300)	80,718	(428,645)	103,789	(427,397)	210,499

CONTRACT TRANSACTIONS:
Purchase payments received	779,733	223,166	359,255	642,079	1,198,627	995,468
Transfers for contract benefits and terminations	(1,777)		(20,213)	(11,641)	(36,964)	(21,492)
Net transfers	89,061	11,550	833,933	(114,777)	52,973	(93,233)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	867,017	234,716	1,172,975	515,661	1,214,636	880,743

Total increase (decrease) in net assets	710,717	315,434	744,330	619,450	787,239	1,091,242

NET ASSETS:
Beginning of period	696,520	381,086	1,363,966	744,516	2,012,122	920,880

End of period	$1,407,237	$696,520	$2,108,296	$1,363,966	$2,799,361	$2,012,122

CHANGES IN UNITS OUTSTANDING:
Units issued	71,097	19,654	106,363	68,591	104,975	93,069
Units redeemed	(895)		(2,788)	(20,591)	(10,013)	(19,359)

Net increase (decrease)	70,202	19,654	103,575	48,000	94,962	73,710

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND CLASS L		GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS		GREAT-WEST MODERATE PROFILE I FUND
	2018	2017	2018	2017	2017
		(1)		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$778,761	$216,448	$1,487,265	$1,005,188	$65,963
Net realized gain (loss) on investments	5,232,282	894,868	4,977,207	2,824,492	2,575,320
Change in net unrealized appreciation (depreciation) on investments	(15,515,223)	97,128	(12,451,521)	(830,028)	654,815

Increase (decrease) in net assets resulting from operations	(9,504,180)	1,208,444	(5,987,049)	2,999,652	3,296,098

CONTRACT TRANSACTIONS:
Purchase payments received	98,148,736	30,187,038	15,972,208	8,552,153	22,636,666
Transfers for contract benefits and terminations	(2,594,615)	(318,264)	(3,473,859)	(695,302)	(705,200)
Net transfers	1,294,381	6,831,098	(1,749,453)	60,386,891	(59,133,532)
Contract charges	(1,058,059)	(46,303)	(667,755)	(260,417)	(139,432)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	95,790,443	36,653,569	10,081,141	67,983,325	(37,341,498)

Total increase (decrease) in net assets	86,286,263	37,862,013	4,094,092	70,982,977	(34,045,400)

NET ASSETS:
Beginning of period	37,862,013	0	70,982,977	0	34,045,400

End of period	$124,148,276	$37,862,013	$75,077,069	$70,982,977	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	9,684,324	3,714,230	1,717,394	6,862,231	2,329,664
Units redeemed	(663,996)	(170,560)	(782,248)	(238,165)	(5,459,048)

Net increase (decrease)	9,020,328	3,543,670	935,146	6,624,066	(3,129,384)

	(1) For the period May 4, 2017 to December 31, 2017. (2) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
	2018	2017	2017	2018	2017
		(1)	(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$362,671	$242,957	$93,841	$194,558	$47,933
Net realized gain (loss) on investments	1,152,181	441,024	23,284	594,005	76,769
Change in net unrealized appreciation (depreciation) on investments	(3,050,139)	12,124	727,416	(1,749,205)	(9,661)

Increase (decrease) in net assets resulting from operations	(1,535,287)	696,105	844,541	(960,642)	115,041

CONTRACT TRANSACTIONS:
Purchase payments received	6,578,582	1,006,253	594,942	11,892,818	4,694,666
Transfers for contract benefits and terminations	(1,456,321)	(40,516)	(183,530)	(427,552)	(92,886)
Net transfers	(214,189)	11,244,160	(11,150,789)	488,870	485,946
Contract charges				(138,291)	(4,361)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	4,908,072	12,209,897	(10,739,377)	11,815,845	5,083,365

Total increase (decrease) in net assets	3,372,785	12,906,002	(9,894,836)	10,855,203	5,198,406

NET ASSETS:
Beginning of period	12,906,002	0	9,894,836	5,198,406	0

End of period	$16,278,787	$12,906,002	$0	$16,053,609	$5,198,406

CHANGES IN UNITS OUTSTANDING:
Units issued	859,358	1,190,860	65,274	1,229,611	524,469
Units redeemed	(411,805)	(7,494)	(766,398)	(97,723)	(29,294)

Net increase (decrease)	447,553	1,183,366	(701,124)	1,131,888	495,175

	(1) For the period May 9, 2017 to December 31, 2017. (2) For the period January 1, 2017 to July 17, 2017. (3) For the period May 11, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	GREAT-WEST MULTI-SECTOR BOND FUND
	2018	2017	2017	2018	2017
		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$365,110	$219,957	$125,048	$121,790	$45,890
Net realized gain (loss) on investments	841,728	380,455	370,284	7,246	8,571
Change in net unrealized appreciation (depreciation) on investments	(2,435,645)	(13,769)	190,581	(413,072)	115,894

Increase (decrease) in net assets resulting from operations	(1,228,807)	586,643	685,913	(284,036)	170,355

CONTRACT TRANSACTIONS:
Purchase payments received	3,624,437	2,344,080	7,798,712	2,686,042	2,313,052
Transfers for contract benefits and terminations	(505,599)	(148,039)	(144,224)	(292,803)	(68,730)
Net transfers	(653,890)	16,078,492	(14,988,146)	(257,119)	1,169,576
Contract charges	(169,780)	(66,045)	(34,807)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2,295,168	18,208,488	(7,368,465)	2,136,120	3,413,898

Total increase (decrease) in net assets	1,066,361	18,795,131	(6,682,552)	1,852,084	3,584,253

NET ASSETS:
Beginning of period	18,795,131	0	6,682,552	5,684,283	2,100,030

End of period	$19,861,492	$18,795,131	$0	$7,536,367	$5,684,283

CHANGES IN UNITS OUTSTANDING:
Units issued	425,893	1,819,964	806,913	336,524	323,181
Units redeemed	(210,092)	(35,492)	(1,399,006)	(121,457)	(16,653)

Net increase (decrease)	215,801	1,784,472	(592,093)	215,067	306,528

	(1) For the period June 1, 2017 to December 31, 2017. (2) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST PUTNAM EQUITY INCOME FUND		GREAT-WEST PUTNAM HIGH YIELD BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,900	$(2,973)	$112,066	$72,630	$53,145	$12,032
Net realized gain (loss) on investments	266,978	112,324	(13,120)	4,814	6,705	38,592
Change in net unrealized appreciation (depreciation) on investments	(677,812)	69,302	(180,634)	(6,417)	(249,894)	28,424

Increase (decrease) in net assets resulting from operations	(395,934)	178,653	(81,688)	71,027	(190,044)	79,048

CONTRACT TRANSACTIONS:
Purchase payments received	1,742,928	1,274,804	478,956	489,657	1,112,238	1,301,684
Transfers for contract benefits and terminations	(89,867)	(31,915)	(37,640)	(13,841)	(77,895)	(29,110)
Net transfers	320,567	(53,438)	(141,623)	(102,253)	223,003	(336,951)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,973,628	1,189,451	299,693	373,563	1,257,346	935,623

Total increase (decrease) in net assets	1,577,694	1,368,104	218,005	444,590	1,067,302	1,014,671

NET ASSETS:
Beginning of period	1,941,833	573,729	1,459,303	1,014,713	3,151,014	2,136,343

End of period	$3,519,527	$1,941,833	$1,677,308	$1,459,303	$4,218,316	$3,151,014

CHANGES IN UNITS OUTSTANDING:
Units issued	183,592	138,949	57,110	57,522	177,520	178,895
Units redeemed	(19,696)	(35,990)	(27,961)	(21,087)	(52,862)	(84,165)

Net increase (decrease)	163,896	102,959	29,149	36,435	124,658	94,730

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST S&P 500® INDEX FUND		GREAT-WEST S&P MID CAP 400® INDEX FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$51,073	$110,912	$(8,140)	$7,543	$125,809	$174,386
Net realized gain (loss) on investments	8,345,145	1,188,043	1,872,780	752,425	3,529,608	1,402,196
Change in net unrealized appreciation (depreciation) on investments	(13,054,464)	4,533,045	(4,680,779)	653,110	(6,192,876)	12,019

Increase (decrease) in net assets resulting from operations	(4,658,246)	5,832,000	(2,816,139)	1,413,078	(2,537,459)	1,588,601

CONTRACT TRANSACTIONS:
Purchase payments received	29,774,316	18,613,459	10,526,564	7,050,489	10,331,357	7,788,146
Transfers for contract benefits and terminations	(1,632,180)	(507,038)	(416,545)	(133,027)	(340,762)	(127,502)
Net transfers	2,040,770	6,906,852	(867,959)	1,043,596	(2,382,766)	1,090,986
Contract charges
Adjustments to net assets allocated to contracts in payout phase	39,777	(10,912)	8,456	(1,206)	8,328	(742)

Increase (decrease) in net assets resulting from contract transactions	30,222,683	25,002,361	9,250,516	7,959,852	7,616,157	8,750,888

Total increase (decrease) in net assets	25,564,437	30,834,361	6,434,377	9,372,930	5,078,698	10,339,489

NET ASSETS:
Beginning of period	48,011,441	17,177,080	14,616,043	5,243,113	17,624,517	7,285,028

End of period	$73,575,878	$48,011,441	$21,050,420	$14,616,043	$22,703,215	$17,624,517

CHANGES IN UNITS OUTSTANDING:
Units issued	3,182,280	2,258,732	1,030,141	751,026	1,044,387	802,027
Units redeemed	(620,418)	(212,364)	(173,820)	(71,652)	(287,348)	(77,709)

Net increase (decrease)	2,561,862	2,046,368	856,321	679,374	757,039	724,318

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST SECUREFOUNDATION® BALANCED FUND		GREAT-WEST SHORT DURATION BOND FUND		GREAT-WEST SMALL CAP GROWTH FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,851,232	$1,730,696	$83,166	$19,027	$54,326	$(1,171)
Net realized gain (loss) on investments	12,611,950	4,587,499	(11,617)	2,298	183,222	12,740
Change in net unrealized appreciation (depreciation) on investments	(34,822,970)	11,702,100	(63,713)	17,727	(404,415)	9,601

Increase (decrease) in net assets resulting from operations	(19,359,788)	18,020,295	7,836	39,052	(166,867)	21,170

CONTRACT TRANSACTIONS:
Purchase payments received	86,797,839	69,158,742	2,359,936	1,753,338	958,440	161,060
Transfers for contract benefits and terminations	(10,032,021)	(7,607,854)	(159,040)	(350,423)	(15,223)	(6,218)
Net transfers	4,929,325	6,705,751	540,036	1,145,716	104,227	54,225
Contract charges	(3,150,020)	(1,407,186)
Adjustments to net assets allocated to contracts in payout phase			9,229	(9,229)

Increase (decrease) in net assets resulting from contract transactions	78,545,123	66,849,453	2,750,161	2,539,402	1,047,444	209,067

Total increase (decrease) in net assets	59,185,335	84,869,748	2,757,997	2,578,454	880,577	230,237

NET ASSETS:
Beginning of period	210,200,069	125,330,321	4,882,275	2,303,821	238,819	8,582

End of period	$269,385,404	$210,200,069	$7,640,272	$4,882,275	$1,119,396	$238,819

CHANGES IN UNITS OUTSTANDING:
Units issued	7,977,663	7,167,070	376,106	347,640	140,821	18,993
Units redeemed	(1,330,264)	(1,082,785)	(99,256)	(105,400)	(70,408)	(1,771)

Net increase (decrease)	6,647,399	6,084,285	276,850	242,240	70,413	17,222

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS
	GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
	2017	2018	2017	2018	2017
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,603	$(83,902)	$(14,816)	$18,240	$6,188
Net realized gain (loss) on investments	174,151	1,125,401	377,712	(3,171)	(1,167)
Change in net unrealized appreciation (depreciation) on investments	57,272	(1,758,616)	439,340	(5,873)	4,813

Increase (decrease) in net assets resulting from operations	248,026	(717,117)	802,236	9,196	9,834

CONTRACT TRANSACTIONS:
Purchase payments received	621,239	6,269,792	3,494,750	673,049	330,499
Transfers for contract benefits and terminations	(23,769)	(252,108)	(44,879)	(19,603)	(11,589)
Net transfers	(2,613,989)	(767,965)	(28,713)	37,208	261,781
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(2,016,519)	5,249,719	3,421,158	690,654	580,691

Total increase (decrease) in net assets	(1,768,493)	4,532,602	4,223,394	699,850	590,525

NET ASSETS:
Beginning of period	1,768,493	6,663,440	2,440,046	1,019,159	428,634

End of period	$0	$11,196,042	$6,663,440	$1,719,009	$1,019,159

CHANGES IN UNITS OUTSTANDING:
Units issued	140,795	608,955	321,157	85,247	66,649
Units redeemed	(249,870)	(177,817)	(41,168)	(15,441)	(10,048)

Net increase (decrease)	(109,075)	431,138	279,989	69,806	56,601

	(1) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND		INVESCO V.I. GROWTH & INCOME FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,397)	$(1,084)	$32,320	$16,233	$40,173	$15,341
Net realized gain (loss) on investments	26,226	16,773	18,474	10,583	386,027	126,753
Change in net unrealized appreciation (depreciation) on investments	(64,199)	26,858	(133,578)	43,879	(1,087,527)	202,535

Increase (decrease) in net assets resulting from operations	(42,370)	42,547	(82,784)	70,695	(661,327)	344,629

CONTRACT TRANSACTIONS:
Purchase payments received			398,475	506,753	1,372,921	1,511,317
Transfers for contract benefits and terminations	(2,123)	(21,635)	(40,495)	(16,433)	(269,231)	(44,754)
Net transfers			(649)	(150,731)	(101,710)	(420,323)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(2,123)	(21,635)	357,331	339,589	1,001,980	1,046,240

Total increase (decrease) in net assets	(44,493)	20,912	274,547	410,284	340,653	1,390,869

NET ASSETS:
Beginning of period	402,699	381,787	868,776	458,492	3,580,287	2,189,418

End of period	$358,206	$402,699	$1,143,323	$868,776	$3,920,940	$3,580,287

CHANGES IN UNITS OUTSTANDING:
Units issued			41,795	55,024	125,052	163,242
Units redeemed	(115)	(1,832)	(7,438)	(19,602)	(35,232)	(52,146)

Net increase (decrease)	(115)	(1,832)	34,357	35,422	89,820	111,096

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ENERGY FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$17,815	$6,529	$(2,864)	$(2,494)	$(11,521)	$1,236
Net realized gain (loss) on investments	32,514	31,562	20,873	13,609	(27,575)	(13,428)
Change in net unrealized appreciation (depreciation) on investments	(356,786)	181,561	(63,945)	19,495	(401,820)	(5,266)

Increase (decrease) in net assets resulting from operations	(306,457)	219,652	(45,936)	30,610	(440,916)	(17,458)

CONTRACT TRANSACTIONS:
Purchase payments received	491,909	702,495		32,584	523,849	603,927
Transfers for contract benefits and terminations	(55,923)	(7,068)	(1,435)	(7,000)	(21,090)	(7,151)
Net transfers	21,255	(170,721)		87,424	(202,673)	(72,524)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	457,241	524,706	(1,435)	113,008	300,086	524,252

Total increase (decrease) in net assets	150,784	744,358	(47,371)	143,618	(140,830)	506,794

NET ASSETS:
Beginning of period	1,597,665	853,307	286,565	142,947	985,726	478,932

End of period	$1,748,449	$1,597,665	$239,194	$286,565	$844,896	$985,726

CHANGES IN UNITS OUTSTANDING:
Units issued	55,514	82,155		12,101	108,016	82,316
Units redeemed	(11,731)	(24,765)	(133)	(2,275)	(76,407)	(26,744)

Net increase (decrease)	43,783	57,390	(133)	9,826	31,609	55,572

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO		JANUS HENDERSON VIT ENTERPRISE PORTFOLIO		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$206,449	$80,593	$(38,615)	$(3,875)	$52,088	$45,953
Net realized gain (loss) on investments	791,304	113,232	662,422	192,772	(13,750)	(11,455)
Change in net unrealized appreciation (depreciation) on investments	(1,996,114)	1,328,770	(728,597)	424,006	(73,190)	32,666

Increase (decrease) in net assets resulting from operations	(998,361)	1,522,595	(104,790)	612,903	(34,852)	67,164

CONTRACT TRANSACTIONS:
Purchase payments received	10,697,285	7,544,801	2,727,096	1,705,704	1,040,078	508,657
Transfers for contract benefits and terminations	(690,354)	(315,585)	(86,872)	(40,949)	(162,939)	(19,129)
Net transfers	7,806,236	3,101,890	(908,688)	501,660	334,779	(829,836)
Contract charges					(24)	1
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	17,813,167	10,331,106	1,731,536	2,166,415	1,211,894	(340,307)

Total increase (decrease) in net assets	16,814,806	11,853,701	1,626,746	2,779,318	1,177,042	(273,143)

NET ASSETS:
Beginning of period	15,873,358	4,019,657	4,184,485	1,405,167	1,861,562	2,134,705

End of period	$32,688,164	$15,873,358	$5,811,231	$4,184,485	$3,038,604	$1,861,562

CHANGES IN UNITS OUTSTANDING:
Units issued	1,457,782	1,019,574	243,458	192,898	150,886	84,240
Units redeemed	(181,973)	(86,420)	(111,763)	(11,973)	(28,817)	(106,300)

Net increase (decrease)	1,275,809	933,154	131,695	180,925	122,069	(22,060)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO		JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$821	$366	$540	$433	$1,417	$1,204
Net realized gain (loss) on investments	13,619	(1,722)	(14,946)	(3,150)	(108)	(24,405)
Change in net unrealized appreciation (depreciation) on investments	(37,914)	35,402	(10,339)	40,062	(21,741)	68,349

Increase (decrease) in net assets resulting from operations	(23,474)	34,046	(24,745)	37,345	(20,432)	45,148

CONTRACT TRANSACTIONS:
Purchase payments received			2,001	2,001
Transfers for contract benefits and terminations	(34,383)	(25,297)	(15,147)	(4,983)	(347)	(2,590)
Net transfers		(167,729)	(6,001)	4,435		(91,090)
Contract charges			(46)	14
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(34,383)	(193,026)	(19,193)	1,467	(347)	(93,680)

Total increase (decrease) in net assets	(57,857)	(158,980)	(43,938)	38,812	(20,779)	(48,532)

NET ASSETS:
Beginning of period	202,101	361,081	165,586	126,774	131,149	179,681

End of period	$144,244	$202,101	$121,648	$165,586	$110,370	$131,149

CHANGES IN UNITS OUTSTANDING:
Units issued			88	527		479
Units redeemed	(1,786)	(10,899)	(1,002)	(455)	(37)	(8,832)

Net increase (decrease)	(1,786)	(10,899)	(914)	72	(37)	(8,353)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO		JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO		JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
	2018	2017	2018	2017	2017	2018
		(1)		(2)	(3)	(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,509)	$112	$(5,211)	$4,639	$(489)	$(870)
Net realized gain (loss) on investments	(5,873)	473	(11,295)	966	9,945	(413)
Change in net unrealized appreciation (depreciation) on investments	(20,572)	(329)	(20,916)	(1,170)	(3,904)	(56,231)

Increase (decrease) in net assets resulting from operations	(29,954)	256	(37,422)	4,435	5,552	(57,514)

CONTRACT TRANSACTIONS:
Purchase payments received	531,529	12,686	725,130	142,236	67,169	310,615
Transfers for contract benefits and terminations	(961)		(2,022)			(2,551)
Net transfers	(235,170)		(243,265)	8,705	(170,491)	12,707
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	295,398	12,686	479,843	150,941	(103,322)	320,771

Total increase (decrease) in net assets	265,444	12,942	442,421	155,376	(97,770)	263,257

NET ASSETS:
Beginning of period	12,942	0	155,376	0	97,770	0

End of period	$278,386	$12,942	$597,797	$155,376	$0	$263,257

CHANGES IN UNITS OUTSTANDING:
Units issued	48,658	1,188	71,451	14,600	6,440	30,962
Units redeemed	(22,242)		(26,286)		(16,032)	(271)

Net increase (decrease)	26,416	1,188	45,165	14,600	(9,592)	30,691

(1) For the period October 17, 2017 to December 31, 2017.

(2) For the period May 26, 2017 to December 31, 2017.

(3) For the period January 1, 2017 to May 22, 2017.

(4) For the period July 24, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO		MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO		MFS VIT II TECHNOLOGY PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,258)	$(3,852)	$1,603	$3,075	$(73,770)	$(16,274)
Net realized gain (loss) on investments	71,354	4,261	149,535	19,719	670,851	131,928
Change in net unrealized appreciation (depreciation) on investments	(47,804)	85,442	(336,887)	92,882	(1,214,375)	290,227

Increase (decrease) in net assets resulting from operations	18,292	85,851	(185,749)	115,676	(617,294)	405,881

CONTRACT TRANSACTIONS:
Purchase payments received		139,239	776,879	578,072	4,944,158	2,044,399
Transfers for contract benefits and terminations	(2,036)	(2,677)	(76,101)	(50,078)	(230,941)	(31,338)
Net transfers	(30,568)	7,408	102,590	365,795	60,445	1,466,700
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(32,604)	143,970	803,368	893,789	4,773,662	3,479,761

Total increase (decrease) in net assets	(14,312)	229,821	617,619	1,009,465	4,156,368	3,885,642

NET ASSETS:
Beginning of period	432,147	202,326	1,085,803	76,338	4,265,125	379,483

End of period	$417,835	$432,147	$1,703,422	$1,085,803	$8,421,493	$4,265,125

CHANGES IN UNITS OUTSTANDING:
Units issued		19,696	74,873	85,480	835,326	315,716
Units redeemed	(2,688)	(2,677)	(11,785)	(5,680)	(560,486)	(58,558)

Net increase (decrease)	(2,688)	17,019	63,088	79,800	274,840	257,158

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO		MORGAN STANLEY VIF MID CAP GROWTH PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
	2018	2017	2018	2017	2018	2017
		(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,435)	$(65)	$(54)	$(28)	$(1,597)	$(459)
Net realized gain (loss) on investments	84,944	6,303	4,618	3	49,814	51,708
Change in net unrealized appreciation (depreciation) on investments	(229,703)	728	(2,696)	2,567	(96,961)	29,399

Increase (decrease) in net assets resulting from operations	(147,194)	6,966	1,868	2,542	(48,744)	80,648

CONTRACT TRANSACTIONS:
Purchase payments received	826,742	80,572	(1)	(1)	212,892	31,236
Transfers for contract benefits and terminations	(15,566)				(3,860)
Net transfers	183,307	37,393		15,675	17,752	(247,053)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	994,483	117,965	(1)	15,674	226,784	(215,817)

Total increase (decrease) in net assets	847,289	124,931	1,867	18,216	178,040	(135,169)

NET ASSETS:
Beginning of period	124,931	0	18,216	0	386,183	521,352

End of period	$972,220	$124,931	$20,083	$18,216	$564,223	$386,183

CHANGES IN UNITS OUTSTANDING:
Units issued	89,885	11,556		1,036	22,084	4,746
Units redeemed	(6,655)	(162)			(4,224)	(14,495)

Net increase (decrease)	83,230	11,394	0	1,036	17,860	(9,749)

	(1) For the period May 22, 2017 to December 31, 2017. (2) For the period May 3, 2017, to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	NVIT EMERGING MARKETS FUND		OPPENHEIMER INTERNATIONAL GROWTH FUND/VA		OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
	2018	2017	2018	2017	2018	2017
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,414)	$(681)	$(6,442)	$(720)	$(26,534)	$(2,181)
Net realized gain (loss) on investments	5,613	4,858	16,750	1,080	327,116	80,250
Change in net unrealized appreciation (depreciation) on investments	(30,757)	42,396	(341,014)	13,100	(718,592)	49,231

Increase (decrease) in net assets resulting from operations	(26,558)	46,573	(330,706)	13,460	(418,010)	127,300

CONTRACT TRANSACTIONS:
Purchase payments received			1,392,590	331,072	1,533,877	1,226,957
Transfers for contract benefits and terminations	(23,558)	(16,496)	(16,976)	(379)	(104,415)	(15,919)
Net transfers	(10,317)	1,584	51,218	34,313	(9,447)	(100,769)
Contract charges	(54)	(5)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(33,929)	(14,917)	1,426,832	365,006	1,420,015	1,110,269

Total increase (decrease) in net assets	(60,487)	31,656	1,096,126	378,466	1,002,005	1,237,569

NET ASSETS:
Beginning of period	152,166	120,510	378,466	0	1,618,334	380,765

End of period	$91,679	$152,166	$1,474,592	$378,466	$2,620,339	$1,618,334

CHANGES IN UNITS OUTSTANDING:
Units issued	70	1,479	135,235	35,655	157,892	130,757
Units redeemed	(2,998)	(2,640)	(2,851)	(1,746)	(41,716)	(27,685)

Net increase (decrease)	(2,928)	(1,161)	132,384	33,909	116,176	103,072

(1) For the period June 13, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	OPPENHEIMER TOTAL RETURN BOND FUND/VA		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO		PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
	2018	2017	2018	2017	2018	2017
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,634	$(544)	$10,952	$42,049	$11,328	$3,227
Net realized gain (loss) on investments	(4,921)	7	(27,396)	(11,884)	5,931	(7,888)
Change in net unrealized appreciation (depreciation) on investments	(12,099)	1,249	(145,780)	(19,766)	(19,790)	29,483

Increase (decrease) in net assets resulting from operations	(3,386)	712	(162,224)	10,399	(2,531)	24,822

CONTRACT TRANSACTIONS:
Purchase payments received	499,242	4,359	163,873	199,300	49,800	142,068
Transfers for contract benefits and terminations	(13,147)		(43,446)	(9,388)	(4,901)	(482)
Net transfers	410,517	196,816	459,206	(14,670)	1,200,869	89,370
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	896,612	201,175	579,633	175,242	1,245,768	230,956

Total increase (decrease) in net assets	893,226	201,887	417,409	185,641	1,243,237	255,778

NET ASSETS:
Beginning of period	201,887	0	500,066	314,425	442,091	186,313

End of period	$1,095,113	$201,887	$917,475	$500,066	$1,685,328	$442,091

CHANGES IN UNITS OUTSTANDING:
Units issued	103,015	19,859	73,090	29,055	165,614	31,776
Units redeemed	(12,396)		(7,741)	(9,181)	(37,214)	(7,722)

Net increase (decrease)	90,619	19,859	65,349	19,874	128,400	24,054

(1) For the period July 10, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT SHORT TERM PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$25,672	$9,584	$21,687	$11,656	$29,030	$10,646
Net realized gain (loss) on investments	(3,802)	(5,686)	(9,430)	(2,121)	7,091	2,451
Change in net unrealized appreciation (depreciation) on investments	(29,739)	3,911	(57,838)	11,480	(33,680)	4,632

Increase (decrease) in net assets resulting from operations	(7,869)	7,809	(45,581)	21,015	2,441	17,729

CONTRACT TRANSACTIONS:
Purchase payments received	789,967	669,206	590,218	583,381	3,802,823	1,580,301
Transfers for contract benefits and terminations	(31,978)	(109,807)	(22,766)	(24,075)	(65,875)	(5,402)
Net transfers	69,898	72,163	80,748	(103,679)	695,263	(139,739)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	827,887	631,562	648,200	455,627	4,432,211	1,435,160

Total increase (decrease) in net assets	820,018	639,371	602,619	476,642	4,434,652	1,452,889

NET ASSETS:
Beginning of period	1,887,001	1,247,630	1,113,143	636,501	1,927,668	474,779

End of period	$2,707,019	$1,887,001	$1,715,762	$1,113,143	$6,362,320	$1,927,668

CHANGES IN UNITS OUTSTANDING:
Units issued	100,555	90,056	80,651	78,628	634,027	220,520
Units redeemed	(15,929)	(26,041)	(16,368)	(34,114)	(204,446)	(79,249)

Net increase (decrease)	84,626	64,015	64,283	44,514	429,581	141,271

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND
	2018	2017	2018	2017	2018	2017
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$148,012	$57,182	$(4,821)	$(8,431)	$26,667	$11,872
Net realized gain (loss) on investments	99,185	19,051	70,840	5,138	354,742	117,694
Change in net unrealized appreciation (depreciation) on investments	(312,202)	99,045	(185,737)	157,122	(786,781)	255,869

Increase (decrease) in net assets resulting from operations	(65,005)	175,278	(119,718)	153,829	(405,372)	385,435

CONTRACT TRANSACTIONS:
Purchase payments received	4,669,359	2,972,419		42,358	1,227,939	3,522,697
Transfers for contract benefits and terminations	(418,622)	(98,024)	(37,287)	(1,266)	(299,534)	(172,953)
Net transfers	1,054,213	(5,649)	(120,199)	1,189,781	(466,686)	(262,585)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	5,304,950	2,868,746	(157,486)	1,230,873	461,719	3,087,159

Total increase (decrease) in net assets	5,239,945	3,044,024	(277,204)	1,384,702	56,347	3,472,594

NET ASSETS:
Beginning of period	6,770,639	3,726,615	1,384,702	0	4,209,077	736,483

End of period	$12,010,584	$6,770,639	$1,107,498	$1,384,702	$4,265,424	$4,209,077

CHANGES IN UNITS OUTSTANDING:
Units issued	615,955	429,495		138,728	106,860	347,434
Units redeemed	(96,621)	(155,512)	(14,283)	(16,164)	(68,040)	(53,634)

Net increase (decrease)	519,334	273,983	(14,283)	122,564	38,820	293,800

(1) For the period May 15, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL EQUITY FUND		PUTNAM VT GROWTH AND INCOME FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND
	2018	2017	2017	2018	2017
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(11,187)	$1,848	$17,438	$(34,750)	$(13,510)
Net realized gain (loss) on investments	5,179	31,458	87,915	288,240	30,763
Change in net unrealized appreciation (depreciation) on investments	(218,493)	121,030	(69,375)	(368,045)	318,097

Increase (decrease) in net assets resulting from operations	(224,501)	154,336	35,978	(114,555)	335,350

CONTRACT TRANSACTIONS:
Purchase payments received	567,866	408,081	228,171	1,593,538	985,542
Transfers for contract benefits and terminations	(17,039)	(6,020)	(585)	(109,695)	(25,083)
Net transfers	282,906	(23,978)	(1,010,373)	495,907	308,996
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	833,733	378,083	(782,787)	1,979,750	1,269,455

Total increase (decrease) in net assets	609,232	532,419	(746,809)	1,865,195	1,604,805

NET ASSETS:
Beginning of period	881,214	348,795	746,809	2,260,285	655,480

End of period	$1,490,446	$881,214	$0	$4,125,480	$2,260,285

CHANGES IN UNITS OUTSTANDING:
Units issued	83,189	76,899	22,914	177,366	124,026
Units redeemed	(10,547)	(38,867)	(95,326)	(38,564)	(15,767)

Net increase (decrease)	72,642	38,032	(72,412)	138,802	108,259

	(1) For the period January 1, 2017 to May 15, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND		PUTNAM VT INTERNATIONAL GROWTH FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$96,029	$(13,642)	$(429)	$(1,308)	$(1,217)	$372
Net realized gain (loss) on investments	(107,145)	14,004	11,897	1,171	12,410	(692)
Change in net unrealized appreciation (depreciation) on investments	(45,820)	46,455	(197,536)	42,472	(40,517)	39,212

Increase (decrease) in net assets resulting from operations	(56,936)	46,817	(186,068)	42,335	(29,324)	38,892

CONTRACT TRANSACTIONS:
Purchase payments received	4,980,879	6,837,336	523,923	206,505
Transfers for contract benefits and terminations	(103,644)	(6,709)	(48,294)	(3,570)	(1,495)
Net transfers	(5,623,178)	(1,936,465)	(33,963)	157,929		31
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(745,943)	4,894,162	441,666	360,864	(1,495)	31

Total increase (decrease) in net assets	(802,879)	4,940,979	255,598	403,199	(30,819)	38,923

NET ASSETS:
Beginning of period	5,128,648	187,669	457,545	54,346	153,632	114,709

End of period	$4,325,769	$5,128,648	$713,143	$457,545	$122,813	$153,632

CHANGES IN UNITS OUTSTANDING:
Units issued	525,483	682,622	50,586	36,697		1,314
Units redeemed	(600,439)	(201,000)	(10,599)	(872)	(122)	(1,315)

Net increase (decrease)	(74,956)	481,622	39,987	35,825	(122)	(1)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND
	2018	2017	2018	2017	2018	2017
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$450	$(85)	$5,831	$1,126	$(9,657)	$(14,990)
Net realized gain (loss) on investments	103	41	(5,598)	(909)	52,054	3,064
Change in net unrealized appreciation (depreciation) on investments	(21,249)	4,979	(4,734)	1,361	(155,408)	80,499

Increase (decrease) in net assets resulting from operations	(20,696)	4,935	(4,501)	1,578	(113,011)	68,573

CONTRACT TRANSACTIONS:
Purchase payments received	47,454	23,551	8,528	54,777		298,976
Transfers for contract benefits and terminations	(134)	(99)	(14,889)	(2,741)		(4,841)
Net transfers	(13)	43,898	5,143	74,011	(148,727)	262,367
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	47,307	67,350	(1,218)	126,047	(148,727)	556,502

Total increase (decrease) in net assets	26,611	72,285	(5,719)	127,625	(261,738)	625,075

NET ASSETS:
Beginning of period	72,285	0	273,732	146,107	1,366,931	741,856

End of period	$98,896	$72,285	$268,013	$273,732	$1,105,193	$1,366,931

CHANGES IN UNITS OUTSTANDING:
Units issued	4,053	5,923	13,153	18,628		72,989
Units redeemed	(25)	(8)	(13,290)	(5,933)	(15,039)	(16,050)

Net increase (decrease)	4,028	5,915	(137)	12,695	(15,039)	56,939
	(1) For the period March 3, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PUTNAM VT MULTI-CAP CORE FUND		PUTNAM VT RESEARCH FUND		PUTNAM VT SMALL CAP GROWTH FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(303)	$(73)	$(2,494)	$(357)	$(5,214)	$(660)
Net realized gain (loss) on investments	13,124	2,333	11,643	294	96,625	22,766
Change in net unrealized appreciation (depreciation) on investments	(40,220)	6,398	(38,262)	12,021	(199,374)	6,119

Increase (decrease) in net assets resulting from operations	(27,399)	8,658	(29,113)	11,958	(107,963)	28,225

CONTRACT TRANSACTIONS:
Purchase payments received	222,621	25,970	254,733	59,536	187,006	157,755
Transfers for contract benefits and terminations	(989)		(2,350)		(42,917)	(5,323)
Net transfers	(4,051)	4,626	(49,969)	15,765	54,068	53,533
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	217,581	30,596	202,414	75,301	198,157	205,965

Total increase (decrease) in net assets	190,182	39,254	173,301	87,259	90,194	234,190

NET ASSETS:
Beginning of period	63,902	24,648	113,965	26,706	525,839	291,649

End of period	$254,084	$63,902	$287,266	$113,965	$616,033	$525,839

CHANGES IN UNITS OUTSTANDING:
Units issued	20,636	3,900	20,718	6,668	20,990	19,879
Units redeemed	(3,436)	(1,162)	(5,307)	(95)	(5,312)	(1,367)

Net increase (decrease)	17,200	2,738	15,411	6,573	15,678	18,512

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP VALUE FUND		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,091)	$(2,184)	$(271,205)	$(93,374)	$(79,604)	$(19,304)
Net realized gain (loss) on investments	137,940	7,264	3,157,207	390,077	830,825	204,397
Change in net unrealized appreciation (depreciation) on investments	(300,001)	24,102	(3,943,663)	2,955,892	(1,145,948)	262,254

Increase (decrease) in net assets resulting from operations	(167,152)	29,182	(1,057,661)	3,252,595	(394,727)	447,347

CONTRACT TRANSACTIONS:
Purchase payments received	247,714	503,900	13,536,990	9,632,036	4,990,445	2,343,032
Transfers for contract benefits and terminations	(20,693)	(7,107)	(753,255)	(323,593)	(244,490)	(42,460)
Net transfers	901	(37,829)	709,461	2,362,234	681,356	980,798
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	227,922	458,964	13,493,196	11,670,677	5,427,311	3,281,370

Total increase (decrease) in net assets	60,770	488,146	12,435,535	14,923,272	5,032,584	3,728,717

NET ASSETS:
Beginning of period	578,519	90,373	20,486,806	5,563,534	4,763,639	1,034,922

End of period	$639,289	$578,519	$32,922,341	$20,486,806	$9,796,223	$4,763,639

CHANGES IN UNITS OUTSTANDING:
Units issued	27,051	56,534	1,351,403	1,059,364	548,252	295,972
Units redeemed	(7,660)	(16,955)	(397,436)	(102,372)	(125,097)	(15,901)

Net increase (decrease)	19,391	39,579	953,967	956,992	423,155	280,071

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	VAN ECK VIP EMERGING MARKETS FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S		VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,247)	$(2,693)	$(4,829)	$(4,248)	$(927)	$(1,084)
Net realized gain (loss) on investments	11,250	571	15,871	(9,639)	(10,853)	(10,234)
Change in net unrealized appreciation (depreciation) on investments	(62,642)	93,251	(209,035)	6,407	(8,297)	4,946

Increase (decrease) in net assets resulting from operations	(53,639)	91,129	(197,993)	(7,480)	(20,077)	(6,372)

CONTRACT TRANSACTIONS:
Purchase payments received			177,329	391,174
Transfers for contract benefits and terminations	(89,644)	(14,537)	(15,055)	(2,086)	(1,709)	(3,791)
Net transfers	(118,579)	101,661	(114,851)	(132,534)	(4,052)	4,963
Contract charges	(28)	(1)			(5)	(3)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(208,251)	87,123	47,423	256,554	(5,766)	1,169

Total increase (decrease) in net assets	(261,890)	178,252	(150,570)	249,074	(25,843)	(5,203)

NET ASSETS:
Beginning of period	313,899	135,647	715,191	466,117	73,334	78,537

End of period	$52,009	$313,899	$564,621	$715,191	$47,491	$73,334

CHANGES IN UNITS OUTSTANDING:
Units issued	24	4,973	60,393	73,053	705	1,337
Units redeemed	(6,302)	(2,086)	(57,714)	(43,139)	(870)	(1,388)

Net increase (decrease)	(6,278)	2,887	2,679	29,914	(165)	(51)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2018

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-2 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2018, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 4.5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. Eliminated and modified disclosures have been adopted, and there was no impact to the financial statements.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 were as follows:

Investment Division	Purchases	Sales
Alger Capital Appreciation Portfolio	$288,719	$234,856
Alger Large Cap Growth Portfolio	283,522	99,544
Alger Mid Cap Growth Portfolio	363,924	844,476
Alger Small Cap Growth Portfolio	90,827	97,588
Alger SMid Cap Focus Portfolio	17,750	9,451
ALPS Alerian Energy Infrastructure Portfolio	579,556	179,057
ALPS Red Rocks Listed Private Equity Portfolio	1,208,842	152,468
American Century Investments VP Inflation Protection Fund	1,049,843	215,376
American Century Investments VP Mid Cap Value Fund	4,102,831	334,744
American Century Investments VP Value Fund	4,164,374	767,380
American Funds IS Blue Chip Income and Growth Fund	1,822,482	41,672
American Funds IS Global Growth and Income Fund	4,750,928	218,208
American Funds IS Growth Fund	4,468,525	93,105
American Funds IS Growth-Income Fund	4,674,859	224,647
American Funds IS International Fund	4,098,456	1,146,033
American Funds IS New World Fund	2,541,469	383,868
BlackRock Global Allocation VI Fund	4,126,809	1,206,081
BlackRock High Yield VI Fund	4,919,077	466,236
Clearbridge Variable Large Cap Growth Portfolio	3,621,224	246,174
Clearbridge Variable Mid Cap Portfolio	925,574	154,489
Clearbridge Variable Small Cap Growth Portfolio	4,953,283	1,244,244
Columbia Variable Portfolio - Select Smaller-Cap Value Fund	1,925	62,120
Columbia Variable Portfolio - Seligman Global Technology Fund Class 1	498,128	522,801
Columbia Variable Portfolio - Seligman Global Technology Fund Class 2	14,361	26,961
Columbia Variable Portfolio - Small Cap Value Fund	7,109	124
Columbia Variable Portfolio - Strategic Income Fund	808,363	62,856
Delaware VIP Emerging Markets Series	2,866,318	842,427
Delaware VIP International Value Equity Series	274,719	29,981
Delaware VIP REIT Series	403,620	137,443
Delaware VIP Small Cap Value Series	1,963,653	255,519
Dimensional VA International Small Portfolio	1,172,310	13,057
Dimensional VA International Value Portfolio	1,491,255	58,088
Dimensional VA US Large Value Portfolio	3,481,665	67,520
Dimensional VA US Targeted Value Portfolio	1,691,127	21,542
Dreyfus IP Technology Growth Portfolio	26,552	39,184
Dreyfus Sustainable U.S. Equity Portfolio, Inc.	70,175	95,695
Dreyfus VIF Appreciation Portfolio - Initial Shares	41,813	12,002
Dreyfus VIF Appreciation Portfolio - Service Shares	66,804	28,469
Dreyfus VIF Growth and Income Portfolio	96,010	77,488
Dreyfus VIF International Value Portfolio	455	77
DWS Capital Growth VIP	351,685	2,144,696
DWS CROCI® U.S. VIP	10,639	1,591
DWS Global Small Cap VIP	4,212	2,441

Investment Division	Purchases	Sales
DWS Small Mid Cap Value VIP	$43,079	$604
Eaton Vance VT Floating-Rate Income Fund	8,195,152	1,993,586
Federated High Income Bond Fund II	929,736	127,832
Fidelity VIP Asset Manager Portfolio	69,035	71,768
Fidelity VIP Balanced Portfolio	17,361,327	1,511,416
Fidelity VIP Contrafund Portfolio	110,311	94,370
Fidelity VIP Government Money Market Portfolio	277,222	195,643
Fidelity VIP Growth Opportunities Portfolio	67,231	61,409
Fidelity VIP Growth Portfolio	367,021	349,295
Fidelity VIP High Income Portfolio	14,890	45,710
Fidelity VIP Index 500 Portfolio	62,370	177,193
Fidelity VIP International Capital Appreciation Portfolio	2,104,660	145,394
Fidelity VIP Investment Grade Bond Portfolio	6,210	13,834
Fidelity VIP Overseas Portfolio	2,211	51,207
First Trust/Dow Jones Dividend & Income Allocation Portfolio	2,217,341	404,999
Franklin Income VIP Fund	3,722,949	753,747
Goldman Sachs VIT Large Cap Value Fund	10,952	25,092
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	877,438	13,315
Goldman Sachs VIT Strategic Growth Fund	29,220	4,202
Goldman Sachs VIT Strategic Income Fund	21,087	352,886
Goldman Sachs VIT US Equity Insights Fund Institutional Class	18,369	34,491
Goldman Sachs VIT US Equity Insights Fund Service Class	1,739,284	104,264
Great-West Aggressive Profile Fund	3,318,154	213,079
Great-West Ariel Mid Cap Value Fund	580,765	82,374
Great-West Bond Index Fund	5,914,242	981,535
Great-West Conservative Profile Fund Class L	3,607,657	724,545
Great-West Conservative Profile Fund Investor Class	8,479,661	4,416,665
Great-West Core Bond Fund	2,540,132	230,011
Great-West Emerging Markets Equity Fund	723,769	11,955
Great-West Global Bond Fund	1,982,350	246,444
Great-West Government Money Market Fund	56,886,780	40,467,789
Great-West Inflation-Protected Securities Fund	432,122	52,402
Great-West International Growth Fund	2,490,072	1,227,496
Great-West International Index Fund	6,711,201	1,149,104
Great-West International Value Fund	2,676,911	311,243
Great-West Invesco Small Cap Value Fund	569,410	33,257
Great-West Large Cap Growth Fund	3,341,602	460,669
Great-West Lifetime 2015 Fund	101,061	34,571
Great-West Lifetime 2020 Fund	1,141,042	334,127
Great-West Lifetime 2025 Fund	1,482,938	827,357
Great-West Lifetime 2030 Fund	1,642,890	201,328
Great-West Lifetime 2035 Fund	489,756	394,340
Great-West Lifetime 2040 Fund	313,378	22,913
Great-West Lifetime 2045 Fund	387,471	88,993
Great-West Lifetime 2050 Fund	155,010	67,938
Great-West Lifetime 2055 Fund	994,305	22,148
Great-West Loomis Sayles Small Cap Value Fund	1,276,615	60,053
Great-West Mid Cap Value Fund	1,542,719	139,745
Great-West Moderate Profile Fund Class L	105,063,464	3,218,885
Great-West Moderate Profile Fund Investor Class	23,404,363	6,583,894

Investment Division	Purchases	Sales
Great-West Moderately Aggressive Profile Fund	$11,095,727	$4,401,706
Great-West Moderately Conservative Profile Fund Class L	13,551,816	929,260
Great-West Moderately Conservative Profile Fund Investor Class	5,881,810	2,340,933
Great-West Multi-Sector Bond Fund	3,770,365	1,472,830
Great-West Putnam Equity Income Fund	2,538,281	311,801
Great-West Putnam High Yield Bond Fund	726,546	314,680
Great-West Real Estate Index Fund	2,007,374	616,407
Great-West S&P 500® Index Fund	44,633,490	8,039,399
Great-West S&P Mid Cap 400® Index Fund	13,537,319	2,890,284
Great-West S&P Small Cap 600® Index Fund	15,867,332	5,502,237
Great-West SecureFoundation® Balanced Fund	101,036,770	7,118,399
Great-West Short Duration Bond Fund	3,809,314	984,781
Great-West Small Cap Growth Fund	2,229,515	960,897
Great-West T. Rowe Price Mid Cap Growth Fund	8,620,709	2,815,103
Great-West U.S. Government Securities Fund	874,176	165,155
Invesco V.I. Core Equity Fund	26,408	6,503
Invesco V.I. Global Real Estate Fund	499,724	95,509
Invesco V.I. Growth & Income Fund	2,000,601	542,545
Invesco V.I. International Growth Fund	632,012	143,615
Invesco V.I. Small Cap Equity Fund	20,337	4,290
Ivy VIP Energy Fund	1,061,232	772,623
Janus Henderson VIT Balanced Portfolio	20,717,020	2,221,285
Janus Henderson VIT Enterprise Portfolio	3,613,839	1,626,950
Janus Henderson VIT Flexible Bond Portfolio	1,585,649	321,434
Janus Henderson VIT Mid Cap Value Portfolio	18,839	35,186
Janus Henderson VIT Overseas Portfolio Institutional Shares	4,659	23,308
Janus Henderson VIT Overseas Portfolio Service Shares	2,149	1,077
JPMorgan Insurance Trust Global Allocation Portfolio	525,331	232,244
JPMorgan Insurance Trust Income Builder Portfolio	746,816	271,517
JPMorgan Insurance Trust Small Cap Core Portfolio	323,165	3,223
Lord Abbett Series Developing Growth Portfolio	62,390	37,839
MFS VIT II Blended Research Core Equity Portfolio	1,067,463	123,047
MFS VIT II Technology Portfolio	13,709,018	8,496,382
MFS VIT III Blended Research Small Cap Equity Portfolio	1,151,353	70,030
Morgan Stanley VIF Mid Cap Growth Portfolio	4,608	54
Neuberger Berman AMT Sustainable Equity Portfolio	350,032	92,090
NVIT Emerging Markets Fund	1,394	36,737
Oppenheimer International Growth Fund/VA	1,468,872	30,248
Oppenheimer Main Street Small Cap Fund/VA	2,170,800	469,285
Oppenheimer Total Return Bond Fund/VA	1,034,427	124,022
PIMCO VIT Commodity RealReturn Strategy Portfolio	645,886	55,252
PIMCO VIT Long Term US Government Portfolio	1,647,283	385,000
PIMCO VIT Low Duration Portfolio	1,016,156	162,406
PIMCO VIT Real Return Portfolio	846,577	176,548
PIMCO VIT Short Term Portfolio	6,427,549	1,961,982
PIMCO VIT Total Return Portfolio	6,414,372	839,998
Putnam VT Equity Income Fund	65,773	171,139
Putnam VT Global Asset Allocation Fund	1,607,809	781,031
Putnam VT Global Equity Fund	852,710	30,014
Putnam VT Growth Opportunities Fund	2,612,214	504,325

Investment Division	Purchases	Sales
Putnam VT Income Fund	$4,748,741	$5,398,482
Putnam VT International Equity Fund	557,185	115,877
Putnam VT International Growth Fund	12,027	2,709
Putnam VT International Value Fund	49,047	1,280
Putnam VT Mortgage Securities Fund	140,437	135,816
Putnam VT Multi-Asset Absolute Return Fund	53,516	163,063
Putnam VT Multi-Cap Core Fund	274,017	46,430
Putnam VT Research Fund	270,277	70,333
Putnam VT Small Cap Growth Fund	364,579	70,898
Putnam VT Small Cap Value Fund	503,513	101,363
T. Rowe Price Blue Chip Growth Portfolio	20,188,077	5,827,249
T. Rowe Price Health Sciences Portfolio	7,648,985	1,714,857
Van Eck VIP Emerging Markets Fund	1,795	212,319
Van Eck VIP Global Hard Assets Fund Class S	515,995	473,370
Van Eck VIP Global Hard Assets Fund Initial Class	25,968	32,661

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Varifund contract, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract charges in the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Surrenders

The Company deducts from each participant’s account in the Varifund contract, a maximum fee of 6%, in the Varifund Plus contract, a maximum fee of 8% and in the SmartTrack II and SmartTrack II-5 Year contract, a maximum fee of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $25 in the Varifund and Varifund Plus contracts for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions and may be waived under certain circumstances.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Varifund/Varifund Plus contracts equal to an effective annual rate of 1.25% to 1.40%, depending on the contract; a daily charge from the unit value of each Investment Division of the SmartTrack II-5 Year contract equal to an effective annual rate of 1.20%; a daily charge from the unit value of each Investment Division of the SmartTrack contract equal to an effective annual rate of 0.25% or 0.45%; and a daily charge from the unit value of each Investment Division of the SmartTrack Advisor contract equal to an effective rate of 0.20% to 0.40% and a daily charge from the unit value of each Investment Division of the SmartTrack II contract equal to an effective annual rate of 1.00% or 1.20%, depending on if the death benefit option is chosen. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration fees for Varifund/Varifund Plus contracts. These charges are recorded as Mortality and expense risk and Administrative charges, respectively, on the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in SmartTrack and SmartTrack II annuity contracts and a quarterly charge equal to a maximum annual rate to 2.25% from the covered value in SmartTrack II-5 Year and SmartTrack Advisor annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 1.00% for SmartTrack contracts; 0.65% to 0.90% for SmartTrack II contracts, depending on the type of rider selected; and 0.65% to 1.30% for SmartTrack II-5 Year contracts, depending on the type of rider selected and 0.90% to 1.30% for SmartTrack Advisor contracts, depending on the type of rider selected. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

Fund Facilitation Fee

The Company deducts from certain Investment Division assets in the SmartTrack Advisor and SmartTrack II-5 Year contracts, a daily charge equal to an effective annual rate of 0.35% for fund facilitation. These fees are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
ALGER CAPITAL APPRECIATION PORTFOLIO
2018	12	$125.01	to	$129.59	$1,545	0.08%	1.25%	to	1.40%	(1.50)%	to	(1.35)%
2017	14	$126.91	to	$131.37	$1,751	0.15%	1.25%	to	1.40%	29.27%	to	29.46%
2016	16	$98.18	to	$101.47	$1,613	0.18%	1.25%	to	1.40%	(0.89)%	to	(0.74)%
2015	19	$99.06	to	$102.23	$1,919	0.08%	1.25%	to	1.40%	4.71%	to	4.87%
2014	24	$94.60	to	$97.48	$2,228	0.09%	1.25%	to	1.40%	12.17%	to	12.34%
ALGER LARGE CAP GROWTH PORTFOLIO
2018	9	$122.02	to	$133.40	$1,140	0.00%	1.25%	to	1.55%	0.63%	to	0.93%
2017	9	$121.26	to	$132.17	$1,143	0.00%	1.25%	to	1.55%	26.50%	to	26.87%
2016	10	$95.86	to	$104.17	$1,005	0.00%	1.25%	to	1.55%	(2.35)%	to	(2.06)%
2015	12	$98.17	to	$106.36	$1,229	0.00%	1.25%	to	1.55%	0.15%	to	0.45%
2014	15	$98.02	to	$105.88	$1,480	0.16%	1.25%	to	1.55%	9.28%	to	9.61%
ALGER MID CAP GROWTH PORTFOLIO
2018	20	$82.02	to	$85.25	$1,676	0.00%	1.25%	to	1.40%	(8.74)%	to	(8.60)%
2017	29	$89.87	to	$93.27	$2,659	0.00%	1.25%	to	1.40%	27.99%	to	28.18%
2016	32	$70.22	to	$72.76	$2,307	0.00%	1.25%	to	1.40%	(0.43)%	to	(0.28)%
2015	36	$70.52	to	$72.96	$2,543	0.00%	1.25%	to	1.40%	(2.93)%	to	(2.79)%
2014	37	$72.65	to	$75.06	$2,720	0.00%	1.25%	to	1.40%	6.51%	to	6.68%
ALGER SMALL CAP GROWTH PORTFOLIO
2018	12	$110.07	to	$19.87	$371	0.00%	0.25%	to	1.40%	0.02%	to	1.18%
2017	14	$110.05	to	$19.63	$386	0.00%	0.25%	to	1.40%	26.95%	to	28.41%
2016	25	$86.69	to	$15.29	$491	0.00%	0.25%	to	1.40%	4.77%	to	5.97%
2015	31	$82.75	to	$14.43	$579	0.00%	0.25%	to	1.40%	(4.66)%	to	(3.56)%
2014	21	$86.80	to	$14.96	$515	0.00%	0.25%	to	1.40%	(0.96)%	to	4.91%
ALGER SMID CAP FOCUS PORTFOLIO (Effective date 05/16/2014)
2018	9	$11.95	to	$14.25	$129	0.00%	1.00%	to	1.20%	(4.35)%	to	(4.16)%
2017	10	$12.49	to	$15.28	$141	0.00%	0.25%	to	1.20%	35.29%	to	36.58%
2016	11	$9.23	to	$11.19	$118	0.00%	0.25%	to	1.20%	2.79%	to	3.77%
2015	15	$8.98	to	$10.78	$152	0.00%	0.25%	to	1.20%	(10.18)%	to	(0.65)%
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO (Effective date 04/22/2016)
2018	95	$9.53	to	$8.00	$899	2.04%	0.20%	to	1.20%	(19.93)%	to	(19.12)%
2017	60	$11.90	to	$9.90	$703	2.25%	0.20%	to	1.20%	(2.02)%	to	(1.04)%
2016	26	$12.15	to	$12.23	$313	4.17%	0.25%	to	1.20%	21.50%	to	22.30%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO (Effective date 12/31/2014)
2018	195	$10.31	to	$10.89	$2,028	6.03%	0.20%	to	1.20%	(13.58)%	to	(12.71)%
2017	117	$11.93	to	$12.47	$1,407	3.86%	0.20%	to	1.20%	23.48%	to	24.71%
2016	33	$9.66	to	$10.00	$323	1.27%	0.25%	to	1.20%	6.68%	to	7.70%
2015	5	$9.05	to	$9.28	$46	0.09%	0.25%	to	1.20%	(9.47)%	to	(7.16)%
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND (Effective date 01/09/2012)
2018	154	$9.93	to	$10.03	$1,535	3.04%	0.20%	to	1.20%	(3.98)%	to	(3.02)%
2017	75	$10.16	to	$10.35	$775	2.79%	0.20%	to	1.20%	2.44%	to	3.47%
2016	24	$9.92	to	$10.14	$245	1.67%	0.25%	to	1.20%	3.14%	to	4.13%
2015	13	$9.62	to	$9.74	$123	1.90%	0.25%	to	1.20%	(3.63)%	to	(2.71)%
2014	11	$9.98	to	$10.01	$110	1.66%	0.25%	to	1.20%	2.04%	to	3.09%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND (Effective date 01/09/2012)
2018	619	$13.35	to	$9.66	$7,165	1.31%	0.20%	to	1.20%	(14.01) %	to	(13.13) %
2017	342	$15.53	to	$11.12	$4,866	1.48%	0.20%	to	1.20%	10.14%	to	11.24%
2016	107	$11.69	to	$20.61	$1,740	1.71%	0.25%	to	1.20%	21.25%	to	22.41%
2015	50	$9.64	to	$16.84	$771	1.50%	0.25%	to	1.20%	(3.59) %	to	(1.82) %
2014	32	$17.05	to	$17.15	$542	1.02%	0.25%	to	0.45%	15.67%	to	15.96%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND (Effective date 05/01/2015)
2018	771	$10.86	to	$9.81	$8,300	1.56%	0.20%	to	1.20%	(10.37) %	to	(9.46) %
2017	489	$12.11	to	$10.84	$5,896	1.70%	0.20%	to	1.20%	7.28%	to	8.36%
2016	120	$11.14	to	$11.32	$1,349	1.89%	0.25%	to	1.20%	18.85%	to	19.98%
2015	7	$9.37	to	$9.39	$62	0.93%	1.00%	to	1.20%	(6.26) %	to	(6.13) %
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND (Effective date 04/30/2018)
2018	168	$9.32	to	$9.38	$1,571	2.72%	0.20%	to	1.20%	(6.81) %	to	(6.18) %
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND (Effective date 04/28/2017)
2018	543	$10.13	to	$10.30	$5,509	1.99%	0.20%	to	1.20%	(10.97) %	to	(10.07) %
2017	173	$11.38	to	$11.45	$1,971	3.24%	0.20%	to	1.20%	13.78%	to	14.55%
AMERICAN FUNDS IS GROWTH FUND (Effective date 04/30/2018)
2018	417	$9.41	to	$9.48	$3,931	0.26%	0.20%	to	1.20%	(5.85) %	to	(5.22) %
AMERICAN FUNDS IS GROWTH-INCOME FUND (Effective date 04/30/2018)
2018	428	$9.43	to	$9.50	$4,036	1.79%	0.20%	to	1.20%	(5.66) %	to	(5.02) %
AMERICAN FUNDS IS INTERNATIONAL FUND (Effective date 05/01/2015)
2018	492	$10.06	to	$11.38	$4,988	1.76%	0.20%	to	1.20%	(14.45) %	to	(13.58) %
2017	264	$11.76	to	$13.16	$3,117	1.86%	0.20%	to	1.20%	30.33%	to	31.63%
2016	60	$9.02	to	$8.99	$538	1.88%	0.25%	to	1.20%	1.99%	to	2.97%
2015	14	$8.85	to	$8.69	$125	1.55%	1.00%	to	1.20%	(11.52) %	to	(13.12) %
AMERICAN FUNDS IS NEW WORLD FUND (Effective date 04/22/2016)
2018	316	$11.02	to	$11.02	$3,490	0.82%	0.20%	to	1.20%	(15.28) %	to	(14.42) %
2017	151	$13.01	to	$12.88	$1,972	1.20%	0.20%	to	1.20%	27.52%	to	28.80%
2016	34	$10.20	to	$10.27	$343	0.91%	0.25%	to	1.20%	2.00%	to	2.66%
BLACKROCK GLOBAL ALLOCATION VI FUND (Effective date 05/16/2014)
2018	942	$9.97	to	$10.47	$9,485	0.96%	0.20%	to	1.20%	(8.69) %	to	(7.76) %
2017	709	$10.92	to	$11.35	$7,867	1.65%	0.20%	to	1.20%	12.37%	to	13.48%
2016	260	$9.72	to	$10.31	$2,598	1.90%	0.25%	to	1.20%	2.56%	to	3.54%
2015	100	$9.48	to	$9.96	$979	1.30%	0.25%	to	1.20%	(5.23) %	to	(1.25) %
2014	16	$10.03	to	$10.09	$162	2.11%	0.25%	to	1.20%	0.27%	to	0.87%
BLACKROCK HIGH YIELD VI FUND (Effective date 05/16/2014)
2018	835	$10.55	to	$10.36	$8,810	5.26%	0.20%	to	1.20%	(4.06) %	to	(3.10) %
2017	455	$10.99	to	$10.69	$5,013	4.84%	0.20%	to	1.20%	5.83%	to	6.89%
2016	152	$10.38	to	$10.65	$1,594	5.21%	0.25%	to	1.20%	11.48%	to	12.54%
2015	34	$9.31	to	$9.46	$318	4.13%	0.25%	to	1.20%	(6.89) %	to	(4.06) %
2014	15	$9.81	to	$9.86	$150	2.57%	0.25%	to	1.00%	(1.85) %	to	(1.39) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO (Effective date 04/28/2017)
2018	375	$11.21	to	$11.40	$4,212	0.18%	0.20%	to	1.20%	(1.42)%	to	(0.43)%
2017	103	$11.38	to	$11.44	$1,177	0.31%	0.40%	to	1.20%	13.75%	to	14.36%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO (Effective date 04/28/2017)
2018	85	$9.22	to	$9.37	$790	0.27%	0.20%	to	1.20%	(13.85)%	to	(12.97)%
2017	13	$10.70	to	$10.75	$144	0.21%	0.40%	to	1.20%	6.97%	to	7.54%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO (Effective date 05/01/2015)
2018	326	$12.12	to	$12.74	$3,985	0.00%	0.20%	to	1.20%	1.97%	to	3.00%
2017	89	$11.89	to	$12.37	$1,056	0.00%	0.20%	to	1.20%	22.44%	to	23.67%
2016	39	$9.71	to	$10.10	$387	0.00%	0.25%	to	1.20%	4.27%	to	5.28%
2015	6	$9.31	to	$9.60	$53	0.00%	0.25%	to	1.20%	(6.89)%	to	(4.05)%
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (Effective date 03/11/2011)
2018	21	$15.57	to	$15.57	$331	0.00%	1.40%	to	1.40%	(14.04)%	to	(14.04)%
2017	24	$18.11	to	$18.11	$438	0.00%	1.40%	to	1.40%	10.52%	to	10.52%
2016	34	$16.39	to	$16.53	$559	0.00%	1.25%	to	1.40%	12.08%	to	12.25%
2015	42	$14.62	to	$14.73	$621	0.00%	1.25%	to	1.40%	(4.65)%	to	(4.51)%
2014	43	$15.34	to	$15.34	$666	0.00%	1.40%	to	1.40%	4.35%	to	4.35%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1 (Effective date 03/11/2011)
2018	167	$23.14	to	$23.41	$3,870	0.00%	1.25%	to	1.40%	(9.43)%	to	(9.30)%
2017	184	$25.55	to	$25.81	$4,696	0.00%	1.25%	to	1.40%	33.34%	to	33.54%
2016	205	$19.16	to	$19.33	$3,934	0.00%	1.25%	to	1.40%	17.73%	to	17.91%
2015	241	$16.27	to	$16.39	$3,919	0.00%	1.25%	to	1.40%	8.54%	to	8.70%
2014	268	$14.99	to	$15.08	$4,020	0.00%	1.25%	to	1.40%	23.68%	to	23.91%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2
2018	2	$50.15	to	$51.57	$98	0.00%	1.25%	to	1.40%	(9.73)%	to	(9.59)%
2017	2	$55.55	to	$57.04	$133	0.00%	1.25%	to	1.40%	33.05%	to	33.25%
2016	2	$41.75	to	$42.81	$78	0.00%	1.25%	to	1.40%	17.36%	to	17.54%
2015	3	$35.57	to	$36.42	$107	0.00%	1.25%	to	1.40%	8.29%	to	8.45%
2014	1	$32.85	to	$33.59	$46	0.00%	1.25%	to	1.40%	23.36%	to	23.58%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (Effective date 01/09/2012)
2018	2	$11.88	to	$17.21	$39	0.17%	0.25%	to	1.00%	(19.02)%	to	(18.37)%
2017	2	$14.68	to	$21.08	$48	0.21%	0.25%	to	1.00%	12.86%	to	13.70%
2016	9	$13.00	to	$18.54	$162	0.33%	0.25%	to	1.00%	31.42%	to	32.41%
2015	13	$9.90	to	$14.00	$187	0.57%	0.25%	to	1.00%	(7.25)%	to	(6.55)%
2014	14	$14.90	to	$14.98	$202	0.62%	0.25%	to	0.45%	2.62%	to	2.74%
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (Effective date 04/30/2018)
2018	74	$9.90	to	$9.97	$736	1.69%	0.20%	to	1.20%	(0.96)%	to	(0.29)%
DELAWARE VIP EMERGING MARKETS SERIES (Effective date 01/09/2012)
2018	373	$9.55	to	$11.73	$4,262	3.01%	0.20%	to	1.20%	(17.04)%	to	(16.20)%
2017	222	$11.51	to	$13.99	$3,105	0.31%	0.20%	to	1.20%	38.57%	to	39.95%
2016	109	$8.31	to	$10.83	$1,139	0.85%	0.25%	to	1.20%	12.32%	to	13.40%
2015	66	$7.39	to	$9.55	$617	0.57%	0.25%	to	1.20%	(15.79)%	to	(14.99)%
2014	51	$8.80	to	$11.23	$563	0.35%	0.25%	to	1.00%	(9.18)%	to	(8.48)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES (Effective date 04/22/2016)
2018	49	$10.01	to	$9.99	$488	2.26%	0.20%	to	1.20%	(18.88)%	to	(18.07)%
2017	28	$12.34	to	$12.19	$345	0.42%	0.20%	to	1.20%	20.73%	to	21.94%
2016	2	$10.22	to	$10.22	$25	0.00%	1.20%	to	1.20%	2.22%	to	2.22%
DELAWARE VIP REIT SERIES (Effective date 01/09/2012)
2018	165	$11.83	to	$9.33	$1,700	1.77%	0.20%	to	1.20%	(8.62)%	to	(7.70)%
2017	146	$12.94	to	$10.11	$1,644	1.28%	0.20%	to	1.20%	0.06%	to	1.07%
2016	57	$10.84	to	$16.67	$817	0.55%	0.25%	to	1.20%	4.35%	to	5.35%
2015	16	$10.38	to	$15.82	$234	0.87%	0.25%	to	1.20%	3.84%	to	3.26%
2014	11	$12.15	to	$15.32	$157	1.43%	0.25%	to	1.00%	27.89%	to	28.85%
DELAWARE VIP SMALL CAP VALUE SERIES (Effective date 01/09/2012)
2018	262	$10.78	to	$9.25	$2,913	0.53%	0.20%	to	1.20%	(17.94)%	to	(17.11)%
2017	141	$13.14	to	$11.15	$2,000	0.49%	0.20%	to	1.20%	10.43%	to	11.54%
2016	57	$11.90	to	$18.95	$899	0.61%	0.25%	to	1.20%	29.52%	to	30.76%
2015	21	$10.15	to	$14.49	$301	0.47%	0.25%	to	1.00%	(7.39)%	to	(6.70)%
2014	25	$10.96	to	$15.53	$381	0.30%	0.25%	to	1.00%	4.58%	to	5.36%
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO (Effective date 09/29/2017)
2018	115	$7.90	to	$8.34	$933	3.60%	0.55%	to	1.55%	(21.01)%	to	(20.21)%
2017	2	$10.45	to	$10.45	$20	2.73%	0.55%	to	0.55%	4.54%	to	4.54%
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO (Effective date 12/29/2017)
2018	142	$8.16	to	$8.67	$1,191	4.44%	0.55%	to	1.55%	(18.37)%	to	(17.55)%
DIMENSIONAL VA US LARGE VALUE PORTFOLIO (Effective date 09/29/2017)
2018	338	$8.65	to	$9.40	$3,033	3.33%	0.55%	to	1.55%	(13.48)%	to	(12.60)%
2017	13	$10.75	to	$10.75	$140	1.77%	0.75%	to	0.75%	7.55%	to	7.55%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO (Effective date 12/29/2017)
2018	167	$8.28	to	$8.72	$1,396	1.44%	0.55%	to	1.55%	(17.17)%	to	(16.33)%
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO (Effective date 01/09/2012)
2018	19	$13.99	to	$24.37	$420	0.00%	0.25%	to	1.20%	(2.45)%	to	(1.52)%
2017	20	$14.35	to	$24.75	$461	0.00%	0.25%	to	1.20%	40.67%	to	42.00%
2016	24	$10.20	to	$17.43	$386	0.00%	0.25%	to	1.20%	3.15%	to	4.12%
2015	30	$11.58	to	$16.74	$458	0.00%	0.25%	to	1.20%	4.65%	to	5.65%
2014	16	$11.09	to	$15.84	$240	0.00%	0.25%	to	1.00%	5.52%	to	6.31%
DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.
2018	4	$55.08	to	$57.21	$246	1.76%	1.25%	to	1.40%	(5.74)%	to	(5.60)%
2017	6	$58.43	to	$60.61	$351	1.13%	1.25%	to	1.40%	13.73%	to	13.91%
2016	6	$51.38	to	$53.21	$325	1.30%	1.25%	to	1.40%	8.85%	to	9.01%
2015	7	$47.20	to	$48.81	$321	1.06%	1.25%	to	1.40%	(4.54)%	to	(4.40)%
2014	8	$49.45	to	$51.05	$388	1.12%	1.25%	to	1.40%	11.88%	to	12.03%
DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES
2018	4	$72.78	to	$75.91	$273	1.26%	1.25%	to	1.40%	(8.15)%	to	(7.97)%
2017	4	$79.24	to	$82.48	$305	1.34%	1.25%	to	1.40%	25.57%	to	25.76%
2016	4	$63.11	to	$65.59	$246	1.63%	1.25%	to	1.40%	6.41%	to	6.56%
2015	4	$59.31	to	$61.55	$265	1.66%	1.25%	to	1.40%	(3.83)%	to	(3.68)%
2014	6	$61.66	to	$63.90	$345	1.78%	1.25%	to	1.40%	6.59%	to	6.75%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES (Effective date 01/09/2012)
2018	29	$13.19	to	$17.29	$442	1.02%	0.25%	to	1.20%	(8.22)%	to	(7.34)%
2017	31	$14.37	to	$18.66	$503	1.09%	0.25%	to	1.20%	25.50%	to	26.69%
2016	32	$11.45	to	$14.73	$414	1.37%	0.25%	to	1.20%	6.35%	to	7.36%
2015	36	$10.77	to	$13.72	$452	1.44%	0.25%	to	1.20%	(3.87)%	to	(2.96)%
2014	23	$14.05	to	$14.14	$318	1.65%	0.25%	to	0.45%	7.33%	to	7.61%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2018	6	$59.69	to	$61.95	$337	0.80%	1.25%	to	1.40%	(6.02)%	to	(5.88)%
2017	6	$63.51	to	$65.81	$375	0.74%	1.25%	to	1.40%	18.05%	to	18.23%
2016	6	$53.80	to	$55.66	$339	1.20%	1.25%	to	1.40%	8.51%	to	8.67%
2015	8	$49.59	to	$51.23	$387	0.84%	1.25%	to	1.40%	0.17%	to	0.31%
2014	9	$49.50	to	$51.07	$437	0.78%	1.25%	to	1.40%	8.55%	to	8.71%
DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO (Effective date 01/09/2012)
2018	2	$12.45	to	$12.45	$27	1.47%	0.25%	to	0.25%	(17.19)%	to	(17.19)%
2017	2	$15.04	to	$15.04	$32	1.33%	0.25%	to	0.25%	27.82%	to	27.82%
2016	4	$11.65	to	$11.76	$44	1.65%	0.25%	to	0.45%	(2.03)%	to	(1.83)%
2015	4	$11.89	to	$11.98	$48	2.42%	0.25%	to	0.45%	(3.41)%	to	(3.21)%
2014	5	$12.31	to	$12.38	$68	1.61%	0.25%	to	0.45%	(9.95)%	to	(9.83)%
DWS CAPITAL GROWTH VIP (Effective date 01/09/2012)
2018	83	$15.84	to	$12.31	$1,573	0.55%	0.20%	to	1.20%	(3.05)%	to	(2.06)%
2017	164	$16.34	to	$12.57	$3,480	0.48%	0.20%	to	1.20%	24.46%	to	25.71%
2016	131	$10.02	to	$19.05	$2,345	0.30%	0.25%	to	1.20%	2.76%	to	3.74%
2015	39	$12.77	to	$18.36	$697	0.34%	0.25%	to	1.20%	7.04%	to	8.06%
2014	23	$11.93	to	$16.99	$377	0.24%	0.25%	to	1.20%	11.29%	to	12.37%
DWS CROCI® U.S. VIP (Effective date 01/09/2012)
2018	8	$10.62	to	$14.81	$103	2.16%	0.25%	to	1.20%	(11.77)%	to	(10.94)%
2017	8	$12.03	to	$16.62	$117	1.08%	0.25%	to	1.20%	21.01%	to	22.15%
2016	10	$9.95	to	$13.61	$128	0.88%	0.25%	to	1.20%	(5.76)%	to	(4.87)%
2015	19	$10.55	to	$14.31	$266	1.19%	0.25%	to	1.20%	(8.27)%	to	(7.39)%
2014	41	$11.53	to	$15.45	$623	0.86%	0.25%	to	1.00%	9.29%	to	10.12%
DWS GLOBAL SMALL CAP VIP (Effective date 01/09/2012)
2018	2	$8.57	to	$13.91	$25	0.00%	0.25%	to	1.20%	(21.70)%	to	(20.94)%
2017	2	$10.94	to	$17.60	$34	0.00%	0.25%	to	1.20%	18.19%	to	19.30%
2016	2	$9.26	to	$14.75	$22	0.12%	0.25%	to	1.20%	0.12%	to	1.08%
2015	3	$9.85	to	$14.59	$37	0.62%	0.25%	to	1.00%	(0.15)%	to	0.61%
2014	3	$9.86	to	$14.50	$38	0.71%	0.25%	to	1.00%	(5.28)%	to	(4.61)%
DWS SMALL MID CAP VALUE VIP (Effective date 01/09/2012)
2018	12	$11.27	to	$16.11	$199	0.98%	0.25%	to	1.00%	(17.16)%	to	(16.54)%
2017	12	$13.61	to	$19.31	$238	0.35%	0.25%	to	1.00%	9.04%	to	9.86%
2016	14	$12.48	to	$17.57	$238	0.23%	0.25%	to	1.00%	15.31%	to	16.18%
2015	14	$10.82	to	$15.13	$206	0.00%	0.25%	to	1.00%	(3.19)%	to	(2.46)%
2014	14	$15.42	to	$15.51	$218	0.32%	0.25%	to	0.45%	4.68%	to	4.87%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

EATON VANCE VT FLOATING-RATE INCOME FUND (Effective date 05/02/2016)
2018	957	$10.53	to	$10.29	$10,009	3.82%	0.20%	to	1.20%	(1.27)%	to	(0.27)%
2017	393	$10.66	to	$10.32	$4,154	3.06%	0.20%	to	1.20%	2.19%	to	3.22%
2016	57	$10.43	to	$10.50	$594	1.51%	0.25%	to	1.20%	4.34%	to	4.99%
FEDERATED HIGH INCOME BOND FUND II (Effective date 04/28/2017)
2018	95	$9.74	to	$9.90	$929	5.12%	0.20%	to	1.20%	(4.60)%	to	(3.63)%
2017	19	$10.21	to	$10.27	$195	0.00%	0.20%	to	1.20%	2.06%	to	2.75%
FIDELITY VIP ASSET MANAGER PORTFOLIO
2018	25	$48.81	to	$51.01	$1,263	1.68%	1.25%	to	1.40%	(6.67)%	to	(6.53)%
2017	26	$52.30	to	$54.58	$1,406	1.87%	1.25%	to	1.40%	12.52%	to	12.69%
2016	28	$46.48	to	$48.43	$1,314	1.40%	1.25%	to	1.40%	1.64%	to	1.80%
2015	32	$45.73	to	$47.58	$1,488	1.54%	1.25%	to	1.40%	(1.25)%	to	(1.10)%
2014	35	$46.31	to	$48.11	$1,664	1.51%	1.25%	to	1.40%	4.37%	to	4.52%
FIDELITY VIP BALANCED PORTFOLIO (Effective date 04/28/2017)
2018	2,024	$10.20	to	$10.37	$20,859	1.69%	0.20%	to	1.20%	(5.59)%	to	(4.63)%
2017	680	$10.80	to	$10.88	$7,363	2.14%	0.20%	to	1.20%	8.05%	to	8.77%
FIDELITY VIP CONTRAFUND PORTFOLIO
2018	12	$77.66	to	$80.50	$973	0.70%	1.25%	to	1.40%	(7.69)%	to	(7.55) %
2017	13	$84.13	to	$87.07	$1,128	0.99%	1.25%	to	1.40%	20.19%	to	20.37%
2016	15	$69.99	to	$72.34	$1,076	0.72%	1.25%	to	1.40%	6.51%	to	6.67%
2015	19	$65.72	to	$67.82	$1,288	1.03%	1.25%	to	1.40%	(0.73)%	to	(0.58)%
2014	23	$66.20	to	$68.21	$1,535	0.96%	1.25%	to	1.40%	10.39%	to	10.55%
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO
2018	30	$14.54	to	$15.04	$438	1.65%	1.25%	to	1.40%	0.23%	to	0.39%
2017	24	$14.50	to	$14.98	$356	0.64%	1.25%	to	1.40%	(0.72)%	to	(0.57)%
2016	36	$14.61	to	$15.07	$537	0.20%	1.25%	to	1.40%	(1.18)%	to	(1.04)%
2015	47	$14.78	to	$15.23	$702	0.03%	1.25%	to	1.40%	(1.37)%	to	(1.22)%
2014	50	$14.99	to	$15.41	$755	0.01%	1.25%	to	1.40%	(1.38)%	to	(1.28)%
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2018	7	$50.85	to	$52.71	$375	0.12%	1.25%	to	1.40%	10.89%	to	11.06%
2017	8	$45.86	to	$47.46	$351	0.29%	1.25%	to	1.40%	32.65%	to	32.85%
2016	8	$34.57	to	$35.73	$294	0.31%	1.25%	to	1.40%	(1.06)%	to	(0.91)%
2015	10	$34.94	to	$36.06	$346	0.18%	1.25%	to	1.40%	4.14%	to	4.30%
2014	10	$33.55	to	$34.57	$343	0.21%	1.25%	to	1.40%	10.65%	to	10.80%
FIDELITY VIP GROWTH PORTFOLIO
2018	15	$134.01	to	$140.66	$2,062	0.24%	1.25%	to	1.40%	(1.56)%	to	(1.42)%
2017	17	$136.14	to	$142.68	$2,369	0.21%	1.25%	to	1.40%	33.26%	to	33.46%
2016	18	$102.16	to	$106.91	$1,852	0.04%	1.25%	to	1.40%	(0.60)%	to	(0.45)%
2015	20	$102.77	to	$107.39	$2,054	0.25%	1.25%	to	1.40%	5.68%	to	5.84%
2014	24	$97.24	to	$101.46	$2,352	0.18%	1.25%	to	1.40%	9.75%	to	9.91%
FIDELITY VIP HIGH INCOME PORTFOLIO
2018	4	$51.89	to	$59.90	$247	5.25%	1.25%	to	1.55%	(4.78)%	to	(4.49)%
2017	5	$54.50	to	$62.71	$301	5.10%	1.25%	to	1.55%	5.29%	to	5.61%
2016	6	$51.76	to	$59.38	$322	5.09%	1.25%	to	1.55%	12.85%	to	13.19%
2015	7	$45.87	to	$52.46	$358	6.54%	1.25%	to	1.55%	(5.11)%	to	(4.83)%
2014	8	$48.34	to	$55.12	$411	4.76%	1.25%	to	1.55%	(0.39)%	to	(0.11)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

FIDELITY VIP INDEX 500 PORTFOLIO
2018	4	$311.62	to	$354.81	$1,201	1.79%	1.25%	to	1.55%	(5.97)%	to	(5.68)%
2017	4	$331.40	to	$376.20	$1,401	1.80%	1.25%	to	1.55%	19.85%	to	20.21%
2016	4	$276.52	to	$312.96	$1,236	1.41%	1.25%	to	1.55%	10.14%	to	10.47%
2015	5	$251.05	to	$283.29	$1,289	1.94%	1.25%	to	1.55%	(0.22)%	to	0.08%
2014	5	$251.61	to	$283.07	$1,442	1.66%	1.25%	to	1.55%	11.82%	to	12.16%

FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO (Effective date 04/28/2017)
2018	209	$10.05	to	$10.22	$2,107	0.88%	0.20%	to	1.20%	(14.03)%	to	(13.16)%
2017	39	$11.69	to	$11.76	$462	0.56%	0.25%	to	1.2B %	16.90%	to	17.65%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2018	5	$32.34	to	$33.57	$171	2.44%	1.25%	to	1.40%	(1.92)%	to	(1.77)%
2017	6	$32.98	to	$34.17	$185	2.32%	1.25%	to	1.40%	2.77%	to	2.93%
2016	6	$32.09	to	$33.20	$179	2.06%	1.25%	to	1.40%	3.29%	to	3.44%
2015	7	$31.07	to	$32.10	$210	2.40%	1.25%	to	1.40%	(1.98)%	to	(1.83)%
2014	9	$31.69	to	$32.70	$276	1.51%	1.25%	to	1.40%	4.35%	to	4.54%
FIDELITY VIP OVERSEAS PORTFOLIO
2018	3	$35.05	to	$36.78	$116	1.40%	1.25%	to	1.40%	(16.00)%	to	(15.87)%
2017	4	$41.73	to	$43.71	$188	1.28%	1.25%	to	1.40%	28.48%	to	28.67%
2016	6	$32.48	to	$33.97	$194	1.04%	1.25%	to	1.40%	(6.38)%	to	(6.24)%
2015	10	$34.69	to	$36.23	$350	1.30%	1.25%	to	1.40%	2.18%	to	2.34%
2014	12	$33.95	to	$35.41	$393	1.28%	1.25%	to	1.40%	(9.35)%	to	(9.21)%

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO (Effective date 04/28/2017)
2018	247	$10.17	to	$10.34	$2,510	1.95%	0.20%	to	1.20%	(6.06)%	to	(5.12)%
2017	81	$10.83	to	$10.83	$874	1.36%	1.20%	to	1.20%	8.27%	to	8.27%

FRANKLIN INCOME VIP FUND (Effective date 12/31/2014)
2018	814	$10.67	to	$10.43	$8,673	4.48%	0.20%	to	1.20%	(5.57)%	to	(4.61)%
2017	576	$11.30	to	$10.93	$6,488	3.88%	0.20%	to	1.20%	8.25%	to	9.33%
2016	225	$10.32	to	$10.25	$2,332	3.61%	0.25%	to	1.20%	12.51%	to	13.59%
2015	66	$9.18	to	$9.02	$604	3.36%	0.25%	to	1.20%	(8.25)%	to	(9.79)%

GOLDMAN SACHS VIT LARGE CAP VALUE FUND
2018	7	$18.69	to	$19.28	$133	1.23%	1.25%	to	1.40%	(9.74)%	to	(9.60)%
2017	8	$20.70	to	$21.33	$169	1.63%	1.25%	to	1.40%	8.34%	to	8.49%
2016	9	$19.11	to	$19.66	$173	1.84%	1.25%	to	1.40%	10.03%	to	10.20%
2015	12	$17.37	to	$17.84	$208	1.39%	1.25%	to	1.40%	(5.74)%	to	(5.60)%
2014	13	$18.42	to	$18.90	$248	1.33%	1.25%	to	1.40%	11.37%	to	11.57%

GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO (Effective date 12/31/2014)
2018	125	$8.84	to	$9.73	$1,111	3.41%	0.20%	to	1.20%	(8.21)%	to	(7.28)%
2017	34	$9.63	to	$10.49	$334	3.91%	0.20%	to	1.20%	3.89%	to	4.93%
2016	6	$9.27	to	$9.42	$52	0.95%	0.25%	to	1.20%	(0.91) %	to	0.03%
2015	4	$9.35	to	$9.42	$37	2.07%	0.25%	to	1.20%	(6.46)%	to	(5.82)%

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
2018	2	$24.38	to	$25.15	$40	0.48%	1.25%	to	1.40%	(2.42)%	to	(2.27)%
2017	1	$24.99	to	$25.74	$36	0.44%	1.25%	to	1.40%	28.85%	to	29.04%
2016	5	$19.39	to	$19.39	$90	0.48%	1.40%	to	1.40%	0.57%	to	0.57%
2015	7	$19.29	to	$19.80	$141	0.36%	1.25%	to	1.40%	1.96%	to	2.11%
2014	5	$18.91	to	$19.39	$99	0.32%	1.25%	to	1.40%	12.03%	to	12.21%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS
2018	4	$24.59	to	$25.39	$92	1.06%	1.25%	to	1.40%	(7.51)%	to	(7.37)%
2017	5	$26.59	to	$27.41	$129	1.54%	1.25%	to	1.40%	22.35%	to	22.53%
2016	3	$21.73	to	$22.37	$76	1.23%	1.25%	to	1.40%	9.20%	to	9.36%
2015	4	$19.90	to	$20.45	$85	1.41%	1.25%	to	1.40%	(1.59)%	to	(1.44)%
2014	3	$20.22	to	$20.75	$68	1.38%	1.25%	to	1.40%	14.76%	to	14.89%
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS (Effective date 04/22/2016)
2018	186	$12.20	to	$11.55	$2,258	1.18%	0.20%	to	1.20%	(7.48)%	to	(6.55)%
2017	93	$13.19	to	$12.36	$1,217	1.86%	0.20%	to	1.20%	22.33%	to	23.56%
2016	17	$10.78	to	$10.85	$180	1.39%	0.25%	to	1.20%	7.83%	to	8.53%
GREAT-WEST AGGRESSIVE PROFILE FUND (Effective date 04/28/2017)
2018	632	$9.90	to	$10.07	$6,284	2.73%	0.20%	to	1.20%	(11.48)%	to	(10.59)%
2017	429	$11.19	to	$11.26	$4,805	2.54%	0.20%	to	1.20%	11.89%	to	12.65%
GREAT-WEST ARIEL MID CAP VALUE FUND (Effective date 01/09/2012)
2018	90	$9.62	to	$9.81	$965	0.69%	0.20%	to	1.20%	(15.43)%	to	(14.58)%
2017	46	$11.37	to	$22.22	$648	2.88%	0.25%	to	1.20%	13.64%	to	14.72%
2016	25	$10.01	to	$19.37	$393	1.50%	0.25%	to	1.20%	11.70%	to	12.76%
2015	20	$10.67	to	$17.18	$328	1.57%	0.25%	to	1.00%	(7.04)%	to	(6.33)%
2014	14	$11.48	to	$18.34	$249	1.73%	0.25%	to	1.00%	6.79%	to	7.57%
GREAT-WEST BOND INDEX FUND (Effective date 01/09/2012)
2018	1,710	$10.08	to	$10.22	$17,736	1.37%	0.20%	to	1.20%	(1.60)%	to	(0.60)%
2017	1,227	$10.51	to	$10.29	$12,993	1.06%	0.20%	to	1.20%	1.83%	to	2.85%
2016	484	$10.06	to	$10.83	$5,192	0.98%	0.25%	to	1.20%	0.73%	to	1.69%
2015	263	$9.99	to	$10.65	$2,794	1.64%	0.25%	to	1.20%	(0.08)%	to	(0.02)%
2014	175	$10.37	to	$10.65	$1,857	2.47%	0.25%	to	1.00%	4.64%	to	5.55%
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L (Effective date 04/28/2017)
2018	527	$9.86	to	$10.03	$5,207	2.31%	0.20%	to	1.20%	(4.47)%	to	(3.51)%
2017	265	$10.33	to	$10.39	$2,735	1.63%	0.2B %	to	1.20%	3.25%	to	3.95%
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS (Effective date 04/28/2017)
2018	1,335	$9.89	to	$10.06	$13,279	3.14%	0.20%	to	1.20%	(4.31)%	to	(3.34)%
2017	1,006	$13.03	to	$10.41	$10,420	1.50%	0.20%	to	1.20%	15.60%	to	4.10%
GREAT-WEST CORE BOND FUND (Effective date 01/09/2012)
2018	402	$10.20	to	$10.22	$4,183	2.54%	0.20%	to	1.20%	(2.39)%	to	(1.41)%
2017	182	$13.03	to	$10.37	$1,970	1.65%	0.20%	to	1.20%	15.60%	to	3.69%
2016	86	$10.18	to	$11.14	$936	2.30%	0.25%	to	1.20%	3.45%	to	4.43%
2015	75	$9.84	to	$10.67	$795	2.68%	0.25%	to	1.20%	(1.61)%	to	(1.41)%
2014	72	$10.76	to	$10.82	$781	3.28%	0.25%	to	0.45%	4.77%	to	4.95%
GREAT-WEST EMERGING MARKETS EQUITY FUND (Effective date 04/30/2018)
2018	84	$8.18	to	$8.23	$687	2.11%	0.20%	to	1.20%	(18.21)%	to	(17.66)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST GLOBAL BOND FUND (Effective date 01/09/2012)
2018	449	$9.45	to	$10.13	$4,450	2.72%	0.20%	to	1.20%	(1.47)%	to	(0.47)%
2017	279	$9.59	to	$10.17	$2,840	1.67%	0.20%	to	1.20%	0.74%	to	1.75%
2016	146	$9.52	to	$11.21	$1,521	1.64%	0.25%	to	1.20%	1.75%	to	2.72%
2015	92	$9.36	to	$10.92	$956	4.20%	0.25%	to	1.20%	(5.31)%	to	(4.43)%
2014	58	$9.91	to	$11.42	$659	6.76%	0.25%	to	1.00%	(0.80)%	to	(0.09)%
GREAT-WEST GOVERNMENT MONEY MARKET FUND (Effective date 01/09/2012)
2018	4,102	$9.56	to	$10.14	$40,842	1.42%	0.20%	to	1.20%	0.18%	to	1.18%
2017	2,473	$9.55	to	$10.02	$24,425	0.41%	0.20%	to	1.20%	(0.79)%	to	0.21%
2016	2,109	$9.62	to	$9.88	$20,774	0.00%	0.25%	to	1.20%	(1.19)%	to	(0.25)%
2015	1,268	$9.74	to	$9.90	$12,535	0.00%	0.25%	to	1.20%	(1.20)%	to	(0.25)%
2014	830	$9.86	to	$9.93	$8,231	0.00%	0.25%	to	1.20%	(1.20)%	to	(0.20)%
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND (Effective date 04/30/2018)
2018	37	$9.88	to	$9.94	$366	6.07%	0.20%	to	1.20%	(1.22)%	to	(0.56)%
GREAT-WEST INTERNATIONAL GROWTH FUND (Effective date 03/01/2013)
2018	193	$9.12	to	$10.48	$1,809	0.00%	0.20%	to	1.20%	(17.88)%	to	(17.04)%
2017	95	$11.11	to	$12.64	$1,104	1.82%	0.20%	to	1.20%	25.11%	to	26.37%
2016	13	$8.88	to	$13.44	$146	0.21%	0.25%	to	1.20%	(1.48)%	to	(0.54)%
2015	16	$9.48	to	$13.52	$198	1.08%	0.25%	to	1.20%	(1.18)%	to	(0.25)%
2014	5	$13.55	to	$13.55	$65	0.91%	0.25%	to	0.25%	(5.64)%	to	(5.64)%
GREAT-WEST INTERNATIONAL INDEX FUND (Effective date 01/09/2012)
2018	1,042	$9.40	to	$10.69	$11,163	2.23%	0.20%	to	1.20%	(14.88)%	to	(14.01)%
2017	559	$11.05	to	$12.44	$7,640	2.74%	0.20%	to	1.20%	23.13%	to	24.37%
2016	221	$8.97	to	$13.16	$2,921	2.04%	0.25%	to	1.20%	(0.54)%	to	0.40%
2015	148	$9.21	to	$13.11	$1,882	1.15%	0.25%	to	1.20%	(2.27)%	to	(1.33)%
2014	98	$9.45	to	$13.29	$1,294	3.54%	0.25%	to	1.00%	(7.08)%	to	(6.41)%
GREAT-WEST INTERNATIONAL VALUE FUND (Effective date 01/09/2012)
2018	364	$11.52	to	$10.63	$4,116	1.44%	0.20%	to	1.20%	(16.59)%	to	(15.74)%
2017	237	$13.81	to	$12.62	$3,367	1.17%	0.20%	to	1.20%	24.96%	to	26.21%
2016	128	$9.92	to	$14.83	$1,758	0.76%	0.25%	to	1.20%	2.65%	to	3.63%
2015	104	$9.66	to	$14.32	$1,445	0.96%	0.25%	to	1.20%	(3.38)%	to	6.19%
2014	69	$10.26	to	$13.48	$933	1.87%	0.25%	to	1.00%	0.00%	to	0.75%
GREAT-WEST INVESCO SMALL CAP VALUE FUND (Effective date 12/31/2014)
2018	72	$10.07	to	$9.16	$712	3.75%	0.20%	to	1.20%	(14.89)%	to	(14.02)%
2017	31	$11.83	to	$10.66	$358	0.32%	0.20%	to	1.20%	5.55%	to	6.60%
2016	16	$11.04	to	$11.29	$175	0.08%	0.25%	to	1.20%	22.11%	to	23.27%
2015	2	$9.18	to	$9.16	$15	0.25%	0.25%	to	1.20%	(8.23)%	to	(8.45)%
GREAT-WEST LARGE CAP GROWTH FUND (Effective date 04/22/2016)
2018	233	$13.05	to	$12.96	$3,044	0.30%	0.20%	to	1.20%	(1.15)%	to	(0.15)%
2017	72	$13.20	to	$13.41	$957	1.25%	0.25%	to	1.20%	28.51%	to	29.73%
2016	7	$10.27	to	$10.34	$76	0.02%	0.25%	to	1.20%	2.73%	to	3.41%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST LIFETIME 2015 FUND (Effective date 04/22/2016)
2018	118	$10.71	to	$10.58	$1,260	2.18%	0.20%	to	1.20%	(5.56)%	to	(4.61)%
2017	118	$11.34	to	$11.09	$1,328	1.42%	0.20%	to	1.20%	9.80%	to	10.90%
2016	55	$10.33	to	$10.40	$567	1.60%	0.25%	to	1.20%	3.30%	to	3.98%
GREAT-WEST LIFETIME 2020 FUND (Effective date 04/29/2016)
2018	231	$10.85	to	$10.64	$2,486	2.85%	0.20%	to	1.20%	(6.08)%	to	(5.13)%
2017	170	$11.55	to	$11.20	$1,944	3.93%	0.40%	to	1.20%	11.10%	to	11.99%
2016	19	$10.40	to	$10.40	$194	1.69%	1.20%	to	1.20%	4.00%	to	4.00%
GREAT-WEST LIFETIME 2025 FUND (Effective date 04/22/2016)
2018	496	$10.93	to	$10.72	$5,446	2.04%	0.20%	to	1.20%	(6.87)%	to	(5.92)%
2017	469	$11.73	to	$11.39	$5,518	2.08%	0.20%	to	1.20%	12.78%	to	13.91%
2016	226	$10.40	to	$10.47	$2,364	1.90%	0.25%	to	1.20%	4.05%	to	4.73%
GREAT-WEST LIFETIME 2030 FUND (Effective date 04/29/2016)
2018	196	$11.13	to	$10.79	$2,171	3.37%	0.20%	to	1.20%	(7.85)%	to	(6.93)%
2017	86	$12.08	to	$11.59	$1,037	5.02%	0.20%	to	1.20%	14.80%	to	15.95%
2016	7	$10.53	to	$10.53	$78	1.20%	1.20%	to	1.20%	5.26%	to	5.26%
GREAT-WEST LIFETIME 2035 FUND (Effective date 04/22/2016)
2018	155	$11.17	to	$10.86	$1,756	1.61%	0.20%	to	1.20%	(8.97)%	to	(8.05)%
2017	160	$12.27	to	$11.81	$1,990	1.89%	0.20%	to	1.20%	16.95%	to	18.13%
2016	136	$10.49	to	$10.56	$1,437	1.78%	0.25%	to	1.20%	4.95%	to	5.64%
GREAT-WEST LIFETIME 2040 FUND (Effective date 04/29/2016)
2018	40	$11.31	to	$10.86	$445	3.15%	0.20%	to	1.20%	(9.85)%	to	(8.94)%
2017	18	$12.55	to	$11.93	$219	6.00%	0.20%	to	1.20%	18.11%	to	19.29%
2016	8	$10.62	to	$10.62	$81	1.49%	1.20%	to	1.20%	6.23%	to	6.23%
GREAT-WEST LIFETIME 2045 FUND (Effective date 04/22/2016)
2018	45	$11.22	to	$11.51	$501	2.26%	0.25%	to	1.20%	(10.45)%	to	(9.59)%
2017	23	$12.53	to	$12.73	$295	1.86%	0.25%	to	1.20%	18.99%	to	20.12%
2016	20	$10.53	to	$10.60	$209	1.71%	0.25%	to	1.20%	5.30%	to	5.99%
GREAT-WEST LIFETIME 2050 FUND (Effective date 04/29/2016)
2018	16	$11.32	to	$10.87	$186	3.72%	0.20%	to	1.20%	(10.63)%	to	(9.72)%
2017	10	$12.67	to	$12.67	$127	3.88%	1.20%	to	1.20%	19.15%	to	19.15%
2016	5	$10.63	to	$10.63	$56	1.43%	1.20%	to	1.20%	6.30%	to	6.30%
GREAT-WEST LIFETIME 2055 FUND (Effective date 04/22/2016)
2018	126	$11.20	to	$10.86	$1,407	1.86%	0.20%	to	1.20%	(10.84)%	to	(9.93)%
2017	56	$12.56	to	$12.76	$697	2.10%	0.25%	to	1.20%	19.37%	to	20.50%
2016	36	$10.52	to	$10.59	$381	1.67%	0.25%	to	1.20%	5.21%	to	5.90%
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND (Effective date 01/09/2012)
2018	202	$10.25	to	$9.16	$2,108	0.00%	0.20%	to	1.20%	(17.20)%	to	(16.36)%
2017	99	$12.38	to	$10.95	$1,364	0.08%	0.20%	to	1.20%	8.43%	to	9.52%
2016	51	$11.42	to	$19.34	$745	0.08%	0.25%	to	1.20%	24.32%	to	25.51%
2015	12	$9.19	to	$15.41	$186	0.23%	0.25%	to	1.20%	(8.14)%	to	(3.71)%
2014	9	$15.91	to	$16.00	$147	0.87%	0.25%	to	0.45%	4.40%	to	4.58%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST MID CAP VALUE FUND (Effective date 12/31/2014)
2018	251	$11.29	to	$10.22	$2,799	5.29%	0.20%	to	1.20%	(13.36)%	to	(12.48)%
2017	156	$13.03	to	$11.68	$2,012	11.02%	0.20%	to	1.20%	15.60%	to	16.75%
2016	82	$11.14	to	$11.25	$921	2.77%	0.25%	to	1.20%	18.86%	to	19.99%
2015	22	$9.48	to	$9.48	$208	6.32%	1.20%	to	1.20%	(5.17)%	to	(5.17)%
GREAT-WEST MODERATE PROFILE FUND CLASS L (Effective date 04/28/2017)
2018	12,564	$9.87	to	$10.04	$124,148	2.08%	0.20%	to	1.20%	(7.58)%	to	(6.65)%
2017	3,544	$10.68	to	$10.76	$37,862	1.94%	0.20%	to	1.20%	6.84%	to	7.56%
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS (Effective date 04/28/2017)
2018	7,559	$9.91	to	$10.08	$75,077	3.05%	0.20%	to	1.20%	(7.41)%	to	(6.48)%
2017	6,624	$10.71	to	$10.78	$70,983	2.15%	0.20%	to	1.20%	7.09%	to	7.82%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND (Effective date 04/28/2017)
2018	1,631	$9.91	to	$10.08	$16,279	2.87%	0.20%	to	1.20%	(8.74)%	to	(7.81)%
2017	1,183	$10.86	to	$10.93	$12,906	2.52%	0.20%	to	1.20%	8.61%	to	9.34%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L (Effective date 04/28/2017)
2018	1,627	$9.86	to	$10.03	$16,054	2.76%	0.20%	to	1.20%	(6.02)%	to	(5.06)%
2017	495	$10.49	to	$10.56	$5,198	2.38%	0.20%	to	1.20%	4.94%	to	5.64%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS (Effective date 04/28/2017)
2018	2,000	$9.90	to	$10.07	$19,861	2.86%	0.20%	to	1.20%	(5.86)%	to	(4.92)%
2017	1,784	$10.52	to	$10.59	$18,795	1.79%	0.20%	to	1.20%	5.21%	to	5.92%
GREAT-WEST MULTI-SECTOR BOND FUND (Effective date 01/09/2012)
2018	689	$10.45	to	$10.26	$7,536	2.59%	0.20%	to	1.20%	(4.27)%	to	(3.30)%
2017	474	$10.92	to	$10.61	$5,684	1.73%	0.20%	to	1.20%	5.00%	to	6.06%
2016	168	$10.40	to	$13.19	$2,100	2.57%	0.25%	to	1.20%	10.07%	to	11.11%
2015	132	$9.45	to	$11.87	$1,549	2.36%	0.25%	to	1.20%	(5.52)%	to	(6.78)%
2014	109	$10.31	to	$12.74	$1,370	4.52%	0.25%	to	1.00%	2.38%	to	3.24%
GREAT-WEST PUTNAM EQUITY INCOME FUND (Effective date 05/01/2013)
2018	310	$10.98	to	$10.78	$3,520	1.51%	0.20%	to	1.20%	(9.90)%	to	(8.99)%
2017	147	$12.19	to	$11.85	$1,942	0.47%	0.20%	to	1.20%	17.31%	to	18.49%
2016	44	$10.39	to	$14.28	$574	0.28%	0.25%	to	1.20%	11.78%	to	12.85%
2015	24	$11.23	to	$12.66	$295	1.53%	0.25%	to	1.00%	(4.50)%	to	(3.77)%
2014	17	$11.75	to	$13.15	$221	2.22%	0.25%	to	1.00%	11.16%	to	12.11%
GREAT-WEST PUTNAM HIGH YIELD BOND FUND (Effective date 01/09/2012)
2018	151	$10.55	to	$10.20	$1,677	7.87%	0.20%	to	1.20%	(5.08) %	to	(4.12)%
2017	121	$11.11	to	$10.64	$1,459	6.30%	0.20%	to	1.20%	5.36%	to	6.41%
2016	85	$10.55	to	$13.62	$1,015	6.81%	0.25%	to	1.20%	14.17%	to	15.25%
2015	44	$9.66	to	$11.82	$503	5.70%	0.25%	to	1.00%	(5.64)%	to	(4.92)%
2014	46	$10.23	to	$12.43	$564	5.25%	0.25%	to	1.00%	1.09%	to	1.80%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST REAL ESTATE INDEX FUND (Effective date 05/01/2013)
2018	392	$12.46	to	$9.77	$4,218	2.13%	0.20%	to	1.20%	(6.00)%	to	(5.04)%
2017	268	$13.25	to	$10.29	$3,151	0.99%	0.20%	to	1.20%	1.88%	to	2.89%
2016	173	$10.88	to	$12.63	$2,136	2.25%	0.25%	to	1.20%	4.56%	to	5.56%
2015	75	$10.41	to	$11.97	$899	2.12%	0.25%	to	1.20%	4.07%	to	3.42%
2014	46	$12.17	to	$11.57	$534	2.68%	0.25%	to	1.00%	29.47%	to	30.59%
GREAT-WEST S&P 500® INDEX FUND (Effective date 01/09/2012)
2018	5,656	$14.58	to	$11.48	$73,576	0.85%	0.20%	to	1.20%	(6.03)%	to	(5.08)%
2017	3,094	$15.52	to	$12.09	$48,011	0.99%	0.20%	to	1.20%	19.74%	to	20.93%
2016	1,048	$10.59	to	$18.64	$17,177	1.10%	0.25%	to	1.20%	9.94%	to	10.99%
2015	559	$11.79	to	$16.80	$9,167	1.28%	0.25%	to	1.20%	(0.46)%	to	0.50%
2014	430	$11.87	to	$16.72	$7,142	2.16%	0.25%	to	1.00%	11.88%	to	12.74%
GREAT-WEST S&P MID CAP 400® INDEX FUND (Effective date 01/09/2012)
2018	1,842	$12.76	to	$10.19	$21,050	0.76%	0.20%	to	1.20%	(12.63)%	to	(11.74)%
2017	985	$14.60	to	$11.54	$14,616	0.73%	0.20%	to	1.20%	14.27%	to	15.41%
2016	306	$10.91	to	$19.19	$5,243	0.72%	0.25%	to	1.20%	18.54%	to	19.67%
2015	135	$10.78	to	$16.04	$2,031	1.01%	0.25%	to	1.20%	(3.94)%	to	(3.02)%
2014	94	$11.25	to	$16.54	$1,509	1.81%	0.25%	to	1.00%	8.17%	to	8.96%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND (Effective date 01/09/2012)
2018	1,883	$13.11	to	$10.22	$22,703	1.26%	0.20%	to	1.20%	(10.08)%	to	(9.17)%
2017	1,126	$14.58	to	$11.25	$17,625	2.06%	0.20%	to	1.20%	11.41%	to	12.52%
2016	401	$11.46	to	$20.40	$7,285	1.37%	0.25%	to	1.20%	24.24%	to	25.43%
2015	126	$10.53	to	$16.27	$1,953	1.15%	0.25%	to	1.20%	(3.70)%	to	(2.78)%
2014	105	$10.97	to	$16.73	$1,733	1.38%	0.25%	to	1.00%	4.18%	to	4.89%
GREAT-WEST SECUREFOUNDATION® BALANCED FUND (Effective date 01/09/2012)
2018	24,757	$11.65	to	$10.60	$269,385	2.29%	0.20%	to	1.20%	(6.67)%	to	(5.72)%
2017	18,109	$11.42	to	$11.24	$210,200	2.19%	0.20%	to	1.20%	11.30%	to	12.41%
2016	12,025	$10.26	to	$14.37	$125,330	2.84%	0.25%	to	1.20%	7.07%	to	8.09%
2015	3,672	$9.58	to	$13.30	$35,883	2.60%	0.25%	to	1.20%	(4.21)%	to	(1.12)%
2014	104	$10.69	to	$13.45	$1,117	2.33%	0.25%	to	1.20%	4.60%	to	5.66%
GREAT-WEST SHORT DURATION BOND FUND (Effective date 01/09/2012)
2018	737	$9.97	to	$10.22	$7,640	1.97%	0.20%	to	1.20%	(0.58)%	to	0.42%
2017	464	$10.03	to	$10.18	$4,892	1.09%	0.20%	to	1.20%	0.75%	to	1.76%
2016	218	$9.96	to	$10.82	$2,304	1.53%	0.25%	to	1.20%	0.49%	to	1.45%
2015	148	$9.91	to	$10.67	$1,560	1.18%	0.25%	to	1.20%	(0.67)%	to	0.28%
2014	139	$9.97	to	$10.64	$1,474	1.60%	0.25%	to	1.20%	(0.20)%	to	0.76%
GREAT-WEST SMALL CAP GROWTH FUND (Effective date 04/22/2016)
2018	88	$12.70	to	$11.74	$1,119	8.19%	0.20%	to	1.20%	(4.15)%	to	(3.18)%
2017	18	$13.25	to	$13.46	$239	0.00%	0.25%	to	1.20%	20.05%	to	21.19%
2016	1	$11.03	to	$11.03	$9	0.00%	1.20%	to	1.20%	10.33%	to	10.33%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND (Effective date 01/09/2012)
2018	866	$15.29	to	$12.11	$11,196	0.10%	0.20%	to	1.20%	(3.50)%	to	(2.52)%
2017	435	$15.84	to	$12.42	$6,663	0.31%	0.20%	to	1.20%	22.96%	to	24.18%
2016	155	$10.12	to	$19.16	$2,440	0.06%	0.25%	to	1.20%	4.91%	to	5.92%
2015	82	$9.65	to	$18.09	$1,375	0.02%	0.25%	to	1.20%	(3.52)%	to	6.25%
2014	46	$11.70	to	$17.03	$766	0.83%	0.25%	to	1.00%	11.64%	to	12.48%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND (Effective date 01/09/2012)
2018	167	$10.03	to	$10.23	$1,719	1.99%	0.20%	to	1.20%	(0.74)%	to	0.26%
2017	97	$10.11	to	$10.20	$1,019	1.21%	0.20%	to	1.20%	1.00%	to	2.01%
2016	40	$10.01	to	$10.75	$429	1.80%	0.25%	to	1.20%	0.02%	to	0.97%
2015	29	$10.01	to	$10.64	$312	2.09%	0.25%	to	1.20%	0.05%	to	0.55%
2014	23	$10.52	to	$10.59	$242	2.52%	0.25%	to	0.45%	4.99%	to	5.27%
INVESCO V.I. CORE EQUITY FUND (Effective date 01/09/2012)
2018	32	$9.88	to	$15.98	$358	0.00%	0.25%	to	1.20%	(10.70)%	to	(9.84)%
2017	32	$11.06	to	$17.73	$403	0.80%	0.25%	to	1.20%	11.54%	to	12.60%
2016	34	$9.92	to	$15.74	$382	0.50%	0.25%	to	1.20%	8.70%	to	9.74%
2015	33	$10.26	to	$14.35	$356	0.97%	0.25%	to	1.20%	(7.12)%	to	(6.24)%
2014	13	$11.07	to	$15.30	$164	0.30%	0.25%	to	1.00%	6.75%	to	7.59%
INVESCO V.I. GLOBAL REAL ESTATE FUND (Effective date 01/09/2012)
2018	108	$10.81	to	$10.52	$1,143	4.09%	0.20%	to	1.20%	(7.46)%	to	(6.52)%
2017	73	$11.68	to	$11.25	$869	3.35%	0.20%	to	1.20%	11.39%	to	12.50%
2016	38	$9.74	to	$14.81	$458	1.51%	0.25%	to	1.20%	0.61%	to	1.56%
2015	24	$9.68	to	$14.58	$312	3.15%	0.25%	to	1.20%	(3.21)%	to	(1.99)%
2014	17	$10.75	to	$14.88	$256	1.47%	0.25%	to	1.00%	13.04%	to	14.11%
INVESCO V.I. GROWTH & INCOME FUND (Effective date 01/09/2012)
2018	342	$10.44	to	$9.81	$3,921	1.91%	0.20%	to	1.20%	(14.63)%	to	(13.77)%
2017	252	$12.23	to	$11.38	$3,580	1.26%	0.20%	to	1.20%	12.68%	to	13.81%
2016	141	$10.85	to	$18.75	$2,189	0.87%	0.25%	to	1.20%	18.00%	to	19.13%
2015	85	$10.95	to	$15.74	$1,295	2.40%	0.25%	to	1.00%	(4.28)%	to	(3.55)%
2014	65	$11.44	to	$16.32	$1,053	1.62%	0.25%	to	1.00%	8.85%	to	9.68%
INVESCO V.I. INTERNATIONAL GROWTH FUND (Effective date 01/09/2012)
2018	175	$9.14	to	$10.36	$1,748	1.94%	0.20%	to	1.20%	(16.22)%	to	(15.37)%
2017	131	$10.91	to	$12.25	$1,598	1.27%	0.20%	to	1.20%	21.27%	to	22.48%
2016	74	$8.99	to	$12.96	$853	1.23%	0.25%	to	1.20%	(1.89)%	to	(0.95)%
2015	53	$9.70	to	$13.09	$647	1.34%	0.25%	to	1.20%	(3.78)%	to	(2.86)%
2014	45	$10.08	to	$13.47	$585	1.56%	0.25%	to	1.20%	(1.18)%	to	(0.15)%
INVESCO V.I. SMALL CAP EQUITY FUND (Effective date 01/09/2012)
2018	23	$9.14	to	$15.63	$239	0.00%	0.25%	to	1.20%	(16.29)%	to	(15.49)%
2017	24	$10.92	to	$18.49	$287	0.00%	0.25%	to	1.20%	12.38%	to	13.44%
2016	14	$9.72	to	$16.30	$143	0.00%	0.25%	to	1.20%	10.50%	to	11.56%
2015	4	$10.01	to	$14.61	$40	0.00%	0.25%	to	1.00%	(6.68)%	to	(5.97)%
2014	1	$15.54	to	$15.54	$11	0.00%	0.25%	to	0.25%	1.83%	to	1.83%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
IVY VIP ENERGY FUND (Effective date 04/22/2016)
2018	127	$6.69	to	$5.73	$845	0.00%	0.20%	to	1.20%	(34.92)%	to	(34.27)%
2017	96	$10.29	to	$8.72	$986	1.16%	0.20%	to	1.20%	(13.68)%	to	(12.82)%
2016	40	$11.92	to	$12.00	$479	0.06%	0.25%	to	1.20%	19.19%	to	19.97%
JANUS HENDERSON VIT BALANCED PORTFOLIO (Effective date 01/09/2012)
2018	2,532	$13.12	to	$11.82	$32,688	1.79%	0.20%	to	1.20%	(0.78)%	to	0.23%
2017	1,256	$13.23	to	$11.79	$15,873	1.64%	0.20%	to	1.20%	16.73%	to	17.90%
2016	323	$10.09	to	$15.05	$4,020	2.37%	0.25%	to	1.20%	3.08%	to	4.06%
2015	149	$10.99	to	$14.47	$1,977	1.84%	0.25%	to	1.20%	(0.79)%	to	0.16%
2014	57	$11.08	to	$14.44	$796	1.56%	0.25%	to	1.20%	6.95%	to	7.92%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO (Effective date 05/01/2015)
2018	442	$13.23	to	$12.57	$5,811	0.14%	0.20%	to	1.20%	(1.86)%	to	(0.86)%
2017	311	$13.48	to	$12.68	$4,184	0.47%	0.20%	to	1.20%	25.58%	to	26.83%
2016	130	$10.67	to	$10.91	$1,405	0.04%	0.25%	to	1.20%	10.76%	to	11.82%
2015	10	$9.69	to	$9.75	$100	0.46%	0.25%	to	1.20%	(3.07)%	to	(2.46)%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
2018	290	$21.97	to	$10.16	$3,039	2.87%	0.20%	to	1.40%	(2.66)%	to	(1.48)%
2017	168	$22.57	to	$10.31	$1,862	2.49%	0.20%	to	1.40%	1.92%	to	3.15%
2016	190	$22.15	to	$11.38	$2,135	2.80%	0.25%	to	1.40%	0.81%	to	1.97%
2015	92	$21.97	to	$11.16	$1,037	2.01%	0.25%	to	1.40%	(1.45)%	to	(0.31)%
2014	73	$22.30	to	$11.20	$829	1.76%	0.25%	to	1.40%	3.24%	to	0.72%
JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO (Effective date 01/09/2012)
2018	10	$11.84	to	$16.35	$144	0.87%	0.25%	to	1.20%	(14.85)%	to	(14.04)%
2017	11	$13.91	to	$19.02	$202	0.49%	0.25%	to	1.20%	12.29%	to	13.35%
2016	22	$12.39	to	$16.78	$361	0.90%	0.25%	to	1.20%	17.35%	to	18.47%
2015	24	$10.56	to	$14.16	$331	0.99%	0.25%	to	1.20%	(4.83)%	to	(3.93)%
2014	31	$11.12	to	$14.74	$449	3.70%	0.25%	to	1.00%	7.34%	to	8.14%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2018	6	$18.88	to	$19.50	$122	1.74%	1.25%	to	1.40%	(16.13)%	to	(16.00)%
2017	7	$22.51	to	$23.22	$166	1.67%	1.25%	to	1.40%	29.30%	to	29.50%
2016	7	$17.41	to	$17.93	$127	4.69%	1.25%	to	1.40%	(7.75)%	to	(7.61)%
2015	8	$18.88	to	$19.41	$142	0.59%	1.25%	to	1.40%	(9.86)%	to	(9.73)%
2014	9	$20.94	to	$21.50	$183	5.46%	1.25%	to	1.40%	(13.11)%	to	(12.96)%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES (Effective date 01/09/2012)
2018	12	$7.95	to	$10.43	$110	1.67%	0.25%	to	1.20%	(16.15)%	to	(15.35)%
2017	12	$9.49	to	$12.32	$131	1.24%	0.25%	to	1.20%	29.25%	to	30.48%
2016	20	$7.34	to	$9.44	$180	4.87%	0.25%	to	1.20%	(7.82)%	to	(6.94)%
2015	23	$7.96	to	$10.14	$222	0.54%	0.25%	to	1.20%	(9.89)%	to	(9.03)%
2014	16	$11.15	to	$11.15	$180	7.31%	0.25%	to	0.25%	(12.34)%	to	(12.34)%
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO (Effective date 04/28/2017)
2018	28	$10.08	to	$10.08	$278	0.00%	1.20%	to	1.20%	(7.43)%	to	(7.43)%
2017	1	$10.89	to	$10.89	$13	1.12%	1.20%	to	1.20%	8.95%	to	8.95%
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO (Effective date 04/28/2017)
2018	60	$10.00	to	$10.16	$598	0.00%	0.25%	to	1.20%	(6.05)%	to	(5.16)%
2017	15	$10.64	to	$10.66	$155	5.97%	1.00%	to	1.20%	6.41%	to	6.58%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO (Effective date 04/30/2018)
2018	31	$8.58	to	$8.63	$263	0.00%	0.20%	to	1.20%	(14.25)%	to	(13.67)%
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO (Effective date 05/16/2014)
2018	38	$10.38	to	$13.67	$418	0.00%	0.25%	to	1.20%	3.62%	to	4.62%
2017	41	$10.02	to	$13.07	$432	0.00%	0.25%	to	1.20%	28.37%	to	29.60%
2016	24	$7.80	to	$10.08	$202	0.00%	0.25%	to	1.20%	(3.76)%	to	(2.84)%
2015	16	$10.22	to	$10.38	$167	0.00%	0.25%	to	1.20%	(9.30)%	to	(8.44)%
2014	3	$11.27	to	$11.33	$34	0.00%	0.25%	to	1.20%	12.66%	to	13.33%
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO (Effective date 04/22/2016)
2018	150	$11.37	to	$11.04	$1,703	1.22%	0.20%	to	1.20%	(9.10)%	to	(8.18)%
2017	87	$12.51	to	$12.02	$1,086	1.55%	0.20%	to	1.20%	19.05%	to	20.23%
2016	7	$10.51	to	$10.51	$76	0.00%	1.20%	to	1.20%	5.06%	to	5.06%
MFS VIT II TECHNOLOGY PORTFOLIO (Effective date 04/22/2016)
2018	567	$14.93	to	$14.02	$8,421	0.00%	0.20%	to	1.20%	0.31%	to	1.32%
2017	292	$14.89	to	$13.84	$4,265	0.00%	0.20%	to	1.20%	37.00%	to	38.37%
2016	35	$10.87	to	$10.94	$379	0.00%	0.25%	to	1.20%	8.68%	to	9.39%
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO (Effective date 04/28/2017)
2018	95	$10.25	to	$10.42	$972	0.65%	0.20%	to	1.20%	(6.49)%	to	(5.55)%
2017	11	$10.96	to	$11.02	$125	0.58%	0.40%	to	1.20%	9.62%	to	10.21%
MORGAN STANLEY VIF MID CAP GROWTH PORTFOLIO (Effective date 01/09/2012)
2018	1	$19.39	to	$19.39	$20	0.00%	0.25%	to	0.25%	10.25%	to	10.25%
2017	1	$17.59	to	$17.59	$18	0.00%	0.25%	to	0.25%	38.25%	to	38.25%
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO (Effective date 01/09/2012)
2018	37	$11.33	to	$19.71	$564	0.24%	0.25%	to	1.20%	(7.07)%	to	(6.18)%
2017	20	$12.19	to	$21.00	$386	0.25%	0.25%	to	1.20%	16.71%	to	17.82%
2016	29	$12.21	to	$17.83	$521	0.49%	0.25%	to	1.00%	8.56%	to	9.37%
2015	28	$11.25	to	$16.30	$453	0.30%	0.25%	to	1.00%	(1.60)%	to	(0.84)%
2014	27	$16.34	to	$16.44	$448	0.11%	0.25%	to	0.45%	9.59%	to	9.82%
NVIT EMERGING MARKETS FUND (Effective date 08/05/2016)
2018	8	$10.86	to	$10.90	$92	0.33%	1.25%	to	1.40%	(18.86)%	to	(18.74)%
2017	11	$13.38	to	$13.41	$152	0.91%	1.25%	to	1.40%	39.15%	to	39.35%
2016	13	$9.62	to	$9.62	$121	0.81%	1.25%	to	1.40%	(3.82)%	to	(3.76)%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA (Effective date 04/28/2017)
2018	166	$8.86	to	$9.01	$1,475	0.54%	0.20%	to	1.20%	(20.51)%	to	(19.71)%
2017	34	$11.15	to	$11.22	$378	0.06%	0.25%	to	1.20%	11.49%	to	12.21%
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA (Effective date 05/16/2014)
2018	252	$12.11	to	$10.15	$2,620	0.06%	0.20%	to	1.20%	(11.61)%	to	(10.71)%
2017	135	$13.70	to	$11.37	$1,618	0.71%	0.20%	to	1.20%	12.55%	to	13.68%
2016	32	$10.37	to	$12.48	$381	0.24%	0.25%	to	1.20%	16.26%	to	17.37%
2015	15	$8.92	to	$10.63	$156	0.56%	0.25%	to	1.20%	(10.84)%	to	(6.33)%
2014	2	$11.30	to	$11.35	$19	0.00%	0.25%	to	1.00%	12.97%	to	13.50%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
OPPENHEIMER TOTAL RETURN BOND FUND/VA (Effective date 04/28/2017)
2018	110	$9.91	to	$9.91	$1,095	3.10%	1.20%	to	1.20%	(2.50)%	to	(2.50)%
2017	20	$10.17	to	$10.17	$202	0.00%	1.20%	to	1.20%	1.66%	to	1.66%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO (Effective date 01/09/2012)
2018	131	$5.52	to	$8.72	$917	1.95%	0.20%	to	1.20%	(15.23)%	to	(14.37)%
2017	66	$6.52	to	$10.18	$500	10.80%	0.20%	to	1.20%	0.82%	to	1.84%
2016	46	$6.46	to	$6.02	$314	1.05%	0.25%	to	1.20%	13.50%	to	14.58%
2015	24	$5.70	to	$5.26	$128	3.39%	0.25%	to	1.20%	(26.54)%	to	(25.84)%
2014	14	$7.77	to	$7.09	$102	0.25%	0.25%	to	1.00%	(19.48)%	to	(18.79)%
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO (Effective date 04/22/2016)
2018	172	$9.70	to	$10.57	$1,685	2.30%	0.20%	to	1.20%	(3.65)%	to	(2.67)%
2017	44	$10.06	to	$10.22	$442	2.08%	0.25%	to	1.20%	7.56%	to	8.56%
2016	20	$9.36	to	$9.42	$186	0.98%	0.25%	to	1.20%	(6.44)%	to	(5.82)%
PIMCO VIT LOW DURATION PORTFOLIO (Effective date 01/09/2012)
2018	268	$9.77	to	$10.11	$2,707	1.85%	0.20%	to	1.20%	(0.95)%	to	0.05%
2017	183	$9.87	to	$10.10	$1,887	1.22%	0.20%	to	1.20%	0.04%	to	1.04%
2016	119	$9.86	to	$10.62	$1,248	1.37%	0.25%	to	1.20%	0.10%	to	1.05%
2015	80	$9.85	to	$10.51	$833	3.42%	0.25%	to	1.20%	(0.99)%	to	(0.04)%
2014	63	$9.95	to	$10.52	$664	1.07%	0.25%	to	1.20%	(0.40)%	to	0.57%
PIMCO VIT REAL RETURN PORTFOLIO (Effective date 01/09/2012)
2018	172	$9.77	to	$10.08	$1,716	2.34%	0.20%	to	1.20%	(3.48)%	to	(2.51)%
2017	108	$10.12	to	$10.33	$1,113	2.27%	0.20%	to	1.20%	2.32%	to	3.35%
2016	63	$9.89	to	$10.17	$637	2.26%	0.25%	to	1.20%	3.84%	to	4.83%
2015	23	$9.52	to	$9.70	$218	4.33%	0.25%	to	1.20%	(3.96)%	to	(3.05)%
2014	18	$9.95	to	$10.01	$178	1.66%	0.25%	to	0.45%	2.58%	to	2.77%
PIMCO VIT SHORT TERM PORTFOLIO (Effective date 04/22/2016)
2018	617	$10.25	to	$10.33	$6,362	2.11%	0.20%	to	1.20%	0.21%	to	1.22%
2017	188	$10.23	to	$10.21	$1,928	1.55%	0.20%	to	1.20%	1.09%	to	2.10%
2016	47	$10.12	to	$10.19	$475	0.68%	0.25%	to	1.20%	1.23%	to	1.90%
PIMCO VIT TOTAL RETURN PORTFOLIO (Effective date 01/09/2012)
2018	1,144	$10.19	to	$10.37	$12,011	2.49%	0.20%	to	1.20%	(1.82)%	to	(0.82)%
2017	624	$10.38	to	$10.46	$6,771	1.89%	0.20%	to	1.20%	3.56%	to	4.60%
2016	350	$10.02	to	$11.31	$3,727	1.89%	0.25%	to	1.20%	1.37%	to	2.32%
2015	187	$10.12	to	$11.06	$2,043	5.15%	0.25%	to	1.20%	(0.84)%	to	0.10%
2014	160	$10.23	to	$11.04	$1,753	2.15%	0.25%	to	1.00%	3.13%	to	3.86%
PUTNAM VT EQUITY INCOME FUND (Effective date 04/28/2017)
2018	108	$10.20	to	$10.37	$1,107	0.69%	0.25%	to	1.20%	(9.59)%	to	(8.72)%
2017	123	$11.29	to	$11.36	$1,385	0.00%	0.25%	to	1.20%	12.86%	to	13.58%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PUTNAM VT GLOBAL ASSET ALLOCATION FUND (Effective date 12/31/2014)
2018	404	$10.90	to	$10.65	$4,265	1.78%	0.20%	to	1.20%	(8.37)%	to	(7.45)%
2017	365	$11.89	to	$11.51	$4,209	1.54%	0.20%	to	1.20%	13.96%	to	15.11%
2016	72	$10.07	to	$10.25	$736	1.71%	0.25%	to	1.20%	5.44%	to	6.45%
2015	39	$9.90	to	$9.63	$385	0.41%	0.25%	to	1.20%	(1.02)%	to	(3.75)%
PUTNAM VT GLOBAL EQUITY FUND (Effective date 12/31/2014)
2018	149	$9.97	to	$11.20	$1,490	0.26%	0.20%	to	1.20%	(13.49)%	to	(12.61)%
2017	76	$11.52	to	$12.81	$881	1.35%	0.20%	to	1.20%	26.85%	to	28.12%
2016	38	$9.08	to	$9.22	$349	0.81%	0.25%	to	1.20%	(0.12)%	to	0.82%
2015	7	$9.09	to	$9.14	$69	0.00%	0.25%	to	1.20%	(9.06)%	to	(8.60)%
PUTNAM VT GROWTH OPPORTUNITIES FUND (Effective date 12/31/2014)
2018	311	$13.75	to	$13.35	$4,125	0.00%	0.20%	to	1.20%	1.15%	to	2.17%
2017	172	$13.59	to	$13.06	$2,260	0.06%	0.20%	to	1.20%	29.35%	to	30.64%
2016	64	$10.05	to	$10.34	$655	0.28%	0.25%	to	1.20%	5.24%	to	6.25%
2015	12	$9.98	to	$9.73	$121	0.00%	0.25%	to	1.20%	(0.18)%	to	(2.71)%
PUTNAM VT INCOME FUND (Effective date 05/01/2015)
2018	426	$10.14	to	$10.54	$4,326	3.01%	0.20%	to	1.20%	(1.00)%	to	0.00%
2017	501	$10.24	to	$10.54	$5,129	0.43%	0.20%	to	1.20%	4.34%	to	5.38%
2016	19	$9.81	to	$9.81	$188	0.00%	0.25%	to	1.20%	0.78%	to	1.74%
PUTNAM VT INTERNATIONAL EQUITY FUND (Effective date 05/01/2015)
2018	82	$8.69	to	$8.69	$713	1.15%	1.20%	to	1.20%	(20.08)%	to	(20.08)%
2017	42	$10.87	to	$10.87	$458	0.64%	1.20%	to	1.20%	25.07%	to	25.07%
2016	6	$8.69	to	$8.69	$54	0.00%	1.20%	to	1.20%	(3.61)%	to	(3.61)%
PUTNAM VT INTERNATIONAL GROWTH FUND (Effective date 01/09/2012)
2018	11	$9.12	to	$13.97	$123	0.00%	0.25%	to	1.20%	(19.62)%	to	(18.84)%
2017	12	$11.34	to	$17.22	$154	1.08%	0.25%	to	1.20%	33.44%	to	34.70%
2016	12	$8.50	to	$12.78	$115	0.94%	0.25%	to	1.20%	(7.83)%	to	(6.95)%
2015	10	$9.57	to	$13.74	$120	0.00%	0.25%	to	1.20%	(0.08)%	to	0.87%
2014	3	$9.58	to	$13.62	$35	0.03%	0.25%	to	1.20%	(7.26)%	to	(6.39)%
PUTNAM VT INTERNATIONAL VALUE FUND (Effective date 04/22/2016)
2018	10	$9.95	to	$9.95	$99	1.72%	1.20%	to	1.20%	(18.60)%	to	(18.60)%
2017	6	$12.22	to	$12.44	$72	0.73%	0.20%	to	1.20%	23.21%	to	24.45%
PUTNAM VT MORTGAGE SECURITIES FUND (Effective date 01/09/2012)
2018	27	$9.63	to	$10.06	$268	2.67%	0.20%	to	1.20%	(2.10)%	to	(1.10)%
2017	27	$9.84	to	$10.18	$274	0.77%	0.20%	to	1.20%	0.75%	to	1.76%
2016	14	$9.77	to	$10.41	$146	2.14%	0.25%	to	1.20%	(0.99)%	to	(0.05)%
2015	5	$10.06	to	$10.41	$53	1.19%	0.25%	to	1.20%	(1.84)%	to	(0.90)%
2014	3	$10.50	to	$10.50	$30	2.02%	0.25%	to	0.25%	3.96%	to	3.96%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND (Effective date 05/01/2015)
2018	118		$9.31	to	$9.69	$1,105	0.38%	0.25%	to	1.20%	(8.95)%	to	(8.07)%
2017	133		$10.22	to	$10.54	$1,367	0.00%	0.25%	to	1.20%	5.71%	to	6.71%
2016	77		$9.67	to	$9.88	$742	1.48%	0.25%	to	1.20%	(0.49)%	to	0.45%
2015	13		$9.72	to	$9.83	$123	0.00%	0.25%	to	1.20%	(2.79)%	to	(1.69)%
PUTNAM VT MULTI-CAP CORE FUND (Effective date 05/01/2015)
2018	22		$11.48	to	$11.30	$254	0.57%	0.20%	to	1.20%	(8.74)%	to	(7.81)%
2017	5		$12.58	to	$12.26	$64	0.51%	0.20%	to	1.20%	21.39%	to	22.61%
2016	2		$10.36	to	$10.36	$25	0.49%	1.20%	to	1.20%	10.72%	to	10.72%
PUTNAM VT RESEARCH FUND (Effective date 12/31/2014)
2018	25		$12.14	to	$11.71	$287	0.00%	0.20%	to	1.20%	(5.85)%	to	(4.91)%
2017	9		$12.37	to	$12.82	$114	0.37%	0.25%	to	1.20%	21.88%	to	23.03%
2016	3		$10.15	to	$10.42	$27	1.37%	0.25%	to	1.20%	8.76%	to	9.80%
2015	2		$9.73	to	$9.49	$22	0.00%	0.25%	to	1.20%	(2.72)%	to	(5.11)%
PUTNAM VT SMALL CAP GROWTH FUND (Effective date 01/09/2012)
2018	53		$9.51	to	$9.26	$616	0.00%	0.20%	to	1.20%	(14.87)%	to	(14.01)%
2017	38		$11.17	to	$10.77	$526	0.37%	0.20%	to	1.20%	6.64%	to	7.71%
2016	19		$10.48	to	$16.86	$292	0.65%	0.25%	to	1.20%	14.15%	to	15.23%
2015	11		$10.22	to	$14.63	$162	0.26%	0.25%	to	1.00%	(8.53)%	to	(7.84)%
2014	8		$15.78	to	$15.87	$133	0.32%	0.25%	to	0.45%	6.55%	to	6.72%
PUTNAM VT SMALL CAP VALUE FUND (Effective date 12/31/2014)
2018	67		$9.70	to	$8.60	$639	0.35%	0.20%	to	1.20%	(20.89)%	to	(20.09) %
2017	47		$12.27	to	$10.77	$579	0.44%	0.20%	to	1.20%	6.59%	to	7.66%
2016	8		$11.51	to	$11.87	$90	0.45%	0.25%	to	1.20%	25.99%	to	27.16%
2015	0	*	$9.48	to	$9.34	$3	0.00%	0.25%	to	1.00%	(5.18)%	to	(6.64)%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO (Effective date 05/16/2014)
2018	2,388		$16.36	to	$13.75	$32,922	0.00%	0.20%	to	1.20%	0.44%	to	1.45%
2017	1,434		$16.29	to	$13.56	$20,487	0.00%	0.20%	to	1.20%	34.21%	to	35.55%
2016	477		$9.86	to	$12.45	$5,564	0.00%	0.25%	to	1.20%	(0.65)%	to	0.28%
2015	195		$9.93	to	$12.41	$2,394	0.00%	0.25%	to	1.20%	(0.73)%	to	10.53%
2014	47		$11.16	to	$11.23	$525	0.00%	0.25%	to	1.20%	11.64%	to	12.30%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (Effective date 01/09/2012)
2018	762		$17.14	to	$12.79	$9,796	0.00%	0.20%	to	1.20%	(0.35)%	to	0.66%
2017	339		$17.21	to	$12.71	$4,764	0.00%	0.20%	to	1.20%	25.80%	to	27.05%
2016	59		$9.58	to	$24.71	$1,035	0.00%	0.25%	to	1.20%	(4.20)%	to	(10.94)%
2015	40		$15.50	to	$27.74	$1,069	0.00%	0.25%	to	1.20%	11.12%	to	12.19%
2014	36		$13.95	to	$24.73	$871	0.00%	0.25%	to	1.20%	29.65%	to	30.92%
VAN ECK VIP EMERGING MARKETS FUND
2018	2		$29.44	to	$29.44	$52	0.38%	1.40%	to	1.40%	(24.55)%	to	(24.55)%
2017	8		$39.02	to	$39.02	$314	0.27%	1.40%	to	1.40%	48.94%	to	48.94%
2016	5		$26.20	to	$27.05	$136	0.44%	1.25%	to	1.40%	(1.28)%	to	(1.14)%
2015	5		$26.54	to	$26.54	$140	0.55%	1.40%	to	1.40%	(15.19)%	to	(15.19)%
2014	7		$31.29	to	$31.29	$208	0.52%	1.40%	to	1.40%	(1.79)%	to	(1.79)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S (Effective date 01/09/2012)
2018	86	$4.94	to	$6.99	$565	0.00%	0.20%	to	1.20%	(29.29)%	to	(28.56)%
2017	84	$6.98	to	$9.78	$715	0.00%	0.20%	to	1.20%	(3.14)%	to	(2.17)%
2016	54	$7.21	to	$8.28	$466	0.14%	0.25%	to	1.20%	41.70%	to	43.05%
2015	13	$5.09	to	$5.79	$70	0.02%	0.25%	to	1.20%	(34.42)%	to	(33.78)%
2014	7	$7.77	to	$8.74	$58	0.00%	0.25%	to	1.00%	(20.23)%	to	(19.60)%
VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS
2018	2	$26.63	to	$26.63	$47	0.00%	1.40%	to	1.40%	(29.28)%	to	(29.28)%
2017	2	$37.65	to	$37.65	$73	0.00%	1.40%	to	1.40%	(3.06)%	to	(3.06)%
2016	2	$38.84	to	$40.47	$79	0.29%	1.25%	to	1.40%	41.72%	to	41.93%
2015	2	$27.41	to	$27.41	$47	0.04%	1.40%	to	1.40%	(34.37)%	to	(34.37)%
2014	4	$41.76	to	$41.76	$156	0.09%	1.40%	to	1.40%	(20.24)%	to	(20.24)%

* The Investment Division has units and/or assets that round to less than $1,000 or 1,000 units.

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-2 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2018, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2018, the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with mutual fund companies; when replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 8, 2019

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALGER SMALL CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALGER SMID CAP FOCUS PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	December 31, 2018	For the period May 16, 2018 to December 31, 2018	For the period May 16, 2018 to December 31, 2018
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 11, 2017 to December 31, 2017
AMERICAN FUNDS IS GROWTH FUND	December 31, 2018	For the period July 10, 2018 to December 31, 2018	For the period July 10, 2018 to December 31, 2018
AMERICAN FUNDS IS GROWTH-INCOME FUND	December 31, 2018	For the period May 21, 2018 to December 31, 2018	For the period May 21, 2018 to December 31, 2018
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
BLACKROCK HIGH YIELD VI FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 11, 2017 to December 31, 2017
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period July 14, 2017 to December 31, 2017
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	December 31, 2018	For the period June 4, 2018 to December 31, 2018	For the period June 4, 2018 to December 31, 2018
DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DELAWARE VIP REIT SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period November 22, 2017 to December 31, 2017

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	December 31, 2018	For the period January 30, 2018 to December 31, 2018	For the period January 30, 2018 to December 31, 2018
DIMENSIONAL VA US LARGE VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period October 20, 2017 to December 31, 2017
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	December 31, 2018	For the period June 15, 2018 to December 31, 2018	For the period June 15, 2018 to December 31, 2018
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DREYFUS VIF GROWTH AND INCOME PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS CAPITAL GROWTH VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS CROCI® U.S. VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS GLOBAL SMALL CAP VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS SMALL MID CAP VALUE VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
EATON VANCE VT FLOATING-RATE INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FEDERATED HIGH INCOME BOND FUND II	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period June 21, 2017 to December 31, 2017

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

FIDELITY VIP ASSET MANAGER PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP BALANCED PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period June 13, 2017 to December 31, 2017
FIDELITY VIP CONTRAFUND PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP HIGH INCOME PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP INDEX 500 PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 16, 2017 to December 31, 2017
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP OVERSEAS PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 22, 2017 to December 31, 2017
FRANKLIN INCOME VIP FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GOLDMAN SACHS VIT LARGE CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GOLDMAN SACHS VIT STRATEGIC INCOME FUND	N/A	For the period January 1, 2018 to April 30, 2018	For the period January 1, 2018 to April 30, 2018 and for the year ended December 31, 2017

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 9, 2017 to December 31, 2017
GREAT-WEST AGGRESSIVE PROFILE I FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017
GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST BOND INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 11, 2017 to December 31, 2017
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 23, 2017 to December 31, 2017
GREAT-WEST CONSERVATIVE PROFILE I FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017
GREAT-WEST CORE BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST EMERGING MARKETS EQUITY FUND	December 31, 2018	For the period July 10, 2018 to December 31, 2018	For the period July 10, 2018 to December 31, 2018
GREAT-WEST GLOBAL BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST GOVERNMENT MONEY MARKET FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND	December 31, 2018	For the period June 20, 2018 to December 31, 2018	For the period June 20, 2018 to December 31, 2018
GREAT-WEST INTERNATIONAL GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST INTERNATIONAL INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST INTERNATIONAL VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST INVESCO SMALL CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST LARGE CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST LIFETIME 2015 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST LIFETIME 2020 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST LIFETIME 2025 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST LIFETIME 2030 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST LIFETIME 2035 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST LIFETIME 2040 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST LIFETIME 2045 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST LIFETIME 2050 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST LIFETIME 2055 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST MID CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST MODERATE PROFILE FUND CLASS L	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 4, 2017 to December 31, 2017
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 4, 2017 to December 31, 2017
GREAT-WEST MODERATE PROFILE I FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 9, 2017 to December 31, 2017

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 11, 2017 to December 31, 2017
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period June 1, 2017 to December 31, 2017
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017
GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST PUTNAM EQUITY INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST PUTNAM HIGH YIELD BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST REAL ESTATE INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST S&P 500® INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST S&P MID CAP 400® INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST S&P SMALL CAP 600® INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST SHORT DURATION BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST SMALL CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST STOCK INDEX FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. CORE EQUITY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. GLOBAL REAL ESTATE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
IVY VIP ENERGY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT BALANCED PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period October 17, 2017 to December 31, 2017
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 26, 2017 to December 31, 2017
JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO	N/A	N/A	For the period January 1, 2017 to May 22, 2017
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	December 31, 2018	For the period July 24, 2018 to December 31, 2018	For the period July 24, 2018 to December 31, 2018

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS VIT II TECHNOLOGY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 22, 2017 to December 31, 2017
MORGAN STANLEY VIF MID CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 3, 2017 to December 31, 2017
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
NVIT EMERGING MARKETS FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period June 13, 2017 to December 31, 2017
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
OPPENHEIMER TOTAL RETURN BOND FUND/VA	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period July 10, 2017 to December 31, 2017
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT SHORT TERM PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT EQUITY INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 15, 2017 to December 31, 2017

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT GLOBAL EQUITY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT GROWTH AND INCOME FUND	N/A	N/A	For the period January 1, 2017 to May 15, 2017
PUTNAM VT GROWTH OPPORTUNITIES FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT INTERNATIONAL EQUITY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT INTERNATIONAL GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period March 3, 2017 to December 31, 2017
PUTNAM VT MORTGAGE SECURITIES FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT MULTI-CAP CORE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT RESEARCH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT SMALL CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT SMALL CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VAN ECK VIP EMERGING MARKETS FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The balance sheets of Great-West Life & Annuity Insurance Company (the “Depositor”) and subsidiaries as of December 31, 2018 and 2017, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, and the statements of assets and liabilities of each of the investment divisions which comprise the Registrant as of December 31, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented are filed herewith.
(b)	Exhibits
	(1)	Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant (formerly Varifund Variable Annuity Account) is incorporated by reference to Form N-4 Registration Statement filed October 1, 2009 (File No. 333-162272).
	(2)	Not applicable.
	(3)	Underwriting Agreement between the Depositor and GWFS Equities, Inc. is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on September 6, 2013 (File No. 333-189114).
	(4)	(a)	Form of variable annuity contract is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 17, 2016 (File No. 333-212090).
		(b)	Form of Great-West Secure Income Foundation GLWB Rider is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 17, 2016 (File No. 333-212090). Forms of amendment to Great-West Secure Income Foundation GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-212090). Form of amendment to Great-West Secure Income Foundation GLWB Rider is incorporated by reference to Registrant’s Post-Effective amendment No. 9 to N-4 Registration Statement filed on February 20, 2018 (File No. 333-212090).
		(c)	Form of Great-West Secure Income Plus GLWB Rider is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 17, 2016 (File No. 333-212090). Forms of amendment to Great-West Secure Income Plus GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-212090). Form of amendment to Great-West Secure Income Plus GLWB Rider is incorporated by reference to Registrant’s Post-Effective amendment No. 9 to N-4 Registration Statement filed on February 20, 2018 (File No. 333-212090). Form of amendment to Great-West Secure Income Plus GLWB Rider is incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Registration Statement on Form N-4, filed on April 25, 2018 (File No. 333-212090).
		(d)	Form of Great-West Secure Income Max GLWB Rider is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 17, 2016 (File No. 333-212090). Forms of amendment to Great-West Secure Income Max GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-212090). Form of amendment to Great-West Secure Income Max GLWB Rider is incorporated by reference to Registrant’s Post-Effective amendment No. 9 to N-4 Registration Statement filed on February 20, 2018 (File No. 333-212090). Form of amendment to Great-West Secure Income Max GLWB Rider is incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Registration Statement on Form N-4, filed on April 25, 2018 (File No. 333-212090).

	(e)	Form of Roth IRA Endorsement is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on October 22, 2014 (File No. 333-189114).
	(f)	Form of Return of Premium Death Benefit Endorsement is incorporated by reference to Form N-4 Registration Statement filed June 17, 2016 (File No. 333-212090). Form of amended Return of Premium Death Benefit Endorsement is incorporated by reference to Registrant’s Post-Effective amendment No. 6 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-212090).
	(g)	Form of Fund Facilitation Fee Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-212090).
	(h)	Form of Non-Qualified Stretch Annuity Endorsement is incorporated by reference to Registrant’s Post-Effective amendment No. 6 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-212090).
	(i)	Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant’s Post-Effective amendment No. 6 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-212090).
	(j)	Form of Pre-Selected Beneficiary Payout Options Endorsement is incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Registration Statement on Form N-4, filed on April 25, 2018 (File No. 333-212090).
(5)	Form of variable annuity contract application is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 17, 2016 (File No. 333-212090).
(6)	(a)	Amended and Restated Articles of Incorporation of Depositor are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
	(b)	Bylaws of Depositor are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(7)	Not Applicable.
(8)	(a)	Participation Agreement with Alger American Fund is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed on April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 8 to the Registration Statement filed by Variable Annuity-1 Series Account on April 12, 2002 (File No. 333-01153), Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on May 29, 2003 (File No. 333-52956), and to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).
	(b)	Participation Agreement with ALPS Variable Investment Trust is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262); amendment to Participation Agreement with ALPS Variable Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 17, 2016 (File No. 333-212090).

(c)	Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with American Century Variable Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 8 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 12, 2002 (File No. 333-01153), Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956), and Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(d)	Participation Agreement with American Funds Insurance Series, First Amendment to Fund Participation Agreement with American Funds Insurance Series, Second Amendment to Fund Participation Agreement with American Funds Insurance Series, and Third Amendment to Fund Participation Agreement with American Funds Insurance Series are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(e)	Participation Agreement with Delaware VIP Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with Delaware VIP Trust are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); and Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).
(f)	Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 18, 2003 (File No. 333-01153); Amendments to Participation Agreement with Dreyfus Corporation are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956), and Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956). Amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(g)	Form of Participation Agreement with DWS Variable Series (formerly Scudder Variable Series I), is incorporated by reference to Variable Annuity-1 Series’ Post-Effective Amendment No. 3 on Form N-4, filed on April 16, 2002 (File No. 333-52956); amendment to Participation Agreement with Scudder Variable Life Investment Fund is incorporated by reference to Variable Annuity-1 Series’ Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956). Form of amendment to Participation Agreement with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Variable Annuity-1 Series’ Post-Effective Amendment No. 16, filed on April 28, 2005 (File No. 333-52956). Amendments to Participation Agreements with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(h)	Fund Participation Agreement with Eaton Vance Variable Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 17, 2016 (File No. 333-212090).

(i)	Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust, and Amendment to Fund Participation Agreement with Franklin Templeton Variable Insurance Trust are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(j)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Amendment to Fund Participation Agreement with Goldman Sachs Variable Insurance Trust are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(k)	Form of Participation Agreement with AIM Variable Insurance Fund, now, Invesco Variable Insurance Fund, is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 25, 2008 (File No. 333-52956).
(l)	Form of Participation Agreement with Van Kampen Life Insurance Trust is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 27, 2007 (File No. 333-52956).
(m)	Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Janus Aspen Series are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 3 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2002 (File No. 333-52956) and Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956), and to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).
(n)	Fund Participation Agreement with JPMorgan Insurance Trust, and Amendment to Fund Participation Agreement with JPMorgan Insurance Trust are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(o)	Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(p)	Form of Fund Participation Agreement between Registrant and Great-West Funds, Inc. (formerly Maxim Series Fund) is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).
(q)	Form of Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 26, 2006 (File No. 333-52956). Amendment to Participation Agreement is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).
(r)	Participation Agreement with PIMCO Variable Insurance Trust; and amendments to Participation Agreements with PIMCO are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreements with PIMCO is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 29, 2005 (File No. 333-52956). Amendment to Participation Agreement is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

	(s)	Form of Participation Agreement with Putnam Variable Trust and amendments thereto are incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).
	(t)	Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and amendments thereto are incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
	(u)	Participation Agreement with Variable Annuity-1 Series Account and Van Eck Worldwide Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed October 30, 1996 (File No. 811-07549). Amendment to Participation Agreement between Variable Annuity-1 Series Account and Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Fund Participation Agreement with Van Eck VIP Trust (f/k/a Van Eck Worldwide Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
	(v)	Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-212090); amendment to Participation Agreement with MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Variable Insurance Trust III is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-212090).
	(w)	Participation Agreement with First Trust Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-212090).
	(x)	Participation Agreement with DFA Investment Dimensions Group Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to N-4 Registration Statement filed on September 15, 2017 (File No. 333-212090).
	(y)	Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 27, 2007 (File No. 333-52956).
(9)	Opinion of Counsel and Consent is incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to N-4 Registration Statement filed on December 22, 2016 (File No. 333-212090).
(10)	(a)	Written Consent of Carlton Fields, P.A., is filed herewith.
	(b)	Written Consent of independent registered public accounting firm is filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney for Directors Bernbach, Bienfait, Coutu, A. Desmarais, P. Desmarais, Jr., Doer, Fleming, Généreux, Louvel, Madoff, Mahon, Orr, Ryan, Jr., Selitto, Tretiak, and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(4)	Chairman of the Board
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
R. Bienfait	(4)	Director

Name	Principal Business Address	Positions and Offices with Depositor
M.R. Coutu	Brookfield Asset Management Inc. 335 8th Avenue SW, Suite 1700 Calgary, AB T2P 1C9	Director
A.R. Desmarais	(4)	Director
P.G. Desmarais, Jr.	(4)	Director
G.A. Doer	(1)	Director
G.J. Fleming	(2)	Director
C. Généreux	(4)	Director
A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director
P.B. Madoff	260 West 11th Street New York, NY 10021	Director
P.A. Mahon	(1)	Director
D. Raymond	First Canadian Place 100 King Street West Suite 7050 – 70th Floor Toronto, ON M5X 1C7	Director
R.L. Reynolds	(2)	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
G.D. Tretiak	(4)	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
E.F. Murphy, III	(2)	President and Chief Executive Officer
R.K. Shaw	(2)	President, Individual Markets
S.C. Sipple	(2)	President, Great-West Investments
A.S. Bolotin	(2)	Executive Vice President & Chief Financial Officer
J.W. Knight	(3)	Senior Vice President & Chief Technology Officer
C.M. Moritz	(2)	Senior Vice President and Chief Financial Officer, Empower Retirement
S.M. Sanchez	(2)	Chief Human Resources Officer
K.I. Schindler	(3)	Chief Compliance Officer
R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary
J.F. Bevacqua	(2)	Chief Risk Officer
R.H. Linton, Jr.	(2)	Executive Vice President, Empower Retirement Operations
R.G. Capone	(2)	Senior Vice President, GWI Sales
J.E. Brown	(2)	Senior Vice President, Separate Accounts
S.E. Jenks	(2)	Senior Vice President, Marketing
R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets
W.J. McDermott	(2)	Senior Vice President, Large, Mega, NFP Market
D.G. McLeod	(2)	Senior Vice President, Product Management
D.A. Morrison	(2)	Senior Vice President, Government Markets
J.M. Smolen	(2)	Senior Vice President, Core Market

Name	Principal Business Address	Positions and Offices with Depositor
C.G. Step	(2)	Senior Vice President, Empower Retirement Products
C. E. Waddell	(2)	Senior Vice President, Retirement Solutions
(1)    100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)    8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)    8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)    Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2018
The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2018
I.	OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.11% - Power Corporation of Canada
The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2018 417,101,146 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 905,648,866.

Pansolo Holding Inc. owns directly and indirectly 48,363,392 SVS and 48,697,962 PPS, entitling Pansolo Holding Inc. to an aggregate percentage of voting rights of 535,343,012 or 59.11% of the total voting rights attached to the shares of PCC.
II.	OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
67.788% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
67.788% - Great-West Lifeco Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited

100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
67.788% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - Great-West Lifeco Finance 2017 I, LLC
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (22% owned by The Canada Life Assurance Company, 55% owned by The Great-West Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.

99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% EverWest Real Estate Investors, LLC
100.0% EverWest Advisors, LLC
100.0% EverWest Advisors AZ, LLC
100.0% EW Manager LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc.
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
55.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc., 22% owned by The Canada Life Assurance Company)
26.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 16% owned by The Canada Life Insurance Company of Canada and 5% owned by The Canada Life Assurance Company)
20.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 30% owned by The Canada Life Insurance Company of Canada and 10% owned by The Canada Life Assurance Company)
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.

0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership ((99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 555 Robson Holding Ltd. ((75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.04% - 7420928 Manitoba Limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)
100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership ((99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
24.99% - 7420928 Manitoba Limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
53.0% - 2148902 Alberta Ltd. (26% owned by the Great-West Life & Annuity Insurance Company, 16% owned by the Canada Life Insurance Company of Canada and 5% owned by the Canada Life Assurance Company)
40.0% - 2157113 Alberta Ltd. (20% owned by the Great-West Life & Annuity Insurance Company, 30% owned by the Canada Life Insurance Company of Canada and 10% owned by the Canada Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
73.57% - London Reinsurance Group, Inc. (26.43% owned by London Life Insurance Company)
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
26.43% - London Reinsurance Group Inc. (73.57% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.

100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
24.99% - 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
5.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 16% by The Canada Life Insurance Company of Canada)
10.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 30% by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life Group Holdings Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life and General Reinsurance dac
100.0% - Canada Life Dublin dac
100.0% -CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited

100.0% - CLFIS (U.K.) Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - MGM Advantage Life Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Penpro Limited
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - ILP Pension Trustees DAC
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Stephen Court Limited
100.0% - Tredwell Associates Limited
100.0% - (2,3&4) Basement Company Limited

66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - Canada Life France (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
22.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc., 55% owned by The Great-West Life Assurance Company)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - The Canada Life Insurance Company of Canada
24.99% - 7420928 Manitoba limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.04% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 5% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 10% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests

100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
61.412% - IGM Financial Inc. (direct and indirect 65.246%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - I.G. Investment Corp.
100.0% - 10206903 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.

100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
100.0% - MGELS Fund Management (Canada) Ltd.
13.9% - China Asset Management Co., Ltd.
100.0% - MGELS Fund Management (Cayman) Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.5% - Portag3 Ventures LP
26.79% - Springboard LP
53.0% - Springboard LP
83.2% - WealthSimple Financial Corp.
29.3% - Springboard II LP
19.8% - Personal Capital Corporation
33.3% - Portag3 Ventures II Affiliates LP
46.96% - Portag3 ventures II LP
E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG
50.83% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
11.8% - Pernod Ricard (7.5% in capital)
17.6% - Umicore
19.8% - Ontex
0.4% - LTI One SA
96.5% - FINPAR II SA
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex
90.2% - FINPAR III SA
0.1% - Groupe Bruxelles Lamber

0.1% - GEA
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
Capital
67.5% - Imerys (53.8% in capital)
100.0% - Brussels Securities SA
Capital
99.6% - LTI One SA
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar SA
1.0% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - GBL Verwaltung SA.
Capital
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l.
100.0% - GBL Energy S.á.r.l.
Capital
1.24% - Total (0.6% in capital)
100.0% - Serena S.á.r.l.
Capital
16.6% - SGS
100.0% - Eliott Capital S.á.r.l.
Capital
9.4% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l
Capital
10.8% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 Millésime 1 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.2% - Kartesia Credit Opportunities IV SCS

22.2% - Kartesia Management SA
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Partners III SA
15.1% - Mérieux Participations SAS
37.7% - Mérieux Participations 2 SAS
78.4% - PrimeStone Capital Fund ICAV
1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Sienna Capital International Ltd.
34.9% - KKR Sigma Co-Invest II L.P.
100.0% - GBL Finance S.á.r.l
100.0% - Miles Capital S.á.r.l
Capital
21.2% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
Capital
8.4% - GEA
100.0% - Theo Capital S.á.r.l
Capital
7.8% - adidas
100.0% - Owen Capital S.á.r.l
3.5% - FINPAR II SA
4.4% - FINPAR III SA
F.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
100.0% - Power Pacific Investment Management Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) GP Inc.
100.0% - GP interest in Sagard China Absolute Return A Share Fund (Canada) LP
100.0% - Power Pacific Investment Management (Ireland) Limited
G.	Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.

100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
70.0% - 7 Saint-Jacques GP Inc.
0.01% 7 Saint-Jacques Limited Partnership
49.99% - 7 Saint-Jacques Limited Partnership
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
14.88% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
64.0% - Potentia MN Solar Fund I, LLC
75.0% - Paintearth Wind Project LP
75.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% - Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
54.8% - Eagle Creek Renewable Energy, LLC
60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.0% - Sternberg Lanterns, Inc.
100.0% - Fluxwerx Illumination Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
43.8% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation

100.0% - Power Corporation International
100.0% - 9808655 Canada Inc.
100.0% - 9958363 Canada Inc.
100.0% - Sagard Holdings Participation US LP
25.0% - Sagard Holdings ULC
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Portag3 ventures II GP Inc.
100.0% - Portage3 Ventures II LP
75.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
17.96% - Sagard Credit Partners, LP
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
22.0% - GP Strategies Corp.
11.9% - Jaguar Health Inc.
96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC.
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC

100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Squart Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerigue Inc.
100.0% - 10206938 Canada Inc.
100.0% - 9214470 Canada Inc.
100.0% - 10322105 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
100.0% - 10206920 Canada Inc.
50.0% - 1004096 Canada Inc. (“workopolis”)
100.0% - 10322091 Canada Inc.
H.	Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
19.65% - Springboard L.P.
83.2% - WealthSimple Financial Corp. (81.7% equity)
100.0% - Wealthsimple Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Inc.
100.0% - Wealthsimple Technologies, Inc.
100.0% - ShareOwner Mutual Fund Dealer Inc.
99.96% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd.
29.3% - Springboard II LP
63.4% - Koho Financial Inc.

100.0% - PFC Ventures Inc.
100.0% - Portag3 Ventures GP Inc.
100.0% - 9194649 Canada Inc.
100.0% - Portag3 Ventures Participation ULC
62.9% - Portag3 Ventures L.P.
100.0% - Portag3 International Investments Inc.
26.79% - Springboard L.P.
20.0% - 11066498 Canada Inc.
20.0% - 11066510 Canada Inc.
9.41% - Collage Inc.
4.44% - dfuse Platform Inc. (EOS Canada Inc.)
4.41% - Nesto Inc.
4.22% - Breathe Life Inc.
2.59% - Dialogue Technologies Inc.
12.02% - Springboard II LP
53.46% - Springboard III, LP
68.06% - Diagram Ventures, LP
80.0% - 11066498 Canada Inc.
80.0% - 11066510 Canada Inc.
40.78% - Collage Inc.
22.97% - Nesto Inc.
24.40% - Dialogue Technologies Inc.
26.66% - dfuse Platform Inc. (EOS Canada Inc.)
21.60% - Breathe Life Inc.
33.33% - Portag3 Ventures II Affiliates L.P.
46.96% - Portag3 ventures II L.P.
100.00% - Portag3 Ventures II International Investments Inc.
46.54% - Springboard III, LP.
6.57% - Dialogue Technologies Inc.
50.0% - Diagram Ventures GP Inc. (9629262 Canada Inc.)

Item 27. Number of Contract Owners
As of March 29, 2019, there were 56 Owners of Qualified Contracts and 651 Owners of Non-Qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
Colorado Business Corporation Act
Article 109 – INDEMNIFICATION
Section 7-109-101. Definitions.
As used in this article:
(1)	“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.
(2)	“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.
(3)	“Expenses” includes counsel fees.
(4)	“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.
(5)	“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.
(6)	“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.
(7)	“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.
(1)	Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:
	(a)	The person’s conduct was in good faith; and
	(b)	The person reasonably believed:
		(I)	In the case of conduct in an official capacity with the corporation, that such conduct was in the corporation’s best interests; and
		(II)	In all other cases, that such conduct was at least not opposed to the corporation’s best interests; and
	(c)	In the case of any criminal proceeding, the person had no reasonable cause to believe the person’s conduct was unlawful.
(2)	A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.
(3)	The termination of a proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent is not, of itself, determinative that the director did not meet the standard of conduct described in this section.
(4)	A corporation may not indemnify a director under this section:
	(a)	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or
	(b)	In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.
(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103. Mandatory Indemnification of Directors.
Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by the person in connection with the proceeding.
Section 7-109-104. Advance of Expenses to Directors.
(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of final disposition of the proceeding if:
	(a)	The director furnishes to the corporation a written affirmation of the director’s good-faith belief that the director has met the standard of conduct described in section 7-109-102;
	(b)	The director furnishes to the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that the director did not meet the standard of conduct; and
	(c)	A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)	The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.
(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in section 7-109-106.
Section 7-109-105. Court-Ordered Indemnification of Directors.
(1)	Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:
	(a)	If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.
	(b)	If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1) or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.
Section 7-109-106. Determination and Authorization of Indemnification of Directors.
(1)	A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received and the determination required by section 7-109-104(1)(c) has been made.
(2)	The determinations required by subsection (1) of this section shall be made:
	(a)	By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or
	(b)	If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.
(3)	If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and a committee cannot be established under paragraph (b) of subsection (2) of this section, or, even if a quorum is obtained or a committee is designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:
	(a)	By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or
	(b)	By the shareholders.

(4)	Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.
Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.
(1)	Unless otherwise provided in the articles of incorporation:
	(a)	An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;
	(b)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director; and
	(c)	A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.
Section 7-109-108. Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.
Section 7-109-109. Limitation of Indemnification of Directors.
(1)	A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except an insurance policy, or otherwise, is valid only to the extent the provision is not inconsistent with sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification and advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.
(2)	Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.
Section 7-109-110. Notice to Shareholders of Indemnification of Director.
If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.
Bylaws of Great-West
Article IV. Indemnification
SECTION 1. In this Article, the following terms shall have the following meanings:

(a)	“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;
(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;
(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;
(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.
SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:
(a)	the person conducted himself or herself in good faith; and
(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and
(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.
SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:
(a)	the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and
(b)	with respect to the matter(s) giving rise to the proceeding:
	(i)	the person conducted himself or herself in good faith; and
	(ii)	the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and
	(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
	(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29. Principal Underwriter
(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.
(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Chair, President, and Chief Executive Officer
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
R.L. Logsdon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Counsel, and Secretary
R.M. Mattie	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Principal Financial Officer, Principal Operations Officer, Vice President and Treasurer
K.I. Schindler	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
M.J. Kavanagh	8515 East Orchard Road Greenwood Village, CO 80111	Associate Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
B.R. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Counsel and Assistant Secretary

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings and Representations
(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	The Depositor, Great-West Life & Annuity Insurance Company, represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Great-West Life & Annuity Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 25th day of April, 2019.
VARIABLE ANNUITY-2 SERIES ACCOUNT (Registrant)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 25, 2019
R. Jeffrey Orr*
/s/ Edmund F. Murphy III	President and Chief Executive Officer	April 25, 2019
Edmund F. Murphy III
/s/ Andra S. Bolotin	Executive Vice President & Chief Financial Officer	April 25, 2019
Andra S. Bolotin
/s/ John L. Bernbach	Director	April 25, 2019
John L. Bernbach*
/s/ Robin Bienfait	Director	April 25, 2019
Robin Bienfait*
/s/ Marcel R. Coutu	Director	April 25, 2019
Marcel R. Coutu*
/s/ André R. Desmarais	Director	April 25, 2019
André R. Desmarais*
/s/ Paul G. Desmarais, Jr.	Director	April 25, 2019
Paul G. Desmarais, Jr.*
/s/ Gary A. Doer	Director	April 25, 2019
Gary A. Doer*
/s/ Gregory J. Fleming	Director	April 25, 2019
Gregory J. Fleming*
/s/ Claude Généreux	Director	April 25, 2019
Claude Généreux*

	Signature	Title	Date
	/s/ Alain Louvel	Director	April 25, 2019
Alain Louvel*
	/s/ Paula B. Madoff	Director	April 25, 2019
Paula B. Madoff*
	/s/ Paul A. Mahon	Director	April 25, 2019
Paul A. Mahon*
Director
Donald Raymond
Director
Robert L. Reynolds
	/s/ T. Timothy Ryan, Jr.	Director	April 25, 2019
T. Timothy Ryan, Jr.*
	/s/ Jerome J. Selitto	Director	April 25, 2019
Jerome J. Selitto*
	/s/ Gregory D. Tretiak	Director	April 25, 2019
Gregory D. Tretiak*
	/s/ Brian E. Walsh	Director	April 25, 2019
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 25, 2019
Ryan L. Logsdon